UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22811

Bridge Builder Trust

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Elaine E. Richards, Secretary

Bridge Builder Trust

c/o 2020 East Financial Way

Glendora, CA 91741

(Name and address of agent for service)

414-287-3700

Registrant’s telephone number, including area code

Date of fiscal year end: June 30, 2015

Date of reporting period: December 31, 2014

Item 1. Reports to Stockholders.

BridgeBuilder®

MUTUAL FUNDS

Bridge Builder Bond Fund

Semiannual Report
December 31, 2014

Semiannual Report • December 31, 2014

Bridge Builder Mutual Funds

Letter to Shareholders

Dear Shareholder,

It is our pleasure to provide you with the semiannual report for the Bridge Builder Bond Fund representing performance, commentary and financials for the period from July 1, 2014 to December 31, 2014.

Bond Market Overview

Fixed-income markets remained strong during the second half of 2014 as the fundamental backdrop remained supportive. The U.S. economy continued to expand and has become a bright spot for growth as other major economies continued to struggle. In October, the Federal Reserve ended its bond purchase program, known as quantitative easing, which had been widely viewed as being supportive of historically low interest rates and boosting the prices of other financial assets. The domestic employment environment improved during the period and falling oil prices provided relief to consumers. Lastly, inflation remained tame, which is of particular concern to bond investors, as it erodes the value of income received. These factors all contributed to a general increase in investor confidence and strong fixed-income performance during the period.

The strong performance in bonds was a surprise to most market participants. While there was some volatility, Treasury yields continued to decline, particularly for bonds with longer maturities. As a result, the Treasury sector outperformed other areas of the bond market, which was a shift from the first half of the year. While the corporate sector was generally supported by strong fundamentals, investors seemed to have a somewhat diminished risk tolerance. This led to relatively lower returns for corporate bonds. The bonds of companies in the energy industry suffered the most as these firms were most directly exposed to the rapid fall in oil prices. The mortgage sector performed in line with the broader market. While changes in Federal Reserve policy have diminished support for this market, some investors felt there was more relative value in mortgages than in other sectors.

Semiannual Report • December 31, 2014	1

Bridge Builder Mutual Funds

Letter to Shareholders (Continued)

During the 6-month period ended December 31, 2014, the Bridge Builder Bond Fund generated a total return of 1.93%, slightly behind the Barclays U.S. Aggregate Bond Index return of 1.96%. In the same period, the average return of the fund’s peer group, the Morningstar Intermediate-Term Bond, was 1.02%. Additional information and commentary specific to the Bridge Builder Bond Fund is available in the Management’s Discussion of Fund Performance in this report.

Thank you for choosing Edward Jones to help you pursue your financial goals. As always, please contact your Edward Jones financial advisor for more information about your account and to further discuss your financial goals.

Sincerely,

William H. Broderick, III	Chairman, Bridge Builder Trust

William E. Fiala	Vice President, Olive Street Investment Advisers Principal, Edward Jones Investment Advisory

2	Semiannual Report • December 31, 2014

Bridge Builder Mutual Funds

Letter to Shareholders (Continued)

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Must be preceded or accompanied by a prospectus which contains more complete information including investment objectives, risks, charges, and expenses. Your financial adviser can provide you with a current prospectus, which contains this and other important information that should be read carefully prior to investing.

Past performance does not guarantee future results.

Mutual fund investing involves risk. The value of your investment in the Fund could go down as well as up. You may lose money investing in the Fund, including the loss of principal. Investing in the bond market is subject to certain risks including market, credit, interest rate, liquidity, redemption and reinvestment risk. The Fund may invest in asset-backed, mortgage-related and mortgage-backed securities, which may be more sensitive to changes in interest rates, prepayments and impairment of the value of the collateral underlying the security. The Fund may invest in derivatives, which may be more sensitive to market, counterparty, liquidity and correlation risk. The Fund may invest in U.S dollar-denominated foreign securities (including emerging markets), which may be more sensitive to currency fluctuations, political and economic instability, differing government regulations and liquidity risk. Multi-investment management styles may lead to overlapping securities transactions and higher transaction expenses compared to single investment management styles. Outcomes depend on the skill of the sub-advisers and adviser and the allocation of assets amongst them.

The Barclays U.S. Aggregate Bond Index measures the broad market for U.S. dollar-denominated investment grade fixed-rate taxable bond market. Index returns reflect the change in value, principal payments and interest of bonds in the index. You cannot invest directly in an index.

The Morningstar Intermediate-Term Bond peer group consists of intermediate-term bond portfolios which invest primarily in corporate, government, foreign or other fixed income issues and typically have durations of three and one-half to six years. These portfolios are less sensitive to interest rates than portfolios that have longer durations. Morningstar peer groups are assigned by Morningstar according to its proprietary assessment of a fund’s underlying securities. Consequently, a fund’s Morningstar peer group may change based on shifts in investment composition.

The Bridge Builder Bond Fund is distributed by Quasar Distributors, LLC.

Semiannual Report • December 31, 2014	3

Bridge Builder Bond Fund

Management’s Discussion of Fund Performance

The final six months of 2014 resembled a “flight-to-quality” market environment, a time period when investors tend to favor safer bonds and avoid riskier bonds. This may have been driven by growing investor concern over global economic growth and the sharp drop in the price of oil. Interest rates also fell meaningfully, which is common during a “flight-to-quality” environment. As a result, U.S. Treasury bonds generally outperformed riskier bonds like corporate bonds and emerging market debt. In addition, bonds with longer maturities (which tend to experience greater price changes in response to changing interest rates) tended to perform better than bonds with shorter maturities.

For the period starting July 1, 2014 and ending December 31, 2014, the Fund returned 1.93% slightly underperforming the 1.96% gain for the Barclays U.S. Aggregate Bond Index over the same period. On the positive side, the Fund’s corporate bonds, especially bonds of financial companies, performed better than the corporate bonds in the Index. The Fund’s relative return was held back, in part, because the Fund owned fewer U.S. Treasury bonds than the Index. U.S. Treasury bonds generally outperformed the other bond sectors in the Index. Another item that detracted from returns relative to the Index was the Fund’s maturity positioning. In other words, the maturity dates (the date a bond is scheduled to be repaid in full) of the bonds held by the Fund tended to underperform the maturity dates of bonds comprising the Index.

4	Semiannual Report • December 31, 2014

Bridge Builder Bond Fund

Management’s Discussion of Fund Performance (Continued)

The following chart compares the value of a hypothetical $10,000 investment in the Bridge Builder Bond Fund from its inception (October 28, 2013) to December 31, 2014 as compared with the Barclays U.S. Aggregate Bond Index.

Bridge Builder Bond Fund

Growth of a Hypothetical $10,000 Investment as of December 31, 2014

vs.

Barclays U.S. Aggregate Bond Index

	Total returns for the period ending December 31, 2014
	3-Month	6-Month	12-Month	Since Inception (Annualized)
Bridge Builder Bond Fund	1.67%	1.93%	5.91%	4.15%
Barclays U.S. Aggregate Bond Index	1.79%	1.96%	5.97%	4.15%

Semiannual Report • December 31, 2014	5

Bridge Builder Bond Fund

Management’s Discussion of Fund Performance (Continued)

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted.

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

The Barclays U.S. Aggregate Bond Index measures the broad market for U.S. dollar-denominated investment grade fixed-rate taxable bond market. Index returns reflect the change in value, principal payments and interest of bonds in the index. The Fund's portfolio holdings may differ significantly from the securities held in the relevant index and, unlike a mutual fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses. You cannot invest directly in an index.

6	Semiannual Report • December 31, 2014

Bridge Builder Bond Fund

Expenses

Expense Example

For the Period Ended December 31, 2014

As a shareholder of the Fund, you incur two types of costs: (1) ongoing costs, including management fees and sub-adviser fees, and other Fund expenses; and (2) annual Edward Jones Advisory Solutions® program and administrative fees, which are charged outside of the Fund. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on $1,000 invested at the beginning of the period and held for the entire period from July 1, 2014, to December 31, 2014.

Actual Expenses

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the applicable line under the heading titled “Expenses paid during the period (7/1/14 – 12/31/14)*” to estimate the expenses you paid on your account during the period.

Semiannual Report • December 31, 2014	7

Bridge Builder Bond Fund

Expenses (Continued)

Expense Example

For the Period Ended December 31, 2014

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any annual Edward Jones Advisory Solutions® program and administrative fees. Therefore, the table below is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these costs were included, your costs could have been higher.

	Beginning account value (7/1/14)	Ending account value (12/31/14)	Expenses paid during the period (7/1/14 – 12/31/14)*
Actual	$1,000.00	$1,019.30	$0.87
Hypothetical	$1,000.00	$1,024.35	$0.87

*	Expenses are equal to the Fund’s annualized expense ratio of 0.17%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six-month period). Expenses do not include Edward Jones Advisory Solutions® program and administrative fees, which are charged outside of the Fund.

8	Semiannual Report • December 31, 2014

Bridge Builder Bond Fund

Portfolio Composition

Bridge Builder Bond Fund

Investments by Security Type as of December 31, 2014

(as a Percentage of Total Investments)

Semiannual Report • December 31, 2014	9

Bridge Builder Bond Fund

Summary Schedule of Investments

December 31, 2014 (Unaudited)

	Principal Amount	Value	Percentage of Net Assets
BONDS & NOTES
Asset-Backed Obligations
Chase Issuance Trust, 0.62%, Apr. 2019	$16,700,000	$16,602,238	0.22%
Other Securities (1)(2)	562,317,985	541,437,716	7.03%
Total Asset-Backed Obligations		$558,039,954	7.25%
Corporate Bonds
Basic Materials
Various Securities (2)	$91,815,000	$97,506,399	1.27%
Total Basic Materials		97,506,399	1.27%
Communications
Various Securities (2)	170,323,264	190,664,831	2.47%
Total Communications		190,664,831	2.47%
Consumer Cyclical
Various Securities (2)	85,260,198	91,460,414	1.19%
Total Consumer Cyclical		91,460,414	1.19%
Consumer Non-cyclical
Various Securities (2)	200,845,088	213,895,169	2.78%
Total Consumer Non-cyclical		213,895,169	2.78%
Diversified
Various Securities (2)	7,237,000	8,228,498	0.11%
Total Diversified		8,228,498	0.11%
Energy
Various Securities (2)	224,570,000	234,760,718	3.05%
Total Energy		234,760,718	3.05%
Financials
American International Group, Inc., 6.40%, Dec. 2020	15,100,000	18,006,297	0.23%
Bank of America Corp., 5.88%, Jan. 2021	15,340,000	17,786,316	0.23%

The accompanying notes are an integral part of these financial statements.

10	Semiannual Report • December 31, 2014

Bridge Builder Bond Fund

Summary Schedule of Investments

December 31, 2014 (Unaudited)(Continued)

	Principal Amount	Value	Percentage of Net Assets
Corporate Bonds – (continued)
Financials – (continued)
Goldman Sachs Group, Inc., 5.75%, Jan. 2022	$17,547,000	$20,298,141	0.26%
Other Securities (2)	860,288,409	925,297,986	12.01%
Total Financials		981,388,740	12.73%
Industrials
Various Securities (2)	60,185,031	64,350,084	0.84%
Total Industrials		64,350,084	0.84%
Technology
Various Securities	66,455,000	69,341,696	0.90%
Total Technology		69,341,696	0.90%
Utilities
Various Securities (2)	118,314,196	127,725,732	1.66%
Total Utilities		127,725,732	1.66%
Total Corporate Bonds		$2,079,322,281	27.00%

Government Related
U.S. Treasury
United States Treasury Inflation Indexed Bond, 0.13%, Apr. 2019 (3)	$59,991,834	$59,330,964	0.77%
United States Treasury Note, 0.63%, Dec. 2016	50,260,000	50,193,255	0.65%
United States Treasury Note, 1.25%, Nov. 2018	92,265,000	91,616,285	1.19%
United States Treasury Note, 1.38%, Jun. 2018	20,170,000	20,209,392	0.26%
United States Treasury Note, 1.38%, Nov. 2018	17,239,000	17,205,332	0.22%
United States Treasury Note, 1.50%, Aug. 2018	21,561,000	21,665,441	0.28%
United States Treasury Note, 1.50%, Dec. 2018	16,415,000	16,436,799	0.21%

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2014	11

Bridge Builder Bond Fund

Summary Schedule of Investments

December 31, 2014 (Unaudited)(Continued)

	Principal Amount	Value	Percentage of Net Assets
Government Related – (continued)
U.S. Treasury – (continued)
United States Treasury Note, 1.63%, Dec. 2019	$35,655,000	$35,602,088	0.46%
United States Treasury Note, 2.38%, May 2018	16,950,000	17,569,726	0.23%
United States Treasury Note, 2.63%, Aug. 2020	89,084,000	93,030,154	1.21%
United States Treasury Note, 3.13%, May 2019	20,774,000	22,145,416	0.29%
United States Treasury Note, 3.25%, Dec. 2016	20,315,000	21,338,693	0.28%
United States Treasury Note, 3.50%, Feb. 2018	100,768,000	107,987,120	1.40%
United States Treasury Bond, 3.50%, Feb. 2039	84,019,100	96,497,281	1.25%
United States Treasury Bond, 4.38%, Feb. 2038	16,062,600	21,018,169	0.27%
United States Treasury Bond, 5.25%, Nov. 2028	49,415,500	66,251,509	0.86%
United States Treasury Note, 6.25%, Aug. 2023	13,900,000	18,507,628	0.24%
United States Treasury Strip Coupon, 7.88%, Aug. 2018	23,739,000	22,608,976	0.29%
United States Treasury Strip Coupon, 7.88%, May 2019	18,038,000	16,792,476	0.22%
United States Treasury Strip Coupon, 7.88%, Aug. 2019	22,357,000	20,709,401	0.27%
United States Treasury Strip Coupon, 7.88%, May 2020	35,615,000	32,293,225	0.42%
United States Treasury Strip Coupon, 7.88%, Aug. 2020	25,243,000	22,715,797	0.29%
United States Treasury Strip Coupon, 7.88%, Feb. 2022	33,917,000	29,209,117	0.38%
United States Treasury Strip Coupon, 7.88%, Feb. 2023	65,197,000	54,503,910	0.71%

The accompanying notes are an integral part of these financial statements.

12	Semiannual Report • December 31, 2014

Bridge Builder Bond Fund

Summary Schedule of Investments

December 31, 2014 (Unaudited)(Continued)

	Principal Amount	Value	Percentage of Net Assets
Government Related – (continued)
U.S. Treasury – (continued)
United States Treasury Strip Coupon, 7.88%, May 2023	$33,170,000	$27,542,013	0.36%
U.S. Treasury Note/Bond, 0.88%–11.25%, Feb. 2015–Nov. 2044	220,849,000	248,203,821	3.22%
U.S. Treasury Strip Coupon, 3.50%, Aug. 2015–May 2036	401,465,000	305,294,416	3.96%
Other Securities (3)	30,903,684	18,929,395	0.25%
Total U.S. Treasury		1,575,407,799	20.44%
Other Government Related
Federal Home Loan Banks, 0.50%, Sep. 2016	18,390,000	18,341,248	0.24%
Residual Funding Corp Principal Strip, 3.88%, Jul. 2020	24,949,000	22,159,827	0.29%
Other Securities (2)	196,735,000	204,659,895	2.65%
Total Other Government Related		245,160,970	3.18%
Total Government Related		$1,820,568,769	23.62%

Mortgage-Backed Obligations
Banc of America Commercial Mortgage Trust, 5.38%, Sep. 2045	$15,385,176	$15,885,071	0.21%
Fannie Mae, 2.50%, Feb. 2028 (4)	16,500,000	16,766,837	0.22%
Fannie Mae, 3.00%, Jan. 2026 (4)	33,500,000	34,820,372	0.45%
Fannie Mae, 3.00%, May 2043	20,022,442	20,284,825	0.26%
Fannie Mae, 3.00%, Aug. 2043	16,472,179	16,690,306	0.22%
Fannie Mae, 3.48%, Jan. 2024	16,000,000	16,992,128	0.22%
Fannie Mae, 3.50%, Jan. 2041 (4)	19,500,000	20,327,229	0.26%
Fannie Mae, 3.50%, Feb. 2041	20,345,969	21,245,763	0.28%
Fannie Mae, 3.50%, Feb. 2042 (4)	17,024,832	17,706,007	0.23%
Fannie Mae, 3.50%, Nov. 2042	19,325,364	20,169,181	0.26%

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2014	13

Bridge Builder Bond Fund

Summary Schedule of Investments

December 31, 2014 (Unaudited)(Continued)

	Principal Amount	Value	Percentage of Net Assets
Mortgage-Backed Obligations – (continued)
Fannie Mae, 3.50%, Jul. 2043	$17,540,287	$18,319,242	0.24%
Fannie Mae, 4.00%, Jan. 2041 (4)	39,839,400	42,541,901	0.55%
Fannie Mae, 4.50%, Dec. 2040	19,230,804	20,908,388	0.27%
Fannie Mae, 5.00%, Jul. 2035	15,112,923	16,735,882	0.22%
Freddie Mac, 3.00%, Jun. 2043	19,654,701	19,885,289	0.26%
Freddie Mac, 3.50%, Jul. 2042	21,758,843	22,658,164	0.29%
Ginnie Mae, 3.50%, Jan. 2043 (4)	20,500,000	21,518,594	0.28%
Ginnie Mae, 4.50%, Jun. 2041	18,555,431	20,341,696	0.26%
Ginnie Mae, 4.50%, Nov. 2043	14,998,505	16,409,345	0.21%
Fannie Mae, 0.19%–1184.78%, Nov. 2015–Jul. 2051	178,437,418	157,324,259	2.04%
Fannie Mae, 0.50%–12.50%, Nov. 2015–Nov. 2048 (4)	713,875,575	754,615,562	9.79%
Freddie Mac, 0.46%–1181.25%, Aug. 2016–Jun. 2048	126,062,507	111,261,913	1.44%
Freddie Mac, 2.50%–10.00%, Jul. 2016–Oct. 2044 (4)(5)	268,089,121	285,166,938	3.70%
Ginnie Mae, 0.36%–38.73%, Apr. 2020–Oct. 2064	220,219,938	186,762,533	2.42%
Ginnie Mae, 3.00%–8.50%, Mar. 2025–May 2063 (4)	112,118,907	119,850,027	1.56%
Other Securities (1)(2)(6)	1,828,208,172	982,735,179	12.76%
Total Mortgage-Backed Obligations		$2,997,922,631	38.90%
Total Bonds & Notes (Cost: $7,286,065,005)		$7,455,853,635	96.77%

The accompanying notes are an integral part of these financial statements.

14	Semiannual Report • December 31, 2014

Bridge Builder Bond Fund

Summary Schedule of Investments

December 31, 2014 (Unaudited)(Continued)

	Shares	Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS
Money Market Funds
Fidelity Institutional Money Market Fund, 0.01% (7)	251,041,278	$251,041,278	3.26%
Goldman Sachs Financial Square Fund, 0.01% (7)	251,041,278	251,041,278	3.26%
Total Short-Term Investments (Cost: $502,082,556)		$502,082,556	6.52%

TOTAL INVESTMENT IN SECURITIES (Cost: $7,788,147,561)		$7,957,936,191	103.29%
LIABILITIES IN EXCESS OF OTHER ASSETS		(253,340,884)	-3.29%
TOTAL NET ASSETS		$7,704,595,307	100.00%

(1)	Includes securities that are treated as illiquid by the Fund. The value of these securities totals $10,476,519, which represents 0.14% of total net assets.

(2)	Includes restricted securities as defined in Rule 144A under the Securities Act of 1933. The value of these securities totals $866,920,341, which represents 11.25% of total net assets. See Note 2(d) in the Notes to Financial Statements.

(3)	Includes inflation protected securities. The value of these securities totals $68,598,931, which represents 0.89% of total net assets.

(4)	Includes delayed delivery securities. The value of these securities totals $213,842,006, which represents 2.78% of total net assets. See Note 2(b) in the Notes to Financial Statements.

(5)	Partially assigned as collateral for certain futures contracts. The value of the issue pledged totals $1,244,085, which represents 0.02% of total net assets.

(6)	Includes securities in default. The value of these securities totals $6,226,166, which represents 0.08% of total net assets.

(7)	Partially assigned as collateral for certain delayed delivery securities. See Note 2(b) in the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2014	15

Bridge Builder Bond Fund

Summary Schedule of Investments

December 31, 2014 (Unaudited)(Continued)

Open Futures Contracts

Number of Contracts Purchased (Sold)	Description	Settlement Month	Notional Amount	Value	Unrealized Appreciation (Depreciation)
99	U.S. 5 Year Note Future	Mar 2015	$11,767,775	$11,774,039	$6,264
222	U.S. Ultra Bond Future	Mar 2015	36,207,375	36,671,625	464,250
(229)	U.S. 10 Year Note Future	Mar 2015	(29,049,382)	(29,036,484)	12,898
(180)	U.S. Long Bond Future	Mar 2015	(25,894,139)	(26,021,250)	(127,111)
955	U.S. 2 Year Note Future	Mar 2015	208,652,248	208,757,032	104,784

					$461,085

The accompanying notes are an integral part of these financial statements.

16	Semiannual Report • December 31, 2014

Bridge Builder Mutual Funds

Statement of Assets and Liabilities

December 31, 2014 (Unaudited)

Bridge Builder Bond Fund
Assets:
Investments, at value (Cost of Investments $7,788,147,561)	$7,957,936,191
Cash	179,927
Receivable for investments sold	162,832,594
Receivable for fund shares sold	21,833,560
Interest receivable	40,299,458
Variation margin on futures contracts	85,354
Prepaid expenses	1,161,912
Total Assets	$8,184,328,996

Liabilities:
Payable for investments purchased	$472,373,758
Payable for fund shares redeemed	5,986,956
Payable to Adviser	762,996
Payable to Trustees	52,273
Accrued expenses and other liabilities	557,706
Total Liabilities	$479,733,689
Net Assets	$7,704,595,307

Net Assets Consist of:
Capital stock	$7,538,882,957
Undistributed net investment income/ (loss)	(10,133,045)
Accumulated net realized gain/ (loss)	5,595,680
Net unrealized appreciation/ (depreciation) on investments	169,788,630
Net unrealized appreciation/ (depreciation) on futures contracts	461,085
Net Assets	$7,704,595,307

Shares of beneficial interest outstanding (unlimited shares without par value authorized)	754,515,969
Net Assets	$7,704,595,307
Net asset value price per share	$10.21

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2014	17

Bridge Builder Mutual Funds

Statement of Operations

Period Ended December 31, 2014 (Unaudited)

Bridge Builder Bond Fund
Investment Income:
Interest	$86,903,838
Other Income	5,863
Total Investment Income	$86,909,701
Expenses:
Investment advisory fee	11,877,351
Professional fees	198,324
Administration fee	526,973
Fund accounting fees	521,770
Transfer agent fees and expenses	16,884
Trustee fees and expenses	141,711
Printing and mailing expense	156,764
Custody fees	117,628
Insurance expense	68,590
Registration fees	257,734
Other expenses	97,435
Total expenses before fee waivers	13,981,164
Fee waivers by Adviser	(7,506,141)
Net expenses	6,475,023
Net Investment Income	$80,434,678

Realized and Unrealized Gain/(Loss):
Net realized gain/(loss) on investments	13,022,939
Net realized gain/(loss) on futures contracts	325,558
Net change in unrealized appreciation/(depreciation) on investments	48,361,623
Net realized and unrealized gain/(loss) on investments	61,710,120
Net Increase in Net Assets Resulting from Operations	$142,144,798

The accompanying notes are an integral part of these financial statements.

18	Semiannual Report • December 31, 2014

Bridge Builder Mutual Funds

Statement of Changes in Net Assets

	Period Ended December 31, 2014 (Unaudited)	From October 28, 2013 (Inception Date) to June 30, 2014
Operations:
Net investment income	$80,434,678	$80,876,478
Net realized gain/(loss) on investments	13,348,497	307,101
Net change in unrealized appreciation/(depreciation) on investments	48,361,623	121,888,092
Net increase in net assets resulting from operations	142,144,798	203,071,671

Dividends and Distributions to Shareholders:
Net investment income	(90,627,476)	(88,893,387)
Total dividends and distributions	(90,627,476)	(88,893,387)

Fund Share Transactions:
Proceeds from shares sold	$880,796,414	$7,098,256,908
Shares issued to holders in reinvestment of dividends	91,509,649	88,893,387
Cost of shares redeemed	(323,966,690)	(296,589,967)
Net increase in net assets from capital share transactions	648,339,373	6,890,560,328
Total increase in net assets	699,856,695	7,004,738,612
Net Assets:
Beginning of period	$7,004,738,612	—
End of period*	7,704,595,307	$7,004,738,612
* Including undistributed net investment income/(loss) of:	(10,133,045)	59,753
Change in Shares Outstanding:
Shares sold	86,703,159	711,450,249
Shares issued to holders in reinvestment of dividends	8,993,516	8,859,252
Shares redeemed	(31,847,225)	(29,642,982)
Net increase	63,849,450	690,666,519

Semiannual Report • December 31, 2014	19

The accompanying notes are an integral part of these financial statements.

Bridge Builder Mutual Funds

Financial Highlights

Bridge Builder Bond Fund

	Period Ended December 31, 2014 (Unaudited)		From October 28, 2013 (Inception Date) to June 30, 2014
Per share operating performance (for a share outstanding throughout the period)
Net asset value, beginning of period	$10.14		$10.00
Income (Loss) from Operations:
Net investment income	0.11		0.14
Net realized and unrealized gain	0.08		0.15
Total income from operations	0.19		0.29
Dividends and Distributions to Shareholders:
Dividends from net investment income	(0.12)		(0.15)
Change in net asset value for the period	0.07		0.14
Net asset value, end of period	$10.21		$10.14
Total return	1.93	%(2)	2.91	%(1)(2)

Ratios / Supplemental Data
Net assets, end of period (millions)	$7,705		$7,005
Ratio of Net Expenses to Average Net Assets:
Before fee waivers	0.38	%(3)	0.40	%(3)
After fee waivers	0.17	%(3)	0.20	%(3)
Ratio of Net Investment Income to Average Net Assets:
Before fee waivers	1.96	%(3)	1.79	%(3)
After fee waivers	2.17	%(3)	1.99	%(3)
Portfolio turnover rate	52	%(2)	262	%(2)(4)

(1)	Since Inception (October 28, 2013)

(2)	Not Annualized

(3)	Annualized

(4)	Excludes securities received in capital contribution in-kind. See Note 1 in the Notes to Financial Statements.

20	Semiannual Report • December 31, 2014

The accompanying notes are an integral part of these financial statements.

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited)

1. ORGANIZATION

The Bridge Builder Trust (the “Trust”) is a Delaware statutory trust organized under the laws of the State of Delaware on December 19, 2012, and is registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). As of December 31, 2014, the Trust consists of a single series: the Bridge Builder Bond Fund (the “Fund”), which commenced operations on October 28, 2013. The Fund is diversified and currently offers a single class of shares. The Fund has adopted a non-fundamental policy to invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in fixed-income securities and other instruments, such as derivatives and certain investment companies, with economic characteristics similar to fixed-income securities. The investment objective of the Fund is to provide total return (capital appreciation plus income). On October 28, 2013, as part of a capital contribution in-kind, the Fund received securities with a fair value of $2,661,893,439 in exchange for shares of the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

Semiannual Report • December 31, 2014	21

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited)(Continued)

a) Investment Valuation – Fixed-income securities, including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds, (other than short-term securities) are valued using the bid price on the day of the valuation provided by an independent pricing service. Fixed-income securities are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services or sources. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yields and other relevant data relating to investments or securities with similar characteristics. The third party pricing service’s internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Mortgage- and asset-backed securities are usually issued as separate tranches, or classes, of securities within each package of underlying securities. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, estimated cash flows and market-based yield spreads for each tranche, and current market data and incorporate packaged collateral performance, as available. Mortgage- and asset-backed securities that use such valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy only if significant observable inputs are used.

Equity securities traded on a national securities exchange are valued at the last reported sale price at the close of regular trading on each day the exchange is open for trading. Securities listed on the NASDAQ

22	Semiannual Report • December 31, 2014

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited)(Continued)

National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. These valuations are typically categorized as Level 1 in the fair value hierarchy. Securities traded on an exchange for which there have been no sales are valued at the mean between last bid and ask price on such day. Securities for which quotations are not readily available are valued at their respective fair values, as determined in good faith pursuant to procedures adopted by the Board of Trustees.

Exchange traded financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities or commodities exchange, are valued at the last reported sales or settlement price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. If there was no sale activity, the financial derivative is valued at the mean between the highest bid and lowest ask price on the relevant exchange closest to the close of the NYSE.

Short-term securities with 60 days or less remaining to maturity when acquired by the Fund are valued on an amortized cost basis. These securities are typically categorized as Level 2 in the fair value hierarchy.

Open-ended mutual funds (including money market funds) are valued at the end of the day’s net asset value and are categorized as Level 1 of the fair value hierarchy.

The Trust has adopted valuation procedures that allow for the use of fair value pricing in appropriate circumstances. For example, such circumstances may arise when trading in a security has been halted or suspended or a security has been delisted from a national exchange, a security has not been traded for an extended period of time, or a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time the Fund calculates its own share price. If

Semiannual Report • December 31, 2014	23

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited)(Continued)

there is no price, or in the investment adviser’s or sub-adviser’s determination the price provided for a security by an independent pricing agent or broker does not represent fair value, then the security will be fair valued. Thinly traded securities and certain foreign securities may be impacted more by the use of fair valuations than other securities. In using fair value pricing, the Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. When using fair value to price securities, the Fund may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the same time at which the Fund determines its net asset value.

The Valuation Committee is generally responsible for overseeing the day-to-day valuation processes and reports periodically to the Board. The Valuation Committee is authorized to make all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable. These securities are classified as Level 2 or Level 3 of the fair value hierarchy. Certain vendor-priced securities may also be considered Level 3 if significant unobservable inputs are used by the vendors. The Fund did not fair value any securities as of December 31, 2014.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to its fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:

•	Level 1 – Fair value measurement within Level 1 should be based on a quoted price in an active market that the Trust has

24	Semiannual Report • December 31, 2014

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited)(Continued)

the ability to access for the asset or liability at the measurement date. Because a quoted price alone forms the basis for the measurement, the access requirement within Level 1 limits discretion in pricing the asset or liability, including in situations in which there are multiple markets for the asset or liability with different prices and no single market represents a principal market for the asset or liability. Importantly, the Financial Accounting Standards Board (FASB) has indicated that when a quoted price in an active market for a security is available, that price should be used to measure fair value without regard to an entity’s intent to transact at that price.

•	Level 2 – Fair value measurement within Level 2 should be based on all inputs other than quoted prices included within Level 1 that are observable for the asset or liability. Other significant observable market inputs include quoted prices for similar instruments in active markets, quoted adjusted prices in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.

•	Level 3 – Fair value measurement within Level 3 should be based on unobservable inputs in such cases where markets don’t exist or are illiquid. Significant unobservable inputs include model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

Semiannual Report • December 31, 2014	25

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited)(Continued)

Bridge Builder Bond Fund

	Level 1	Level 2	Level 3	Total
Asset-Backed Obligations	$—	$436,991,001	$121,048,953	$558,039,954
Corporate Bonds	—	2,059,755,747	19,566,534	2,079,322,281
Government Related	—	1,819,524,668	1,044,101	1,820,568,769
Mortgage-Backed Obligations	—	2,931,420,416	66,502,215	2,997,922,631
Short-Term Investments	502,082,556	—	—	502,082,556
Total Investments in Securities	$502,082,556	$7,247,691,832	$208,161,803	$7,957,936,191
Other Financial Instruments (1)
Futures Contracts	$461,085	$—	$—	$461,085
Total Investments in Other Financial Instruments	$461,085	$—	$—	$461,085

(1)	Includes cumulative appreciation/depreciation on futures contracts as reported in the Summary Schedule of Investments.

Below are the transfers between Levels 2 and Levels 3 during the reporting period from June 30, 2014 to December 31, 2014. Transfers between levels are identified at the end of the reporting period.

Bridge Builder Bond Fund
Transfers into Level 2	$28,333,749
Transfers out of Level 2	68,469,212

Net transfers out of Level 2	$40,135,463

Transfers into Level 3	$68,469,212
Transfers out of Level 3	28,333,749

Net transfers into Level 3	$40,135,463

26	Semiannual Report • December 31, 2014

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited)(Continued)

Below is a reconciliation that details the activity of securities in Level 3 during the period ended December 31, 2014:

Bridge Builder Bond Fund
Beginning Balance – June 30, 2014	$132,261,070
Purchases	76,067,495
Sales proceeds and paydowns	(39,534,612)
Transfers into Level 3	68,469,212
Transfer out of Level 3	(28,333,749)
Realized gains/(losses), net	118,572
Change in unrealized gains/(losses), net	(886,185)

Ending Balance – December 31, 2014	$208,161,803

The realized and unrealized gains and losses from Level 3 transactions are included with the net realized gain/(loss) on investments and net change in unrealized appreciation/(depreciation) on investments on the Statement of Operations, respectively. The net change in unrealized appreciation/(depreciation) on investments related to Level 3 securities held by the Fund at December 31, 2014 totals $(886,185).

The following table presents information about unobservable inputs related to the Fund's categories of Level 3 investments as of December 31, 2014:

Type of Security	Fair Value at 12/31/2014	Valuation Techniques	Unobservable Inputs	Range
Asset-Backed Obligations	$121,048,953	Consensus pricing	Third party & broker quoted inputs	N/A
Corporate Bonds	19,566,534	Consensus pricing	Third party & broker quoted inputs	N/A
Government Related	1,044,101	Consensus pricing	Third party & broker quoted inputs	N/A
Mortgage-Backed Obligations	66,502,215	Consensus pricing	Third party & broker quoted inputs	N/A

The following provides a general description of the impact of a change in an unobservable input on the fair value measurement and

Semiannual Report • December 31, 2014	27

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited)(Continued)

the interrelationship of unobservable inputs, where relevant and significant. Interrelationships may also exist between observable and unobservable inputs (for example, as interest rates rise, prepayment rates decline).

Third-Party & Broker Quoted Inputs

The significant unobservable inputs used by the third-party pricing vendors and broker-dealers generally include prepayment rates, interest rates, probability of default, and loss severity in the event of default. Significant increases (decreases) in any of those inputs in isolation could result in a significantly lower (higher) fair value measurement. Generally, a change in the assumption used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumption used for prepayment rates.

Additionally, third-party pricing vendors and broker-dealers could use market activity related to comparable securities to supplement the inputs noted above. Usually, an increase (decrease) in the price of a comparable bond would result in a higher (lower) fair value measurement.

b) Delayed Delivery Securities – The Fund may enter into contracts to purchase mortgage securities for a fixed price at a future date beyond customary settlement time if the Fund sets aside on its books liquid assets in an amount sufficient to meet the purchase price, or if the Fund enters into offsetting contracts for the forward sale of other securities it owns. In the case of delayed delivery mortgage purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a contract, with the actual principal amount being within a specified range of the estimate. For these obligations, the Fund will earmark liquid assets in an amount sufficient to cover its obligations. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the

28	Semiannual Report • December 31, 2014

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited)(Continued)

risk of decline in the value of the Fund’s other assets. Where such purchases are made through dealers, the Fund relies on the dealer to consummate the sale. The dealer’s failure to do so may result in a loss to the Fund of an advantageous yield or price. Although the Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio, the Fund may dispose of a commitment prior to settlement if it deems it appropriate to do so. The Fund may realize short-term profits or losses upon the sale of forward commitments.

The Fund may enter into delayed delivery sale commitments to hedge its portfolio positions or to sell securities it owns under delayed delivery arrangements. Proceeds of the sale commitments are not received until the contractual settlement date. Unsettled sale commitments are valued at current market value of the underlying securities. If the sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the Fund delivers securities under the commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Fixed-income securities purchased on a delayed delivery basis are typically marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

As of December 31, 2014, the Fund held $213,842,006 in delayed delivery purchase commitments that represent 2.78% of the Fund’s net assets.

c) Derivatives – The Fund invests in derivatives as permitted by its investment objectives and policies. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument.

Semiannual Report • December 31, 2014	29

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited)(Continued)

The Fund’s use of derivatives may increase or decrease its exposure to market risk, including the risk that the change in the value of the derivative may not correlate with changes in the value of the underlying securities. The Fund also is exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty risk. Liquidity risk is the risk that the Fund will be unable to sell a particular derivative in the open market in a timely manner. Counterparty risk is the risk that a counterparty will not be able to fulfill its obligations to the Fund pursuant to the terms of a derivative investment. The Fund’s maximum risk of loss from counterparty risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund.

Futures Contracts – The Fund may enter into interest rate and Treasury futures contracts, which are agreements between two parties to buy or sell a specified underlying instrument for a fixed price on a specified future date, to the extent permitted by its investment objectives and policies. During the period ended December 31, 2014, the Fund purchased and sold futures contracts to gain or hedge exposure to risk factors and alter the Fund’s investment characteristics. Upon entering into futures contracts, the Fund is required to deposit cash or pledge securities as initial margin, with additional securities segregated up to the current market value of all of the Fund’s futures contracts. Any subsequent margin deposit increases or decreases, which are dependent on the daily fluctuations in the value of the instrument underlying the contract, are made or received by the Fund periodically (Variation Margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The Fund had an average monthly notional amount of purchased futures of $198,478,102 and sold futures of $68,355,623 during the period ended December 31, 2014. See the Summary Schedule of Investments

30	Semiannual Report • December 31, 2014

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited)(Continued)

for the Fund’s open futures contracts as of December 31, 2014. The following table summarizes the fair values of derivative instruments on the Statement of Assets and Liabilities, categorized by risk exposure as of December 31, 2014.

Statement of Assets and Liabilities — Values of Derivative Instruments as of December 31, 2014

	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Value	Balance Sheet Location	Value
Interest Rate Risk: Futures Contracts*	Net unrealized appreciation on futures contracts	$575,298	Net unrealized depreciation on futures contracts	$114,213
Total		$575,298		$114,213

*	Includes unrealized appreciation/(depreciation) as reported on the Summary Schedule of Investments but is exclusive of the daily variation margin payable to the broker.

The following table presents the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended December 31, 2014.

Amount of Realized Gain/(Loss) on Derivatives Recognized in Income

Futures Contracts
Interest Rate Risk	$325,558
Total	$325,558

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income

Futures Contracts
Interest Rate Risk	$497,297
Total	$497,297

The Fund is subject to master netting agreements or similar arrangements that allow for amounts owed between the Fund and the counterparty to be netted. The party that has the larger payable pays

Semiannual Report • December 31, 2014	31

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited)(Continued)

the excess of the larger amount over the smaller amount to the other party. The master netting agreements or similar arrangements do not apply to amounts owed to/from different counterparties.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Summary Schedule of Investments. The following table presents the Fund’s derivatives by investment type, net of amounts available for offset under a master netting agreement and the related collateral received or pledged by the Fund as of December 31, 2014:

Assets:	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Gross Amounts not offset in the statement of financial position
				Financial Instruments	Collateral (Pledged)/ Received	Net Amount
Description
Futures Contracts	$575,298	$(114,213)	$461,085	—	$461,085	—

Liabilities:	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Gross Amounts not offset in the statement of financial position
				Financial Instruments	Collateral (Pledged)/ Received	Net Amount
Description
Futures Contracts	$114,213	$(114,213)	—	—	—	—

Actual margin required at the counterparty is based on the notional amounts or the number of contracts outstanding and may exceed the margin presented in the collateral tables. The Fund is required to deposit financial collateral (including cash collateral) at the counterparty to continually meet the original and maintenance requirements established by the counterparty. The net amount presented for futures contracts is displayed as net unrealized

32	Semiannual Report • December 31, 2014

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited)(Continued)

appreciation/(depreciation) on futures contracts on the Statement of Assets and Liabilities.

d) Restricted Securities – The Fund may own investment securities that are unregistered and thus restricted as to resale. These securities are valued after giving due consideration to pertinent factors, including recent private sales, market conditions and the issuer’s financial performance. Where future disposition of these securities requires registration under the Securities Act of 1933, the Fund may have the right to include these securities in such registration, generally without cost to the Fund. The Fund generally has no right to require registration of the unregistered securities it holds. All restricted securities held at December 31, 2014 met the definition of Rule 144A of the Securities Act of 1933 and can be traded with an institutional investor without registration. As of December 31, 2014, the Fund held restricted securities with an aggregate value of $866,920,341, which accounted for 11.25% of the Fund’s net assets. The Fund’s Sub-advisers have determined $6,616,207 of these securities to be illiquid and $860,304,134 to be liquid pursuant to the Fund’s illiquid and restricted securities guidelines.

e) Federal Income and Excise Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

As of June 30, 2014, management of the Fund has reviewed the Fund’s tax positions for all open tax years and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Fund is also not aware of any

Semiannual Report • December 31, 2014	33

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited)(Continued)

tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

f) Distributions to Shareholders – The Fund will make distributions of net investment income monthly and capital gains, if any, at least annually. Capital gains are distributed only to the extent they exceed available capital loss carryforwards. All distributions that are reinvested will be in shares of the Fund. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

g) Guarantees and Indemnifications – In the normal course of business, the Trust may enter into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Trust that have not yet occurred.

h) Other – Investment and shareholder transactions are recorded on the trade date. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis. Withholding taxes on foreign dividends and capital, if any, are included as a component of net investment income and realized gain/(loss) on investments, respectively, and have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Discounts and premiums on securities purchased are amortized and accreted, respectively, using the constant yield method over the life of the respective securities. Realized gains and losses are evaluated on the basis of identified cost.

34	Semiannual Report • December 31, 2014

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited)(Continued)

3. INVESTMENT ADVISER

Olive Street Investment Advisers, LLC (the “Adviser”) acts as investment adviser to the Fund pursuant to an investment advisory agreement (the “Advisory Agreement”) with the Trust. The Adviser is a wholly owned subsidiary of The Jones Financial Companies, L.L.L.P. Under the Advisory Agreement, the Adviser furnishes, at its own expense, all services, facilities and personnel necessary in connection with managing the Fund’s investments.

The Adviser shall provide the Trust with such investment research, advice and investment supervision as the Trust may from time to time consider necessary for the proper management of the assets of the Fund, and shall furnish continuously an investment program for the Fund. In fulfilling this obligation, the Adviser, among other things, recommends the hiring and termination of, and monitors the ongoing performance of, one or more investment “Sub-advisers” and allocates Fund assets among the Sub-advisers.

The Adviser has selected and the Board has approved Robert W. Baird & Co., Inc., (“Baird”), J.P. Morgan Investment Management, Inc. (“JPMIM”), and Prudential Investment Management, Inc. (“Prudential”) to sub-advise discrete portions of the Fund’s assets. Subject to the supervision of the Adviser, the Sub-advisers provide the Fund, among other services, a continuous investment program for the Fund and determine from time to time which securities or other investments shall be purchased, sold or exchanged for the Fund, including providing or obtaining such services as may be necessary in managing, acquiring or disposing of securities, cash or other investments. For their services as Sub-advisers to the Fund, Baird, JPMIM and Prudential are entitled to receive fees from the Adviser.

In consideration of the services to be provided by the Adviser pursuant to the Advisory Agreement, the Fund will pay the Adviser an investment management fee at an annual rate equal to 0.32% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive its management fees to the extent management fees to be

Semiannual Report • December 31, 2014	35

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited)(Continued)

paid to the Adviser exceed the management fees the Adviser is required to pay the Fund’s Sub-advisers. During the period ended December 31, 2014, the Adviser waived $7,506,141 of advisory fees which are not subject to recoupment by the Adviser.

Pursuant to an operating expense limitation agreement between the Adviser and the Fund, effective until October 28, 2015, the Adviser has contractually agreed to reduce its fees and/or pay Fund expenses (excluding acquired fund fees and expenses, portfolio transaction expenses, interest expense in connection with investment activities, taxes and non-routine expenses) to limit total annual fund operating expenses after fee waivers and/or expense reimbursements to 0.48% of the Fund’s average annual net assets (“Expense Cap”).

Any Fund expenses reimbursed by the Adviser related to the expense limitation agreement are subject to recoupment by the Adviser if the aggregate amount actually paid by a Fund toward operating expenses for such fiscal year (taking into account any reimbursements) does not exceed the Expense Cap. The Adviser is permitted to recoup expenses it reimbursed to the Fund in the prior three fiscal years. The Fund must pay its current ordinary operating expenses before the Adviser is entitled to any recoupment of expenses. During the period ended December 31, 2014, the Fund did not exceed the Expense Cap and no expense reimbursements are currently subject to recoupment in subsequent periods.

36	Semiannual Report • December 31, 2014

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited)(Continued)

4. INVESTMENT TRANSACTIONS

For the period ended December 31, 2014, purchases and sales of investment securities, other than short-term investments, were as follows:

Bridge Builder Bond Fund
Purchases:
U.S. Government	$4,304,679,498
Other	$721,655,145
Sales:
U.S. Government	$3,515,472,862
Other	$149,715,715

5. FEDERAL INCOME TAX INFORMATION

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. Temporary differences do not require reclassification. Temporary and permanent differences have no effect on net assets or net asset value per share. For the period ended June 30, 2014 the Fund increased undistributed net investment income by $8,076,662, decreased capital stock by $16,744 and decreased accumulated net realized loss by $8,059,918. Other permanent book-to-tax differences that required reclassification among the Fund’s capital accounts primarily related to paydowns and consent income.

At June 30, 2014, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Bridge Builder Bond Fund
Cost of Investments (1)	$7,156,714,218

Gross Unrealized Appreciation	$130,439,932
Gross Unrealized Depreciation	(10,379,298)

Net Unrealized Appreciation/(Depreciation) on investments	$120,060,634

Semiannual Report • December 31, 2014	37

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited)(Continued)

As of June 30, 2014, the components of accumulated earnings on a tax basis were as follows:

Bridge Builder Bond Fund
Accumulated Capital and Other Losses (2)	$(7,178,032)
Undistributed Net Ordinary Income (3)	1,312,426
Undistributed Long-Term Capital Gain	—
Unrealized Appreciation/(Depreciation) on Investments	120,060,634

Total Accumulated Gain	$114,195,028

At June 30, 2014, the Fund had capital loss carryforwards of $6,310,973 which will not expire.

The tax character of distributions paid by the Fund during the fiscal period ended June 30, 2014 and the six month period ended December 31, 2014 were as follows:

	2014	July 1, 2014 – December 31, 2014
Distributions paid from:
Net Ordinary Income (3)	$88,893,387	$90,627,476
Net Long-Term Capital Gains	—	—
Return of Capital	—	—

Total Distributions Paid	$88,893,387	$90,627,476

(1)	Tax Cost of Investments differs from the Cost of Investments in the Statement of Assets and Liabilities due to tax deferral of losses on wash sales and excess amortization of premium income.
(2)	Accumulated Capital and Other Losses includes capital loss carryforwards, organizational costs and straddle loss deferrals.
(3)	Net Ordinary Income includes net short-term capital gains, if any.

6. Trustees

Trustee fees and expenses displayed in the Statement of Operations include amounts accrued by the Fund to pay remuneration to each Trustee who is not an “interested person” as defined in the 1940 Act (an “Independent Trustee”) of the Fund. The Trustees who are “interested persons” (the “Non-Independent Trustees”) of the Trust do not receive any Trustee fees.

38	Semiannual Report • December 31, 2014

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited)(Continued)

7. Administrator

U.S. Bancorp Fund Services, LLC (“USBFS”) acts as the Trust’s administrator (the “Administrator”) pursuant to an administration agreement. USBFS provides certain administrative services to the Trust, including, among other responsibilities, fund accounting and certain compliance services. For these services, the Fund shall pay the administrator monthly, a fee accrued daily and based on average daily net assets. The Fund may also reimburse the Administrator for such out-of-pocket expenses as incurred by the Administrator in the performance of its duties. The amounts paid directly to the Administrator by the Fund for administrative services are included in Administration fees in the Statement of Operations.

Certain employees of the Administrator are also Officers of the Trust.

8. Custodian

U.S. Bank National Association is the custodian (the “Custodian”) for the Trust in accordance with a custodian agreement. Custodian fees are paid monthly and based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses. The amounts paid directly to the Custodian by the Fund for custody services are included in Custody fees in the Statement of Operations.

9. Risks

Investing in the fund may involve certain risks including, but not limited to, those described below. Please refer to the fund prospectus for more information on risks associated with investing in the fund.

a) Interest Rate Risk – The Fund invests in fixed income securities that change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. On the other hand, if rates fall, the value of these investments generally increases. Fixed income markets have experienced historically low interest rates for an extended period of time, which may increase the risk of interest rates rising in the future as a result of market forces,

Semiannual Report • December 31, 2014	39

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited)(Continued)

government action or other factors. Securities with greater interest rate sensitivity and longer maturities are subject to greater fluctuations in value. Usually, the changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment. Adjustable rate instruments also react to interest rate changes in a similar manner although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other things).

b) Liquidity Risk – Low trading volume, a lack of a market maker, or contractual or legal restrictions may limit or prevent the Fund from selling securities or closing derivative positions at desirable times or prices. During times of significant market or economic turmoil, usually liquid markets for certain of the Fund’s investments may experience extreme reductions in buyside demand, which may result in values of the Fund’s portfolio securities declining significantly over short or extended periods of time. These reductions in value may occur regardless of whether there has been a change in interest rates or a change in the credit rating of the issuer of the security. Under certain adverse market or economic conditions, Fund investments previously determined to be liquid may be deemed to be illiquid, and, because of regulatory limitations on investments in illiquid securities, the Fund may not be able to make or gain the desired level of exposure to certain investments that it otherwise would.

c) Redemption Risk – The Fund may experience losses when selling securities to meet redemption requests. This risk is greater for larger or frequent redemption requests. Because the Fund currently is available only to participants in a single asset allocation program, a reduction in the allocation of program assets to the Fund could result in one or more large redemption requests. Moreover, as a result of the requirement that the Fund satisfy redemption requests even during times of significant market or economic turmoil, the Fund may be forced to sell portfolio securities during periods of reduced liquidity when prices are rapidly declining. This may require the Fund

40	Semiannual Report • December 31, 2014

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited)(Continued)

to realize investment losses at times that a Sub-adviser believes that it would have been advisable to hold a particular investment until a more orderly sale could occur, the market recovers or the security reaches maturity.

d) Credit Risk – An issuer of a fixed income security may fail to pay all or a portion of the payment of principal and/or interest on a security. A security may decline in price if market participants become concerned regarding the credit-worthiness or credit-rating of the issuer, regardless of whether a bond has defaulted.

e) Counterparty Risk – The Fund may be involved in financial transactions or contracts with other parties. There is risk these parties may be unable or unwilling to fulfill their obligations, which could adversely impact the value of the Fund.

f) Market Risk – The overall market may perform poorly or the returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of investments.

Semiannual Report • December 31, 2014	41

Bridge Builder Mutual Funds

General Information

Independent Trustees of the Trust

Name	Role	Term	Principal Occupation
Jean E. Carter (Born: 1957)	Lead Independent Trustee	Indefinite Term; Since Inception	Retired; Director of Investment Management Group for Russell Investment Group (2000 – 2005)
Janice L. Innis- Thompson (Born: 1966)	Trustee, Chair of the Nominating and Governance Committee	Indefinite Term; Since Inception	Senior Vice President, Chief Compliance & Ethics Officer, TIAA-CREF (since 2006)
William N. Scheffel (Born: 1953)	Trustee	Indefinite Term; Since Inception	Executive Vice President, Chief Financial Officer and Treasurer, Centene Corporation (since 2003)
John M. Tesoro (Born: 1952)	Trustee, Chair of the Audit Committee	Indefinite Term; Since Inception	Retired; Partner, KPMG LLP (2002-2012)

42	Semiannual Report • December 31, 2014

Bridge Builder Mutual Funds

General Information (Continued)

Interested Trustees of the Trust

Name	Role	Term	Principal Occupation
William H. Broderick III (Born: 1952)	Trustee, Chairman	Indefinite Term; Since Inception	Retired; Principal, Investment Advisory, Edward Jones and General Partner, The Jones Financial Companies, LLLP (1986-2012)
William E. Fiala (Born: 1967)	Trustee, Chair of the Valuation Committee	Indefinite Term; Since Inception	Principal, Edward Jones and General Partner, The Jones Financial Companies, LLLP (1994 - Present)

Officers of the Trust

Name	Role	Term	Principal Occupation
Joseph C. Neuberger (Born: 1962)	President	Indefinite Term; Since Inception	Executive Vice President, U.S. Bancorp Fund Services, LLC (1994-Present)
Jason F. Hadler (Born: 1975)	Treasurer	Indefinite Term; Since Inception	Senior Vice President, U.S. Bancorp Fund Services, LLC (Since 2003)
Robert M. Slotky(1) (Born: 1947)	Chief Compliance Officer	Indefinite Term; Since Inception	Senior Vice President, U.S. Bancorp Fund Services, LLC (Since July 2001)
Elaine E. Richards (Born: 1968)	Secretary	Indefinite Term; Since Inception	Vice President and Legal Compliance Officer, U.S. Bancorp Fund Services, LLC (Since July 2007)
(1)	Robert M. Slotky retired December 31, 2014. Alan J. Herzog will fulfil the role of Chief Compliance Officer effective January 1, 2015.

The business address of the Trustees and Officers is the address of the Trust: 615 East Michigan Street, Milwaukee, Wisconsin 53202.

The Statement of Additional Information includes additional information about the Trustees and is available upon request, without charge, by calling 1-855-823-3611.

Semiannual Report • December 31, 2014	43

Bridge Builder Mutual Funds

General Information (Continued)

Proxy Voting Procedures and Proxy Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, free of charge, by calling toll-free 1-855-823-3611. This information is also available through the Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the 12-month period ending June 30 is available without charge, upon request, by calling 1-855-823-3611. This information is also available through the Securities and Exchange Commission’s website at http://www.sec.gov.

Form N-Q Disclosure

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q filings are available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Form N-Q filings may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information regarding the Trust’s Form N-Q filings is also available, without charge, by calling toll-free, 1-855-823-3611.

Household Delivery of Shareholder Documents

To reduce expenses the Fund may mail only one copy of the Fund’s prospectus, SAI and each annual and semiannual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at 1-855-823-3611. You will begin receiving individual copies thirty days after your request is received.

Schedule of Investments

The Fund’s complete schedule of investments in securities of unaffiliated issuers is available without charge, upon request, by calling 1-855-823-3611, and on the SEC website at http://www.sec.gov as a part of Form N-CSR.

44	Semiannual Report • December 31, 2014

Bridge Builder Mutual Funds

Privacy Policy

FACTS	What Does the Bridge Builder Trust (“Bridge Builder”) Do with Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	* Social Security number	* Investment experience
	* Account transactions	* Risk tolerance
	* Transaction history	* Account transactions
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Bridge Builder chooses to share; and whether you can limit this sharing.

REASONS WE CAN SHARE YOUR PERSONAL INFORMATION	DOES BRIDGE BUILDER SHARE?	CAN YOU LIMIT THIS SHARING?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions? Call 855-823-3611 or go to www.bridgebuildermutualfunds.com

Semiannual Report • December 31, 2014	45

Bridge Builder Mutual Funds

Privacy Policy

WHO WE ARE
Who is providing this notice?	Bridge Builder Trust

WHAT WE DO
How does Bridge Builder protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Bridge Builder collect my personal information?	We collect your personal information, for example, when you deposit money with us, if you ever were to give us your contact information, open an account with us, provide us account information or make a wire transfer.
Why can’t I limit all sharing?

Federal law gives you the right to limit only:

* Sharing for affiliates’ everyday business purposes – information about your creditworthiness

* Affiliates from using your information to market to you

* Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

DEFINITIONS
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

* Olive Street Investment Advisers, LLC (“Olive Street”), our investment adviser, may be deemed to be affiliated with us. Olive Street is a wholly owned subsidiary of The Jones Financial Companies, L.L.L.P. (“JFC”), and is affiliated with other subsidiaries of JFC, including Edward D. Jones & Co., L.P., and Edward Jones Trust Company.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. * Bridge Builder does not share with non-affiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. * Bridge Builder does not currently engage in joint marketing efforts.

46	Semiannual Report • December 31, 2014

Investment Adviser

Olive Street Investment Advisers, LLC

12555 Manchester Road

St. Louis, MO 63131

Administrator, Fund Accountant & Transfer Agent

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

Distributor

Quasar Distributors, LLC

615 East Michigan Street

Milwaukee, WI 53202

Custodian

U.S. Bank, N.A.

1555 North RiverCenter Drive, Suite 302

Milwaukee, WI 53212

Legal Counsel

Morgan Lewis & Bockius, LLP

1701 Market Street

Philadelphia, PA 19103

Bridge Builder Bond Fund

Bridge Builder Bond Fund, available exclusively through Edward Jones Advisory Solutions®, aims to provide clients with total return through capital appreciation and income by employing a multi-manager sub-advised structure.

The Fund's assets are allocated across different fixed-income market sectors and maturities. Most of the Fund's investments are fixed-income securities issued or guaranteed by the U.S. government or its agencies, U.S. corporate issuers, asset-backed securities, and mortgage-related and mortgage-backed securities.

Visit www.bridgebuildermutualfunds.com for more information.

Enroll in e-delivery
Add convenience and organization to your financial life by signing up for e-delivery. Visit www.edwardjones.com/edelivery to learn more and enroll.

DES-8308-A

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Bridge Builder Bond Fund

Schedule of Investments

December 31, 2014 (Unaudited)

	Principal Amount	Value
BONDS & NOTES - 96.77%
Asset Backed Obligations - 7.25%
ABFC 2005-AQ1 Trust
4.93%, 06/25/2035	$910,030	$919,532
ABFC 2006-OPT1 Trust
0.32%, 09/25/2036	6,836,902	5,897,690
Academic Loan Funding Trust 2012-1
0.97%, 12/27/2022 (Acquired 10/28/2013, Cost $1,604,542) (b)	1,596,044	1,605,251
Academic Loan Funding Trust 2013-1
0.97%, 12/26/2044 (Acquired 11/15/2013, Cost $1,743,110) (b)	1,756,206	1,750,617
Ally Auto Receivables Trust 2011-5
1.32%, 07/15/2016	1,829,384	1,831,672
Ally Auto Receivables Trust 2012-1
1.21%, 07/15/2016	229,000	229,361
Ally Auto Receivables Trust 2012-2
0.74%, 04/15/2016	152,810	152,849
Ally Auto Receivables Trust 2012-3
0.85%, 08/15/2016	296,356	296,644
Ally Auto Receivables Trust 2014-SN2
1.03%, 09/20/2017	991,000	988,666
American Credit Acceptance Receivables Trust
1.64%, 11/15/2016 (Acquired 10/28/2013, Cost $128,483) (b)	128,551	128,608
2.28%, 09/17/2018 (Acquired 10/28/2013, Cost $331,499) (b)	332,000	332,753
American Credit Acceptance Receivables Trust 2012-2
2.75%, 02/15/2018 (Acquired 10/28/2013, Cost $125,906) (b)	125,410	125,520
American Credit Acceptance Receivables Trust 2013-1
1.45%, 04/16/2018 (Acquired 10/28/2013, Cost $343,096) (b)	343,413	343,708
American Credit Acceptance Receivables Trust 2014-1
1.14%, 03/12/2018 (Acquired 01/07/2014, Cost $366,058) (b)	366,076	366,175
American Credit Acceptance Receivables Trust 2014-2
0.99%, 10/10/2017 (Acquired 04/15/2014, Cost $2,811,536) (b)	2,811,652	2,809,459
2.26%, 03/10/2020 (Acquired 04/15/2014, Cost $1,033,902) (b)	1,034,000	1,033,001
American Credit Acceptance Receivables Trust 2014-4
1.33%, 07/10/2018 (Acquired 11/19/2014, Cost $1,177,919) (b)	1,178,000	1,177,668
American Express Credit Account Master Trust 2013-1
0.86%, 02/16/2021	5,000,000	5,028,610
American Homes 4 Rent 2014-SFR2
4.29%, 10/17/2036 (Acquired 09/18/2014, Cost $300,501) (b)	300,000	306,628
AmeriCredit Automobile Receivables Trust 2012-2
1.05%, 10/11/2016	1,542	1,543
AmeriCredit Automobile Receivables Trust 2012-3
0.96%, 01/09/2017	96,502	96,540
AmeriCredit Automobile Receivables Trust 2012-5
0.62%, 06/08/2017	184,314	184,344
AmeriCredit Automobile Receivables Trust 2013-1
0.61%, 10/10/2017	108,750	108,767
AmeriCredit Automobile Receivables Trust 2013-5
0.90%, 09/10/2018	393,220	393,087

Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Ser 2003-13
5.09%, 01/25/2034	10,603	10,540
Anchorage Capital CLO 2013-1 Ltd
1.42%, 07/13/2025 (Acquired 11/25/2013, Cost $14,336,875) (b)	14,500,000	14,258,575
Argent Securities Inc
1.30%, 03/25/2034	3,570,651	3,378,193
Argent Securities Inc Asset Back Pass Thr Certs Ser 2004-W5
1.20%, 04/25/2034	3,667,317	3,474,713
Argent Securities Inc Asset-Backed Pass-Through Certificates Series 2005-W3
0.51%, 11/25/2035	7,102,800	6,823,362
Ascentium Equipment Receivables 2012-1 LLC
1.83%, 09/15/2019 (Acquired 10/28/2013, Cost $92,385) (b)	92,468	92,466
Asset Backed Securities Corp Home Equity Loan Trust Series 2002-HE3
2.49%, 10/15/2032	951,313	940,151
Asset Backed Securities Corp Home Equity Loan Trust Series 2003-HE6
0.85%, 11/25/2033	1,862,969	1,760,079
Asset Backed Securities Corp Home Equity Loan Trust Series 2004-HE6
0.89%, 09/25/2034	7,326,197	7,243,425
Asset Backed Securities Corp Home Equity Loan Trust Series OOMC 2006-HE3
0.33%, 03/25/2036	5,519,523	5,174,238
Asset-Backed Pass-Through Certificates Series 2004-R2
0.94%, 04/25/2034	877,046	863,906
Atlas Senior Loan Fund IV Ltd
1.73%, 02/17/2026 (Acquired 12/13/2013, Cost $14,956,813) (b)	15,000,000	14,869,500
Avis Budget Rental Car Funding AESOP LLC
1.92%, 09/20/2019 (Acquired 12/17/2014, Cost $4,872,527) (b)	4,900,000	4,848,903
2.46%, 07/20/2020 (Acquired 02/05/2014 through 06/27/2014, Cost $10,310,126) (b)	10,300,000	10,332,125
AXIS Equipment Finance Receivables II LLC
1.75%, 03/20/2017 (Acquired 11/13/2013, Cost $966,514) (b)	966,557	966,285
Bank of America Auto Trust 2012-1
0.78%, 06/15/2016	89,003	89,015
Battalion CLO IV Ltd
1.63%, 10/22/2025	8,000,000	7,922,952
Bayview Financial Mortgage Pass-Through Trust 2006-A
5.48%, 02/28/2041	38,435	39,348
Bayview Financial Mortgage Pass-Through Trust 2007-B
6.83%, 08/28/2047	268,602	221,507
Bear Stearns Asset Backed Securities I Trust 2004-HE6
1.01%, 08/25/2034	7,536,175	6,948,353
Bear Stearns Asset Backed Securities I Trust 2004-HE7
1.06%, 08/25/2034	924,542	868,005
Bear Stearns Asset Backed Securities Trust 2003-2
1.67%, 03/25/2043	6,024,661	5,894,968
Bear Stearns Asset Backed Securities Trust 2006-SD1
0.54%, 04/25/2036	79,431	76,008
BMW Vehicle Lease Trust 2013-1
0.54%, 09/21/2015	169,478	169,506
BMW Vehicle Owner Trust 2014-A
0.53%, 04/25/2017	1,098,000	1,097,982
0.97%, 11/26/2018	680,000	679,263
BXG Receivables Note Trust 2012-A
2.66%, 12/02/2027 (Acquired 10/28/2013, Cost $663,439) (b)	670,361	666,170

Cabela’s Master Credit Card Trust
1.63%, 02/18/2020 (Acquired 10/28/2013, Cost $790,481) (b)	784,000	788,039
California Republic Auto Receivables Trust 2012-1
1.18%, 08/15/2017 (Acquired 12/03/2014, Cost $1,286,459) (b)	1,285,925	1,288,566
Capital Auto Receivables Asset Trust / Ally
0.62%, 07/20/2016	449,689	449,754
Capital Auto Receivables Asset Trust 2013-4
1.09%, 03/20/2018	957,000	956,909
Carfinance Capital Auto Trust 2013-1
1.65%, 07/17/2017 (Acquired 10/28/2013, Cost $295,417) (b)	294,915	295,236
2.75%, 11/15/2018 (Acquired 10/28/2013, Cost $170,015) (b)	172,000	174,067
Carfinance Capital Auto Trust 2013-2
1.75%, 11/15/2017 (Acquired 10/28/2013, Cost $139,060) (b)	139,065	139,445
CarFinance Capital Auto Trust 2014-1
1.46%, 12/17/2018 (Acquired 03/17/2014, Cost $1,272,674) (b)	1,272,826	1,274,563
2.72%, 04/15/2020 (Acquired 03/17/2014, Cost $374,901) (b)	375,000	378,250
CarFinance Capital Auto Trust 2014-2
1.44%, 11/16/2020 (Acquired 07/29/2014, Cost $3,505,914) (b)	3,506,167	3,503,253
Carlyle Global Market Strategies CLO 2013-1 Ltd
1.53%, 02/14/2025 (Acquired 01/02/2014, Cost $5,044,543) (b)	5,100,000	5,033,063
Carlyle Global Market Strategies Commodities Funding 2014-1 Ltd
2.13%, 10/15/2021 (Acquired 05/22/2014, Cost $2,686,667) (a) (b)	2,686,667	2,674,846
CarMax Auto Owner Trust 2011-1
2.16%, 09/15/2016	420,565	421,671
CarMax Auto Owner Trust 2013-1
0.60%, 10/16/2017	165,921	165,838
CarMax Auto Owner Trust 2013-4
0.80%, 07/16/2018	308,000	307,646
1.28%, 05/15/2019	275,000	273,325
CarMax Auto Owner Trust 2014-2
0.98%, 01/15/2019	2,105,000	2,098,607
Carnow Auto Receivables Trust 2013-1
1.16%, 10/16/2017 (Acquired 10/28/2013, Cost $11,862) (b)	11,868	11,868
1.97%, 11/15/2017 (Acquired 10/28/2013, Cost $451,105) (b)	451,000	450,855
Carnow Auto Receivables Trust 2014-1
0.96%, 01/17/2017 (Acquired 09/17/2014, Cost $2,144,779) (b)	2,144,851	2,142,488
1.89%, 11/15/2018 (Acquired 09/17/2014, Cost $999,930) (b)	1,000,000	997,167
Carrington Mortgage Loan Trust Series 2006-OPT1
0.35%, 02/25/2036	1,808,581	1,752,869
Catamaran CLO 2014-1 Ltd
1.78%, 04/20/2026	5,500,000	5,446,864
2.03%, 04/20/2026	4,500,000	4,271,117
Catamaran CLO 2014-2 Ltd
1.78%, 10/18/2026 (Acquired 12/17/2014, Cost $989,800) (b)	1,000,000	990,635
Chase Funding Trust Series 2003-4
5.42%, 05/25/2033	279,552	289,254
Chase Funding Trust Series 2003-6
4.28%, 11/25/2034	733,087	742,413
5.28%, 11/25/2034	430,562	442,069
Chase Issuance Trust
0.62%, 04/15/2019	16,700,000	16,602,238
Citigroup Mortgage Loan Trust Inc
0.53%, 10/25/2035	7,259,827	7,175,722
CNH Equipment Trust 2011-A
2.04%, 10/17/2016	271,199	271,355

CNH Equipment Trust 2012-A
0.94%, 05/15/2017	139,255	139,284
Concord Funding Co LLC
2.42%, 02/15/2015	1,445,000	1,454,031
3.15%, 01/15/2017 (Acquired 10/28/2013, Cost $3,096,000) (b)	3,096,000	3,126,651
Conseco Financial Corp
6.40%, 10/15/2018	7,647	7,831
7.05%, 01/15/2019	3,858	3,963
6.86%, 03/15/2028	109	109
6.24%, 12/01/2028	79,751	82,296
7.07%, 01/15/2029	1,006	1,023
6.18%, 04/01/2030	47,854	49,077
Conseco Financial Corp
6.22%, 03/01/2030	172,375	182,407
Contimortgage Home Equity Loan Trust 1997-2
7.09%, 04/15/2028	2	2
Countrywide Asset-Backed Certificates
4.58%, 01/25/2033	114,794	115,544
5.41%, 01/25/2034	48,346	48,681
0.92%, 03/25/2034	110,940	105,798
0.99%, 03/25/2034	13,279	12,254
0.73%, 04/25/2034	1,112	1,037
1.07%, 10/25/2034	109,963	106,758
0.95%, 11/25/2034	1,426,084	1,414,534
5.12%, 02/25/2035	133,891	136,512
4.61%, 04/25/2035	283,714	285,384
5.03%, 07/25/2035	319,042	324,786
4.78%, 02/25/2036	1,078,233	1,095,111
4.83%, 02/25/2036	1,324,056	1,310,510
0.41%, 04/25/2036	2,809,330	2,781,163
5.00%, 04/25/2036	361,218	304,591
4.98%, 05/25/2036	34,195	42,608
4.98%, 05/25/2036	99,762	115,152
4.93%, 09/25/2046	155,395	119,009
CPS Auto Receivables Trust 2011-B
3.68%, 09/17/2018 (Acquired 10/28/2013, Cost $101,171) (b)	99,959	101,453
CPS Auto Receivables Trust 2011-C
4.21%, 03/15/2019 (Acquired 10/28/2013, Cost $379,545) (b)	374,238	381,229
CPS Auto Receivables Trust 2012-A
2.78%, 06/17/2019 (Acquired 10/28/2013, Cost $206,082) (b)	204,164	206,709
CPS Auto Receivables Trust 2012-B
2.52%, 09/16/2019 (Acquired 10/28/2013, Cost $963,990) (b)	956,387	961,895
CPS Auto Receivables Trust 2013-A
1.31%, 06/15/2020 (Acquired 10/28/2013, Cost $670,316) (b)	672,303	669,004
CPS Auto Receivables Trust 2013-C
1.64%, 04/16/2018 (Acquired 10/28/2013, Cost $676,760) (b)	678,076	678,681
CPS Auto Receivables Trust 2013-D
1.54%, 07/16/2018 (Acquired 12/10/2013, Cost $1,978,657) (b)	1,978,838	1,980,554
CPS Auto Receivables Trust 2014-A
1.21%, 08/15/2018 (Acquired 03/10/2014, Cost $1,378,977) (b)	1,379,113	1,375,450
CPS Auto Receivables Trust 2014-B
1.11%, 11/15/2018	2,910,990	2,897,218
CPS Auto Receivables Trust 2014-C
1.31%, 02/15/2019 (Acquired 09/09/2014, Cost $3,570,383) (b)	3,570,445	3,559,123
3.77%, 08/17/2020 (Acquired 09/09/2014, Cost $557,938) (b)	558,000	557,520

CPS Auto Receivables Trust 2014-D
1.49%, 04/15/2019 (Acquired 12/10/2014, Cost $3,499,902) (b)	3,500,000	3,491,320
4.35%, 11/16/2020 (Acquired 12/10/2014, Cost $524,940) (b)	525,000	523,780
CPS Auto Trust
1.82%, 12/16/2019 (Acquired 10/28/2013, Cost $699,198) (b)	696,986	700,891
1.48%, 03/16/2020 (Acquired 10/28/2013, Cost $388,331) (b)	388,074	388,117
Credit Acceptance Auto Loan Trust 2012-1
2.20%, 09/16/2019 (Acquired 10/28/2013, Cost $62,275) (b)	62,139	62,263
Credit Acceptance Auto Loan Trust 2012-2
1.52%, 03/16/2020 (Acquired 10/28/2013, Cost $1,103,237) (b)	1,100,732	1,103,027
Credit-Based Asset Servicing and Securitization LLC
4.18%, 12/25/2035	34,296	33,992
CSMC Trust 2006-CF1
0.48%, 11/25/2035 (Acquired 10/28/2013, Cost $11,455) (b)	11,588	11,538
CWHEQ Home Equity Loan Trust Series 2007-S1
5.69%, 11/25/2036	79,960	76,973
DT Auto Owner Trust
0.98%, 04/16/2018 (Acquired 12/03/2014, Cost $2,734,846) (b)	2,735,000	2,724,334
Exeter Automobile Receivables Trust 2012-2
1.30%, 06/15/2017 (Acquired 10/28/2013, Cost $138,528) (b)	138,585	138,707
Exeter Automobile Receivables Trust 2013-1
1.29%, 10/16/2017 (Acquired 10/28/2013, Cost $1,927,469) (b)	1,924,882	1,928,297
Exeter Automobile Receivables Trust 2013-2
1.49%, 11/15/2017 (Acquired 10/28/2013, Cost $796,368) (b)	795,115	796,083
Exeter Automobile Receivables Trust 2014-1
1.29%, 05/15/2018 (Acquired 01/29/2014, Cost $2,260,288) (b)	2,259,728	2,261,558
Exeter Automobile Receivables Trust 2014-2
1.06%, 08/15/2018 (Acquired 05/20/2014, Cost $3,154,951) (b)	3,158,354	3,153,351
3.26%, 12/16/2019 (Acquired 05/20/2014, Cost $334,935) (b)	335,000	327,780
Exeter Automobile Receivables Trust 2014-3
1.32%, 01/15/2019 (Acquired 10/09/2014, Cost $3,278,562) (b)	3,278,772	3,278,201
2.77%, 11/15/2019 (Acquired 10/09/2014, Cost $666,895) (b)	667,000	665,363
Fifth Third Auto Trust 2014-3
0.57%, 05/15/2017	960,000	959,109
0.96%, 03/15/2019	413,000	411,312
First Investors Auto Owner Trust 2012-2
1.47%, 05/15/2018 (Acquired 10/28/2013, Cost $302,834) (b)	302,108	302,685
First Investors Auto Owner Trust 2013-1
0.90%, 10/15/2018 (Acquired 10/28/2013, Cost $890,960) (b)	891,515	891,345
First Investors Auto Owner Trust 2013-3
0.89%, 09/15/2017 (Acquired 10/21/2014 through 10/22/2014, Cost $982,320) (b)	981,986	982,069
First Investors Auto Owner Trust 2014-3
1.06%, 11/15/2018 (Acquired 11/07/2014, Cost $676,995) (b)	677,000	676,423
1.67%, 11/16/2020 (Acquired 11/07/2014, Cost $275,992) (b)	276,000	275,173
Flagship Credit Auto Trust 2013-1
1.32%, 04/16/2018 (Acquired 10/28/2013, Cost $551,286) (b)	552,138	552,594
Flagship Credit Auto Trust 2013-2
1.94%, 01/15/2019 (Acquired 10/28/2013, Cost $687,701) (b)	687,697	692,092
Flagship Credit Auto Trust 2014-1
1.21%, 04/15/2019 (Acquired 04/08/2014, Cost $1,815,278) (b)	1,815,414	1,810,801
2.55%, 02/18/2020 (Acquired 04/08/2014, Cost $279,936) (b)	280,000	279,437
Flagship Credit Auto Trust 2014-2
1.43%, 12/16/2019 (Acquired 10/09/2014, Cost $2,370,520) (b)	2,370,790	2,367,819
2.84%, 11/16/2020 (Acquired 10/09/2014, Cost $891,885) (b)	892,000	890,422
3.95%, 12/15/2020 (Acquired 10/09/2014, Cost $439,899) (b)	440,000	440,277

Ford Credit Auto Lease Trust 2014-A
0.50%, 10/15/2016	1,152,204	1,151,495
Ford Credit Auto Lease Trust 2014-B
0.89%, 09/15/2017	1,391,000	1,388,982
1.10%, 11/15/2017	550,000	550,996
Ford Credit Auto Owner Trust 2014-B
0.90%, 10/15/2018	890,000	889,320
Ford Credit Auto Owner Trust 2014-C
0.61%, 08/15/2017	1,200,000	1,198,279
1.06%, 05/15/2019	1,040,000	1,036,997
Ford Credit Auto Owner Trust/Ford Credit 2014-REV1
2.26%, 11/15/2025 (Acquired 05/06/2014, Cost $4,898,777) (b)	4,900,000	4,926,156
Ford Credit Floorplan Master Owner Trust A
0.54%, 01/15/2018	1,150,000	1,150,423
Freedom Trust 2011-2
4.59%, 08/01/2046 (Acquired 10/28/2013 through 06/25/2014, Cost $504,445) (b)	493,343	502,935
Fremont Home Loan Trust 2004-2
1.02%, 07/25/2034	1,229,294	1,104,915
FRT 2013-1 Trust
4.21%, 10/25/2018 (a)	42,835	42,810
3.96%, 10/25/2033 (a)	82,438	82,500
5.00%, 10/25/2033 (a)	1,000,000	981,300
Galaxy XVIII CLO Ltd
1.70%, 10/15/2026	2,250,000	2,230,650
GCAT
3.23%, 07/25/2019 (Acquired 07/24/2014, Cost $2,766,578) (b)	2,766,578	2,775,404
GE Capital Mortgage Services Inc 1999-HE1 Trust
6.27%, 04/25/2029	308	311
6.71%, 04/25/2029	63,512	62,661
GE Equipment Midticket LLC
0.60%, 05/23/2016	524,362	524,298
0.78%, 09/22/2020	433,000	433,582
GE Mortgage Services LLC
6.74%, 12/25/2028	11	11
GLC II Trust 2013-1
4.00%, 12/18/2020	4,500,000	4,491,450
GLC Trust 2013-1
3.00%, 07/15/2021	3,702,910	3,694,393
GM Financial Automobile Leasing Trust 2014-1
0.61%, 07/20/2016 (Acquired 04/03/2014, Cost $2,773,334) (b)	2,773,630	2,771,231
GMAT 2013-1 Trust
3.97%, 11/25/2043 (Acquired 11/6/2013, Cost $1,526,461) (b)	1,525,305	1,526,068
GMAT 2014-1 Trust
3.72%, 02/25/2044 (Acquired 02/05/2014, Cost $569,588) (b)	569,588	569,790
Gold Key Resorts 2014-A LLC
3.22%, 03/17/2031 (Acquired 12/01/2014, Cost $1,725,686) (b)	1,726,049	1,726,234
GSAA Trust
0.44%, 06/25/2035	1,812,245	1,759,529
HLSS Servicer Advance Receivables Backed Notes Series 2013-T2
1.15%, 05/16/2044 (Acquired 10/28/2013, Cost $6,400,569) (b)	6,407,000	6,400,593
HLSS Servicer Advance Receivables Backed Notes Series 2013-T3
2.39%, 05/15/2046 (Acquired 04/09/2014, Cost $392,000) (b)	400,000	396,800
HLSS Servicer Advance Receivables Backed Notes Series 2013-T7
1.98%, 11/15/2046 (Acquired 11/22/2013, Cost $2,282,370) (b)	2,283,000	2,260,627
HLSS Servicer Advance Receivables Trust
1.24%, 01/17/2045 (Acquired 01/14/2014 through 02/13/2014, Cost $5,980,559) (b)	5,977,000	5,977,000

1.99%, 10/15/2045 (Acquired 10/28/2013, Cost $1,259,641) (b)	1,255,000	1,260,045
1.50%, 01/16/2046 (Acquired 10/28/2013, Cost $1,470,441) (b)	1,482,000	1,480,815
2.22%, 01/15/2047 (Acquired 01/14/2014, Cost $1,661,998) (b)	1,662,000	1,659,839
2.29%, 01/15/2048 (Acquired 01/16/2013, Cost $4,196,377) (b)	4,250,000	4,147,575
Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2006-A
0.37%, 03/25/2036	95,013	78,741
Honda Auto Receivables 2012-1 Owner Trust
0.97%, 04/16/2018	349,000	349,561
Honda Auto Receivables 2014-1 Owner Trust
0.41%, 09/21/2016	4,605,135	4,603,275
Honda Auto Receivables 2014-2 Owner Trust
0.77%, 03/19/2018	930,000	927,948
HSBC Home Equity Loan Trust USA 2006-2
0.32%, 03/20/2036	106,656	105,821
HSBC Home Equity Loan Trust USA 2006-4
0.45%, 03/20/2036	6,300,000	5,947,603
HSBC Home Equity Loan Trust USA 2007-1
0.37%, 03/20/2036	44,401	44,010
HSBC Home Equity Loan Trust USA 2007-3
1.37%, 11/20/2036	595,986	595,298
Huntington Auto Trust 2011-1
1.31%, 11/15/2016 (Acquired 10/28/2013, Cost $688,829) (b)	686,690	688,226
Huntington Auto Trust 2012-1
0.81%, 09/15/2016	130,783	130,870
Hyundai Auto Receivables Trust 2010-B
1.63%, 03/15/2017	194,921	195,380
Hyundai Auto Receivables Trust 2011-B
1.65%, 02/15/2017	76,269	76,332
Hyundai Auto Receivables Trust 2014-B
0.90%, 12/17/2018	2,104,000	2,098,342
Imc Home Equity Loan Trust 1997-5
6.88%, 11/20/2028	665	664
ING IM CLO 2013-3 Ltd
1.68%, 01/18/2026 (Acquired 11/26/2013, Cost $7,400,000) (b)	7,400,000	7,332,660
2.03%, 01/18/2026 (Acquired 11/26/2013, Cost $8,853,210) (b)	9,000,000	8,700,300
John Deere Owner Trust 2012-B
0.69%, 01/15/2019	675,000	674,515
John Deere Owner Trust 2014-A
0.45%, 09/15/2016	2,958,938	2,959,290
JP Morgan Mortgage Acquisition Trust 2006-CH1
0.29%, 07/25/2036	6,146,343	5,911,780
JP Morgan Mortgage Acquisition Trust 2007-CH1
0.29%, 11/25/2036	242,034	241,018
Kgs-alpha Sba Coof Tr 2012-2 Classa 20380825 Flt
0.86%, 08/25/2038 (Acquired 02/19/2014, Cost $632,461) (b)	14,662,869	547,567
KVK CLO 2014-1 Ltd
1.82%, 05/15/2026	7,800,000	7,761,070
3.67%, 05/15/2026	2,000,000	2,014,294
KVK CLO 2014-2 Ltd
1.78%, 07/15/2026	4,250,000	4,230,025
Lake Country Mortgage Loan Trust 2006-HE1
0.52%, 07/25/2034 (Acquired 10/28/2013, Cost $146,454) (b)	147,999	147,475
Long Beach Mortgage Loan Trust 2004-1
0.92%, 02/25/2034	2,253,000	2,141,229

Long Beach Mortgage Loan Trust 2004-3
1.02%, 07/25/2034	114,990	110,813
Long Beach Mortgage Loan Trust 2006-WL2
0.37%, 01/25/2036	96,150	93,284
Madison Avenue Manufactured Housing Contract Trust 2002-A
2.42%, 03/25/2032	307,793	307,720
Magnetite IX Ltd
1.70%, 07/25/2026 (Acquired 08/18/2014, Cost $2,248,852) (b)	2,250,000	2,230,875
Magnetite VIII Ltd
1.71%, 04/15/2026	5,750,000	5,719,525
Magnetite XI Ltd
1.68%, 01/18/2027 (Acquired 12/04/2014, Cost $1,491,454) (b)	1,500,000	1,499,516
Mastr Asset Backed Securities Trust 2005-HE1
0.89%, 05/25/2035	2,000,000	1,939,222
Mid-State Capital Corp 2006-1 Trust
6.08%, 10/15/2040 (Acquired 10/28/2013, Cost $1,073,918) (b)	1,082,579	1,115,160
Mid-State Capital Trust 2010-1
3.50%, 12/15/2045 (Acquired 10/28/2013, Cost $566,095) (b)	550,947	566,440
5.25%, 12/15/2045 (Acquired 10/28/2013, Cost $1,026,383) (b)	991,409	1,027,288
MMCA Auto Owner Trust 2012-A
1.57%, 08/15/2017 (Acquired 10/28/2013, Cost $1,326,296) (b)	1,323,150	1,329,394
Morgan Stanley ABS Capital I Inc Trust 2004-OP1
1.04%, 11/25/2034	1,737,448	1,559,665
Morgan Stanley ABS Capital I Inc Trust 2006-NC3
0.34%, 03/25/2036	2,428,687	2,412,937
Nationstar Agency Advance Funding Trust 2013-T1A
1.00%, 02/15/2045 (Acquired 10/28/2013, Cost $2,399,239) (b)	2,406,000	2,405,134
1.25%, 02/15/2045 (Acquired 10/28/2013, Cost $453,929) (b)	456,000	455,877
Nationstar Agency Advance Funding Trust 2013-T2A
1.89%, 02/18/2048 (Acquired 10/28/2013, Cost $372,245) (b)	381,000	372,690
Nationstar Home Equity Loan Trust 2006-B
0.34%, 09/25/2036	4,047,292	4,038,943
Navitas Equipment Receivables LLC 2013-1
1.95%, 11/15/2016 (Acquired 10/31/2013, Cost $476,623) (b)	476,630	476,900
New Century Home Equity Loan Trust Series 2003-5
5.50%, 11/25/2033	382,238	392,944
Nissan Auto Receivables 2012-A Owner Trust
1.00%, 07/16/2018	344,000	345,035
Nissan Auto Receivables 2014-A Owner Trust
0.42%, 11/15/2016	2,059,605	2,058,132
Nissan Auto Receivables 2014-B Owner Trust
1.11%, 05/15/2019	400,000	399,008
Normandy Mortgage Loan Co 2013-NPL3 LLC
4.95%, 09/16/2043 (Acquired 10/28/2013, Cost $1,422,259) (b)	1,422,259	1,420,125
OAK Hill Advisors Residential Loan Trust 2014-NPL2
3.48%, 04/25/2054 (Acquired 11/05/2014, Cost $4,547,959) (b)	4,547,959	4,547,736
4.00%, 04/25/2054 (Acquired 11/05/2014, Cost $994,476) (b)	1,028,000	995,352
Oakwood Mortgage Investors Inc
6.45%, 11/15/2017	4,786	4,906
OnDeck Asset Securitization Trust 2014-1 LLC
3.15%, 05/17/2018 (Acquired 04/30/2014, Cost $2,341,519) (b)	2,342,000	2,335,567
OneMain Financial Issuance Trust 2014-1
2.43%, 06/18/2024 (Acquired 04/09/2014, Cost $3,390,314) (b)	3,390,000	3,389,932
3.24%, 06/18/2024 (Acquired 04/09/2014, Cost $401,931) (b)	402,000	405,779
OneMain Financial Issuance Trust 2014-2
2.47%, 09/18/2024 (Acquired 07/23/2014, Cost $5,051,236) (b)	5,049,000	5,068,792
3.02%, 09/18/2024 (Acquired 07/23/2014, Cost $1,863,998) (b)	1,864,000	1,865,156

Option One Mortgage Loan Trust
1.01%, 02/25/2033	19,496	18,135
Option One Mortgage Loan Trust 2004-3
1.07%, 11/25/2034	1,691,802	1,564,140
Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2004-MCW
1.11%, 10/25/2034	843,310	840,189
Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2005-WCH
0.73%, 01/25/2036	4,800,000	4,493,880
PFS Tax Lien Trust 2014-1
1.44%, 05/15/2029 (Acquired 04/29/2014, Cost $707,130) (b)	707,165	707,537
Progreso Receivables Funding I LLC
4.00%, 07/09/2018 (Acquired 04/25/2014, Cost $1,504,761) (b)	1,500,000	1,510,200
Progreso Receivables Funding II LLC
3.50%, 07/08/2019	3,500,000	3,488,450
RAAC Series 2004-SP1 Trust
5.29%, 08/25/2027	10,053	10,215
RAMP Series 2003-RS7 Trust
5.34%, 08/25/2033	44,927	45,061
RAMP Series 2004-RS11 Trust
1.10%, 11/25/2034	338,844	334,367
RAMP Series 2005-EFC5 Trust
0.51%, 10/25/2035	60,737	60,596
RAMP Series 2005-RS1 Trust
4.71%, 01/25/2035	62,104	62,844
RAMP Series 2006-RZ1 Trust
0.47%, 03/25/2036	1,746,246	1,702,995
RASC Series 2002-KS4 Trust
0.67%, 07/25/2032	5,520	4,644
RASC Series 2003-KS2 Trust
3.99%, 04/25/2033	64,653	64,587
RASC Series 2003-KS5 Trust
0.75%, 07/25/2033	6,968	6,105
3.62%, 07/25/2033	3,756	3,647
RASC Series 2003-KS9 Trust
0.80%, 11/25/2033	8,045	6,770
RASC Series 2004-KS2 Trust
4.30%, 03/25/2034	7,457	7,538
RASC Series 2005-KS6 Trust
0.79%, 07/25/2035	1,550,000	1,446,457
RBSHD 2013-1 Trust
4.69%, 10/25/2047 (Acquired 02/20/2014, Cost $1,662,317) (a) (b)	1,652,793	1,657,566
Real Estate Asset Trust 2013-1
3.23%, 05/25/2052 (a)	1,371,612	1,375,041
Renaissance Home Equity Loan Trust
5.61%, 04/25/2037	313,365	167,836
Renaissance Home Equity Loan Trust 2005-3
4.81%, 11/25/2035	246,758	249,933
Santander Drive Auto Receivables Trust 2012-5
0.83%, 12/15/2016	6,972	6,973
Saxon Asset Securities Trust 2003-1
4.80%, 06/25/2033	229,565	232,016
Securitized Asset Backed Receivables LLC Trust 2005-EC1
0.78%, 01/25/2035	492,859	467,446

Securitized Asset Backed Receivables LLC Trust 2005-OP2
0.49%, 10/25/2035 (Acquired 03/13/2014, Cost $1,936,159) (b)	1,960,047	1,937,504
Securitized Asset Backed Receivables LLC Trust 2006-CB1
3.50%, 01/25/2036	85,491	65,880
Selene Non-Performing Loans LLC
2.98%, 05/25/2054 (Acquired 05/23/2014, Cost $1,208,678) (b)	1,208,678	1,198,067
SNAAC Auto Receivables Trust 2013-1
1.14%, 07/16/2018 (Acquired 10/28/2013, Cost $65,657) (b)	65,708	65,767
SNAAC Auto Receivables Trust 2014-1
1.03%, 09/17/2018 (Acquired 04/01/2014, Cost $1,186,837) (b)	1,186,872	1,186,501
Specialty Underwriting & Residential Finance Trust Series 2004-BC4
0.84%, 10/25/2035	455,591	443,233
Specialty Underwriting & Residential Finance Trust Series 2006-BC1
0.47%, 12/25/2036	2,225,000	2,155,184
Springcastle Amer Fd 2014-a
2.70%, 05/25/2023 (Acquired 09/18/2014, Cost $9,078,303) (b)	9,078,899	9,064,436
4.61%, 10/25/2027 (Acquired 09/18/2014, Cost $1,749,624) (b)	1,750,000	1,763,717
Springleaf Funding Trust 2013-A
2.58%, 09/15/2021 (Acquired 10/28/2013, Cost $8,317,478) (b)	8,347,000	8,371,031
Springleaf Funding Trust 2013-B
3.92%, 01/16/2023 (Acquired 10/28/2013, Cost $509,550) (b)	516,000	521,470
4.82%, 01/16/2023 (Acquired 10/28/2013 through 12/20/2013, Cost $1,121,564) (b)	1,140,000	1,150,830
Springleaf Funding Trust 2014-A
2.41%, 12/15/2022 (Acquired 03/19/2014, Cost $6,531,924) (b)	6,533,000	6,527,591
3.45%, 12/15/2022 (Acquired 03/19/2014, Cost $582,820) (b)	583,000	583,287
Stanwich Mortgage Loan Trust
2.98%, 02/16/2043 (Acquired 10/28/2013, Cost $720,857) (b)	714,511	710,938
Structured Asset Investment Loan Trust 2004-4
0.97%, 04/25/2034	720,327	664,998
Structured Asset Sec Corp Pass Through Cert Series 2002-al1
3.45%, 02/25/2032	77,346	76,960
3.45%, 02/25/2032	196,052	193,652
Structured Asset Securities Corp Mortgage Loan Trust 2005-7XS
5.44%, 04/25/2035	39,369	41,471
Structured Asset Securities Corp Mortgage Pass-Through Ctfs Ser 2004-6XS
5.53%, 03/25/2034	301,281	312,629
5.55%, 03/25/2034	240,947	250,434
Sunset Mortgage Loan Co 2014-NPL2 LLC
3.72%, 11/16/2044 (Acquired 11/25/2014, Cost $5,400,031) (b)	5,400,031	5,400,031
THL Credit Wind River 2014-3 CLO Ltd
1.86%, 01/22/2027	5,750,000	5,727,000
Tidewater Auto Receivables Trust 2014-A
1.40%, 07/15/2018 (Acquired 06/06/2014 through 06/23/2014, Cost $1,900,344) (b)	1,901,000	1,896,672
1.85%, 12/15/2018 (Acquired 06/06/2014, Cost $2,384,719) (b)	2,385,000	2,380,845
Toyota Auto Receivables 2014-A Owner Trust
0.41%, 08/15/2016	2,166,715	2,166,923
Toyota Auto Receivables 2014-C Owner Trust
0.51%, 02/15/2017	1,067,000	1,067,167
0.93%, 07/16/2018	691,000	690,856
Trafigura Securitisation Finance PLC
2.56%, 10/15/2015 (Acquired 10/28/2013, Cost $2,570,722) (b)	2,569,000	2,579,610
1.11%, 10/15/2021 (Acquired 10/23/2014, Cost $3,719,000) (b)	3,719,000	3,704,496
Truman Capital Mortgage Loan Trust 2014-NPL1
3.23%, 07/25/2053 (Acquired 08/19/2014, Cost $3,180,006) (b)	3,184,079	3,179,943
Truman Capital Mortgage Loan Trust 2014-NPL2
3.13%, 06/25/2054 (Acquired 09/09/2014, Cost $3,142,680) (b)	3,145,967	3,142,110
4.00%, 06/25/2054 (Acquired 09/09/2014, Cost $858,469) (b)	877,000	858,045

Truman Capital Mortgage Loan Trust 2014-NPL3
3.13%, 04/25/2053 (Acquired 09/09/2014, Cost $2,899,881) (b)	2,903,282	2,899,635
United Auto Credit Securitization Trust 2013-1
1.74%, 04/15/2016 (Acquired 10/06/2014 through 10/27/2014, Cost $1,956,468) (b)	1,953,731	1,955,882
USAA Auto Owner Trust 2014-1
0.38%, 10/17/2016 (Acquired 02/25/2014, Cost $1,130,974) (b)	1,131,018	1,130,750
Vericrest Opportunity Loan Transferee
3.13%, 09/25/2043 (Acquired 09/19/2014, Cost $5,009,450) (b)	5,015,446	5,008,114
4.25%, 09/25/2043 (Acquired 09/19/2014, Cost $1,379,292) (b)	1,406,000	1,376,453
Vericrest Opportunity Loan Transferee 2014-NPL4 LLC
3.13%, 04/27/2054 (Acquired 06/20/2014, Cost $6,641,169) (b)	6,650,703	6,611,996
VOLT NPL X LLC
3.38%, 10/25/2054 (Acquired 11/13/2014, Cost $1,830,550) (b)	1,832,798	1,828,955
VOLT XIX LLC
3.88%, 04/26/2055 (Acquired 12/15/2014, Cost $4,540,282) (b)	4,545,000	4,522,275
VOLT XV LLC
3.25%, 05/26/2054 (Acquired 05/19/2014, Cost $1,559,613) (b)	1,559,613	1,555,134
VOLT XVI LLC
3.23%, 09/25/2058 (Acquired 08/19/2014, Cost $5,229,440) (b)	5,237,223	5,229,314
4.00%, 09/25/2058 (Acquired 10/15/2014, Cost $735,578) (b)	748,680	735,834
VOLT XXII LLC
3.63%, 10/27/2053 (Acquired 02/20/2014, Cost $2,036,448) (b)	2,036,448	2,037,877
VOLT XXIII LLC
3.63%, 11/25/2053 (Acquired 02/20/2014, Cost $2,061,398) (b)	2,061,398	2,068,971
4.75%, 11/25/2053	597,525	598,293
VOLT XXIV LLC
3.25%, 11/25/2053 (Acquired 03/14/2014, Cost $4,608,787) (b)	4,608,787	4,613,142
VOLT XXVII LLC
3.13%, 08/27/2057 (Acquired 10/24/2014, Cost $5,510,804) (b)	5,517,789	5,510,086
Westgate Resorts 2012-1 LLC
4.50%, 09/20/2025 (Acquired 10/28/2013, Cost $449,451) (b)	443,590	444,961
Westgate Resorts 2012-2 LLC
3.00%, 01/20/2025 (Acquired 10/28/2013, Cost $694,567) (b)	693,271	697,916
Westgate Resorts LLC
2.50%, 03/20/2025 (Acquired 10/28/2013, Cost $487,888) (b)	488,385	490,467

Total Asset Backed Obligations (Cost $557,897,454)		$558,039,954

Corporate Bonds - 27.00%
Basic Materials - 1.27%
Agrium Inc
3.15%, 10/01/2022	$875,000	$854,148
6.13%, 01/15/2041	2,850,000	3,381,277
5.25%, 01/15/2045	712,000	769,042
Anglo American Capital PLC
9.38%, 04/08/2019 (Acquired 10/28/2013, Cost $260,366) (b)	215,000	267,770
BHP Billiton Finance USA Ltd
1.00%, 02/24/2015	194,000	194,106
5.40%, 03/29/2017	165,000	179,666
6.50%, 04/01/2019	284,000	333,803
3.85%, 09/30/2023	646,000	680,073
5.00%, 09/30/2043	3,530,000	4,001,329
CF Industries Inc
7.13%, 05/01/2020	900,000	1,072,228

Dow Chemical Co/The
8.55%, 05/15/2019	96,000	119,351
4.25%, 11/15/2020	499,000	533,496
4.13%, 11/15/2021	441,000	465,964
3.00%, 11/15/2022	448,000	437,724
7.38%, 11/01/2029	339,000	451,283
5.25%, 11/15/2041	199,000	214,625
4.38%, 11/15/2042	1,570,000	1,520,620
Eastman Chemical Co
4.50%, 01/15/2021	5,175,000	5,522,294
Ecolab Inc
1.45%, 12/08/2017	5,928,000	5,874,873
5.50%, 12/08/2041	103,000	123,984
EI du Pont de Nemours & Co
1.95%, 01/15/2016	382,000	386,944
6.00%, 07/15/2018	516,000	587,643
5.60%, 12/15/2036	155,000	188,541
4.90%, 01/15/2041	222,000	243,269
Freeport-McMoRan Inc
2.15%, 03/01/2017	1,001,000	1,002,648
3.55%, 03/01/2022	5,025,000	4,749,183
3.88%, 03/15/2023	723,000	681,670
5.45%, 03/15/2043	269,000	254,359
Georgia-Pacific LLC
5.40%, 11/01/2020 (Acquired 11/22/2013, Cost $3,515,743) (b)	3,160,000	3,555,752
3.73%, 07/15/2023 (Acquired 12/10/2013, Cost $5,251,902) (b)	5,380,000	5,502,433
Glencore Finance Canada Ltd
5.80%, 11/15/2016 (Acquired 10/28/2013 through 11/26/2013, Cost $200,222) (b)	188,000	201,111
3.60%, 01/15/2017 (Acquired 02/06/2014, Cost $6,230,758) (b)	6,016,000	6,203,537
4.25%, 10/25/2022 (Acquired 11/20/2013, Cost $4,816,793) (b)	5,000,000	4,975,495
Glencore Funding LLC
2.50%, 01/15/2019 (Acquired 10/28/2013, Cost $521,325) (b)	537,000	528,770
4.13%, 05/30/2023 (Acquired 12/02/2013, Cost $51,712) (b)	54,000	52,691
4.63%, 04/29/2024 (Acquired 04/22/2014, Cost $1,029,005) (b)	1,000,000	1,004,800
Goldcorp Inc
3.63%, 06/09/2021	1,810,000	1,812,912
International Paper Co
6.00%, 11/15/2041	3,150,000	3,687,800
Lubrizol Corp
8.88%, 02/01/2019	1,205,000	1,504,408
LYB International Finance BV
5.25%, 07/15/2043	760,000	825,851
4.88%, 03/15/2044	1,500,000	1,543,147
LyondellBasell Industries NV
5.00%, 04/15/2019	3,690,000	4,024,919
MeadWestvaco Corp
7.38%, 09/01/2019	3,300,000	3,899,122
Monsanto Co
2.75%, 07/15/2021	622,000	620,012
3.38%, 07/15/2024	500,000	508,035
4.20%, 07/15/2034	665,000	692,930
4.40%, 07/15/2044	605,000	627,713
4.70%, 07/15/2064	121,000	126,872
Mosaic Co/The
3.75%, 11/15/2021	1,227,000	1,277,063
4.25%, 11/15/2023	746,000	787,175

5.45%, 11/15/2033	814,000	920,965
4.88%, 11/15/2041	52,000	53,413
5.63%, 11/15/2043	2,650,000	3,036,940
Nucor Corp
4.00%, 08/01/2023	176,000	184,329
Placer Dome Inc
6.45%, 10/15/2035	203,000	224,127
Plum Creek Timberlands LP
5.88%, 11/15/2015	468,000	486,172
Potash Corp of Saskatchewan Inc
3.25%, 12/01/2017	31,000	32,336
6.50%, 05/15/2019	392,000	457,518
PPG Industries Inc
6.65%, 03/15/2018	112,000	128,073
9.00%, 05/01/2021	217,000	290,060
5.50%, 11/15/2040	118,000	142,566
Praxair Inc
4.63%, 03/30/2015	196,000	197,980
5.20%, 03/15/2017	50,000	54,354
Rio Tinto Alcan Inc
5.75%, 06/01/2035	54,000	62,194
Rio Tinto Finance USA Ltd
9.00%, 05/01/2019	797,000	1,008,334
3.50%, 11/02/2020	132,000	136,959
3.75%, 09/20/2021	388,000	398,787
Rio Tinto Finance USA PLC
1.63%, 08/21/2017	461,000	460,810
Samarco Mineracao SA
5.75%, 10/24/2023 (Acquired 10/28/2013, Cost $537,616) (b)	537,000	512,835
Teck Resources Ltd
4.75%, 01/15/2022	1,259,000	1,227,161
3.75%, 02/01/2023	453,000	406,020
Union Carbide Corp
7.50%, 06/01/2025	624,000	807,678
7.75%, 10/01/2096	681,000	900,016
Vale Overseas Ltd
4.38%, 01/11/2022	5,000,000	4,792,550
8.25%, 01/17/2034	424,000	507,418
6.88%, 11/21/2036	167,000	176,050
6.88%, 11/10/2039	107,000	113,961
Westvaco Corp
9.75%, 06/15/2020	17,000	21,794
8.20%, 01/15/2030	537,000	710,538

		97,506,399

Communications - 2.47%
21st Century Fox America Inc
8.00%, 10/17/2016	114,000	127,301
7.25%, 05/18/2018	203,000	237,653
3.00%, 09/15/2022	380,000	377,436
8.88%, 04/26/2023	108,000	145,488
9.50%, 07/15/2024	175,000	242,277
7.30%, 04/30/2028	454,000	583,240
7.63%, 11/30/2028	310,000	411,046
6.20%, 12/15/2034	258,000	329,439
6.65%, 11/15/2037	310,000	413,931

6.90%, 08/15/2039	155,000	210,131
6.15%, 02/15/2041	3,790,000	4,823,343
Amazon.com Inc
3.30%, 12/05/2021	1,086,000	1,100,869
4.80%, 12/05/2034	854,000	896,476
America Movil SAB de CV
2.38%, 09/08/2016	441,000	447,051
5.00%, 10/16/2019	3,500,000	3,863,685
5.00%, 03/30/2020	7,300,000	8,050,002
3.13%, 07/16/2022	374,000	369,003
6.13%, 03/30/2040	283,000	334,848
AT&T Inc
0.90%, 02/12/2016	329,000	328,913
5.50%, 02/01/2018	543,000	599,413
4.45%, 05/15/2021	722,000	775,726
3.88%, 08/15/2021	134,000	140,205
3.00%, 02/15/2022	800,000	784,944
3.90%, 03/11/2024	3,750,000	3,853,740
6.30%, 01/15/2038	743,000	898,977
5.35%, 09/01/2040	1,094,000	1,184,606
4.30%, 12/15/2042	1,122,000	1,066,699
4.80%, 06/15/2044	5,695,000	5,802,955
4.35%, 06/15/2045	511,000	481,747
BellSouth Telecommunications LLC
6.30%, 12/15/2015	39,264	40,441
British Sky Broadcasting Group PLC
3.75%, 09/16/2024 (Acquired 09/09/2014, Cost $285,909) (b)	287,000	288,758
British Telecommunications PLC
5.95%, 01/15/2018	289,000	322,289
2.35%, 02/14/2019	220,000	219,684
9.63%, 12/15/2030	721,000	1,132,007
CBS Corp
1.95%, 07/01/2017	4,840,000	4,855,115
5.75%, 04/15/2020	147,000	167,620
4.30%, 02/15/2021	155,000	166,894
3.70%, 08/15/2024	546,000	544,504
5.50%, 05/15/2033	77,000	87,550
5.90%, 10/15/2040	67,000	78,428
4.90%, 08/15/2044	315,000	319,871
Centel Capital Corp
9.00%, 10/15/2019	464,000	556,481
CenturyLink Inc
5.15%, 06/15/2017	322,000	337,295
Cisco Systems Inc
5.50%, 02/22/2016	155,000	163,528
2.90%, 03/04/2021	186,000	189,402
3.63%, 03/04/2024	550,000	573,133
5.90%, 02/15/2039	515,000	648,214
5.50%, 01/15/2040	481,000	586,136
Comcast Cable Communications Holdings Inc
9.46%, 11/15/2022	542,000	779,202
Comcast Cable Communications LLC
8.88%, 05/01/2017	103,000	120,531
Comcast Cable Holdings LLC
10.13%, 04/15/2022	186,000	260,666

Comcast Corp
5.90%, 03/15/2016	134,000	142,066
6.50%, 01/15/2017	103,000	113,733
4.25%, 01/15/2033	1,895,000	2,006,667
4.20%, 08/15/2034	555,000	580,334
6.50%, 11/15/2035	1,342,000	1,791,562
6.45%, 03/15/2037	310,000	412,430
6.95%, 08/15/2037	107,000	150,752
Cox Communications Inc
3.25%, 12/15/2022 (Acquired 10/28/2013, Cost $320,038) (b)	348,000	341,680
3.85%, 02/01/2025 (Acquired 12/01/2014, Cost $1,996,540) (b)	2,000,000	2,018,834
4.80%, 02/01/2035 (Acquired 12/05/2014, Cost $7,147,426) (b)	7,150,000	7,449,392
8.38%, 03/01/2039 (Acquired 10/28/2013, Cost $164,633) (b)	134,000	191,038
Cox Enterprises Inc
7.38%, 07/15/2027 (Acquired 10/28/2013, Cost $318,581) (b)	273,000	347,103
Crown Castle Towers LLC
3.21%, 08/15/2015 (Acquired 10/28/2013, Cost $289,951) (b)	287,000	290,439
Deutsche Telekom International Finance BV
2.25%, 03/06/2017 (Acquired 10/28/2013 through 12/11/2013, Cost $4,599,168) (b)	4,529,000	4,600,536
6.00%, 07/08/2019	209,000	242,460
8.75%, 06/15/2030	648,000	957,198
4.88%, 03/06/2042 (Acquired 10/28/2013, Cost $233,048) (b)	240,000	256,543
DIRECTV Holdings LLC / DIRECTV Financing Co Inc
4.60%, 02/15/2021	578,000	619,116
5.00%, 03/01/2021	446,000	486,363
3.80%, 03/15/2022	619,000	629,752
3.95%, 01/15/2025	205,000	206,613
6.00%, 08/15/2040	2,106,000	2,360,367
6.38%, 03/01/2041	329,000	384,655
5.15%, 03/15/2042	40,000	41,334
Discovery Communications LLC
4.38%, 06/15/2021	752,000	795,473
4.95%, 05/15/2042	261,000	270,745
eBay Inc
2.88%, 08/01/2021	393,000	389,020
2.60%, 07/15/2022	628,000	595,937
3.45%, 08/01/2024	960,000	943,917
4.00%, 07/15/2042	213,000	189,637
GTE Corp
8.75%, 11/01/2021	114,000	148,679
6.94%, 04/15/2028	351,000	438,982
GTP Acquisition Partners I LLC
4.35%, 06/15/2016 (Acquired 10/28/2013, Cost $1,148,158) (b)	1,087,000	1,107,126
Historic TW Inc
9.15%, 02/01/2023	347,000	471,957
NBCUniversal Media LLC
4.38%, 04/01/2021	700,000	769,858
6.40%, 04/30/2040	372,000	498,403
5.95%, 04/01/2041	527,000	677,677
4.45%, 01/15/2043	1,765,000	1,870,217
New Cingular Wireless Services Inc
8.75%, 03/01/2031	1,140,000	1,765,986
Nippon Telegraph & Telephone Corp
1.40%, 07/18/2017	237,000	236,304

Orange SA
2.75%, 09/14/2016	437,000	446,574
2.75%, 02/06/2019	3,000,000	3,055,722
8.75%, 03/01/2031	655,000	999,125
Qwest Corp
6.75%, 12/01/2021	3,866,000	4,470,291
Rogers Communications Inc
4.10%, 10/01/2023	1,255,000	1,318,553
8.75%, 05/01/2032	258,000	373,203
SK Telecom Co Ltd
6.63%, 07/20/2027 (Acquired 10/28/2013 through 11/27/2013, Cost $432,834) (b)	361,000	459,997
Sprint Capital Corp
6.90%, 05/01/2019	301,000	307,020
8.75%, 03/15/2032	38,000	36,765
TCI Communications Inc
8.75%, 08/01/2015	44,000	46,032
7.13%, 02/15/2028	138,000	185,639
Telecom Italia Capital SA
7.00%, 06/04/2018	5,000,000	5,550,000
7.18%, 06/18/2019	215,000	246,175
7.20%, 07/18/2036	1,644,000	1,767,300
Telefonica Emisiones SAU
6.42%, 06/20/2016	468,000	500,644
6.22%, 07/03/2017	545,000	603,368
3.19%, 04/27/2018	221,000	227,263
5.88%, 07/15/2019	197,000	224,199
5.13%, 04/27/2020	303,000	335,423
5.46%, 02/16/2021	233,000	259,793
Thomson Reuters Corp
4.70%, 10/15/2019	222,000	240,617
3.95%, 09/30/2021	934,000	984,269
3.85%, 09/29/2024	342,000	345,756
4.50%, 05/23/2043	312,000	312,207
Time Warner Cable Inc
5.85%, 05/01/2017	100,000	109,155
6.75%, 07/01/2018	5,490,000	6,296,355
8.75%, 02/14/2019	184,000	227,765
8.25%, 04/01/2019	222,000	271,760
6.55%, 05/01/2037	375,000	482,808
7.30%, 07/01/2038	253,000	348,850
6.75%, 06/15/2039	539,000	704,624
5.88%, 11/15/2040	475,000	566,369
5.50%, 09/01/2041	385,000	447,340
Time Warner Entertainment Co LP
8.38%, 03/15/2023	208,000	279,944
8.38%, 07/15/2033	671,000	1,006,993
Time Warner Inc
4.75%, 03/29/2021	585,000	638,456
4.00%, 01/15/2022	900,000	940,711
7.63%, 04/15/2031	4,513,000	6,291,731
7.70%, 05/01/2032	842,000	1,189,610
6.50%, 11/15/2036	257,000	326,949
6.20%, 03/15/2040	323,000	393,225
6.25%, 03/29/2041	170,000	211,096
5.38%, 10/15/2041	181,000	204,405
4.65%, 06/01/2044	2,145,000	2,236,321

Verizon Communications Inc
1.35%, 06/09/2017	889,000	884,887
2.63%, 02/21/2020 (Acquired 10/01/2013 through 10/02/2013, Cost $203,218) (b)	205,000	202,656
4.50%, 09/15/2020	1,070,000	1,161,760
3.00%, 11/01/2021	1,975,000	1,947,812
5.15%, 09/15/2023	4,630,000	5,112,599
6.40%, 09/15/2033	12,337,000	15,196,507
4.40%, 11/01/2034	2,056,000	2,043,625
5.85%, 09/15/2035	149,000	175,099
6.40%, 02/15/2038	114,000	140,660
6.55%, 09/15/2043	5,444,000	6,974,575
4.86%, 08/21/2046 (Acquired 10/28/2013 through 11/20/2013, Cost $8,259,796) (b)	9,143,000	9,391,936
5.01%, 08/21/2054 (Acquired 08/19/2014, Cost $5,384,551) (b)	5,813,000	6,013,833
Verizon Maryland LLC
5.13%, 06/15/2033	103,000	108,676
Verizon New England Inc
7.88%, 11/15/2029	279,000	365,078
Verizon New York Inc
7.38%, 04/01/2032	91,000	114,113
Verizon Pennsylvania LLC
6.00%, 12/01/2028	439,000	490,915
8.35%, 12/15/2030	540,000	741,738
Viacom Inc
1.25%, 02/27/2015	93,000	93,083
6.25%, 04/30/2016	80,000	85,464
2.75%, 12/15/2019	149,000	149,295
4.50%, 03/01/2021	62,000	66,561
3.88%, 12/15/2021	581,000	601,426
3.13%, 06/15/2022	224,000	216,907
3.25%, 03/15/2023	69,000	66,636
4.85%, 12/15/2034	156,000	159,645
4.50%, 02/27/2042	209,000	203,758
4.38%, 03/15/2043	718,000	661,136
Vodafone Group PLC
1.63%, 03/20/2017	857,000	856,607
1.50%, 02/19/2018	784,000	769,942
5.45%, 06/10/2019	78,000	87,722

		190,664,831

Consumer, Cyclical - 1.19%
Air Canada 2013-1 Class A Pass Through Trust
4.13%, 05/15/2025 (Acquired 10/28/2013, Cost $362,684) (b)	379,018	382,808
American Airlines 2011-1 Class A Pass Through Trust
5.25%, 01/31/2021	132,699	142,983
American Airlines 2013-2 Class A Pass Through Trust
4.95%, 01/15/2023	4,855,773	5,201,746
American Honda Finance Corp
2.25%, 08/15/2019	739,000	741,377
Arrow Electronics Inc
3.38%, 11/01/2015	336,000	342,057
3.00%, 03/01/2018	197,000	202,011
6.88%, 06/01/2018	279,000	316,030
6.00%, 04/01/2020	478,000	536,758
4.50%, 03/01/2023	183,000	189,161
7.50%, 01/15/2027	992,000	1,215,726

Bed Bath & Beyond Inc
4.92%, 08/01/2034	665,000	686,199
Continental Airlines 1997-4 Class A Pass Through Trust
6.90%, 01/02/2018	22,482	23,520
Continental Airlines 1999-2 Class A-1 Pass Through Trust
7.26%, 03/15/2020	44,237	48,882
Continental Airlines 2007-1 Class A Pass Through Trust
5.98%, 04/19/2022	6,232,433	6,840,095
Continental Airlines 2012-2 Class A Pass Through Trust
4.00%, 10/29/2024	207,338	210,448
CVS Health Corp
4.00%, 12/05/2023	6,000,000	6,349,632
5.30%, 12/05/2043	3,260,000	3,897,082
CVS Pass-Through Trust
5.93%, 01/10/2034 (Acquired 10/28/2013, Cost $765,832) (b)	693,400	806,329
Daimler Finance North America LLC
1.65%, 04/10/2015 (Acquired 10/28/2013, Cost $1,191,382) (b)	1,189,000	1,191,604
2.63%, 09/15/2016 (Acquired 08/12/2014 through 12/22/2014, Cost $552,830) (b)	542,000	555,244
2.95%, 01/11/2017 (Acquired 10/28/2013, Cost $1,036,449) (b)	1,011,000	1,042,808
1.38%, 08/01/2017 (Acquired 07/24/2014, Cost $3,288,615) (b)	3,300,000	3,284,599
1.88%, 01/11/2018 (Acquired 10/28/2013 through 12/10/2013, Cost $3,075,244) (b)	3,080,000	3,090,703
2.38%, 08/01/2018 (Acquired 10/28/2013, Cost $195,903) (b)	195,000	197,736
2.25%, 07/31/2019 (Acquired 11/19/2013 through 11/20/2013, Cost $3,215,205) (b)	3,250,000	3,240,019
2.88%, 03/10/2021 (Acquired 03/03/2014, Cost $698,677) (b)	700,000	706,262
8.50%, 01/18/2031	155,000	237,072
Delta Air Lines 2007-1 Class A Pass Through Trust
6.82%, 08/10/2022	3,182,948	3,692,219
Delta Air Lines 2010-2 Class A Pass Through Trust
4.95%, 05/23/2019	318,787	341,102
Delta Air Lines 2011-1 Class A Pass Through Trust
5.30%, 04/15/2019	106,883	116,236
Delta Air Lines 2012-1 Class A Pass Through Trust
4.75%, 05/07/2020	350,258	373,025
DR Horton Inc
6.50%, 04/15/2016	107,000	112,885
Ford Motor Co
4.75%, 01/15/2043	7,240,000	7,639,069
Gap Inc/The
5.95%, 04/12/2021	391,000	444,960
General Motors Co
4.00%, 04/01/2025	8,070,000	8,090,175
Home Depot Inc/The
5.40%, 03/01/2016	475,000	501,275
4.40%, 04/01/2021	77,000	85,661
5.88%, 12/16/2036	5,490,000	7,169,929
4.40%, 03/15/2045	268,000	292,901
Johnson Controls Inc
4.25%, 03/01/2021	344,000	371,823
3.75%, 12/01/2021	475,000	490,791
3.63%, 07/02/2024	161,000	162,405
6.00%, 01/15/2036	107,000	129,568
5.25%, 12/01/2041	722,000	814,373
4.95%, 07/02/2064	1,380,000	1,422,739
Kohl’s Corp
6.25%, 12/15/2017	103,000	114,566

Lowe’s Cos Inc
7.11%, 05/15/2037	361,000	509,473
5.13%, 11/15/2041	238,000	278,331
4.65%, 04/15/2042	449,000	499,390
Macy’s Retail Holdings Inc
7.45%, 07/15/2017	134,000	152,344
2.88%, 02/15/2023	421,000	408,826
4.38%, 09/01/2023	192,000	206,252
4.50%, 12/15/2034	368,000	370,557
5.13%, 01/15/2042	101,000	109,474
Nissan Motor Acceptance Corp
1.80%, 03/15/2018 (Acquired 10/28/2013, Cost $717,643) (b)	727,000	722,730
2.65%, 09/26/2018 (Acquired 02/25/2014, Cost $506,135) (b)	500,000	509,138
Nordstrom Inc
4.00%, 10/15/2021	398,000	425,786
PACCAR Financial Corp
1.60%, 03/15/2017	407,000	410,413
0.84%, 12/06/2018	3,000,000	3,017,304
Target Corp
6.00%, 01/15/2018	217,000	244,517
3.50%, 07/01/2024	355,000	368,552
Toyota Motor Credit Corp
3.20%, 06/17/2015	572,000	579,132
2.00%, 09/15/2016	1,600,000	1,629,008
2.05%, 01/12/2017	402,000	409,508
1.75%, 05/22/2017	516,000	520,558
US Airways 1998-1A Pass Through Trust
6.85%, 01/30/2018	24,942	26,440
Walgreen Co
3.10%, 09/15/2022	871,000	860,459
Walgreens Boots Alliance Inc
3.30%, 11/18/2021	416,000	418,894
4.50%, 11/18/2034	379,000	394,691
Wal-Mart Stores Inc
3.30%, 04/22/2024	3,820,000	3,944,207
7.55%, 02/15/2030	72,000	106,035
5.25%, 09/01/2035	124,000	149,155
6.20%, 04/15/2038	108,000	144,647

		91,460,414

Consumer, Non-cyclical - 2.78%
AbbVie Inc
1.75%, 11/06/2017	866,000	867,882
2.90%, 11/06/2022	574,000	565,118
Actavis Funding SCS
4.85%, 06/15/2044	3,240,000	3,287,745
Actavis Inc
3.25%, 10/01/2022	271,000	263,851
ADT Corp/The
3.50%, 07/15/2022	577,000	491,892
4.13%, 06/15/2023	217,000	196,385
4.88%, 07/15/2042	323,000	239,020
Aetna Inc
6.75%, 12/15/2037	341,000	449,736
4.50%, 05/15/2042	205,000	217,039
4.75%, 03/15/2044	1,800,000	1,984,702

Amgen Inc
5.70%, 02/01/2019	204,000	229,475
4.50%, 03/15/2020	123,000	134,338
3.88%, 11/15/2021	722,000	762,803
5.75%, 03/15/2040	4,215,000	5,042,927
4.95%, 10/01/2041	464,000	497,339
5.15%, 11/15/2041	1,496,000	1,686,217
5.65%, 06/15/2042	522,000	621,075
5.38%, 05/15/2043	1,650,000	1,916,874
Anheuser-Busch Cos LLC
5.50%, 01/15/2018	103,000	114,563
5.75%, 04/01/2036	114,000	139,874
Anheuser-Busch InBev Finance Inc
3.70%, 02/01/2024	960,000	997,215
4.63%, 02/01/2044	1,860,000	2,023,070
Anheuser-Busch InBev Worldwide Inc
7.75%, 01/15/2019	132,000	159,884
Archer-Daniels-Midland Co
5.94%, 10/01/2032	227,000	291,657
Baxter International Inc
4.63%, 03/15/2015	52,000	52,425
1.85%, 06/15/2018	183,000	182,084
3.65%, 08/15/2042	1,900,000	1,809,091
Bayer US Finance LLC
2.38%, 10/08/2019 (Acquired 10/01/2014, Cost $384,232) (b)	386,000	387,532
3.38%, 10/08/2024 (Acquired 10/01/2014, Cost $1,743,584) (b)	1,761,000	1,791,944
Becton Dickinson and Co
5.00%, 05/15/2019	72,000	79,623
2.68%, 12/15/2019	154,000	156,025
3.73%, 12/15/2024	4,267,000	4,393,197
Bunge Ltd Finance Corp
3.20%, 06/15/2017	4,010,000	4,123,255
8.50%, 06/15/2019	4,456,000	5,461,006
Bunge NA Finance LP
5.90%, 04/01/2017	470,000	511,020
Cargill Inc
6.00%, 11/27/2017 (Acquired 10/28/2013, Cost $178,133) (b)	160,000	178,796
7.35%, 03/06/2019 (Acquired 10/28/2013, Cost $348,752) (b)	294,000	352,958
4.31%, 05/14/2021 (Acquired 10/28/2013, Cost $298,073) (b)	281,000	309,032
3.30%, 03/01/2022 (Acquired 12/28/2013, Cost $791,780) (b)	800,000	825,769
Celgene Corp
3.25%, 08/15/2022	1,020,000	1,026,567
4.00%, 08/15/2023	298,000	313,654
3.63%, 05/15/2024	440,000	449,296
Cigna Corp
5.38%, 02/15/2042	3,040,000	3,594,998
Coca-Cola Co/The
4.88%, 03/15/2019	160,000	179,389
Coca-Cola Femsa SAB de CV
2.38%, 11/26/2018	9,890,000	10,070,097
ConAgra Foods Inc
1.30%, 01/25/2016	235,000	234,959
5.82%, 06/15/2017	644,000	705,048
2.10%, 03/15/2018	189,000	188,387
4.95%, 08/15/2020	215,000	236,150
9.75%, 03/01/2021	1,750,000	2,258,022
7.00%, 10/01/2028	1,250,000	1,599,889

Delhaize Group SA
4.13%, 04/10/2019	5,510,000	5,786,337
Diageo Capital PLC
1.50%, 05/11/2017	405,000	405,539
4.83%, 07/15/2020	287,000	319,785
Diageo Finance BV
5.30%, 10/28/2015	222,000	230,140
Diageo Investment Corp
8.00%, 09/15/2022	516,000	682,253
ERAC USA Finance LLC
2.75%, 03/15/2017 (Acquired 10/28/2013, Cost $281,025) (b)	275,000	282,329
6.38%, 10/15/2017 (Acquired 10/28/2013, Cost $45,853) (b)	41,000	46,035
2.80%, 11/01/2018 (Acquired 01/07/2014, Cost $4,948,108) (b)	4,875,000	4,979,515
4.50%, 08/16/2021 (Acquired 10/28/2013, Cost $419,536) (b)	400,000	427,704
6.70%, 06/01/2034 (Acquired 10/28/2013, Cost $582,270) (b)	508,000	653,488
5.63%, 03/15/2042 (Acquired 10/28/2013, Cost $368,990) (b)	357,000	416,777
Express Scripts Holding Co
2.65%, 02/15/2017	7,518,000	7,687,110
4.75%, 11/15/2021	4,000,000	4,414,212
3.50%, 06/15/2024	897,000	893,853
FBG Finance Pty Ltd
5.13%, 06/15/2015 (Acquired 10/28/2013, Cost $417,778) (b)	410,000	418,119
Fomento Economico Mexicano SAB de CV
4.38%, 05/10/2043	526,000	491,527
Forest Laboratories Inc
4.38%, 02/01/2019 (Acquired 01/27/2014 through 02/04/2014, Cost $5,473,969) (b)	5,100,000	5,387,487
4.88%, 02/15/2021 (Acquired 10/16/2014, Cost $319,301) (b)	300,000	321,666
5.00%, 12/15/2021 (Acquired 04/01/2014, Cost $1,340,375) (b)	1,238,000	1,340,538
Gilead Sciences Inc
3.70%, 04/01/2024	900,000	943,948
3.50%, 02/01/2025	374,000	383,873
5.65%, 12/01/2041	2,910,000	3,603,098
GlaxoSmithKline Capital Inc
5.65%, 05/15/2018	320,000	360,488
6.38%, 05/15/2038	217,000	288,933
Grupo Bimbo SAB de CV
3.88%, 06/27/2024 (Acquired 06/27/2014, Cost $3,004,730) (b)	3,000,000	3,011,790
Heineken NV
1.40%, 10/01/2017 (Acquired 10/28/2013, Cost $296,532) (b)	299,000	297,277
Hospira Inc
6.05%, 03/30/2017	537,000	578,975
Humana Inc
7.20%, 06/15/2018	215,000	251,160
Johnson & Johnson
4.38%, 12/05/2033	1,070,000	1,198,508
4.50%, 12/05/2043	3,650,000	4,205,990
Kellogg Co
1.75%, 05/17/2017	262,000	263,371
3.25%, 05/21/2018	234,000	243,611
Kimberly-Clark Corp
7.50%, 11/01/2018	52,000	62,480
2.40%, 03/01/2022	140,000	137,921
Kraft Foods Group Inc
6.13%, 08/23/2018	531,000	607,153

5.38%, 02/10/2020	318,000	360,903
3.50%, 06/06/2022	588,000	602,531
6.88%, 01/26/2039	1,049,000	1,386,523
6.50%, 02/09/2040	310,000	398,465
5.00%, 06/04/2042	505,000	555,905
Kroger Co/The
2.20%, 01/15/2017	399,000	405,343
6.40%, 08/15/2017	62,000	69,300
6.15%, 01/15/2020	206,000	238,089
4.00%, 02/01/2024	63,000	66,136
7.50%, 04/01/2031	1,417,000	1,913,640
5.40%, 07/15/2040	95,000	108,914
5.00%, 04/15/2042	1,434,000	1,562,388
Massachusetts Institute of Technology
4.68%, 07/01/2114	1,645,000	1,902,493
McKesson Corp
0.95%, 12/04/2015	144,000	144,340
Medco Health Solutions Inc
2.75%, 09/15/2015	1,473,000	1,492,335
Medtronic Inc
3.15%, 03/15/2022 (Acquired 12/01/2014, Cost $813,296) (b)	815,000	825,331
3.50%, 03/15/2025 (Acquired 12/19/2014, Cost $12,932,790) (b)	13,000,000	13,298,610
4.38%, 03/15/2035 (Acquired 12/01/2014, Cost $978,285) (b)	987,000	1,047,065
Merck & Co Inc
1.30%, 05/18/2018	107,000	106,003
2.40%, 09/15/2022	376,000	366,955
2.80%, 05/18/2023	361,000	358,491
4.15%, 05/18/2043	4,000,000	4,255,644
Mondelez International Inc
2.25%, 02/01/2019	6,550,000	6,523,099
5.38%, 02/10/2020	1,161,000	1,315,185
4.00%, 02/01/2024	1,590,000	1,663,565
Mylan Inc/PA
2.55%, 03/28/2019	600,000	597,696
7.88%, 07/15/2020 (Acquired 11/18/2013, Cost $5,366,408) (b)	5,000,000	5,325,975
Novartis Capital Corp
2.40%, 09/21/2022	6,440,000	6,339,484
3.40%, 05/06/2024	922,000	959,140
PepsiCo Inc
1.25%, 08/13/2017	1,175,000	1,172,723
7.90%, 11/01/2018	24,000	29,198
3.00%, 08/25/2021	258,000	265,800
Perrigo Co PLC
2.30%, 11/08/2018	4,223,000	4,219,672
Pfizer Inc
3.00%, 06/15/2023	449,000	454,056
4.30%, 06/15/2043	4,170,000	4,465,832
Procter & Gamble - Esop
9.36%, 01/01/2021	182,088	224,807
Procter & Gamble Co/The
5.50%, 02/01/2034	103,000	132,735
Roche Holdings Inc
3.35%, 09/30/2024 (Acquired 11/13/2014, Cost $791,630) (b)	780,000	802,781
RR Donnelley & Sons Co
8.60%, 08/15/2016	269,000	294,555

6.13%, 01/15/2017	11,000	11,660
7.63%, 06/15/2020	107,000	117,432
SABMiller Holdings Inc
1.85%, 01/15/2015 (Acquired 10/28/2013, Cost $391,155) (b)	391,000	391,151
2.20%, 08/01/2018 (Acquired 12/17/2013, Cost $5,110,928) (b)	5,080,000	5,093,670
3.75%, 01/15/2022 (Acquired 10/28/2013, Cost $491,984) (b)	481,000	502,025
Sysco Corp
3.00%, 10/02/2021	203,000	206,080
Tyson Foods Inc
4.50%, 06/15/2022	4,750,000	5,142,759
3.95%, 08/15/2024	1,451,000	1,499,929
UnitedHealth Group Inc
3.38%, 11/15/2021	685,000	710,716
2.75%, 02/15/2023	186,000	182,490
2.88%, 03/15/2023	310,000	308,002
6.63%, 11/15/2037	562,000	767,542
4.38%, 03/15/2042	5,170,000	5,516,400
Ventas Realty LP
3.75%, 05/01/2024	382,000	384,517
WellPoint Inc
2.30%, 07/15/2018	289,000	290,600
3.13%, 05/15/2022	484,000	483,709
3.30%, 01/15/2023	271,000	270,736
3.50%, 08/15/2024	694,000	699,033
4.63%, 05/15/2042	400,000	419,743
4.65%, 01/15/2043	391,000	406,937
5.10%, 01/15/2044	1,881,000	2,113,772
4.65%, 08/15/2044	395,000	418,316
Wm Wrigley Jr Co
2.90%, 10/21/2019 (Acquired 12/10/2013, Cost $4,981,852) (b)	4,960,000	5,024,148
Wyeth LLC
6.45%, 02/01/2024	82,000	102,878
Zoetis Inc
4.70%, 02/01/2043	300,000	305,333

		213,895,169

Diversified - 0.11%
Hutchison Whampoa International 09 Ltd
7.63%, 04/09/2019 (Acquired 10/28/2013, Cost $718,621) (b)	612,000	740,335
Hutchison Whampoa International 09/19 Ltd
5.75%, 09/11/2019 (Acquired 12/03/2013, Cost $6,900,983) (b)	6,175,000	7,040,766
Hutchison Whampoa International 12 II Ltd
3.25%, 11/08/2022 (Acquired 10/28/2013, Cost $422,200) (b)	450,000	447,397

		8,228,498

Energy - 3.05%
Alberta Energy Co Ltd
7.38%, 11/01/2031	274,000	323,345
Anadarko Finance Co
7.50%, 05/01/2031	206,000	270,907
Anadarko Holding Co
7.15%, 05/15/2028	170,000	210,023
Anadarko Petroleum Corp
6.38%, 09/15/2017	722,000	802,721
8.70%, 03/15/2019	664,000	813,368
6.95%, 06/15/2019	2,975,000	3,475,844
6.45%, 09/15/2036	2,685,000	3,226,548
0.00%, 10/10/2036	4,000,000	1,517,096

ANR Pipeline Co
9.63%, 11/01/2021	337,000	462,122
Apache Corp
6.90%, 09/15/2018	258,000	296,765
3.25%, 04/15/2022	99,000	97,270
5.10%, 09/01/2040	600,000	587,720
4.75%, 04/15/2043	416,000	390,123
Boardwalk Pipelines LP
4.95%, 12/15/2024	257,000	255,506
BP Capital Markets PLC
3.88%, 03/10/2015	568,000	571,446
1.85%, 05/05/2017	689,000	694,658
1.38%, 11/06/2017	229,000	226,504
2.24%, 05/10/2019	400,000	399,515
4.74%, 03/11/2021	640,000	696,646
3.25%, 05/06/2022	262,000	257,556
2.75%, 05/10/2023	262,000	245,003
3.81%, 02/10/2024	3,993,000	4,018,914
3.54%, 11/04/2024	700,000	696,016
Buckeye Partners LP
2.65%, 11/15/2018	2,900,000	2,856,311
Burlington Resources Finance Co
7.40%, 12/01/2031	53,000	74,709
Burlington Resources Inc
8.20%, 03/15/2025	206,000	275,889
Cameron International Corp
3.60%, 04/30/2022	5,900,000	5,816,167
4.00%, 12/15/2023	163,000	162,586
Canadian Natural Resources Ltd
1.75%, 01/15/2018	687,000	682,958
5.90%, 02/01/2018	41,000	45,374
7.20%, 01/15/2032	41,000	49,688
6.45%, 06/30/2033	150,000	175,927
6.50%, 02/15/2037	118,000	135,202
6.25%, 03/15/2038	478,000	531,629
6.75%, 02/01/2039	206,000	240,259
Cenovus Energy Inc
3.00%, 08/15/2022	184,000	172,214
6.75%, 11/15/2039	351,000	399,861
4.45%, 09/15/2042	427,000	369,271
CenterPoint Energy Resources Corp
6.13%, 11/01/2017	55,000	61,576
4.50%, 01/15/2021	103,000	112,952
Chevron Corp
4.95%, 03/03/2019	526,000	588,139
2.36%, 12/05/2022	315,000	305,461
CNOOC Finance 2013 Ltd
3.00%, 05/09/2023	2,000,000	1,892,814
CNOOC Nexen Finance 2014 ULC
1.63%, 04/30/2017	1,000,000	995,117
4.25%, 04/30/2024	1,165,000	1,205,401
Conoco Funding Co
7.25%, 10/15/2031	54,000	75,247

ConocoPhillips
5.20%, 05/15/2018	155,000	171,381
5.75%, 02/01/2019	206,000	234,176
6.00%, 01/15/2020	150,000	174,291
6.50%, 02/01/2039	150,000	199,297
ConocoPhillips Canada Funding Co I
5.63%, 10/15/2016	126,000	136,022
DCP Midstream LLC
9.75%, 03/15/2019 (Acquired 10/28/2013 through 12/09/2013, Cost $6,049,200) (b)	4,960,000	6,203,998
Devon Energy Corp
0.78%, 12/15/2016	4,000,000	3,982,184
2.25%, 12/15/2018	3,000,000	2,989,188
6.30%, 01/15/2019	1,174,000	1,339,991
3.25%, 05/15/2022	596,000	585,485
7.95%, 04/15/2032	1,000,000	1,378,453
4.75%, 05/15/2042	323,000	325,158
Diamond Offshore Drilling Inc
4.88%, 11/01/2043	767,000	653,420
Ecopetrol SA
4.13%, 01/16/2025	383,000	363,850
El Paso Pipeline Partners Operating Co LLC
5.00%, 10/01/2021	4,875,000	5,127,184
7.50%, 11/15/2040	483,000	594,079
Encana Corp
6.50%, 05/15/2019	240,000	272,428
6.50%, 08/15/2034	118,000	128,091
Energy Transfer Partners LP
9.70%, 03/15/2019	107,000	134,298
4.65%, 06/01/2021	5,000,000	5,226,685
Eni SpA
5.70%, 10/01/2040 (Acquired 10/28/2013, Cost $546,580) (b)	557,000	636,582
Ensco PLC
4.70%, 03/15/2021	500,000	502,265
Enterprise Products Operating LLC
2.55%, 10/15/2019	417,000	412,802
3.90%, 02/15/2024	2,500,000	2,546,220
3.75%, 02/15/2025	515,000	516,961
4.85%, 08/15/2042	4,000,000	4,156,664
4.95%, 10/15/2054	177,000	181,166
EOG Resources Inc
6.88%, 10/01/2018	186,000	217,358
4.10%, 02/01/2021	547,000	586,940
2.63%, 03/15/2023	249,000	238,769
EQT Midstream Partners LP
4.00%, 08/01/2024	2,000,000	1,980,530
Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas Inc
6.75%, 02/01/2022	649,000	713,900
Gazprom OAO Via Gaz Capital SA
9.25%, 04/23/2019 (Acquired 11/21/2013, Cost $2,089,989) (b)	1,750,000	1,784,125
Halliburton Co
6.15%, 09/15/2019	77,000	89,183
3.50%, 08/01/2023	332,000	335,020
6.70%, 09/15/2038	350,000	453,810
7.45%, 09/15/2039	521,000	731,834
7.60%, 08/15/2096 (Acquired 10/28/2013, Cost $351,058) (b)	258,000	374,863

Harvest Operations Corp
2.13%, 05/14/2018 (Acquired 11/26/2014, Cost $374,775) (b)	375,000	372,499
Hess Corp
7.88%, 10/01/2029	173,000	221,376
Husky Energy Inc
6.20%, 09/15/2017	3,630,000	3,992,191
6.15%, 06/15/2019	119,000	133,760
Kerr-McGee Corp
6.95%, 07/01/2024	127,000	155,222
7.88%, 09/15/2031	1,191,000	1,628,212
Kinder Morgan Energy Partners LP
9.00%, 02/01/2019	454,000	550,364
7.30%, 08/15/2033	1,650,000	1,983,239
6.95%, 01/15/2038	242,000	279,299
6.50%, 09/01/2039	107,000	119,080
Kinder Morgan Finance Co LLC
5.70%, 01/05/2016	97,000	100,698
Korea National Oil Corp
3.13%, 04/03/2017 (Acquired 11/26/2014, Cost $206,757) (b)	200,000	205,214
Magellan Midstream Partners LP
6.55%, 07/15/2019	206,000	240,712
5.15%, 10/15/2043	941,000	997,557
Marathon Oil Corp
6.00%, 10/01/2017	289,000	318,555
5.90%, 03/15/2018	291,000	323,445
2.80%, 11/01/2022	700,000	655,549
Marathon Petroleum Corp
3.63%, 09/15/2024	1,241,000	1,216,184
Murphy Oil Corp
4.00%, 06/01/2022	537,000	493,639
Nabors Industries Inc
2.35%, 09/15/2016	5,000,000	4,945,690
6.15%, 02/15/2018	118,000	122,905
5.00%, 09/15/2020	1,190,000	1,168,782
4.63%, 09/15/2021	600,000	563,725
National Oilwell Varco Inc
6.13%, 08/15/2015	757,000	757,360
1.35%, 12/01/2017	162,000	159,920
Nexen Energy ULC
6.40%, 05/15/2037	408,000	508,184
7.50%, 07/30/2039	4,000,000	5,551,400
Noble Energy Inc
8.25%, 03/01/2019	323,000	387,245
5.25%, 11/15/2043	2,675,000	2,716,588
5.05%, 11/15/2044	386,000	381,533
Noble Holding International Ltd
3.95%, 03/15/2022	90,000	78,845
6.05%, 03/01/2041	500,000	429,923
5.25%, 03/15/2042	64,000	50,486
Occidental Petroleum Corp
1.75%, 02/15/2017	251,000	252,448
Oleoducto Central SA
4.00%, 05/07/2021 (Acquired 04/30/2014, Cost $422,310) (b)	425,000	405,875
ONEOK Partners LP
6.15%, 10/01/2016	365,000	391,893
3.20%, 09/15/2018	1,300,000	1,317,586

8.63%, 03/01/2019	353,000	426,538
6.65%, 10/01/2036	250,000	287,719
6.20%, 09/15/2043	2,500,000	2,741,025
Petrobras Global Finance BV
2.00%, 05/20/2016	3,000,000	2,865,450
2.60%, 03/17/2017	1,050,000	969,255
3.25%, 03/17/2017	1,000,000	942,500
4.38%, 05/20/2023	788,000	677,743
6.25%, 03/17/2024	1,867,000	1,776,525
Petrobras International Finance Co SA
3.50%, 02/06/2017	537,000	512,787
5.88%, 03/01/2018	4,000,000	3,905,880
7.88%, 03/15/2019	206,000	216,788
5.75%, 01/20/2020	107,000	103,331
5.38%, 01/27/2021	743,000	688,441
6.75%, 01/27/2041	114,000	103,691
Petro-Canada
6.05%, 05/15/2018	263,000	295,808
6.80%, 05/15/2038	330,000	416,868
Petrofac Ltd
3.40%, 10/10/2018 (Acquired 10/28/2013 through 11/14/2013, Cost $5,099,029) (b)	5,029,000	4,961,269
Petroleos Mexicanos
5.75%, 03/01/2018	301,000	325,080
5.50%, 01/21/2021	7,000,000	7,577,500
4.88%, 01/24/2022	6,000,000	6,284,460
4.88%, 01/18/2024	363,000	377,157
4.25%, 01/15/2025 (Acquired 10/06/2014, Cost $3,247,155) (b)	3,266,000	3,244,771
6.63%, 06/15/2035	5,107,000	5,898,585
6.38%, 01/23/2045	3,002,000	3,399,765
Phillips 66
2.95%, 05/01/2017	241,000	248,901
4.30%, 04/01/2022	5,736,000	6,055,443
Pioneer Natural Resources Co
5.88%, 07/15/2016	211,000	224,099
Plains All American Pipeline LP / PAA Finance Corp
2.60%, 12/15/2019	382,000	379,345
3.60%, 11/01/2024	1,050,000	1,030,802
4.90%, 02/15/2045	875,000	889,217
QEP Resources Inc
6.80%, 03/01/2020	107,000	110,745
Reliance Holding USA Inc
5.40%, 02/14/2022 (Acquired 11/20/2013, Cost $2,031,263) (b)	2,000,000	2,166,616
Rockies Express Pipeline LLC
5.63%, 04/15/2020 (Acquired 10/28/2013, Cost $185,531) (b)	215,000	211,237
Schlumberger Investment SA
3.30%, 09/14/2021 (Acquired 10/28/2013, Cost $339,762) (b)	337,000	345,880
3.65%, 12/01/2023	3,754,000	3,924,240
Shell International Finance BV
3.10%, 06/28/2015	103,000	104,305
1.13%, 08/21/2017	504,000	503,143
4.30%, 09/22/2019	310,000	340,212
4.38%, 03/25/2020	885,000	969,774
6.38%, 12/15/2038	619,000	831,824
Sinopec Group Overseas Development 2013 Ltd
4.38%, 10/17/2023 (Acquired 10/28/2013, Cost $476,056) (b)	475,000	497,236

Sinopec Group Overseas Development 2014 Ltd
1.75%, 04/10/2017 (Acquired 04/02/2014, Cost $3,990,920) (b)	4,000,000	3,980,920
Southern Natural Gas Co LLC
5.90%, 04/01/2017 (Acquired 10/28/2013, Cost $163,532) (b)	150,000	161,286
Spectra Energy Capital LLC
8.00%, 10/01/2019	515,000	623,207
5.65%, 03/01/2020	253,000	281,073
3.30%, 03/15/2023	467,000	443,591
7.50%, 09/15/2038	257,000	310,189
Spectra Energy Partners LP
2.95%, 09/25/2018	306,000	313,159
5.95%, 09/25/2043	207,000	245,702
Statoil ASA
3.13%, 08/17/2017	304,000	317,603
1.20%, 01/17/2018	221,000	218,391
5.25%, 04/15/2019	382,000	429,453
3.15%, 01/23/2022	237,000	239,231
2.45%, 01/17/2023	280,000	267,074
2.65%, 01/15/2024	663,000	644,060
3.25%, 11/10/2024	508,000	509,669
4.25%, 11/23/2041	193,000	197,823
Suncor Energy Inc
6.10%, 06/01/2018	196,000	219,855
3.60%, 12/01/2024	677,000	668,980
5.95%, 12/01/2034	248,000	289,706
6.85%, 06/01/2039	93,000	118,717
Sunoco Logistics Partners Operations LP
4.25%, 04/01/2024	233,000	235,622
4.95%, 01/15/2043	295,000	282,687
5.30%, 04/01/2044	200,000	201,590
5.35%, 05/15/2045	633,000	640,005
Talisman Energy Inc
7.75%, 06/01/2019	682,000	785,575
5.85%, 02/01/2037	171,000	165,933
6.25%, 02/01/2038	164,000	166,495
5.50%, 05/15/2042	860,000	811,777
Texas Eastern Transmission LP
2.80%, 10/15/2022 (Acquired 10/28/2013, Cost $663,672) (b)	714,000	676,759
Tosco Corp
7.80%, 01/01/2027	392,000	537,544
8.13%, 02/15/2030	361,000	525,201
Total Capital Canada Ltd
0.61%, 01/15/2016	174,000	174,306
Total Capital International SA
0.75%, 01/25/2016	256,000	256,162
1.50%, 02/17/2017	218,000	219,447
1.55%, 06/28/2017	581,000	582,982
2.10%, 06/19/2019	7,200,000	7,203,168
2.75%, 06/19/2021	900,000	903,366
2.88%, 02/17/2022	144,000	142,544
Total Capital SA
2.30%, 03/15/2016	1,032,000	1,050,435
4.13%, 01/28/2021	229,000	246,547
TransCanada PipeLines Ltd
6.50%, 08/15/2018	196,000	222,351

7.13%, 01/15/2019	273,000	317,266
6.20%, 10/15/2037	155,000	182,797
7.25%, 08/15/2038	217,000	290,264
Transocean Inc
6.50%, 11/15/2020	697,000	657,249
6.38%, 12/15/2021	395,000	364,367
3.80%, 10/15/2022	287,000	232,563
7.50%, 04/15/2031	52,000	47,984
7.35%, 12/15/2041	153,000	137,857
Ultramar Diamond Shamrock Corp
7.20%, 10/15/2017	1,800,000	2,023,756
Valero Energy Corp
6.63%, 06/15/2037	5,000,000	5,903,295
Weatherford International Ltd/Bermuda
6.00%, 03/15/2018	2,000,000	2,135,020
4.50%, 04/15/2022	249,000	221,616
6.50%, 08/01/2036	114,000	104,442
9.88%, 03/01/2039	275,000	342,939
6.75%, 09/15/2040	40,000	37,259
5.95%, 04/15/2042	97,000	82,133
Williams Cos Inc/The
5.75%, 06/24/2044	2,500,000	2,174,643
Williams Partners LP
4.30%, 03/04/2024	2,500,000	2,495,405
6.30%, 04/15/2040	333,000	372,517
5.80%, 11/15/2043	3,550,000	3,679,004

		234,760,718

Financial - 12.73%
ABN AMRO Bank NV
2.50%, 10/30/2018 (Acquired 10/28/13 through 11/15/13, Cost $6,566,713) (b)	6,542,000	6,607,525
ACE INA Holdings Inc
5.60%, 05/15/2015	206,000	209,512
2.60%, 11/23/2015	375,000	380,841
African Development Bank
8.80%, 09/01/2019	2,720,000	3,429,425
AIG Global Funding
1.65%, 12/15/2017 (Acquired 12/08/2014, Cost $452,579) (b)	453,000	452,922
AIG SunAmerica Global Financing X
6.90%, 03/15/2032 (Acquired 10/28/2013, Cost $1,183,085) (b)	955,000	1,314,965
Allstate Corp/The
3.15%, 06/15/2023	420,000	422,046
Ally Financial Inc
2.75%, 01/30/2017	5,000,000	4,984,400
8.00%, 12/31/2018	43,000	48,805
3.50%, 01/27/2019	1,000,000	988,000
American Express Centurion Bank
6.00%, 09/13/2017	506,000	563,928
American Express Co
7.00%, 03/19/2018	284,000	328,575
American Express Credit Corp
2.80%, 09/19/2016	831,000	855,440
2.38%, 03/24/2017	287,000	293,500
2.13%, 03/18/2019	637,000	636,201
2.25%, 08/15/2019	1,500,000	1,500,240

American Honda Finance Corp
1.45%, 02/27/2015 (Acquired 10/28/2013, Cost $827,045) (b)	826,000	827,272
2.60%, 09/20/2016 (Acquired 10/28/2013, Cost $1,214,044) (b)	1,184,000	1,218,775
2.13%, 02/28/2017 (Acquired 10/28/2013, Cost $430,260) (b)	425,000	432,749
1.50%, 09/11/2017 (Acquired 10/28/2013, Cost $351,083) (b)	352,000	352,312
1.60%, 02/16/2018 (Acquired 10/28/2013, Cost $299,545) (b)	302,000	300,530
American International Group Inc
5.45%, 05/18/2017	611,000	666,661
3.38%, 08/15/2020	257,000	266,972
6.40%, 12/15/2020	15,100,000	18,006,297
4.13%, 02/15/2024	622,000	662,126
8.18%, 05/15/2058	107,000	144,985
American Tower Corp
3.50%, 01/31/2023	341,000	329,477
American Tower Trust I
1.55%, 03/15/2018 (Acquired 10/28/2013, Cost $388,564) (b)	396,000	391,311
3.07%, 03/15/2023 (Acquired 12/05/2014, Cost $1,581,664) (b)	1,600,000	1,590,608
Ameriprise Financial Inc
7.30%, 06/28/2019	215,000	259,060
4.00%, 10/15/2023	650,000	688,522
Ameritech Capital Funding Corp
9.10%, 06/01/2016	109,641	118,625
6.45%, 01/15/2018	321,000	360,014
AmSouth Bancorp
6.75%, 11/01/2025	527,000	628,453
ANZ New Zealand Int’l Ltd/London
3.13%, 08/10/2015 (Acquired 10/28/2013, Cost $306,137) (b)	302,000	306,504
2.60%, 09/23/2019 (Acquired 09/16/2014, Cost $3,647,628) (b)	3,650,000	3,686,186
Aon Corp
3.50%, 09/30/2015	208,000	212,119
3.13%, 05/27/2016	256,000	262,689
6.25%, 09/30/2040	172,000	218,658
Aon PLC
4.00%, 11/27/2023	5,000,000	5,267,530
3.50%, 06/14/2024	475,000	475,976
Associates Corp of North America
6.95%, 11/01/2018	2,915,000	3,404,691
Australia & New Zealand Banking Group Ltd
3.25%, 03/01/2016 (Acquired 10/28/2013, Cost $655,442) (b)	640,000	659,172
2.40%, 11/23/2016 (Acquired 10/28/2013, Cost $1,053,468) (b)	1,028,000	1,051,685
4.88%, 01/12/2021 (Acquired 10/28/2013, Cost $323,611) (b)	296,000	333,597
AXIS Specialty Finance PLC
2.65%, 04/01/2019	2,890,000	2,897,303
BAC Capital Trust VI
5.63%, 03/08/2035	43,000	44,672
Banc Amer Cmbs 2005-6
5.15%, 09/10/2047	3,642,143	3,717,273
Bank of America Corp
5.00%, 01/15/2015	72,000	72,083
3.63%, 03/17/2016	245,000	251,883
6.50%, 08/01/2016	515,000	554,823
5.63%, 10/14/2016	670,000	717,493
6.40%, 08/28/2017	2,293,000	2,554,783
5.75%, 12/01/2017	480,000	530,350
2.00%, 01/11/2018	1,193,000	1,192,093
6.88%, 04/25/2018	843,000	968,253

5.65%, 05/01/2018	825,000	916,553
6.88%, 11/15/2018	1,000,000	1,162,591
2.60%, 01/15/2019	1,363,000	1,373,599
2.65%, 04/01/2019	1,400,000	1,410,269
7.63%, 06/01/2019	360,000	435,100
5.63%, 07/01/2020	2,625,000	2,988,799
5.88%, 01/05/2021	15,340,000	17,786,316
5.00%, 05/13/2021	1,830,000	2,042,011
5.70%, 01/24/2022	500,000	579,218
3.30%, 01/11/2023	4,343,000	4,343,334
4.10%, 07/24/2023	217,000	228,533
4.13%, 01/22/2024	1,600,000	1,680,248
4.00%, 04/01/2024	2,390,000	2,488,528
4.20%, 08/26/2024	5,765,000	5,872,950
4.25%, 10/22/2026	544,000	542,779
6.11%, 01/29/2037	3,580,000	4,227,099
7.75%, 05/14/2038	137,000	193,486
Bank of America NA
5.30%, 03/15/2017	5,191,000	5,575,991
Bank of Montreal
1.40%, 09/11/2017	1,416,000	1,414,475
2.55%, 11/06/2022	878,000	861,192
Bank of New York Mellon Corp/The
3.10%, 01/15/2015	258,000	258,179
1.20%, 02/20/2015	295,000	295,096
2.95%, 06/18/2015	826,000	835,279
2.40%, 01/17/2017	1,010,000	1,034,505
4.60%, 01/15/2020	387,000	426,978
3.55%, 09/23/2021	355,000	371,139
3.65%, 02/04/2024	93,000	97,258
3.25%, 09/11/2024	650,000	650,311
Bank of Nova Scotia/The
3.40%, 01/22/2015	730,000	731,148
0.66%, 12/13/2016	5,650,000	5,663,995
2.55%, 01/12/2017	867,000	889,143
Bank of Tokyo-Mitsubishi UFJ Ltd/The
3.85%, 01/22/2015 (Acquired 10/28/2013, Cost $451,753) (b)	451,000	451,751
2.35%, 02/23/2017 (Acquired 10/28/2013, Cost $995,825) (b)	980,000	996,548
2.30%, 03/10/2019 (Acquired 03/04/2014, Cost $4,392,960) (b)	4,400,000	4,376,258
2.35%, 09/08/2019 (Acquired 09/02/2014, Cost $339,888) (b)	340,000	337,740
4.10%, 09/09/2023 (Acquired 10/28/2013, Cost $245,672) (b)	239,000	257,354
3.75%, 03/10/2024 (Acquired 03/04/2014, Cost $3,208,088) (b)	3,215,000	3,330,216
BanPonce Trust I
8.33%, 02/01/2027	234,000	204,317
Banque Federative du Credit Mutuel SA
1.70%, 01/20/2017 (Acquired 01/14/2014, Cost $1,648,234) (b)	1,650,000	1,653,597
Barclays Bank PLC
2.75%, 02/23/2015	1,193,000	1,196,281
2.50%, 09/21/2015 (Acquired 10/28/2013, Cost $875,167) (b)	864,000	876,121
5.00%, 09/22/2016	114,000	121,478
2.25%, 05/10/2017 (Acquired 10/28/2013, Cost $281,966) (b)	275,000	280,560
6.05%, 12/04/2017 (Acquired 10/28/2013, Cost $416,793) (b)	382,000	420,166
6.75%, 05/22/2019	430,000	505,983
5.13%, 01/08/2020	5,500,000	6,166,776
3.75%, 05/15/2024	647,000	666,896

BB&T Corp
3.95%, 04/29/2016	645,000	667,715
1.60%, 08/15/2017	384,000	383,794
2.25%, 02/01/2019	150,000	150,307
6.85%, 04/30/2019	170,000	201,673
5.25%, 11/01/2019	284,000	316,377
2.45%, 01/15/2020	950,000	946,132
Bear Stearns Cos LLC/The
7.25%, 02/01/2018	4,806,000	5,539,155
Berkshire Hathaway Finance Corp
1.30%, 05/15/2018	100,000	99,237
5.40%, 05/15/2018	1,207,000	1,350,540
3.00%, 05/15/2022	268,000	272,183
5.75%, 01/15/2040	134,000	171,475
4.40%, 05/15/2042	1,524,000	1,639,195
4.30%, 05/15/2043	322,000	341,361
Berkshire Hathaway Inc
3.75%, 08/15/2021	605,000	647,175
3.40%, 01/31/2022	1,798,000	1,872,119
BlackRock Inc
5.00%, 12/10/2019	959,000	1,084,227
3.38%, 06/01/2022	493,000	508,363
3.50%, 03/18/2024	405,000	417,087
Blackstone Holdings Finance Co LLC
5.88%, 03/15/2021 (Acquired 10/28/2013, Cost $1,608,098) (b)	1,445,000	1,671,559
BNP Paribas SA
3.25%, 03/03/2023	430,000	438,379
BNZ International Funding Ltd/London
2.35%, 03/04/2019 (Acquired 02/25/2014, Cost $515,830) (b)	516,000	516,061
BPCE SA
1.08%, 02/10/2017	306,000	308,027
2.50%, 12/10/2018	2,500,000	2,534,082
2.50%, 07/15/2019	1,000,000	1,003,939
5.70%, 10/22/2023 (Acquired 10/28/2013 through 11/04/2013, Cost $3,744,380) (b)	3,645,000	3,913,881
Branch Banking & Trust Co
5.63%, 09/15/2016	480,000	514,428
0.53%, 05/23/2017	2,500,000	2,484,545
Caisse Centrale Desjardins
2.55%, 03/24/2016 (Acquired 10/28/2013, Cost $641,563) (b)	624,000	637,483
Canadian Imperial Bank of Commerce/Canada
2.60%, 07/02/2015 (Acquired 10/28/2013, Cost $1,277,393) (b)	1,264,000	1,276,895
0.90%, 10/01/2015	256,000	256,753
Capital One Bank USA NA
2.15%, 11/21/2018	5,000,000	4,973,900
3.38%, 02/15/2023	2,164,000	2,151,970
Capital One Financial Corp
2.15%, 03/23/2015	262,000	262,780
1.00%, 11/06/2015	211,000	210,799
2.45%, 04/24/2019	353,000	352,191
4.75%, 07/15/2021	7,058,000	7,778,890
3.50%, 06/15/2023	942,000	952,035
3.75%, 04/24/2024	2,580,000	2,635,726
Capital One NA/Mclean VA
2.95%, 07/23/2021	4,120,000	4,094,221

CDP Financial Inc
4.40%, 11/25/2019 (Acquired 10/28/2013, Cost $340,277) (b)	310,000	341,349
Charles Schwab Corp/The
3.23%, 09/01/2022	165,000	168,511
Chubb Corp/The
5.75%, 05/15/2018	117,000	132,184
CIT Group Inc
6.63%, 04/01/2018 (Acquired 11/22/2013, Cost $1,429,606) (b)	1,300,000	1,410,500
Citigroup Inc
6.01%, 01/15/2015	523,000	523,744
4.75%, 05/19/2015	551,000	559,122
4.70%, 05/29/2015	155,000	157,516
4.45%, 01/10/2017	984,000	1,040,170
6.00%, 08/15/2017	1,393,000	1,541,172
6.13%, 11/21/2017	850,000	947,821
1.85%, 11/24/2017	800,000	799,081
8.50%, 05/22/2019	1,484,000	1,849,163
5.38%, 08/09/2020	215,000	244,359
4.50%, 01/14/2022	10,972,000	11,989,741
3.38%, 03/01/2023	127,000	128,136
3.50%, 05/15/2023	5,000,000	4,867,450
3.75%, 06/16/2024	4,508,000	4,603,786
5.50%, 09/13/2025	494,000	546,614
4.30%, 11/20/2026	1,570,000	1,566,483
6.63%, 01/15/2028	387,000	488,270
6.88%, 03/05/2038	23,000	31,337
8.13%, 07/15/2039	294,000	450,095
5.88%, 01/30/2042	212,000	266,661
6.68%, 09/13/2043	2,800,000	3,620,548
Citizens Bank NA/Providence RI
2.45%, 12/04/2019	8,000,000	7,950,000
CME Group Inc/IL
3.00%, 09/15/2022	1,135,000	1,153,430
5.30%, 09/15/2043	115,000	139,344
CNA Financial Corp
6.50%, 08/15/2016	537,000	580,838
7.35%, 11/15/2019	700,000	835,482
5.88%, 08/15/2020	523,000	597,023
7.25%, 11/15/2023	5,470,000	6,820,636
Comerica Inc
3.00%, 09/16/2015	202,000	205,016
3.80%, 07/22/2026	984,000	990,966
Commonwealth Bank of Australia
0.83%, 10/08/2015 (Acquired 12/05/2013, Cost $536,190) (b)	537,000	536,883
2.25%, 03/16/2017 (Acquired 10/28/2013, Cost $853,911) (b)	836,000	854,821
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
3.20%, 03/11/2015 (Acquired 10/28/2013, Cost $1,317,384) (b)	1,311,000	1,317,555
2.13%, 10/13/2015	241,000	243,893
3.38%, 01/19/2017	258,000	269,142
4.50%, 01/11/2021	712,000	783,164
3.88%, 02/08/2022	4,611,000	4,905,071
3.95%, 11/09/2022	400,000	407,451
5.80%, 09/30/2110 (Acquired 10/28/2013, Cost $375,769) (b)	361,000	410,471
Corp Andina de Fomento
3.75%, 01/15/2016	939,000	962,512
4.38%, 06/15/2022	2,735,000	2,939,734

Countrywide Financial Corp
6.25%, 05/15/2016	1,461,000	1,550,621
Credit Agricole SA
1.11%, 10/03/2016 (Acquired 10/28/2013, Cost $754,739) (b)	750,000	754,676
6.64%, 05/29/2049 (Acquired 10/28/2013, Cost $104,193) (b)	107,000	111,914
Credit Suisse/New York NY
2.30%, 05/28/2019	2,413,000	2,408,857
5.30%, 08/13/2019	169,000	189,569
3.00%, 10/29/2021	515,000	512,596
3.63%, 09/09/2024	560,000	569,654
Dai-ichi Life Insurance Co Ltd/The
5.10%, 10/29/2049	1,095,000	1,140,169
Deutsche Bank AG/London
3.25%, 01/11/2016	560,000	572,149
1.35%, 05/30/2017	245,000	242,936
6.00%, 09/01/2017	341,000	378,812
2.50%, 02/13/2019	6,300,000	6,377,137
3.70%, 05/30/2024	3,610,000	3,663,309
Digital Realty Trust LP
4.50%, 07/15/2015	4,500,000	4,542,718
Discover Bank/Greenwood DE
3.20%, 08/09/2021	1,600,000	1,606,881
4.20%, 08/08/2023	6,711,000	7,042,054
DNB Boligkreditt AS
2.10%, 10/14/2015 (Acquired 10/28/2013, Cost $1,504,363) (b)	1,488,000	1,505,177
Dresdner Bank AG/New York NY
7.25%, 09/15/2015	3,759,000	3,887,077
Duke Realty LP
3.88%, 02/15/2021	344,000	357,288
Equity Commonwealth
6.65%, 01/15/2018	401,000	440,623
5.88%, 09/15/2020	723,000	795,390
ERP Operating LP
2.38%, 07/01/2019	646,000	643,239
4.63%, 12/15/2021	434,000	474,800
Export-Import Bank of Korea
4.00%, 01/11/2017	200,000	209,666
4.38%, 09/15/2021	250,000	273,965
Fifth Third Bancorp
5.45%, 01/15/2017	150,000	160,968
2.30%, 03/01/2019	382,000	382,572
Fifth Third Bank/Cincinnati OH
1.15%, 11/18/2016	5,000,000	4,990,415
2.38%, 04/25/2019	1,100,000	1,105,008
First Hawaiian Capital I
8.34%, 07/01/2027	403,000	408,388
First Tennessee Bank NA
5.05%, 01/15/2015	542,000	542,695
5.65%, 04/01/2016	1,344,000	1,388,859
2.95%, 12/01/2019	5,000,000	4,987,155
FMR LLC
4.95%, 02/01/2033 (Acquired 10/28/2013, Cost $247,282) (b)	250,000	276,403
6.45%, 11/15/2039 (Acquired 10/28/2013, Cost $299,198) (b)	258,000	335,315
Ford Motor Credit Co LLC
4.21%, 04/15/2016	345,000	357,090

1.48%, 05/09/2016	332,000	334,889
3.98%, 06/15/2016	1,249,000	1,293,217
3.00%, 06/12/2017	905,000	928,536
6.63%, 08/15/2017	3,473,000	3,871,551
1.68%, 09/08/2017	944,000	936,489
1.72%, 12/06/2017	2,000,000	1,979,330
2.38%, 03/12/2019	2,672,000	2,653,398
2.60%, 11/04/2019	1,800,000	1,790,318
4.25%, 09/20/2022	397,000	421,243
General Electric Capital Corp
1.63%, 07/02/2015	1,187,000	1,194,459
2.25%, 11/09/2015	426,000	431,845
1.00%, 12/11/2015	258,000	259,115
0.40%, 02/15/2017	361,000	359,708
5.40%, 02/15/2017	155,000	168,271
2.30%, 04/27/2017	790,000	809,158
5.63%, 09/15/2017	764,000	848,081
1.60%, 11/20/2017	328,000	330,015
5.63%, 05/01/2018	2,376,000	2,673,551
6.00%, 08/07/2019	547,000	636,256
2.10%, 12/11/2019	152,000	151,743
5.50%, 01/08/2020	2,028,000	2,321,200
5.55%, 05/04/2020	666,000	765,419
4.38%, 09/16/2020	1,486,000	1,627,521
4.63%, 01/07/2021	9,994,000	11,139,212
5.30%, 02/11/2021	184,000	210,126
4.65%, 10/17/2021	8,987,000	10,129,508
3.15%, 09/07/2022	1,935,000	1,970,828
3.10%, 01/09/2023	1,000,000	1,012,495
6.75%, 03/15/2032	954,000	1,303,051
5.88%, 01/14/2038	196,000	248,011
6.88%, 01/10/2039	9,483,000	13,413,770
Genworth Holdings Inc
4.90%, 08/15/2023	161,000	129,717
Goldman Sachs Capital I
6.35%, 02/15/2034	127,000	151,080
Goldman Sachs Group Inc/The
3.30%, 05/03/2015	388,000	391,150
3.70%, 08/01/2015	415,000	421,698
1.60%, 11/23/2015	688,000	691,603
3.63%, 02/07/2016	667,000	684,381
5.95%, 01/18/2018	1,711,000	1,900,866
6.15%, 04/01/2018	2,084,000	2,339,121
2.90%, 07/19/2018	263,000	269,806
7.50%, 02/15/2019	3,617,000	4,302,281
2.55%, 10/23/2019	1,947,000	1,939,890
5.38%, 03/15/2020	2,367,000	2,652,690
6.00%, 06/15/2020	1,514,000	1,750,226
5.25%, 07/27/2021	694,000	783,291
5.75%, 01/24/2022	17,547,000	20,298,142
3.63%, 01/22/2023	1,563,000	1,582,728
3.85%, 07/01/2024	723,000	741,507
6.75%, 10/01/2037	4,938,000	6,208,918
Great-West Life & Annuity Insurance Capital LP II
7.15%, 05/16/2046 (Acquired 10/28/2013, Cost $309,348) (b)	301,000	311,535

Hartford Financial Services Group Inc/The
4.00%, 10/15/2017	537,000	570,953
6.00%, 01/15/2019	4,591,000	5,206,672
5.13%, 04/15/2022	5,500,000	6,182,484
8.13%, 06/15/2038	236,000	270,180
HCP Inc
2.63%, 02/01/2020	474,000	469,077
5.38%, 02/01/2021	1,038,000	1,159,141
4.20%, 03/01/2024	241,000	250,925
3.88%, 08/15/2024	469,000	476,418
Health Care REIT Inc
5.25%, 01/15/2022	560,000	622,262
4.50%, 01/15/2024	461,000	488,193
Highmark Inc
4.75%, 05/15/2021 (Acquired 10/30/2013 through 11/20/2013, Cost $3,333,440) (b)	3,322,000	3,431,021
HSBC Bank PLC
3.50%, 06/28/2015 (Acquired 10/28/2013, Cost $483,471) (b)	477,000	483,790
1.50%, 05/15/2018 (Acquired 10/28/2013, Cost $931,575) (b)	944,000	933,707
4.13%, 08/12/2020 (Acquired 10/28/2013, Cost $650,720) (b)	615,000	665,724
4.75%, 01/19/2021 (Acquired 10/28/2013, Cost $1,505,862) (b)	1,382,000	1,538,500
HSBC Finance Corp
5.00%, 06/30/2015	671,000	684,538
0.66%, 06/01/2016	2,605,000	2,599,313
7.35%, 11/27/2032	32,000	41,751
HSBC Holdings PLC
5.10%, 04/05/2021	482,000	544,852
4.88%, 01/14/2022	743,000	828,184
4.00%, 03/30/2022	1,012,000	1,077,068
6.50%, 09/15/2037	5,996,000	7,704,176
6.10%, 01/14/2042	743,000	992,187
HSBC USA Capital Trust I
7.81%, 12/15/2026 (Acquired 10/28/13 through 11/25/13, Cost $1,108,394) (b)	1,100,000	1,108,986
HSBC USA Capital Trust II
8.38%, 05/15/2027 (Acquired 10/28/13 through 11/25/13, Cost $54,539) (b)	54,000	54,706
HSBC USA Capital Trust III
7.75%, 11/15/2026	107,000	107,851
HSBC USA Inc
2.38%, 02/13/2015	1,032,000	1,034,073
1.63%, 01/16/2018	769,000	766,039
9.13%, 05/15/2021	75,000	99,493
Hyundai Capital Services Inc
4.38%, 07/27/2016 (Acquired 10/28/2013, Cost $2,469,276) (b)	2,367,000	2,476,699
3.50%, 09/13/2017 (Acquired 10/28/2013, Cost $4,860,218) (b)	4,650,000	4,810,318
Industrial & Commercial Bank of China Ltd/New York
2.35%, 11/13/2017	676,000	674,202
ING Bank NV
2.00%, 09/25/2015 (Acquired 10/28/2013, Cost $257,523) (b)	256,000	257,999
1.38%, 03/07/2016 (Acquired 10/28/2013, Cost $514,189) (b)	516,000	517,856
4.00%, 03/15/2016 (Acquired 10/28/2013, Cost $403,542) (b)	392,000	405,459
3.75%, 03/07/2017 (Acquired 10/28/2013, Cost $1,421,709) (b)	1,369,000	1,432,661
2.50%, 10/01/2019 (Acquired 09/23/2014, Cost $1,143,790) (b)	1,150,000	1,157,355
5.80%, 09/25/2023 (Acquired 01/14/2014, Cost $5,048,824) (b)	4,800,000	5,324,539
Intercontinental Exchange Inc
2.50%, 10/15/2018	243,000	247,428
4.00%, 10/15/2023	578,000	608,411

International Bank for Reconstruction & Development
0.00%, 02/15/2016	980,000	972,381
2.25%, 06/24/2021	11,190,000	11,281,199
Intesa Sanpaolo SpA
3.13%, 01/15/2016 (Acquired 11/21/2013, Cost $3,234,225) (b)	3,200,000	3,250,576
Invesco Finance PLC
3.13%, 11/30/2022	710,000	703,658
4.00%, 01/30/2024	2,400,000	2,516,499
Jackson National Life Global Funding
4.70%, 06/01/2018 (Acquired 10/28/2013, Cost $325,631) (b)	310,000	337,693
Jefferies Group LLC
3.88%, 11/09/2015	317,000	323,698
5.13%, 04/13/2018	1,534,000	1,617,769
8.50%, 07/15/2019	600,000	718,980
6.88%, 04/15/2021	785,000	892,356
5.13%, 01/20/2023	2,600,000	2,642,947
6.45%, 06/08/2027	578,000	599,699
6.25%, 01/15/2036	155,000	152,330
John Deere Capital Corp
1.20%, 10/10/2017	560,000	556,810
2.25%, 04/17/2019	5,335,000	5,382,594
1.70%, 01/15/2020	123,000	119,880
3.15%, 10/15/2021	257,000	266,470
2.80%, 01/27/2023	373,000	371,293
John Hancock Life Insurance Co
7.38%, 02/15/2024 (Acquired 10/28/2013, Cost $880,522) (b)	731,000	912,512
JPMorgan Chase & Co
2.20%, 10/22/2019	2,000,000	1,982,754
4.25%, 10/15/2020	64,000	68,807
4.35%, 08/15/2021	10,000,000	10,866,760
3.38%, 05/01/2023	3,800,000	3,759,393
5.60%, 07/15/2041	494,000	598,090
5.63%, 08/16/2043	5,230,000	6,081,983
Kemper Corp
6.00%, 05/15/2017	5,000,000	5,401,655
KeyCorp
2.30%, 12/13/2018	211,000	211,728
KFW
2.75%, 10/01/2020	8,095,000	8,455,551
Korea Development Bank/The
0.86%, 01/22/2017	5,125,000	5,135,896
LeasePlan Corp NV
2.50%, 05/16/2018 (Acquired 10/28/2013 through 12/27/2013, Cost $9,225,433) (b)	9,206,000	9,209,949
Liberty Mutual Group Inc
5.00%, 06/01/2021 (Acquired 10/28/2013, Cost $373,480) (b)	351,000	382,345
4.25%, 06/15/2023 (Acquired 10/28/2013, Cost $319,166) (b)	322,000	331,814
6.50%, 03/15/2035 (Acquired 11/19/2013, Cost $4,430,659) (b)	4,000,000	4,887,064
10.75%, 06/15/2058 (Acquired 10/28/2013, Cost $406,070) (b)	269,000	415,233
Liberty Mutual Insurance Co
8.50%, 05/15/2025 (Acquired 07/01/2014, Cost $904,424) (b)	700,000	889,448
7.70%, 10/15/2097 (Acquired 10/28/2013, Cost $106,315) (b)	100,000	126,322
Lincoln National Corp
8.75%, 07/01/2019	5,000,000	6,247,650
4.85%, 06/24/2021	168,000	185,066
4.20%, 03/15/2022	265,000	281,476

7.00%, 06/15/2040	6,460,000	8,958,922
6.05%, 04/20/2067	121,000	121,000
Lloyds Bank PLC
2.30%, 11/27/2018	1,075,000	1,085,154
5.80%, 01/13/2020 (Acquired 10/28/2013, Cost $193,532) (b)	172,000	198,754
M&I Marshall & Ilsley Bank
4.85%, 06/16/2015	1,360,000	1,384,568
M&T Capital Trust I
8.23%, 02/01/2027	337,000	340,146
M&T Capital Trust II
8.28%, 06/01/2027	169,000	172,031
Mack-Cali Realty LP
2.50%, 12/15/2017	5,050,000	5,070,170
Macquarie Bank Ltd
5.00%, 02/22/2017 (Acquired 10/28/2013, Cost $2,887,181) (b)	2,719,000	2,900,096
1.60%, 10/27/2017 (Acquired 10/22/2014, Cost $619,622) (b)	620,000	615,926
2.60%, 06/24/2019 (Acquired 06/16/2014, Cost $582,644) (b)	583,000	587,883
Macquarie Group Ltd
3.00%, 12/03/2018 (Acquired 11/25/2013, Cost $5,976,000) (b)	6,000,000	6,143,226
6.00%, 01/14/2020 (Acquired 10/28/2013, Cost $515,409) (b)	475,000	538,020
6.25%, 01/14/2021 (Acquired 10/28/2013, Cost $1,215,417) (b)	1,111,000	1,271,454
Manufacturers & Traders Trust Co
6.63%, 12/04/2017	464,000	524,936
Manulife Financial Corp
4.90%, 09/17/2020	225,000	247,036
Markel Corp
7.13%, 09/30/2019	3,780,000	4,486,527
Marsh & McLennan Cos Inc
2.30%, 04/01/2017	269,000	272,334
4.80%, 07/15/2021	5,000,000	5,557,100
3.50%, 03/10/2025	580,000	583,686
Massachusetts Mutual Life Insurance Co
7.63%, 11/15/2023 (Acquired 10/10/2012, Cost $700,907) (b)	550,000	705,646
8.88%, 06/01/2039 (Acquired 10/28/2013 through 12/02/2013, Cost $8,026,279) (b)	5,548,000	8,951,681
5.38%, 12/01/2041 (Acquired 10/28/2013, Cost $213,012) (b)	203,000	241,383
MassMutual Global Funding II
3.13%, 04/14/2016 (Acquired 10/28/2013, Cost $287,440) (b)	280,000	288,352
2.00%, 04/05/2017 (Acquired 10/28/2013, Cost $1,668,053) (b)	1,652,000	1,675,275
2.50%, 10/17/2022 (Acquired 10/28/2013, Cost $360,857) (b)	386,000	375,731
MBIA Insurance Corp
11.49%, 01/15/2033 (Acquired 10/28/2013, Cost $63,057) (b)	86,000	51,600
MetLife Inc
6.82%, 08/15/2018	84,000	97,736
7.72%, 02/15/2019	118,000	142,989
4.37%, 09/15/2023	7,200,000	7,850,794
6.50%, 12/15/2032	56,000	74,700
4.88%, 11/13/2043	3,000,000	3,388,041
Metropolitan Life Global Funding I
2.50%, 09/29/2015 (Acquired 10/28/2013, Cost $1,044,828) (b)	1,032,000	1,046,793
3.13%, 01/11/2016 (Acquired 10/28/2013, Cost $340,770) (b)	334,000	342,700
1.50%, 01/10/2018 (Acquired 10/28/2013, Cost $1,382,827) (b)	1,392,000	1,383,326
3.65%, 06/14/2018 (Acquired 10/28/2013, Cost $1,444,349) (b)	1,373,000	1,454,265
1.88%, 06/22/2018 (Acquired 10/28/2013, Cost $223,464) (b)	225,000	223,998
3.88%, 04/11/2022 (Acquired 10/28/2013, Cost $1,518,940) (b)	1,480,000	1,564,518

Metropolitan Life Insurance Co
7.70%, 11/01/2015 (Acquired 11/21/2013, Cost $3,159,085) (b)	3,000,000	3,163,236
Mizuho Bank Ltd
1.85%, 03/21/2018 (Acquired 10/28/2013, Cost $372,061) (b)	376,000	373,955
2.65%, 09/25/2019 (Acquired 09/18/2014, Cost $2,994,840) (b)	3,000,000	3,013,719
3.60%, 09/25/2024 (Acquired 09/18/2014, Cost $1,247,600) (b)	1,250,000	1,270,100
Morgan Stanley
6.00%, 04/28/2015	340,000	345,503
4.00%, 07/24/2015	684,000	696,875
1.75%, 02/25/2016	170,000	170,922
5.45%, 01/09/2017	537,000	576,584
5.95%, 12/28/2017	110,000	122,227
6.63%, 04/01/2018	457,000	520,539
7.30%, 05/13/2019	2,257,000	2,677,131
2.38%, 07/23/2019	1,700,000	1,693,730
5.63%, 09/23/2019	1,702,000	1,921,207
5.50%, 07/24/2020	774,000	873,248
5.75%, 01/25/2021	11,635,000	13,356,410
5.50%, 07/28/2021	372,000	422,176
4.88%, 11/01/2022	1,895,000	2,012,638
3.75%, 02/25/2023	600,000	615,493
4.10%, 05/22/2023	1,645,000	1,665,460
3.88%, 04/29/2024	1,350,000	1,385,149
3.70%, 10/23/2024	1,167,000	1,182,894
5.00%, 11/24/2025	4,306,000	4,594,997
4.35%, 09/08/2026	280,000	281,673
6.38%, 07/24/2042	2,000,000	2,656,068
Murray Street Investment Trust I
4.65%, 03/09/2017	258,000	272,292
National Australia Bank Ltd
3.75%, 03/02/2015 (Acquired 10/28/2013, Cost $358,818) (b)	357,000	358,778
2.75%, 09/28/2015 (Acquired 10/28/2013, Cost $815,786) (b)	805,000	816,720
0.73%, 10/08/2015 (Acquired 10/28/2013, Cost $1,200,015) (b)	1,200,000	1,199,827
3.00%, 07/27/2016 (Acquired 10/28/2013, Cost $742,920) (b)	722,000	744,449
0.66%, 12/02/2016 (Acquired 11/21/2013, Cost $5,000,000) (b)	5,000,000	5,017,865
2.00%, 06/20/2017 (Acquired 10/28/2013, Cost $2,098,807) (b)	2,064,000	2,094,743
National City Bank/Cleveland OH
5.80%, 06/07/2017	1,013,000	1,112,269
National Rural Utilities Cooperative Finance Corp
10.38%, 11/01/2018	3,522,000	4,588,215
8.00%, 03/01/2032	791,000	1,162,559
Nationwide Mutual Insurance Co
8.25%, 12/01/2031 (Acquired 02/13/2014, Cost $382,872) (b)	300,000	426,175
9.38%, 08/15/2039 (Acquired 10/28/2013, Cost $1,785,910) (b)	1,283,000	2,032,858
Navient LLC
5.63%, 08/01/2033	54,000	40,770
New York Life Global Funding
1.30%, 01/12/2015 (Acquired 10/28/2013, Cost $640,139) (b)	640,000	640,057
3.00%, 05/04/2015 (Acquired 10/28/2013, Cost $1,022,414) (b)	1,014,000	1,022,828
0.75%, 07/24/2015 (Acquired 10/28/2013, Cost $582,302) (b)	582,000	582,241
0.80%, 02/12/2016 (Acquired 10/28/2013, Cost $155,159) (b)	155,000	155,265
2.10%, 01/02/2019 (Acquired 12/5/2013, Cost $8,140,627) (b)	8,150,000	8,179,185
2.15%, 06/18/2019 (Acquired 06/11/2014, Cost $731,173) (b)	732,000	730,571
Nippon Life Insurance Co
5.10%, 10/16/2044 (Acquired 10/09/2014, Cost $5,020,000) (b)	5,020,000	5,245,900

Nomura Holdings Inc
5.00%, 03/04/2015	292,000	294,086
4.13%, 01/19/2016	864,000	888,100
2.00%, 09/13/2016	6,972,000	7,028,243
6.70%, 03/04/2020	5,300,000	6,266,063
Nordea Bank AB
3.13%, 03/20/2017 (Acquired 10/28/2013, Cost $1,637,978) (b)	1,584,000	1,640,984
1.63%, 05/15/2018 (Acquired 10/28/2013, Cost $254,870) (b)	258,000	255,546
4.88%, 05/13/2021 (Acquired 10/28/2013, Cost $669,253) (b)	640,000	693,356
Northern Trust Corp
3.95%, 10/30/2025	6,915,000	7,196,835
Oversea-Chinese Banking Corp Ltd
1.63%, 03/13/2015 (Acquired 10/28/2013, Cost $679,147) (b)	678,000	679,212
Pacific Life Global Funding
5.00%, 05/15/2017 (Acquired 10/28/2013, Cost $429,048) (b)	413,000	440,113
Pacific Life Insurance Co
9.25%, 06/15/2039 (Acquired 10/28/2013, Cost $736,119) (b)	526,000	827,400
Pemex Finance Ltd
10.61%, 08/15/2017	221,375	246,097
People’s United Bank
4.00%, 07/15/2024	1,220,000	1,235,728
PNC Bank NA
2.95%, 01/30/2023	6,500,000	6,351,735
4.20%, 11/01/2025	322,000	340,576
PNC Financial Services Group Inc/The
3.90%, 04/29/2024	2,090,000	2,124,211
PNC Funding Corp
5.25%, 11/15/2015	124,000	128,514
2.70%, 09/19/2016	133,000	136,586
5.63%, 02/01/2017	127,000	137,063
6.70%, 06/10/2019	423,000	500,844
5.13%, 02/08/2020	588,000	660,718
4.38%, 08/11/2020	468,000	510,737
3.30%, 03/08/2022	575,000	591,340
Portigon AG/New York
4.80%, 07/15/2015	300,000	305,781
Principal Financial Group Inc
1.85%, 11/15/2017	149,000	149,119
Principal Life Global Funding I
5.05%, 03/15/2015 (Acquired 10/28/2013, Cost $166,357) (b)	165,000	166,471
Principal Life Global Funding II
1.00%, 12/11/2015 (Acquired 10/28/2013, Cost $183,159) (b)	183,000	183,468
1.50%, 09/11/2017 (Acquired 09/04/2014, Cost $1,379,351) (b)	1,380,000	1,376,076
Private Export Funding Corp
4.38%, 03/15/2019	970,000	1,067,776
2.80%, 05/15/2022	1,200,000	1,217,390
3.55%, 01/15/2024	2,489,000	2,637,340
Prologis LP
4.25%, 08/15/2023	295,000	311,707
Protective Life Corp
7.38%, 10/15/2019	854,000	1,027,699
Prudential Covered Trust 2012-1
3.00%, 09/30/2015 (Acquired 10/28/2013, Cost $728,995) (b)	719,250	729,353
Prudential Financial Inc
2.35%, 08/15/2019	650,000	650,384

Prudential Insurance Co of America/The
8.30%, 07/01/2025 (Acquired 10/28/2013, Cost $1,530,136) (b)	1,191,000	1,608,535
Realty Income Corp
2.00%, 01/31/2018	4,700,000	4,708,662
Regions Bank/Birmingham AL
7.50%, 05/15/2018	2,787,000	3,235,414
Regions Financial Corp
5.75%, 06/15/2015	215,000	219,465
Royal Bank of Canada
2.30%, 07/20/2016	867,000	884,808
1.20%, 09/19/2017	727,000	722,849
2.20%, 07/27/2018	155,000	156,720
2.00%, 10/01/2018	1,231,000	1,242,338
2.20%, 09/23/2019	7,985,000	8,043,450
Royal Bank of Scotland PLC/The
6.13%, 01/11/2021	338,000	398,293
Santander Bank NA
8.75%, 05/30/2018	4,878,000	5,809,708
Simon Property Group LP
2.15%, 09/15/2017	946,000	962,039
6.13%, 05/30/2018	379,000	431,337
7.38%, 06/15/2018	3,000,000	3,527,400
5.65%, 02/01/2020	114,000	130,856
4.38%, 03/01/2021	6,818,000	7,486,525
4.13%, 12/01/2021	442,000	480,815
3.38%, 10/01/2024	910,000	925,620
Skandinaviska Enskilda Banken AB
1.75%, 03/19/2018 (Acquired 10/28/2013, Cost $296,377) (b)	299,000	297,478
2.38%, 11/20/2018 (Acquired 11/13/2013, Cost $5,197,958) (b)	5,200,000	5,259,197
2.38%, 03/25/2019 (Acquired 03/18/2014, Cost $1,224,081) (b)	1,225,000	1,232,938
Societe Generale SA
1.34%, 10/01/2018	1,000,000	1,017,644
SouthTrust Bank
7.69%, 05/15/2025	253,000	318,677
SpareBank 1 Boligkreditt AS
1.75%, 11/15/2019 (Acquired 10/28/2013, Cost $1,707,130) (b)	1,757,000	1,719,834
Springleaf Finance Corp
6.90%, 12/15/2017	100,000	106,500
Stadshypotek AB
1.88%, 10/02/2019 (Acquired 10/28/2013, Cost $672,755) (b)	683,000	674,622
Standard Chartered PLC
2.40%, 09/08/2019 (Acquired 09/03/2014, Cost $7,636,766) (b)	7,650,000	7,609,616
5.20%, 01/26/2024 (Acquired 10/28/2013, Cost $630,244) (b)	609,000	632,789
State Street Corp
3.10%, 05/15/2023	321,000	316,477
3.70%, 11/20/2023	1,385,000	1,455,159
Sumitomo Mitsui Banking Corp
2.45%, 01/10/2019	5,000,000	5,022,635
3.95%, 07/19/2023	250,000	266,140
SunTrust Bank/Atlanta GA
7.25%, 03/15/2018	1,608,000	1,860,543
SunTrust Banks Inc
6.00%, 09/11/2017	103,000	114,180
2.50%, 05/01/2019	8,810,000	8,867,873
Susa Partnership LP
8.20%, 06/01/2017	111,000	126,602

Svenska Handelsbanken AB
3.13%, 07/12/2016	691,000	713,746
2.50%, 01/25/2019	2,000,000	2,039,240
Swedbank AB
2.13%, 09/29/2017 (Acquired 10/28/2013, Cost $216,859) (b)	215,000	217,478
2.38%, 02/27/2019 (Acquired 02/20/2014, Cost $5,989,860) (b)	6,000,000	6,036,276
Symetra Financial Corp
6.13%, 04/01/2016 (Acquired 10/28/2013, Cost $1,049,517) (b)	1,000,000	1,049,131
Synchrony Financial
1.88%, 08/15/2017	2,620,000	2,625,090
3.00%, 08/15/2019	4,775,000	4,827,253
3.75%, 08/15/2021	6,000,000	6,128,934
4.25%, 08/15/2024	2,000,000	2,052,258
TD Ameritrade Holding Corp
5.60%, 12/01/2019	355,000	407,513
Teachers Insurance & Annuity Association of America
6.85%, 12/16/2039 (Acquired 11/22/2013, Cost $3,203,186) (b)	2,580,000	3,523,839
Toronto-Dominion Bank/The
2.20%, 07/29/2015 (Acquired 10/28/2013, Cost $942,206) (b)	933,000	942,077
2.50%, 07/14/2016	556,000	569,571
1.50%, 03/13/2017 (Acquired 10/28/2013, Cost $1,459,015) (b)	1,445,000	1,456,165
2.25%, 11/05/2019	432,000	432,859
Travelers Cos Inc/The
5.80%, 05/15/2018	110,000	124,223
UBS AG/Stamford CT
3.88%, 01/15/2015	783,000	783,827
5.75%, 04/25/2018	511,000	574,844
Voya Financial Inc
5.50%, 07/15/2022	8,000,000	9,036,928
Wachovia Corp
5.75%, 06/15/2017	315,000	347,768
5.75%, 02/01/2018	1,865,000	2,088,390
Wells Fargo & Co
3.68%, 06/15/2016	1,723,000	1,787,265
2.63%, 12/15/2016	1,583,000	1,626,401
5.63%, 12/11/2017	948,000	1,054,470
3.00%, 01/22/2021	1,000,000	1,018,790
4.60%, 04/01/2021	1,377,000	1,532,132
3.50%, 03/08/2022	929,000	969,807
3.30%, 09/09/2024	1,900,000	1,911,888
5.61%, 01/15/2044	317,000	373,176
4.65%, 11/04/2044	675,000	696,506
Wells Fargo Bank NA
4.75%, 02/09/2015	503,000	505,004
5.00%, 08/15/2015	485,000	497,997
0.57%, 03/15/2016	457,000	456,314
6.00%, 11/15/2017	2,224,000	2,492,911
Westpac Banking Corp
4.20%, 02/27/2015	495,000	497,495
2.45%, 11/28/2016 (Acquired 10/28/2013, Cost $693,509) (b)	676,000	692,873
1.60%, 01/12/2018	846,000	845,947
0.97%, 07/30/2018	3,060,000	3,085,848
4.88%, 11/19/2019	1,105,000	1,232,919
Weyerhaeuser Co
7.38%, 03/15/2032	500,000	665,674

Willis North America Inc
5.63%, 07/15/2015	81,000	82,962
7.00%, 09/29/2019	537,000	626,301
WR Berkley Corp
4.75%, 08/01/2044	3,445,000	3,519,216
XLIT Ltd
2.30%, 12/15/2018	4,375,000	4,377,861
5.25%, 12/15/2043	2,700,000	3,051,640

		981,388,740

Industrial - 0.84%
ABB Finance USA Inc
1.63%, 05/08/2017	173,000	173,570
2.88%, 05/08/2022	241,000	242,205
4.38%, 05/08/2042	107,000	115,861
Acuity Brands Lighting Inc
6.00%, 12/15/2019	451,000	499,914
Airbus Group Finance BV
2.70%, 04/17/2023 (Acquired 10/28/2013, Cost $355,534) (b)	376,000	370,997
BAE Systems Holdings Inc
6.38%, 06/01/2019 (Acquired 10/28/2013, Cost $274,077) (b)	243,000	280,549
BAE Systems PLC
5.80%, 10/11/2041 (Acquired 10/28/2013, Cost $579,484) (b)	550,000	666,853
BAE System Holdings, Inc.
3.80%, 10/07/2024 (Acquired 09/30/2014, Cost $348,960) (b)	350,000	358,778
Boeing Co/The
3.50%, 02/15/2015	26,000	26,084
4.88%, 02/15/2020	52,000	58,619
7.95%, 08/15/2024	124,000	173,463
Burlington Northern Santa Fe LLC
5.65%, 05/01/2017	378,000	414,612
5.75%, 03/15/2018	173,000	193,909
3.60%, 09/01/2020	146,000	153,221
3.45%, 09/15/2021	215,000	224,352
3.05%, 03/15/2022	440,000	444,568
3.00%, 03/15/2023	206,000	205,344
6.70%, 08/01/2028	62,000	78,544
7.29%, 06/01/2036	134,000	187,435
5.75%, 05/01/2040	373,000	460,193
5.40%, 06/01/2041	542,000	646,560
4.38%, 09/01/2042	462,000	474,580
5.15%, 09/01/2043	389,000	448,563
Canadian Pacific Railway Co
7.13%, 10/15/2031	155,000	213,173
Caterpillar Financial Services Corp
5.50%, 03/15/2016	93,000	98,307
5.45%, 04/15/2018	103,000	114,960
7.05%, 10/01/2018	361,000	425,874
7.15%, 02/15/2019	62,000	74,171
2.75%, 08/20/2021	420,000	423,649
2.85%, 06/01/2022	446,000	446,175
3.75%, 11/24/2023	2,825,000	2,997,271
3.25%, 12/01/2024	714,000	723,434
Caterpillar Inc
1.50%, 06/26/2017	193,000	194,190
2.60%, 06/26/2022	220,000	217,434

CRH America Inc
6.00%, 09/30/2016	172,000	185,126
CSX Corp
6.25%, 04/01/2015	58,000	58,782
7.90%, 05/01/2017	413,000	471,457
7.38%, 02/01/2019	72,000	86,221
4.25%, 06/01/2021	205,000	222,637
3.40%, 08/01/2024	600,000	607,729
5.50%, 04/15/2041	402,000	484,977
4.10%, 03/15/2044	175,000	173,356
Danaher Corp
3.90%, 06/23/2021	387,000	417,228
Deere & Co
2.60%, 06/08/2022	619,000	608,957
3.90%, 06/09/2042	275,000	277,953
Eaton Corp
5.60%, 05/15/2018	273,000	303,129
7.63%, 04/01/2024	206,000	265,873
4.00%, 11/02/2032	143,000	145,454
Federal Express Corp 1998 Pass Through Trust
6.85%, 01/15/2019	1,680,477	1,848,526
6.72%, 01/15/2022	219,804	257,170
Fluor Corp
3.38%, 09/15/2021	1,065,000	1,100,205
General Electric Co
2.70%, 10/09/2022	350,000	350,142
3.38%, 03/11/2024	655,000	676,647
Hanson Ltd
6.13%, 08/15/2016	625,000	662,500
Holcim US Finance Sarl & Cie SCS
6.00%, 12/30/2019 (Acquired 10/28/2013, Cost $165,896) (b)	148,000	169,396
Honeywell International Inc
5.30%, 03/01/2018	155,000	171,938
Illinois Tool Works Inc
1.95%, 03/01/2019	167,000	167,090
3.90%, 09/01/2042	1,754,000	1,766,983
Ingersoll-Rand Co
6.39%, 11/15/2027	80,000	95,912
Ingersoll-Rand Global Holding Co Ltd
4.25%, 06/15/2023	329,000	346,800
Ingersoll-Rand Luxembourg Finance SA
2.63%, 05/01/2020	360,000	357,670
Koninklijke Philips NV
5.75%, 03/11/2018	172,000	190,913
3.75%, 03/15/2022	864,000	899,707
7.20%, 06/01/2026	57,000	72,223
Lafarge SA
6.50%, 07/15/2016	1,650,000	1,757,250
7.13%, 07/15/2036	107,000	124,120
Lockheed Martin Corp
2.13%, 09/15/2016	318,000	323,811
4.25%, 11/15/2019	103,000	112,274
4.85%, 09/15/2041	181,000	202,087
4.07%, 12/15/2042	462,000	466,192

Martin Marietta Materials Inc
4.25%, 07/02/2024	1,705,000	1,747,802
6.25%, 05/01/2037	107,000	113,313
Masco Corp
6.13%, 10/03/2016	175,000	185,587
Norfolk Southern Corp
7.70%, 05/15/2017	14,000	15,996
3.25%, 12/01/2021	570,000	583,457
2.90%, 02/15/2023	294,000	290,622
5.59%, 05/17/2025	6,000	7,132
3.95%, 10/01/2042	332,000	325,638
4.80%, 08/15/2043	3,400,000	3,785,383
6.00%, 03/15/2105	351,000	451,682
6.00%, 05/23/2111	1,274,000	1,634,036
Northrop Grumman Systems Corp
7.75%, 02/15/2031	206,000	288,703
Odebrecht Finance Ltd
5.25%, 06/27/2029 (Acquired 06/19/2014, Cost $1,375,000) (b)	1,375,000	1,202,437
Pactiv LLC
7.95%, 12/15/2025	34,000	34,170
Parker-Hannifin Corp
5.50%, 05/15/2018	80,000	89,510
3.30%, 11/21/2024	149,000	152,061
4.45%, 11/21/2044	333,000	359,013
Penske Truck Leasing Co Lp / PTL Finance Corp
2.88%, 07/17/2018 (Acquired 10/28/2013, Cost $433,100) (b)	431,000	438,243
2.50%, 06/15/2019 (Acquired 06/12/2014, Cost $183,949) (b)	184,000	182,878
Precision Castparts Corp
0.70%, 12/20/2015	244,000	243,101
Raytheon Co
3.15%, 12/15/2024	378,000	379,134
Republic Services Inc
5.25%, 11/15/2021	2,795,000	3,164,734
3.55%, 06/01/2022	496,000	509,202
Ryder System Inc
3.60%, 03/01/2016	278,000	286,138
2.50%, 03/01/2017	330,000	334,664
Siemens Financieringsmaatschappij NV
5.75%, 10/17/2016 (Acquired 10/28/2013, Cost $150,514) (b)	139,000	150,284
Timken Co/The
3.88%, 09/01/2024 (Acquired 08/13/2014, Cost $989,010) (b)	1,000,000	998,449
TTX Co
3.60%, 01/15/2025 (Acquired 11/13/2014, Cost $1,999,700) (b)	2,000,000	2,038,026
Tyco Electronics Group SA
6.55%, 10/01/2017	752,000	846,473
2.38%, 12/17/2018	7,025,000	7,085,534
Union Pacific Corp
4.88%, 01/15/2015	18,000	18,021
4.16%, 07/15/2022	453,000	497,655
2.95%, 01/15/2023	149,000	150,566
3.65%, 02/15/2024	142,000	150,294
3.25%, 01/15/2025	200,000	205,343
4.30%, 06/15/2042	165,000	175,356
4.82%, 02/01/2044	106,000	121,021
4.15%, 01/15/2045	300,000	312,665

Union Pacific Railroad Co 2003 Pass Through Trust
4.70%, 01/02/2024	25,750	28,105
United Parcel Service Inc
2.45%, 10/01/2022	186,000	182,337
United Parcel Service of America Inc
8.38%, 04/01/2020	243,000	313,423
8.38%, 04/01/2030	83,000	124,160
United Technologies Corp
1.80%, 06/01/2017	205,000	207,680
6.13%, 02/01/2019	867,000	1,006,604
3.10%, 06/01/2022	524,000	534,652
4.50%, 06/01/2042	693,000	754,531
Vulcan Materials Co
7.00%, 06/15/2018	215,000	236,500
7.15%, 11/30/2037	54,000	55,080
Wabtec Corp/DE
4.38%, 08/15/2023	322,000	342,208
Waste Management Inc
7.38%, 03/11/2019	1,275,000	1,540,892
4.75%, 06/30/2020	195,000	213,742

		64,350,084

Technology - 0.90%
Apple Inc
0.48%, 05/03/2018	790,000	790,530
2.85%, 05/06/2021	1,509,000	1,543,645
2.40%, 05/03/2023	2,081,000	2,022,726
Dell Inc
7.10%, 04/15/2028	196,000	207,760
EMC Corp/MA
1.88%, 06/01/2018	640,000	637,824
3.38%, 06/01/2023	764,000	766,775
Fidelity National Information Services Inc
1.45%, 06/05/2017	665,000	661,276
3.50%, 04/15/2023	430,000	427,421
3.88%, 06/05/2024	2,150,000	2,171,719
Fiserv Inc
4.63%, 10/01/2020	215,000	233,559
Hewlett-Packard Co
2.75%, 01/14/2019	6,625,000	6,633,467
4.30%, 06/01/2021	372,000	391,680
4.38%, 09/15/2021	293,000	307,204
4.65%, 12/09/2021	326,000	349,070
6.00%, 09/15/2041	731,000	822,193
HP Enterprise Services LLC
7.45%, 10/15/2029	250,000	315,872
Intel Corp
3.30%, 10/01/2021	504,000	528,508
4.00%, 12/15/2032	595,000	608,374
International Business Machines Corp
1.95%, 07/22/2016	532,000	542,014
1.25%, 02/06/2017	571,000	572,748
5.70%, 09/14/2017	408,000	454,690
7.63%, 10/15/2018	464,000	559,410
1.63%, 05/15/2020	2,670,000	2,573,509
6.22%, 08/01/2027	68,000	86,208
4.00%, 06/20/2042	79,000	78,665

Intuit Inc
5.75%, 03/15/2017	7,359,000	8,087,585
Maxim Integrated Products Inc
2.50%, 11/15/2018	4,200,000	4,190,546
Microsoft Corp
0.88%, 11/15/2017	238,000	235,628
2.13%, 11/15/2022	350,000	339,613
2.38%, 05/01/2023	655,000	642,877
3.63%, 12/15/2023	5,470,000	5,853,655
4.50%, 10/01/2040	125,000	138,502
National Semiconductor Corp
6.60%, 06/15/2017	855,000	962,039
Oracle Corp
5.25%, 01/15/2016	239,000	250,451
5.75%, 04/15/2018	351,000	396,793
5.00%, 07/08/2019	547,000	613,327
2.80%, 07/01/2021	1,266,000	1,281,745
3.63%, 07/15/2023	149,000	156,258
3.40%, 07/01/2024	2,000,000	2,044,144
4.30%, 07/01/2034	4,314,000	4,618,879
6.50%, 04/15/2038	201,000	270,479
6.13%, 07/08/2039	265,000	344,023
Pitney Bowes Inc
5.60%, 03/15/2018	175,000	190,223
Seagate HDD Cayman
6.88%, 05/01/2020	5,679,000	5,962,950
Texas Instruments Inc
1.65%, 08/03/2019	434,000	423,728
Xerox Corp
6.40%, 03/15/2016	1,379,000	1,462,928
6.75%, 02/01/2017	2,170,000	2,391,835
2.95%, 03/15/2017	202,000	207,557
2.75%, 03/15/2019	3,200,000	3,207,984
5.63%, 12/15/2019	521,000	585,537
4.50%, 05/15/2021	183,000	195,563

		69,341,696

Utilities - 1.66%
AGL Capital Corp
4.95%, 01/15/2015	1,600,000	1,601,410
6.38%, 07/15/2016	691,000	743,353
3.50%, 09/15/2021	530,000	548,564
5.88%, 03/15/2041	1,210,000	1,517,547
4.40%, 06/01/2043	160,000	168,600
Alabama Power Co
6.13%, 05/15/2038	219,000	290,989
6.00%, 03/01/2039	89,000	117,301
4.15%, 08/15/2044	205,000	215,224
American Electric Power Co Inc
1.65%, 12/15/2017	246,000	246,063
American Water Capital Corp
3.85%, 03/01/2024	500,000	526,437
3.40%, 03/01/2025	318,000	320,025
6.59%, 10/15/2037	386,000	534,265
Appalachian Power Co
6.70%, 08/15/2037	430,000	574,804

Arizona Public Service Co
4.65%, 05/15/2015	115,000	116,610
8.75%, 03/01/2019	91,000	114,461
3.35%, 06/15/2024	676,000	698,007
5.05%, 09/01/2041	349,000	410,271
4.50%, 04/01/2042	221,000	234,076
Atmos Energy Corp
8.50%, 03/15/2019	71,000	88,247
4.15%, 01/15/2043	830,000	833,345
4.13%, 10/15/2044	450,000	466,462
Baltimore Gas & Electric Co
2.80%, 08/15/2022	509,000	507,301
Beaver Valley II Funding Corp
9.00%, 06/01/2017	27,000	29,160
Berkshire Hathaway Energy Co
5.75%, 04/01/2018	168,000	188,269
2.40%, 02/01/2020 (Acquired 12/01/2014, Cost $408,910) (b)	409,000	407,219
3.50%, 02/01/2025 (Acquired 12/01/2014, Cost $624,856) (b)	625,000	628,974
4.50%, 02/01/2045 (Acquired 12/01/2014, Cost $371,779) (b)	375,000	392,380
Boston Gas Co
4.49%, 02/15/2042 (Acquired 10/28/2013, Cost $241,240) (b)	253,000	272,584
CenterPoint Energy Inc
6.50%, 05/01/2018	390,000	445,831
Centrica PLC
4.00%, 10/16/2023 (Acquired 11/18/2013, Cost $4,975,200) (b)	5,000,000	5,164,345
Cleveland Electric Illuminating Co/The
7.88%, 11/01/2017	356,000	413,723
Comision Federal de Electricidad
4.88%, 05/26/2021 (Acquired 10/28/2013, Cost $569,899) (b)	551,000	584,848
4.88%, 01/15/2024 (Acquired 10/28/2013 through 11/22/2013, Cost $1,822,032) (b)	1,822,000	1,903,990
Connecticut Light & Power Co/The
5.65%, 05/01/2018	95,000	106,623
Consolidated Edison Co of New York Inc
5.70%, 06/15/2040	318,000	402,874
Consumers Energy Co
5.65%, 04/15/2020	144,000	165,745
2.85%, 05/15/2022	155,000	154,958
4.35%, 08/31/2064	191,000	199,388
Delmarva Power & Light Co
4.00%, 06/01/2042	170,000	175,296
Dominion Resources Inc/VA
5.25%, 08/01/2033	583,000	684,119
7.00%, 06/15/2038	124,000	166,510
4.90%, 08/01/2041	212,000	231,471
DTE Electric Co
2.65%, 06/15/2022	194,000	191,235
DTE Energy Co
2.40%, 12/01/2019	278,000	278,046
3.85%, 12/01/2023	292,000	306,739
3.50%, 06/01/2024	692,000	704,001
Duke Energy Carolinas LLC
5.10%, 04/15/2018	144,000	159,937
4.30%, 06/15/2020	205,000	222,842
6.00%, 01/15/2038	161,000	211,903
4.25%, 12/15/2041	141,000	151,500

Duke Energy Corp
2.15%, 11/15/2016	439,000	447,108
6.25%, 06/15/2018	1,781,000	2,034,506
3.55%, 09/15/2021	306,000	319,457
3.75%, 04/15/2024	231,000	240,292
Duke Energy Florida Inc
5.65%, 06/15/2018	116,000	130,824
6.40%, 06/15/2038	72,000	99,550
Duke Energy Indiana Inc
3.75%, 07/15/2020	398,000	421,705
6.35%, 08/15/2038	320,000	447,953
Duke Energy Progress Inc
5.30%, 01/15/2019	206,000	230,813
3.00%, 09/15/2021	372,000	381,598
2.80%, 05/15/2022	335,000	335,573
4.10%, 05/15/2042	217,000	230,087
4.10%, 03/15/2043	181,000	192,103
4.38%, 03/30/2044	132,000	144,937
4.15%, 12/01/2044	129,000	137,127
Electricite de France SA
1.15%, 01/20/2017 (Acquired 01/13/2014, Cost $4,978,050) (b)	5,000,000	4,996,890
2.15%, 01/22/2019 (Acquired 01/13/2014, Cost $3,517,154) (b)	3,558,000	3,566,760
6.00%, 01/22/2114 (Acquired 01/13/2014, Cost $1,003,464) (b)	1,035,000	1,205,715
Enel Finance International NV
5.13%, 10/07/2019 (Acquired 10/28/2013, Cost $939,666) (b)	888,000	981,196
6.80%, 09/15/2037 (Acquired 10/28/2013, Cost $211,007) (b)	204,000	260,824
6.00%, 10/07/2039 (Acquired 10/28/2013, Cost $98,540) (b)	103,000	121,028
Exelon Generation Co LLC
6.20%, 10/01/2017	3,436,000	3,818,169
4.00%, 10/01/2020	619,000	645,869
5.75%, 10/01/2041	192,000	216,609
FirstEnergy Transmission LLC
5.45%, 07/15/2044 (Acquired 05/14/2014, Cost $960,754) (b)	965,000	1,040,141
Florida Power & Light Co
5.95%, 10/01/2033	402,000	530,198
5.63%, 04/01/2034	57,000	70,696
5.95%, 02/01/2038	103,000	136,904
Georgia Power Co
5.95%, 02/01/2039	41,000	52,641
Great Plains Energy Inc
4.85%, 06/01/2021	156,000	170,802
Hydro-Quebec
9.40%, 02/01/2021	186,000	253,528
8.40%, 01/15/2022	826,000	1,111,335
8.05%, 07/07/2024	638,000	896,189
Indiana Michigan Power Co
7.00%, 03/15/2019	112,000	132,357
3.20%, 03/15/2023	991,000	996,388
Jersey Central Power & Light Co
7.35%, 02/01/2019	31,000	36,589
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/2042	470,916	535,277
Kansas City Power & Light Co
3.15%, 03/15/2023	375,000	376,232
5.30%, 10/01/2041	1,032,000	1,190,369

Korea Electric Power Corp
6.75%, 08/01/2027	233,000	296,500
Korea Gas Corp
4.25%, 11/02/2020 (Acquired 10/28/2013, Cost $291,708) (b)	279,000	303,049
Korea Hydro & Nuclear Power Co Ltd
2.88%, 10/02/2018 (Acquired 11/18/2013, Cost $4,034,338) (b)	4,000,000	4,079,524
Mega Advance Investments Ltd
5.00%, 05/12/2021 (Acquired 10/28/2013, Cost $617,391) (b)	591,000	640,100
MidAmerican Energy Co
5.30%, 03/15/2018	72,000	80,137
Nevada Power Co
6.50%, 08/01/2018	232,000	268,806
7.13%, 03/15/2019	188,000	224,290
5.38%, 09/15/2040	38,000	46,439
5.45%, 05/15/2041	386,000	487,270
NextEra Energy Capital Holdings Inc
1.20%, 06/01/2015	168,000	168,316
7.88%, 12/15/2015	124,000	131,923
6.00%, 03/01/2019	124,000	141,255
2.40%, 09/15/2019	487,000	486,537
7.30%, 09/01/2067	295,000	315,650
Niagara Mohawk Power Corp
4.88%, 08/15/2019 (Acquired 10/28/2013, Cost $184,729) (b)	168,000	185,808
3.51%, 10/01/2024 (Acquired 09/22/2014, Cost $257,997) (b)	258,000	265,708
NiSource Finance Corp
4.45%, 12/01/2021	186,000	200,973
3.85%, 02/15/2023	283,000	293,225
5.80%, 02/01/2042	774,000	941,991
Northern States Power Co/MN
6.25%, 06/01/2036	258,000	351,606
4.13%, 05/15/2044	1,480,000	1,565,809
Ohio Power Co
6.05%, 05/01/2018	160,000	180,799
5.38%, 10/01/2021	65,000	75,191
Oncor Electric Delivery Co LLC
6.80%, 09/01/2018	635,000	740,170
7.00%, 09/01/2022	124,000	157,065
Pacific Gas & Electric Co
5.63%, 11/30/2017	204,000	226,738
8.25%, 10/15/2018	4,484,000	5,395,767
3.25%, 09/15/2021	146,000	149,109
2.45%, 08/15/2022	581,000	559,058
3.25%, 06/15/2023	206,000	206,393
3.40%, 08/15/2024	11,150,000	11,283,298
6.05%, 03/01/2034	46,000	58,563
4.50%, 12/15/2041	749,000	811,239
4.45%, 04/15/2042	194,000	204,565
PacifiCorp
5.65%, 07/15/2018	294,000	332,131
5.50%, 01/15/2019	26,000	29,377
3.85%, 06/15/2021	103,000	110,502
PECO Energy Co
5.35%, 03/01/2018	93,000	103,555
2.38%, 09/15/2022	578,000	561,923
4.15%, 10/01/2044	353,000	375,166

Pennsylvania Electric Co
6.05%, 09/01/2017	93,000	102,935
Potomac Electric Power Co
6.50%, 11/15/2037	136,000	189,274
PPL Electric Utilities Corp
2.50%, 09/01/2022	178,000	175,885
4.13%, 06/15/2044	208,000	217,622
PPL Energy Supply LLC
5.70%, 10/15/2015	221,000	225,813
Progress Energy Inc
4.40%, 01/15/2021	390,000	425,076
3.15%, 04/01/2022	389,000	394,055
7.75%, 03/01/2031	153,000	221,567
PSEG Power LLC
5.50%, 12/01/2015	226,000	235,343
5.32%, 09/15/2016	346,000	369,659
5.13%, 04/15/2020	679,000	754,326
4.15%, 09/15/2021	83,000	87,437
8.63%, 04/15/2031	130,000	191,479
Public Service Co of Colorado
5.80%, 08/01/2018	28,000	31,820
3.20%, 11/15/2020	120,000	124,843
2.25%, 09/15/2022	210,000	201,435
Public Service Co of New Hampshire
3.50%, 11/01/2023	101,000	104,300
Public Service Co of Oklahoma
5.15%, 12/01/2019	143,000	159,842
4.40%, 02/01/2021	203,000	222,508
6.63%, 11/15/2037	649,000	874,624
Public Service Electric & Gas Co
5.30%, 05/01/2018	85,000	94,445
3.15%, 08/15/2024	1,000,000	1,017,124
5.38%, 11/01/2039	117,000	147,409
RGS I&M Funding Corp
9.82%, 06/07/2022	91,280	108,171
San Diego Gas & Electric Co
6.00%, 06/01/2026	213,000	266,495
3.95%, 11/15/2041	310,000	321,735
Sempra Energy
6.50%, 06/01/2016	93,000	99,870
6.15%, 06/15/2018	237,000	268,594
9.80%, 02/15/2019	841,000	1,079,926
2.88%, 10/01/2022	361,000	354,859
4.05%, 12/01/2023	10,325,000	10,922,931
3.55%, 06/15/2024	709,000	715,582
6.00%, 10/15/2039	155,000	191,488
South Carolina Electric & Gas Co
4.50%, 06/01/2064	161,000	174,024
Southern California Edison Co
5.50%, 08/15/2018	144,000	162,229
3.88%, 06/01/2021	102,000	110,759
3.50%, 10/01/2023	328,000	344,794
5.95%, 02/01/2038	67,000	88,436
6.05%, 03/15/2039	253,000	332,172
3.90%, 12/01/2041	392,000	397,526

Southern Co/The
1.95%, 09/01/2016	307,000	310,843
2.15%, 09/01/2019	555,000	551,429
Southern Power Co
5.15%, 09/15/2041	146,000	169,534
Southwestern Electric Power Co
5.55%, 01/15/2017	320,000	345,562
Southwestern Public Service Co
8.75%, 12/01/2018	351,000	438,457
State Grid Overseas Investment 2013 Ltd
1.75%, 05/22/2018 (Acquired 10/28/2013, Cost $238,263) (b)	241,000	236,358
State Grid Overseas Investment 2014 Ltd
2.75%, 05/07/2019 (Acquired 04/28/2014, Cost $4,224,568) (b)	4,240,000	4,257,812
Talent Yield Investments Ltd
4.50%, 04/25/2022 (Acquired 10/28/2013, Cost $712,398) (b)	715,000	748,519
Virginia Electric & Power Co
4.45%, 02/15/2044	126,000	137,631
Virginia Electric and Power Co
5.95%, 09/15/2017	83,000	92,587
5.40%, 04/30/2018	475,000	531,095
2.95%, 01/15/2022	80,000	80,791
3.45%, 02/15/2024	191,000	196,666
4.65%, 08/15/2043	3,500,000	3,920,420
Westar Energy Inc
4.13%, 03/01/2042	4,175,000	4,363,155
Wisconsin Electric Power Co
6.25%, 12/01/2015	134,000	140,728
2.95%, 09/15/2021	27,000	27,550
Xcel Energy Inc
0.75%, 05/09/2016	28,000	27,950
4.70%, 05/15/2020	62,000	68,798
6.50%, 07/01/2036	351,000	475,736
4.80%, 09/15/2041	95,000	105,963

		127,725,732

Total Corporate Bonds (Cost $2,019,165,969)		$2,079,322,281

Government Related - 23.62%
American Municipal Power Inc
7.50%, 02/15/2050	$1,350,000	$2,006,086
Atlanta Independent School System
5.56%, 03/01/2026	535,000	609,825
Bay Area Toll Authority
6.26%, 04/01/2049	1,650,000	2,325,164
Brazilian Government International Bond
4.25%, 01/07/2025	3,150,000	3,150,000
5.00%, 01/27/2045	408,000	399,840
California Qualified School Bond Joint Powers Authority
7.16%, 03/01/2027	805,000	909,449
California School Finance Authority
5.04%, 07/01/2020	270,000	297,154
5.04%, 01/01/2021	215,000	218,487
City of Houston TX Combined Utility System Revenue
3.83%, 05/15/2028	1,850,000	1,983,071
City of Los Angeles Department of Airports
6.58%, 05/15/2039	1,650,000	2,167,275

Colombia Government International Bond
4.00%, 02/26/2024	437,000	446,833
5.63%, 02/26/2044	200,000	225,000
County of Contra Costa CA
5.14%, 06/01/2017	640,000	677,766
County of Cuyahoga OH
9.13%, 10/01/2023	105,000	102,744
District of Columbia Water & Sewer Authority
5.52%, 10/01/2044	2,900,000	3,715,625
4.81%, 10/01/2114	875,000	1,006,136
Eaton Community City School District
5.39%, 08/25/2027	275,000	293,466
Elgin Local School District
5.50%, 08/31/2027	535,000	578,233
Fannie Mae Interest Strip
0.00%, 11/15/2021 IO	887,000	755,425
Fannie Mae Principal Strip
0.00%, 05/15/2030 PO	929,000	564,936
Federal Farm Credit Banks
5.13%, 11/15/2018	344,000	391,799
Federal Home Loan Banks
0.50%, 09/28/2016	18,390,000	18,341,248
0.63%, 11/23/2016	3,265,000	3,261,164
5.50%, 07/15/2036	1,135,000	1,556,568
Federal Home Loan Mortgage Corp
5.50%, 08/23/2017	996,000	1,113,000
Federal National Mortgage Association
0.00%, 06/01/2017	2,735,000	2,667,626
1.88%, 02/19/2019	1,505,000	1,527,837
1.75%, 06/20/2019	2,285,000	2,296,260
1.75%, 11/26/2019	9,425,000	9,430,655
2.63%, 09/06/2024	10,285,000	10,415,836
Financing Corp Fico
0.00%, 11/30/2017 PO	404,000	388,261
0.00%, 04/06/2018 PO	194,000	185,015
0.00%, 05/11/2018 PO	6,860,000	6,522,865
0.00%, 08/03/2018 PO	276,000	259,726
0.00%, 03/07/2019 PO	205,000	189,422
0.00%, 04/05/2019 PO	2,766,000	2,555,809
0.00%, 09/26/2019 PO	3,174,000	2,895,469
Government Trust Certificate
0.00%, 04/01/2019	1,375,000	1,261,887
Hashemite Kingdom of Jordan Government AID Bond
2.50%, 10/30/2020	3,439,000	3,496,297
Indonesia Government International Bond
5.88%, 03/13/2020	5,000,000	5,537,500
Iowa Tobacco Settlement Authority
6.50%, 06/01/2023	620,000	619,981
Israel Government AID Bond
0.00%, 03/15/2018	1,032,000	982,259
0.00%, 11/01/2019 IO	345,000	313,514
0.00%, 08/15/2020 IO	827,000	731,592
0.00%, 02/15/2022	464,000	390,460
0.00%, 08/15/2022	7,201,000	5,961,211
0.00%, 09/15/2023	1,837,000	1,460,828

5.50%, 09/18/2023	8,856,000	10,902,861
0.00%, 11/01/2023 IO	413,000	326,920
0.00%, 02/15/2024	2,000,000	1,565,796
0.00%, 02/15/2024	2,000,000	1,565,796
5.50%, 04/26/2024	3,784,000	4,691,388
0.00%, 05/15/2024	3,640,000	2,821,644
0.00%, 08/15/2024	1,500,000	1,152,015
0.00%, 11/01/2024 PO	2,549,000	1,941,510
0.00%, 11/15/2024	2,299,000	1,748,422
0.00%, 08/15/2025	2,500,000	1,852,395
0.00%, 11/15/2026	258,000	181,235
5.50%, 09/18/2033	619,000	831,623
Lithuania Government International Bond
7.38%, 02/11/2020 (Acquired 08/12/2014, Cost $1,193,002) (b)	995,000	1,200,099
Los Angeles Department of Water & Power
6.60%, 07/01/2050	2,400,000	3,525,552
Mexico Government International Bond
3.50%, 01/21/2021	1,786,000	1,823,506
3.63%, 03/15/2022	2,000,000	2,043,000
4.00%, 10/02/2023	842,000	873,575
3.60%, 01/30/2025	591,000	588,932
4.75%, 03/08/2044	450,000	469,125
5.55%, 01/21/2045	1,494,000	1,736,775
5.75%, 10/12/2110	588,000	632,100
New Hampshire Housing Finance Authority
3.05%, 01/01/2021	120,000	123,888
3.75%, 07/01/2034	325,000	344,845
New Jersey State Turnpike Authority
7.10%, 01/01/2041	5,870,000	8,513,437
New York State Dormitory Authority
5.60%, 03/15/2040	260,000	330,270
Ohio State University/The
4.80%, 06/01/2111	1,102,000	1,185,058
Panama Government International Bond
5.20%, 01/30/2020	2,930,000	3,230,325
4.00%, 09/22/2024	3,133,000	3,219,158
Poland Government International Bond
6.38%, 07/15/2019	1,000,000	1,170,000
4.00%, 01/22/2024	1,040,000	1,103,700
Port Authority of New York & New Jersey
5.65%, 11/01/2040	1,260,000	1,544,936
4.46%, 10/01/2062	2,500,000	2,653,575
Province of British Columbia
2.00%, 10/23/2022	6,270,000	6,133,239
Province of Ontario Canada
2.95%, 02/05/2015	1,264,000	1,266,273
1.65%, 09/27/2019	1,315,000	1,299,864
Province of Quebec Canada
7.37%, 03/06/2026	58,000	81,147
Residual Funding Corp Principal Strip
0.00%, 10/15/2019 PO	775,000	704,700
0.00%, 07/15/2020 PO	24,949,000	22,159,826
0.00%, 10/15/2020 PO	5,841,000	5,163,672
0.00%, 01/15/2021 PO	2,270,000	1,994,343

Rhode Island Housing & Mortgage Finance Corp/RI
4.00%, 10/01/2023	4,000,000	4,170,880
Romanian Government International Bond
4.88%, 01/22/2024 (Acquired 01/14/2014, Cost $434,997) (b)	440,000	479,600
Russian Foreign Bond - Eurobond
7.50%, 03/31/2030 (Acquired 11/21/2013, Cost $2,447,637) (b)	2,096,000	2,173,552
San Dieguito Public Facilities Authority
6.46%, 05/01/2027	685,000	786,955
South Africa Government International Bond
5.88%, 09/16/2025	403,000	453,879
5.38%, 07/24/2044	1,077,000	1,137,581
State of California
7.50%, 04/01/2034	5,540,000	8,235,653
7.30%, 10/01/2039	275,000	405,072
State of Illinois
5.10%, 06/01/2033	560,000	555,906
State Public School Building Authority
5.00%, 09/15/2027	1,536,000	1,662,582
Tennessee Valley Authority
5.88%, 04/01/2036	882,000	1,203,120
5.50%, 06/15/2038	57,000	75,970
5.25%, 09/15/2039	949,000	1,208,139
4.63%, 09/15/2060	303,000	344,234
Tennessee Valley Authority Generic Strip
0.00%, 05/01/2019 IO	1,238,000	1,135,663
0.00%, 07/15/2028 IO	2,000,000	1,275,736
Tennessee Valley Authority Principal Strip
0.00%, 12/15/2017 PO	427,000	409,677
0.00%, 11/01/2025 PO	1,847,000	1,326,770
0.00%, 06/15/2035 PO	258,000	129,933
Three Rivers Local School District
5.21%, 09/15/2027	285,000	303,046
Tunisia Government AID Bonds
1.69%, 07/16/2019	1,032,000	1,027,625
Turkey Government International Bond
7.00%, 06/05/2020	1,910,000	2,220,849
5.75%, 03/22/2024	494,000	552,045
6.63%, 02/17/2045	214,000	262,631
Ukraine Government AID Bonds
1.84%, 05/16/2019	1,025,000	1,031,919
United States Treasury Inflation Indexed Bonds
0.50%, 04/15/2015 (c)	2,826,674	2,789,794
0.13%, 04/15/2016 (c)	444,252	442,898
0.13%, 04/15/2019 (c)	59,991,834	59,330,964
1.13%, 01/15/2021 (c)	531,846	552,496
0.13%, 01/15/2022 (c)	2,098,060	2,040,691
1.75%, 01/15/2028 (c)	680,010	770,908
3.63%, 04/15/2028 (c)	1,531,114	2,104,444
2.50%, 01/15/2029 (c)	456,728	566,736
United States Treasury Note/Bond
11.25%, 02/15/2015	1,032,000	1,045,465
3.13%, 10/31/2016	3,400,000	3,554,061
7.50%, 11/15/2016	5,820,000	6,560,234
2.75%, 11/30/2016	258,000	268,219
0.63%, 12/31/2016	50,260,000	50,193,255
3.25%, 12/31/2016	20,315,000	21,338,693

3.13%, 01/31/2017	206,000	216,268
4.63%, 02/15/2017	980,000	1,060,238
3.25%, 03/31/2017	6,295,000	6,639,752
3.13%, 04/30/2017	12,814,000	13,497,742
4.50%, 05/15/2017	4,932,000	5,355,457
2.75%, 05/31/2017	5,000,000	5,227,735
4.75%, 08/15/2017	7,303,000	8,019,607
8.88%, 08/15/2017	8,230,000	9,916,508
4.25%, 11/15/2017	3,353,000	3,656,604
2.25%, 11/30/2017	206,000	213,033
2.75%, 12/31/2017	1,459,000	1,529,328
0.88%, 01/31/2018	245,000	243,028
2.63%, 01/31/2018	2,683,000	2,801,849
3.50%, 02/15/2018	100,768,000	107,987,120
2.88%, 03/31/2018	3,159,000	3,323,366
2.38%, 05/31/2018	16,950,000	17,569,726
1.38%, 06/30/2018	20,170,000	20,209,392
1.50%, 08/31/2018	21,561,000	21,665,441
1.25%, 10/31/2018	1,930,000	1,917,486
1.25%, 11/30/2018	92,265,000	91,616,285
1.38%, 11/30/2018	17,239,000	17,205,332
1.38%, 12/31/2018	722,000	719,180
1.50%, 12/31/2018	16,415,000	16,436,799
2.75%, 02/15/2019	4,000,000	4,208,124
1.38%, 02/28/2019	2,500,000	2,486,523
1.63%, 04/30/2019	1,160,000	1,163,988
3.13%, 05/15/2019	20,774,000	22,145,416
1.50%, 05/31/2019	10,590,000	10,563,525
1.00%, 06/30/2019	2,500,000	2,439,648
1.50%, 10/31/2019	6,160,000	6,122,461
1.00%, 11/30/2019	2,392,000	2,320,053
1.50%, 11/30/2019	5,205,000	5,172,063
1.63%, 12/31/2019	35,655,000	35,602,088
8.50%, 02/15/2020	4,750,000	6,349,415
3.50%, 05/15/2020	1,300,000	1,418,219
8.75%, 05/15/2020	2,000,000	2,725,624
2.63%, 08/15/2020	89,084,000	93,030,154
8.75%, 08/15/2020	6,304,000	8,664,552
2.13%, 08/31/2020	7,032,000	7,156,705
2.63%, 11/15/2020	4,596,000	4,797,433
2.00%, 11/30/2020	1,500,000	1,513,125
2.13%, 01/31/2021	2,000,000	2,030,000
3.63%, 02/15/2021	1,961,000	2,160,163
7.88%, 02/15/2021	900,000	1,215,914
2.00%, 02/28/2021	2,500,000	2,517,188
3.13%, 05/15/2021	4,602,000	4,938,521
8.13%, 05/15/2021	1,718,000	2,363,592
2.13%, 08/15/2021	5,805,000	5,873,482
8.00%, 11/15/2021	2,826,000	3,931,673
2.00%, 02/15/2022	1,250,000	1,253,125
1.75%, 05/15/2022	2,000,000	1,966,094
7.25%, 08/15/2022	1,444,000	1,985,725
7.13%, 02/15/2023	683,000	944,088
6.25%, 08/15/2023	13,900,000	18,507,628
2.25%, 11/15/2024	10,000,000	10,068,750

6.75%, 08/15/2026	205,000	299,140
6.63%, 02/15/2027	753,000	1,098,204
6.38%, 08/15/2027	290,000	418,937
6.13%, 11/15/2027	470,000	668,575
5.50%, 08/15/2028	1,481,000	2,022,027
5.25%, 11/15/2028	49,415,500	66,251,509
5.25%, 02/15/2029	1,113,000	1,496,289
6.13%, 08/15/2029	603,000	881,652
6.25%, 05/15/2030	789,000	1,178,815
5.38%, 02/15/2031	5,312,000	7,404,014
4.50%, 02/15/2036	6,889,000	9,188,741
4.75%, 02/15/2037	3,955,000	5,455,737
5.00%, 05/15/2037	6,294,000	8,977,799
4.38%, 02/15/2038	16,062,600	21,018,169
4.50%, 05/15/2038	789,000	1,051,281
3.50%, 02/15/2039	84,019,100	96,497,281
4.25%, 05/15/2039	200,000	257,078
4.50%, 08/15/2039	206,000	274,527
2.88%, 05/15/2043	2,170,000	2,219,502
3.38%, 05/15/2044	5,690,000	6,405,694
3.13%, 08/15/2044	5,700,000	6,136,403
3.00%, 11/15/2044	8,235,000	8,654,474
United States Treasury Strip Coupon
0.00%, 08/15/2015	3,000	2,996
0.00%, 02/15/2016	5,805,000	5,778,796
0.00%, 08/15/2016	3,966,000	3,929,449
0.00%, 11/15/2016	5,261,000	5,197,289
0.00%, 02/15/2017	10,719,000	10,540,132
0.00%, 08/15/2017	4,176,000	4,069,090
0.00%, 11/15/2017	9,529,000	9,229,456
0.00%, 02/15/2018	3,658,000	3,521,586
0.00%, 05/15/2018	3,044,000	2,913,887
0.00%, 08/15/2018	23,739,000	22,608,976
0.00%, 11/15/2018	500,000	472,312
0.00%, 05/15/2019	18,038,000	16,792,476
0.00%, 08/15/2019	22,357,000	20,709,401
0.00%, 11/15/2019	4,000,000	3,684,608
0.00%, 02/15/2020	6,078,000	5,555,638
0.00%, 05/15/2020	35,615,000	32,293,225
0.00%, 08/15/2020	25,243,000	22,715,797
0.00%, 02/15/2021	14,550,000	12,904,744
0.00%, 05/15/2021	13,843,000	12,170,115
0.00%, 08/15/2021	6,139,000	5,368,783
0.00%, 11/15/2021	16,779,000	14,561,252
0.00%, 02/15/2022	33,917,000	29,209,117
0.00%, 05/15/2022	8,519,000	7,285,151
0.00%, 08/15/2022	12,500,000	10,630,875
0.00%, 11/15/2022	17,400,000	14,686,087
0.00%, 02/15/2023	65,197,000	54,503,910
0.00%, 05/15/2023	33,170,000	27,542,013
0.00%, 08/15/2023	5,000,000	4,124,930
0.00%, 11/15/2023	2,000,000	1,637,780
0.00%, 02/15/2024	124,000	100,721
0.00%, 05/15/2024	722,000	581,618
0.00%, 08/15/2024	1,334,000	1,066,357

0.00%, 11/15/2024	5,105,000	4,047,811
0.00%, 02/15/2025	1,299,000	1,021,805
0.00%, 05/15/2025	3,279,000	2,561,548
0.00%, 02/15/2026	1,000,000	761,826
0.00%, 05/15/2026	2,301,000	1,738,553
0.00%, 08/15/2026	1,681,000	1,259,772
0.00%, 11/15/2026	10,222,000	7,598,851
0.00%, 02/15/2027	19,416,000	14,306,835
0.00%, 05/15/2027	1,866,000	1,365,250
0.00%, 08/15/2027	4,314,000	3,132,370
0.00%, 11/15/2027	8,107,000	5,845,471
0.00%, 02/15/2028	7,769,000	5,552,287
0.00%, 05/15/2028	2,666,000	1,889,520
0.00%, 08/15/2028	6,918,000	4,870,064
0.00%, 11/15/2028	7,540,000	5,270,528
0.00%, 02/15/2029	7,537,000	5,225,123
0.00%, 05/15/2029	330,000	227,069
0.00%, 08/15/2029	4,738,000	3,235,334
0.00%, 11/15/2029	5,164,000	3,495,790
0.00%, 02/15/2030	15,187,000	10,201,670
0.00%, 05/15/2030	8,464,000	5,640,486
0.00%, 08/15/2030	11,062,000	7,317,248
0.00%, 11/15/2030	7,064,000	4,640,674
0.00%, 02/15/2031	9,298,000	6,065,718
0.00%, 05/15/2031	7,925,000	5,128,711
0.00%, 08/15/2031	8,762,000	5,623,723
0.00%, 11/15/2031	7,099,000	4,522,560
0.00%, 02/15/2032	11,309,000	7,142,945
0.00%, 05/15/2032	18,353,000	11,513,222
0.00%, 08/15/2032	2,475,000	1,540,537
0.00%, 11/15/2032	7,212,000	4,454,081
0.00%, 02/15/2033	2,000,000	1,224,404
0.00%, 05/15/2033	5,145,000	3,131,262
0.00%, 08/15/2033	2,412,000	1,457,306
0.00%, 11/15/2033	5,966,000	3,578,842
0.00%, 02/15/2034	3,959,000	2,358,507
0.00%, 05/15/2034	1,450,000	857,787
0.00%, 08/15/2034	2,895,000	1,699,469
0.00%, 11/15/2034	2,487,000	1,449,458
0.00%, 02/15/2035	1,824,000	1,055,478
0.00%, 05/15/2035	1,920,000	1,103,124
0.00%, 08/15/2035	175,000	99,969
0.00%, 05/15/2036	121,000	67,775
United States Treasury Strip Principal
0.00%, 05/15/2044	22,335,000	9,661,429
West Contra Costa Unified School District
6.25%, 08/01/2030	215,000	260,221
Westlake City School District
5.23%, 12/01/2026	430,000	448,602

Total Government Related (Cost $1,759,398,354)		$1,820,568,769

Mortgage Backed Obligations - 38.90%
A10 Securitization 2013-1 LLC
2.40%, 11/15/2025 (Acquired 10/28/2013, Cost $622,620) (b)	$624,368	$626,020
A10 Securitization LLC
3.49%, 04/15/2024 (Acquired 10/28/2013, Cost $297,506) (b)	295,850	296,027

A10 Term Asset Financing 2013-2 LLC
4.38%, 11/15/2027 (Acquired 10/30/2013, Cost $424,868) (b)	425,000	432,352
A10 Term Asset Financing 2014-1 LLC
1.72%, 04/15/2033 (Acquired 06/04/2014, Cost $1,546,896) (b)	1,547,000	1,544,797
3.02%, 04/15/2033 (Acquired 06/04/2014, Cost $1,806,749) (b)	1,807,000	1,810,068
AAM ACE 2007-HE3 Resecuritization Trust 2011-1
0.36%, 02/02/2037	13,188	13,145
ACRE Commercial Mortgage Trust 2014-FL2
2.21%, 08/15/2031 (Acquired 08/01/2014, Cost $571,625) (b)	572,000	569,378
2.66%, 08/15/2031 (Acquired 08/01/2014, Cost $721,062) (b)	722,000	719,509
3.56%, 08/15/2031 (Acquired 12/11/2014, Cost $399,750) (b)	400,000	398,585
Ajax Mortgage Loan Trust 2013-C
4.50%, 03/25/2035 (a)	1,369,758	1,378,661
Ajaxm 2014-a A
4.00%, 10/25/2057	1,467,202	1,467,202
Alternative Loan Trust 2002-11
6.25%, 10/25/2032	6,736	6,880
Alternative Loan Trust 2002-12
0.00%, 11/25/2032 PO	19,599	16,241
Alternative Loan Trust 2003-20CB
5.50%, 10/25/2033	692,247	706,046
Alternative Loan Trust 2003-6T2
5.50%, 06/25/2033	32,449	32,454
Alternative Loan Trust 2004-2CB
5.75%, 03/25/2034	3,727,686	3,730,869
5.75%, 03/25/2034	1,371,401	1,401,986
Alternative Loan Trust 2005-1CB
6.93%, 03/25/2035 IO	405,956	84,705
Alternative Loan Trust 2005-20CB
4.58%, 07/25/2035 IO	1,279,618	153,463
Alternative Loan Trust 2005-22T1
4.90%, 06/25/2035 IO	1,139,043	155,249
Alternative Loan Trust 2005-28CB
5.50%, 08/25/2035	558,804	543,233
6.00%, 08/25/2035	16,137	13,106
Alternative Loan Trust 2005-37T1
4.88%, 09/25/2035 IO	4,071,096	564,486
Alternative Loan Trust 2005-50CB
5.00%, 11/25/2020	86,189	86,117
Alternative Loan Trust 2005-54CB
4.68%, 11/25/2035 IO	2,499,504	294,769
5.50%, 11/25/2035	633,324	575,657
5.50%, 11/25/2035	7,938	7,953
Alternative Loan Trust 2005-64CB
5.50%, 12/25/2035	233,147	218,560
Alternative Loan Trust 2005-J1
4.93%, 02/25/2035 IO	692,639	62,219
Alternative Loan Trust 2006-28CB
6.00%, 10/25/2036	131,284	108,870
Alternative Loan Trust 2006-43CB
6.00%, 02/25/2022 (f)	42,743	45,813
Alternative Loan Trust 2006-7CB
5.25%, 05/25/2021	214,299	207,828

Alternative Loan Trust 2006-J5
5.15%, 07/25/2021	69,615	69,169
American General Mortgage Loan Trust 2006-1
5.75%, 12/25/2035 (Acquired 10/28/2013, Cost $124,725) (b)	120,820	124,784
American General Mortgage Loan Trust 2010-1
5.65%, 03/25/2058 (Acquired 10/28/2013, Cost $311,773) (b)	304,817	306,811
5.65%, 03/25/2058 (Acquired 10/28/2013, Cost $1,011,010) (b)	980,000	1,005,757
5.65%, 03/25/2058 (Acquired 10/28/2013, Cost $479,227) (b)	464,000	488,425
ASG Resecuritization Trust 2009-1
2.05%, 06/26/2037	563,276	556,137
ASG Resecuritization Trust 2009-2
4.69%, 05/24/2036 (Acquired 10/28/2013, Cost $565,584) (b)	547,000	550,985
4.69%, 05/24/2036 (Acquired 10/28/2013, Cost $20,351) (b)	20,059	20,042
ASG Resecuritization Trust 2009-3
2.29%, 03/26/2037 (Acquired 10/28/2013, Cost $1,774,522) (b)	1,771,601	1,763,524
ASG Resecuritization Trust 2009-4
6.00%, 06/28/2037 (Acquired 10/28/2013, Cost $428,077) (b)	421,320	426,597
ASG Resecuritization Trust 2009-5
3.49%, 02/28/2037 (Acquired 10/28/2013, Cost $151,984) (b)	150,736	150,680
ASG Resecuritization Trust 2010-1
0.57%, 02/27/2036 (Acquired 10/28/2013, Cost $157,546) (b)	161,586	157,546
ASG Resecuritization Trust 2010-2
1.82%, 01/28/2037	668,064	657,725
ASG Resecuritization Trust 2011-1
4.00%, 09/28/2020 (Acquired 10/28/2013, Cost $138,463) (b)	137,283	137,992
2.51%, 11/28/2035 (Acquired 10/28/2013, Cost $669,321) (b)	681,691	667,784
6.00%, 09/28/2036 (Acquired 10/28/2013, Cost $691,220) (b)	668,713	672,173
ASG Resecuritization Trust 2011-2
23.66%, 02/28/2036 (Acquired 10/28/2013, Cost $55,642) (b)	46,349	55,619
BAMLL Commercial Mortgage Securities Trust 2012-PARK
2.96%, 12/10/2030 (Acquired 10/28/2013, Cost $778,135) (b)	809,000	809,936
BAMLL Commercial Mortgage Securities Trust 2014-520M
4.21%, 08/15/2046 (Acquired 08/01/2014, Cost $1,143,524) (b)	1,200,000	1,205,086
Banc of America Alternative Loan Trust 2003-1
0.00%, 02/25/2033 PO	22,105	18,417
Banc of America Alternative Loan Trust 2003-11
4.75%, 01/25/2019	19,244	19,427
0.00%, 01/25/2034 PO	56,557	50,593
6.00%, 01/25/2034	486,365	506,461
6.00%, 01/25/2034	483,513	509,143
Banc of America Alternative Loan Trust 2003-4
5.00%, 06/25/2018	401,620	411,594
Banc of America Alternative Loan Trust 2003-5
5.00%, 07/25/2018	130,024	132,742
Banc of America Alternative Loan Trust 2003-7
5.00%, 09/25/2018	209,202	211,579
5.50%, 09/25/2033	507,607	528,323
Banc of America Alternative Loan Trust 2003-9
5.50%, 11/25/2033	75,287	75,887
Banc of America Alternative Loan Trust 2004-1
5.50%, 02/25/2019	80,425	82,398
6.00%, 02/25/2034	141,819	150,858
Banc of America Alternative Loan Trust 2004-11
5.50%, 12/25/2019	15,743	16,199
Banc of America Alternative Loan Trust 2004-6
0.00%, 07/25/2019 PO	20,461	19,764

Banc of America Alternative Loan Trust 2004-7
5.00%, 08/25/2019	297,017	305,822
Banc of America Alternative Loan Trust 2004-8
5.50%, 09/25/2019	149,186	155,380
Banc of America Alternative Loan Trust 2005-10
5.25%, 11/25/2020	60,897	62,179
Banc of America Alternative Loan Trust 2005-11
5.50%, 12/25/2035	29,200	26,524
Banc of America Alternative Loan Trust 2005-2
5.50%, 03/25/2020	22,623	23,338
5.50%, 03/25/2035	18,473	17,107
Banc of America Alternative Loan Trust 2005-4
5.50%, 05/25/2020	153,138	155,161
Banc of America Alternative Loan Trust 2005-5
5.50%, 06/25/2035	95,213	90,044
Banc of America Alternative Loan Trust 2005-9
5.50%, 10/25/2035	43,653	39,948
Banc of America Alternative Loan Trust 2006-5
6.00%, 06/25/2046	99,809	81,604
Banc of America Alternative Loan Trust 2007-1
5.88%, 04/25/2022	114,901	115,262
Banc of America Commercial Mortgage Trust 2006-1
5.37%, 09/10/2045	1,602,000	1,642,454
5.38%, 09/10/2045	15,385,176	15,885,071
Banc of America Commercial Mortgage Trust 2006-2
5.76%, 05/10/2045	10,000,000	10,611,450
Banc of America Commercial Mortgage Trust 2006-3
5.89%, 07/10/2044	1,700,499	1,789,760
Banc of America Commercial Mortgage Trust 2006-4
5.63%, 07/10/2046	1,100,370	1,151,289
Banc of America Commercial Mortgage Trust 2006-5
0.62%, 09/10/2047 IO (Acquired 10/28/2013, Cost $304,961) (b)	22,911,553	202,974
5.41%, 09/10/2047	1,715,000	1,794,063
Banc of America Commercial Mortgage Trust 2007-5
5.36%, 02/10/2051	9,087,704	9,815,029
5.49%, 02/10/2051	3,500,000	3,735,547
Banc of America Funding 2004-1 Trust
0.00%, 03/25/2034 PO	65,657	52,424
Banc of America Funding 2004-2 Trust
5.75%, 09/20/2034	4,931,306	5,316,190
Banc of America Funding 2004-C Trust
2.80%, 12/20/2034	107,549	105,575
Banc of America Funding 2005-6 Trust
5.50%, 10/25/2035	90,677	89,805
Banc of America Funding 2005-7 Trust
0.00%, 11/25/2035 PO	72,073	54,088
Banc of America Funding 2005-8 Trust
0.00%, 01/25/2036 PO	29,544	22,707
Banc of America Funding 2005-C Trust
0.41%, 05/20/2035	7,872,428	7,270,612
Banc of America Funding 2005-E Trust
2.69%, 03/20/2035	191,042	190,950
Banc of America Funding 2006-1 Trust
0.00%, 01/25/2036 PO	71,488	55,711

Banc of America Funding 2010-R11 Trust
5.20%, 08/26/2035 (Acquired 10/28/2013, Cost $592,557) (b)	584,060	593,905
Banc of America Funding 2010-R5 Trust
5.50%, 10/26/2037 (Acquired 10/28/2013, Cost $105,440) (b)	103,644	104,282
Banc of America Merrill Lynch Commercial Mortgage Inc
5.28%, 11/10/2042	516,000	515,860
4.67%, 07/10/2043	516,000	519,919
4.73%, 07/10/2043	1,097,000	1,110,831
0.07%, 10/10/2045 IO (Acquired 10/28/2013, Cost $104,255) (b)	50,174,278	36,176
5.12%, 10/10/2045	10,517,462	10,694,860
Banc of America Mortgage 2003-3 Trust
0.72%, 05/25/2018	108,580	105,341
5.50%, 05/25/2033	318,819	328,595
Banc of America Mortgage 2003-5 Trust
7.50%, 02/25/2031	47,490	48,986
Banc of America Mortgage 2003-6 Trust
0.62%, 08/25/2018	31,074	30,724
Banc of America Mortgage 2003-7 Trust
4.75%, 09/25/2018	5,169	5,239
Banc of America Mortgage 2003-8 Trust
0.00%, 11/25/2033 PO	28,212	22,714
Banc of America Mortgage 2003-C Trust
2.62%, 04/25/2033	31,950	32,396
Banc of America Mortgage 2003-E Trust
2.73%, 06/25/2033	221,352	222,530
Banc of America Mortgage 2004-J Trust
2.82%, 11/25/2034	137,008	136,177
Banc of America Mortgage Trust 2004-1
0.00%, 02/25/2034 PO	4,875	4,467
Banc of America Mortgage Trust 2004-3
5.50%, 04/25/2034	379,422	388,052
Banc of America Mortgage Trust 2004-4
0.00%, 05/25/2034 PO	8,217	7,158
Banc of America Mortgage Trust 2004-5
4.75%, 06/25/2019	35,686	36,083
5.50%, 06/25/2034	96,434	98,269
Banc of America Mortgage Trust 2004-6
5.50%, 05/25/2034	678,854	713,779
0.00%, 07/25/2034 PO	45,010	40,174
5.50%, 07/25/2034	22,983	22,924
Banc of America Mortgage Trust 2004-8
0.00%, 05/25/2032 PO	4,113	3,742
0.00%, 10/25/2034 PO	19,553	17,248
Banc of America Mortgage Trust 2004-9
0.00%, 09/25/2032 PO	1,731	1,593
6.50%, 09/25/2032	61,098	63,979
Banc of America Mortgage Trust 2005-1
5.00%, 02/25/2020	125,083	128,467
Banc of America Re-REMIC Trust 2009-UBER1
5.59%, 06/24/2050 (Acquired 10/28/2013, Cost $1,007,356) (b)	920,531	959,009
Battalion CLO V Ltd
1.72%, 04/17/2026	9,650,000	9,566,238
BB-UBS Trust
2.89%, 06/05/2030 (Acquired 10/28/2013, Cost $2,823,801) (b)	2,941,000	2,879,474
BB-UBS Trust 2012-SHOW
3.43%, 11/05/2036 (Acquired 10/28/2013 through 12/04/2013, Cost $2,464,145) (b)	2,602,000	2,647,499

BCAP LLC 2009-RR10 Trust
5.75%, 06/26/2037 (Acquired 10/28/2013, Cost $159,142) (b)	159,344	161,672
BCAP LLC 2009-RR13-I Trust
5.50%, 04/26/2037 (Acquired 10/28/2013, Cost $525,032) (b)	507,585	523,417
BCAP LLC 2009-RR14 Trust
2.38%, 08/26/2035 (Acquired 10/28/2013, Cost $668,262) (b)	712,954	712,713
2.55%, 03/26/2036 (Acquired 10/28/2013, Cost $9,712) (b)	9,719	9,706
BCAP LLC 2009-RR5 Trust
5.50%, 11/26/2034 (Acquired 10/28/2013, Cost $340,874) (b)	335,369	345,064
BCAP LLC 2010-RR12 Trust
4.50%, 01/26/2036 (Acquired 10/28/2013, Cost $141,980) (b)	140,065	141,078
2.49%, 10/26/2036 (Acquired 10/28/2013, Cost $402,961) (b)	399,309	396,462
BCAP LLC 2010-RR4-I Trust
4.00%, 07/26/2036 (Acquired 10/28/2013, Cost $46,046) (b)	45,904	46,293
BCAP LLC 2010-RR5-I Trust
5.44%, 04/26/2037 (Acquired 10/28/2013, Cost $581,941) (b)	582,850	593,964
BCAP LLC 2010-RR7 Trust
4.62%, 04/26/2035 (Acquired 10/28/2013, Cost $242,042) (b)	246,843	244,060
2.14%, 07/26/2045 (Acquired 10/28/2013, Cost $1,799,615) (b)	1,856,394	1,862,682
0.82%, 02/26/2047 (Acquired 10/28/2013, Cost $279,196) (b)	286,722	284,623
BCAP LLC 2010-RR8 Trust
5.05%, 05/26/2035 (Acquired 10/28/2013, Cost $147,300) (b)	144,510	145,035
5.05%, 05/26/2035 (Acquired 10/28/2013, Cost $992,170) (b)	1,032,000	973,160
BCAP LLC 2011-RR10 Trust
1.01%, 09/26/2037 (Acquired 10/28/2013, Cost $1,363,165) (b)	1,484,771	1,364,685
BCAP LLC 2011-RR11 Trust
4.00%, 08/26/2021 (Acquired 10/28/2013, Cost $332,551) (b)	327,956	331,886
3.00%, 08/26/2022 (Acquired 10/28/2013, Cost $222,235) (b)	221,377	221,973
BCAP LLC 2011-RR4-I Trust
5.00%, 08/26/2037 (Acquired 10/28/2013, Cost $1,267,128) (b)	1,260,369	1,285,954
BCAP LLC 2011-RR5-I Trust
0.31%, 05/28/2036 (Acquired 10/28/2013, Cost $910,947) (b)	966,340	950,158
2.69%, 07/26/2036 (Acquired 10/28/2013, Cost $118,695) (b)	119,043	118,704
BCAP LLC 2012-RR1 Trust
14.23%, 07/26/2037 (Acquired 10/28/2013, Cost $615,989) (b)	599,237	631,950
BCAP LLC 2012-RR10-I Trust
0.35%, 05/26/2036 (Acquired 10/28/2013, Cost $1,574,508) (b)	1,660,196	1,572,614
0.39%, 02/26/2037 (Acquired 10/28/2013, Cost $574,938) (b)	604,792	583,317
BCAP LLC 2012-RR2 Trust
0.34%, 08/26/2036 (Acquired 10/28/2013, Cost $800,152) (b)	827,760	810,426
BCAP LLC 2012-RR3 Trust
2.23%, 05/26/2037 (Acquired 10/28/2013, Cost $1,622,808) (b)	1,641,485	1,645,536
BCAP LLC 2012-RR4 Trust
0.40%, 06/26/2047 (Acquired 10/28/2013, Cost $857,702) (b)	904,667	860,332
BCAP LLC Trust
4.34%, 06/26/2036 (Acquired 10/28/2013, Cost $280,061) (b)	271,272	274,930
Bear Stearns ALT-A Trust 2005-2
0.67%, 03/25/2035	421,478	413,202
Bear Stearns ARM Trust 2003-2
2.50%, 01/25/2033 (Acquired 10/28/2013, Cost $255,989) (b)	267,875	270,035
Bear Stearns ARM Trust 2003-7
2.40%, 10/25/2033	25,638	25,669
Bear Stearns ARM Trust 2004-2
3.09%, 05/25/2034	142,464	141,752

Bear Stearns ARM Trust 2005-5
2.19%, 08/25/2035	817,297	826,039
Bear Stearns ARM Trust 2006-1
2.37%, 02/25/2036	723,956	721,806
Bear Stearns Asset Backed Securities I Trust 2004-AC2
5.00%, 05/25/2034	125,853	126,668
Bear Stearns Commercial Mortgage Securities Trust 2004-PWR4
5.47%, 06/11/2041	23,860	23,855
Bear Stearns Commercial Mortgage Securities Trust 2005-PWR9
4.87%, 09/11/2042	5,641,152	5,722,384
Bear Stearns Commercial Mortgage Securities Trust 2006-PWR11
5.43%, 03/11/2039	868,558	897,401
Bear Stearns Commercial Mortgage Securities Trust 2006-PWR14
0.64%, 12/11/2038 IO (Acquired 10/28/2013, Cost $312,003) (b)	22,962,492	259,315
Bear Stearns Commercial Mortgage Securities Trust 2006-TOP24
5.54%, 10/12/2041	262,743	277,131
Bear Stearns Commercial Mortgage Securities Trust 2007-TOP26
0.15%, 01/12/2045 IO (Acquired 10/28/2013, Cost $346,068) (b)	63,699,092	271,549
CAM Mortgage Trust 2013-1
3.50%, 11/25/2057 (Acquired 10/02/2014, Cost $2,282,934) (a)(b)	2,282,934	2,283,795
CAM Mortgage Trust 2014-2
2.60%, 05/15/2048 (Acquired 06/19/2014, Cost $800,453) (b)	800,506	800,430
CD 2005-CD1 Commercial Mortgage Trust
5.23%, 07/15/2044	7,848,760	7,975,580
5.23%, 07/15/2044	619,000	635,289
CD 2006-CD3 Mortgage Trust
0.50%, 10/15/2048 IO (Acquired 10/28/2013, Cost $209,657) (b)	13,007,948	147,133
CD 2007-CD4 Commercial Mortgage Trust
0.37%, 12/11/2049 IO	21,937,999	148,235
5.32%, 12/11/2049	7,250,000	7,676,025
CGBAM Commercial Mortgage Trust 2014-HD
0.96%, 02/15/2031 (Acquired 05/13/2014, Cost $900,000) (b)	900,000	895,445
Chase Mortgage Finance Trust Series 2006-A1
2.52%, 09/25/2036	354,325	313,410
Chase Mortgage Finance Trust Series 2007-A1
2.43%, 02/25/2037	43,804	43,805
2.46%, 02/25/2037	289,933	289,751
2.51%, 02/25/2037	152,431	150,920
2.53%, 02/25/2037	144,172	142,148
Chase Mortgage Finance Trust Series 2007-A2
2.51%, 07/25/2037	176,456	178,276
2.60%, 07/25/2037	116,688	115,938
CHL Mortgage Pass-Through Trust 2002-18
0.00%, 11/25/2032 PO	21,584	18,496
CHL Mortgage Pass-Through Trust 2003-39
5.00%, 10/25/2033	410,056	427,974
CHL Mortgage Pass-Through Trust 2003-J13
0.00%, 01/25/2034 PO	4,231	3,812
5.25%, 01/25/2034	364,047	381,477
CHL Mortgage Pass-Through Trust 2003-J7
9.55%, 08/25/2018	32,719	34,117
CHL Mortgage Pass-Through Trust 2004-3
5.50%, 04/25/2034	81,229	85,285
5.75%, 04/25/2034	55,343	57,615
CHL Mortgage Pass-Through Trust 2004-5
5.50%, 06/25/2034	371,124	384,851

CHL Mortgage Pass-Through Trust 2004-7
2.46%, 06/25/2034	24,421	23,877
CHL Mortgage Pass-Through Trust 2004-8
4.50%, 06/25/2019	173,083	178,418
CHL Mortgage Pass-Through Trust 2004-HYB1
2.51%, 05/20/2034	42,597	40,535
CHL Mortgage Pass-Through Trust 2004-HYB3
2.20%, 06/20/2034	174,653	165,652
CHL Mortgage Pass-Through Trust 2004-HYB6
2.42%, 11/20/2034	115,798	110,960
CHL Mortgage Pass-Through Trust 2004-J8
4.75%, 11/25/2019	19,040	19,540
CHL Mortgage Pass-Through Trust 2005-14
5.50%, 07/25/2035	58,652	59,697
CHL Mortgage Pass-Through Trust 2005-16
5.50%, 09/25/2035	32,412	30,282
CHL Mortgage Pass-Through Trust 2005-22
2.47%, 11/25/2035	450,964	381,373
Citicorp Mortgage Securities Trust Series 2006-1
5.00%, 02/25/2021	29,593	30,640
Citicorp Mortgage Securities Trust Series 2006-4
6.00%, 08/25/2036	160,077	162,409
Citigroup Commercial Mortgage Trust 2005-C3
4.83%, 05/15/2043	743,000	745,025
Citigroup Commercial Mortgage Trust 2014-GC21
3.58%, 05/10/2047	6,920,000	7,201,374
Citigroup Commercial Mortgage Trust 2014-GC23
3.36%, 07/10/2047	12,300,000	12,604,696
Citigroup Mortgage Loan Trust 2008-AR4
2.73%, 11/25/2038 (Acquired 10/28/2013, Cost $1,241,302) (b)	1,229,190	1,231,876
Citigroup Mortgage Loan Trust 2009-10
2.41%, 09/25/2033 (Acquired 10/28/2013, Cost $756,873) (b)	746,318	756,205
7.00%, 12/25/2035 (Acquired 10/28/2013, Cost $573,569) (b)	555,975	579,278
Citigroup Mortgage Loan Trust 2009-11
5.75%, 05/25/2037 (Acquired 10/28/2013, Cost $584,848) (b)	571,536	592,609
Citigroup Mortgage Loan Trust 2009-5
6.00%, 06/25/2036 (Acquired 10/28/2013, Cost $288,780) (b)	284,206	294,538
Citigroup Mortgage Loan Trust 2009-8
6.00%, 11/25/2036 (Acquired 10/28/2013, Cost $238,874) (b)	231,569	244,116
Citigroup Mortgage Loan Trust 2010-10
2.82%, 02/25/2036 (Acquired 10/28/2013, Cost $347,822) (b)	345,442	349,187
Citigroup Mortgage Loan Trust 2010-3
2.41%, 02/25/2036 (Acquired 10/28/2013, Cost $148,863) (b)	148,406	148,204
Citigroup Mortgage Loan Trust 2010-7
2.61%, 02/25/2035 (Acquired 10/28/2013, Cost $185,700) (b)	183,529	183,644
Citigroup Mortgage Loan Trust 2010-8
4.00%, 11/25/2036 (Acquired 10/28/2013, Cost $2,768,022) (b)	2,750,403	2,799,401
4.50%, 12/25/2036 (Acquired 10/28/2013, Cost $2,782,004) (b)	2,726,365	2,795,369
Citigroup Mortgage Loan Trust Inc
0.00%, 06/25/2016 PO	61	61
0.00%, 12/25/2018 PO	5,061	4,785
0.00%, 12/25/2018 PO	6,113	5,893
5.50%, 12/25/2018	32,458	32,810
0.00%, 09/25/2033 PO	16,404	14,608
7.00%, 09/25/2033	29,053	30,067

0.00%, 10/25/2033 PO	15,045	12,482
5.25%, 10/25/2033	113,177	115,386
0.55%, 12/25/2033	84,390	80,704
2.45%, 08/25/2034	69,250	66,349
2.57%, 04/25/2035	48,536	37,153
5.50%, 05/25/2035	248,672	258,891
2.80%, 08/25/2035	137,545	100,724
5.50%, 11/25/2035 (f)	37,030	36,744
6.00%, 11/25/2035 (f)	6,279,161	5,964,487
COBALT CMBS Commercial Mortgage Trust 2006-C1
0.78%, 08/15/2048 IO	15,942,938	218,354
5.22%, 08/15/2048	557,976	587,991
5.25%, 08/15/2048	578,000	588,681
COMM 2005-C6 Mortgage Trust
5.12%, 06/10/2044	7,287,494	7,365,194
COMM 2005-LP5 Mortgage Trust
4.98%, 05/10/2043	562,515	565,226
COMM 2012-9W57 Mortgage Trust
2.36%, 02/10/2029 (Acquired 10/28/2013, Cost $1,054,607) (b)	1,032,000	1,051,986
COMM 2012-CCRE1 Mortgage Trust
3.39%, 05/15/2045	2,685,538	2,793,244
COMM 2012-CCRE2 Mortgage Trust
1.91%, 08/15/2045 IO	3,387,531	337,209
3.15%, 08/15/2045	9,614,464	9,849,326
COMM 2013-300P Mortgage Trust
4.35%, 08/10/2030 (Acquired 10/28/2013, Cost $534,700) (b)	516,000	564,900
COMM 2013-CCRE12 Mortgage Trust
3.77%, 10/10/2046	7,700,000	8,148,225
COMM 2013-SFS Mortgage Trust
2.99%, 04/12/2035 (Acquired 10/28/2013, Cost $675,106) (b)	708,000	708,959
COMM 2014-CCRE15 Mortgage Trust
2.93%, 02/10/2047	6,100,000	6,278,803
COMM 2014-CCRE19 Mortgage Trust
3.80%, 08/10/2047	5,000,000	5,278,190
COMM 2014-CCRE20 Mortgage Trust
3.33%, 11/10/2047	12,000,000	12,180,612
COMM 2014-KYO Mortgage Trust
1.06%, 06/11/2027 (Acquired 06/20/2014, Cost $4,232,000) (b)	4,232,000	4,225,060
COMM 2014-PAT Mortgage Trust
0.96%, 08/13/2027 (Acquired 09/18/2014, Cost $1,649,000) (b)	1,649,000	1,644,798
COMM 2014-TWC Mortgage Trust
1.00%, 02/13/2032 (Acquired 01/30/2014, Cost $3,251,549) (b)	3,250,000	3,238,300
1.75%, 02/13/2032 (Acquired 08/12/2014, Cost $1,002,835) (b)	1,000,000	997,824
COMM 2014-UBS4 Mortgage Trust
2.96%, 08/10/2047	11,000,000	11,293,128
Commercial Mortgage Asset Trust
6.89%, 01/17/2032	16,217	16,191
Commercial Mortgage Pass Through Certificates
2.10%, 11/17/2026 (Acquired 10/28/2013, Cost $232,248) (b)	232,142	232,534
Commercial Mortgage Trust 2006-GG7
5.82%, 07/10/2038	310,000	326,721
COOF Securitization Trust 2014-1 Ltd
3.02%, 06/25/2040 IO (Acquired 05/16/2014, Cost $474,824) (b)	3,370,125	488,668
Credit Suisse Commercial Mortgage Trust Series 2006-C2
5.67%, 03/15/2039	709,700	735,934
5.67%, 03/15/2039	11,921,564	12,414,712

Credit Suisse Commercial Mortgage Trust Series 2007-C2
0.06%, 01/15/2049 IO (Acquired 10/28/2013, Cost $82,034) (b)	23,498,453	58,135
Credit Suisse First Boston Mortgage Securities Corp
4.50%, 10/25/2018	14,744	15,081
5.00%, 10/25/2018	51,695	52,150
0.00%, 08/25/2019 PO	2,516	2,426
5.25%, 08/25/2019	120,676	123,748
6.70%, 02/25/2033	155,501	157,270
2.78%, 06/25/2033	76,154	75,801
5.25%, 09/25/2033	179,137	185,128
0.00%, 10/25/2033 PO	134,639	120,379
5.25%, 11/25/2033	108,442	110,710
5.25%, 11/25/2033	302,489	309,596
5.50%, 09/25/2034	184,953	201,981
5.50%, 12/25/2034	300,736	325,364
0.00%, 10/25/2035 PO	41,112	26,507
5.50%, 10/25/2035 IO	496,260	88,540
0.00%, 11/25/2035 PO	26,523	16,635
4.83%, 04/15/2037	8,975,572	8,989,439
4.73%, 07/15/2037	175,000	176,852
5.10%, 08/15/2038	7,643,857	7,745,321
Credit Suisse Mortgage Capital Certificates
6.00%, 01/27/2038 (Acquired 10/28/2013, Cost $382,797) (b)	375,089	387,458
CSMC Series 2010-11R
1.17%, 06/28/2047	6,350,828	6,093,054
CSMC Series 2010-17R
2.30%, 06/26/2036 (Acquired 10/28/2013, Cost $396,608) (b)	386,885	393,484
CSMC Series 2010-1R
4.90%, 01/27/2036 (Acquired 10/28/2013, Cost $107,403) (b)	104,750	106,179
CSMC Series 2011-16R
3.50%, 12/27/2036 (Acquired 10/28/2013, Cost $1,086,523) (b)	1,072,898	1,082,702
CSMC Series 2011-6R
2.65%, 07/28/2036 (Acquired 10/28/2013, Cost $361,303) (b)	365,280	367,336
CSMC Series 2011-9R
2.16%, 03/27/2046 (Acquired 10/28/2013, Cost $1,178,881) (b)	1,177,297	1,180,593
CSMC Series 2012-2R
2.43%, 03/27/2047	424,556	419,309
CSMC Series 2012-3R
2.35%, 07/27/2037	957,528	953,894
CSMC Series 2014-ICE
0.96%, 04/15/2027 (Acquired 05/30/2014, Cost $2,690,000) (b)	2,690,000	2,685,284
CSMC Trust 2010-16
3.72%, 06/25/2050 (Acquired 10/28/2013, Cost $766,858) (b)	774,000	785,072
3.72%, 06/25/2050 (Acquired 10/28/2013, Cost $314,704) (b)	325,000	332,906
DBRR 2013-EZ2 Trust
0.85%, 02/25/2045 (Acquired 10/28/2013, Cost $375,181) (b)	376,528	375,994
DBUBS 2011-LC2 Mortgage Trust
1.40%, 07/10/2044 IO (Acquired 10/28/2013, Cost $243,101) (b)	4,134,795	196,870
Deutsche Alt-A Securities Inc Mortgage Loan Trust Series 2005-1
5.75%, 02/25/2020	121,852	125,690
Deutsche Alt-A Securities Inc Mortgage Loan Trust Series 2005-3
5.30%, 06/25/2020	144,507	145,706
Deutsche Alt-A Securities Mortgage Loan Trust Series 2006-AR5
6.00%, 10/25/2021	122,640	106,603

Deutsche Mortgage Sec Inc Mort Loan Tr Ser 2004-1
0.00%, 10/25/2018 PO	5,537	5,428
Deutsche Mortgage Securities Inc Mortgage Loan Trust 2004-4
6.00%, 04/25/2034	5,409	5,540
Fannie Mae
3.00%, 01/15/2026 (d)	33,500,000	34,820,372
3.50%, 01/15/2026 (d)	1,500,000	1,584,609
3.34%, 02/01/2027	1,500,000	1,502,578
2.50%, 02/15/2028 (d)	16,500,000	16,766,837
3.55%, 02/01/2030	1,500,000	1,501,406
4.50%, 02/15/2040 (d)	11,500,000	12,461,329
3.50%, 01/15/2041 (d)	19,500,000	20,327,229
4.00%, 01/15/2041 (d)	23,500,000	25,080,467
4.50%, 01/15/2041 (d)	12,000,000	13,025,626
5.00%, 01/15/2041 (d)	3,000,000	3,314,473
5.50%, 01/15/2041 (d)	13,000,000	14,541,719
3.50%, 02/15/2042 (d)	16,000,000	16,635,630
Fannie Mae Grantor Trust 1999-T2
7.50%, 01/19/2039	161,392	179,036
Fannie Mae Grantor Trust 2001-T10
7.50%, 12/25/2041	182,397	210,900
Fannie Mae Grantor Trust 2001-T3
7.50%, 11/25/2040	205,098	239,160
Fannie Mae Grantor Trust 2002-T16
7.00%, 07/25/2042	215,074	256,318
Fannie Mae Grantor Trust 2004-T1
6.50%, 01/25/2044	62,513	71,243
Fannie Mae Grantor Trust 2004-T2
3.37%, 07/25/2043	273,648	284,717
7.50%, 11/25/2043	446,559	529,845
Fannie Mae Grantor Trust 2004-T3
8.90%, 01/25/2044	61,734	72,797
6.50%, 02/25/2044	648,043	728,418
7.00%, 02/25/2044	251,302	287,275
Fannie Mae Interest Strip
10.00%, 09/25/2017 IO	157	16
4.50%, 07/25/2018 IO	72,828	4,065
4.50%, 08/25/2018 IO	100,497	5,655
5.50%, 08/25/2018 IO	57,375	3,593
10.50%, 03/25/2019 IO	162	28
4.50%, 11/25/2020 IO	15,147	972
7.50%, 04/25/2023 IO	2,552	576
9.00%, 03/25/2024	1,803	2,115
0.00%, 09/25/2024 PO	197,865	188,460
0.00%, 01/25/2033 PO	26,543	24,918
5.00%, 12/25/2033 IO	33,624	5,536
5.50%, 05/25/2036 IO	148,098	21,837
5.50%, 08/25/2036 IO	99,033	15,159
5.50%, 04/25/2037 IO	37,639	6,747
6.00%, 01/25/2038 IO	105,874	16,982
0.67%, 08/25/2042	1,330,213	1,343,319
0.72%, 08/25/2042	3,938,211	3,984,496
Fannie Mae Pool
8.00%, 11/01/2015	59	59
12.50%, 01/01/2016	23	23

6.00%, 06/01/2016	1,327	1,354
3.98%, 11/01/2016	1,032,000	1,035,660
1.94%, 01/01/2017	970,559	974,556
5.50%, 03/01/2017	7,121	7,358
6.50%, 03/01/2017	4,153	4,294
7.00%, 03/01/2017	4,114	4,282
7.00%, 03/01/2017	2,610	2,719
7.50%, 03/01/2017	338	339
5.24%, 05/01/2017	898,507	963,817
7.00%, 05/01/2017	3,716	3,889
3.82%, 06/01/2017	1,435,683	1,521,223
7.00%, 06/01/2017	2,387	2,505
7.00%, 06/01/2017	1,755	1,837
3.39%, 08/01/2017	274,000	287,673
6.00%, 08/01/2017	1,960	2,037
6.50%, 08/01/2017	4,628	4,829
5.50%, 09/01/2017	9,805	10,163
7.00%, 09/01/2017	3,465	3,633
2.49%, 10/01/2017	465,694	478,055
2.62%, 10/01/2017	599,000	616,974
2.69%, 10/01/2017	397,297	410,034
5.89%, 10/01/2017	2,308,246	2,543,413
6.50%, 10/01/2017	3,502	3,621
6.00%, 11/01/2017	4,782	4,976
6.00%, 11/01/2017	50,278	52,352
6.50%, 11/01/2017	4,421	4,629
7.00%, 11/01/2017	5,965	6,110
3.38%, 01/01/2018	1,032,000	1,086,629
3.52%, 01/01/2018	642,323	678,530
3.54%, 01/01/2018	970,189	1,023,979
3.63%, 01/01/2018	310,000	328,204
5.50%, 02/01/2018	31,240	32,999
5.50%, 02/01/2018	50,310	53,148
3.80%, 03/01/2018	584,607	622,305
6.00%, 03/01/2018	17,031	17,648
6.50%, 03/01/2018	1,834	1,838
5.00%, 04/01/2018	19,925	20,997
4.50%, 05/01/2018	10,579	11,116
5.00%, 05/01/2018	61,840	65,127
5.00%, 05/01/2018	29,526	31,117
6.00%, 05/01/2018	7,837	8,284
9.00%, 05/01/2018	1,087	1,156
3.64%, 06/01/2018	706,025	749,765
3.74%, 06/01/2018	1,960,026	2,085,590
4.50%, 06/01/2018	13,966	14,674
4.50%, 06/01/2018	2,170	2,279
5.00%, 06/01/2018	12,603	13,287
5.00%, 06/01/2018	62,321	65,707
5.00%, 06/01/2018	50,227	52,959
4.50%, 07/01/2018	20,148	21,168
5.00%, 07/01/2018	71,422	75,347
4.50%, 08/01/2018	14,297	15,021
4.50%, 08/01/2018	27,193	28,572
5.00%, 08/01/2018	38,714	40,817
5.00%, 09/01/2018	52,392	55,277

4.50%, 10/01/2018	33,592	35,303
5.00%, 10/01/2018	31,692	33,446
5.00%, 10/01/2018	32,373	34,172
2.97%, 11/01/2018	1,437,750	1,499,154
4.50%, 11/01/2018	53,845	56,775
5.00%, 11/01/2018	63,283	67,777
5.00%, 11/01/2018	7,434	7,856
5.00%, 11/01/2018	32,781	34,811
6.07%, 11/01/2018	594,831	630,832
3.04%, 12/01/2018	1,238,000	1,291,340
4.50%, 12/01/2018	138,974	146,062
5.00%, 12/01/2018	165,145	174,227
5.00%, 12/01/2018	441	471
9.50%, 12/01/2018	1,696	1,841
1.90%, 01/01/2019	587	616
6.00%, 01/01/2019	22,523	23,465
0.71%, 02/01/2019	4,826,748	4,832,081
1.88%, 03/01/2019	1,882	1,945
4.50%, 03/01/2019	38,349	40,576
6.00%, 03/01/2019	53,319	55,591
2.14%, 04/01/2019	2,037,053	2,060,763
3.50%, 04/01/2019	36,950	39,067
5.00%, 04/01/2019	2,139	2,262
5.00%, 04/01/2019	132,921	142,380
10.53%, 04/15/2019	6,199	6,940
2.19%, 05/01/2019	984,945	997,914
4.50%, 05/01/2019	11,014	11,668
2.10%, 06/01/2019	715,394	721,982
2.45%, 06/01/2019	1,637,054	1,673,114
2.48%, 06/01/2019	2,955,885	3,018,472
4.50%, 06/01/2019	80,128	84,788
1.94%, 07/01/2019	1,332,328	1,335,408
2.20%, 07/01/2019	743,862	753,325
2.37%, 07/01/2019	1,548,000	1,580,742
5.50%, 07/01/2019	96,291	103,317
6.00%, 07/01/2019	14,377	14,924
2.03%, 08/01/2019	4,923,000	4,947,554
2.63%, 08/01/2019	172	173
5.50%, 08/01/2019	96,657	103,817
5.00%, 09/01/2019	3,339	3,576
5.50%, 09/01/2019	72,107	77,453
9.00%, 09/01/2019	593	600
5.00%, 10/01/2019	26,146	28,080
6.00%, 10/01/2019	41,867	43,884
4.13%, 11/01/2019	877,000	957,663
4.24%, 11/01/2019	354,330	387,768
4.50%, 11/01/2019	17,900	18,856
4.50%, 11/01/2019	75,689	79,682
4.50%, 11/01/2019	35,820	37,709
1.47%, 12/01/2019	834,888	817,873
1.69%, 12/01/2019	1,032,000	1,013,256
1.80%, 12/01/2019	784,595	779,827
4.18%, 12/01/2019	477,574	521,710
4.26%, 12/01/2019	958,467	1,050,528
4.50%, 12/01/2019	57,720	61,145

4.51%, 12/01/2019	2,053,451	2,274,827
5.00%, 12/01/2019	37,659	39,761
1.50%, 01/01/2020	828,724	812,017
1.58%, 01/01/2020	1,484,756	1,460,401
4.28%, 01/01/2020	1,904,204	2,066,582
4.54%, 01/01/2020	337,154	371,900
5.50%, 01/01/2020	236,719	254,450
4.37%, 02/01/2020	1,163,013	1,281,407
4.40%, 02/01/2020	6,347,000	7,007,351
4.40%, 02/01/2020	289,000	319,508
4.36%, 03/01/2020	281,933	310,546
5.50%, 03/01/2020	44,580	47,120
6.00%, 03/01/2020	19,465	20,755
4.00%, 04/01/2020	21,050	21,869
4.35%, 04/01/2020	1,497,183	1,652,183
4.38%, 04/01/2020	2,025,847	2,243,019
2.01%, 06/01/2020	9,288,000	9,296,620
5.50%, 06/01/2020	323,022	341,481
5.50%, 06/01/2020	69,995	75,328
3.74%, 07/01/2020	578,075	622,927
3.93%, 07/01/2020	1,496,003	1,625,657
3.95%, 07/01/2020	717,990	780,877
3.95%, 07/01/2020	826,000	901,702
4.07%, 07/01/2020	3,186,572	3,479,707
4.13%, 07/01/2020	702,872	769,826
5.50%, 07/01/2020	77,987	82,433
3.74%, 08/01/2020	1,294,119	1,394,955
3.89%, 08/01/2020	1,240,338	1,346,309
3.96%, 08/01/2020	998,710	1,087,640
4.30%, 08/01/2020	483,472	532,107
6.50%, 08/01/2020	9,522	10,196
3.43%, 09/01/2020	964,064	1,024,740
3.50%, 09/01/2020	818,953	878,805
3.51%, 09/01/2020	2,879,083	3,077,623
3.60%, 09/01/2020	193,656	207,516
3.68%, 09/01/2020	363,402	390,826
3.85%, 09/01/2020	1,741,823	1,888,234
0.66%, 10/01/2020	1,994,726	1,996,777
3.29%, 10/01/2020	810,614	857,109
3.36%, 10/01/2020	826,000	875,636
3.50%, 10/01/2020	1,163,981	1,241,630
3.54%, 10/01/2020	482,341	513,345
3.54%, 10/01/2020	991,000	1,060,553
3.59%, 10/01/2020	1,535,098	1,644,424
3.92%, 10/01/2020	705,561	767,384
3.23%, 11/01/2020	597,771	630,295
3.27%, 11/01/2020	793,560	839,944
3.35%, 11/01/2020	654,946	694,113
0.78%, 12/01/2020	1,640,000	1,640,034
2.00%, 12/01/2020	1,548,000	1,530,000
3.48%, 12/01/2020	877,000	935,046
3.52%, 12/01/2020	958,689	1,022,934
3.70%, 12/01/2020	385,654	413,975
3.83%, 12/01/2020	918,982	995,024
3.56%, 01/01/2021	2,248,631	2,410,805

3.77%, 01/01/2021	1,211,772	1,309,774
3.87%, 01/01/2021	1,176,000	1,276,291
3.93%, 01/01/2021	407,916	443,358
4.05%, 01/01/2021	482,000	526,904
4.30%, 01/01/2021	829,160	919,305
4.38%, 01/01/2021	2,446,054	2,716,499
4.45%, 01/01/2021	430,749	479,984
4.64%, 01/01/2021	1,282,352	1,440,548
4.33%, 02/01/2021	503,677	559,119
4.16%, 03/01/2021	1,754,765	1,937,921
6.00%, 03/01/2021	71,383	76,967
8.00%, 03/01/2021	97	98
4.25%, 04/01/2021	784,000	872,156
4.25%, 04/01/2021	1,032,000	1,147,013
4.30%, 04/01/2021	303,242	336,660
4.33%, 04/01/2021	737,272	819,833
6.00%, 04/01/2021	266,038	278,441
6.00%, 04/01/2021	27,393	29,342
4.36%, 05/01/2021	1,536,396	1,711,697
4.39%, 05/01/2021	773,029	861,004
3.97%, 06/01/2021	643,002	701,682
4.02%, 06/01/2021	691,000	755,620
4.10%, 06/01/2021	693,833	764,592
4.19%, 06/01/2021	556,322	614,934
4.24%, 06/01/2021	1,737,647	1,925,922
4.27%, 06/01/2021	871,720	957,451
4.34%, 06/01/2021	1,858,000	2,064,190
4.48%, 06/01/2021	929,000	1,044,621
3.86%, 07/01/2021	979,400	1,062,684
3.89%, 07/01/2021	913,000	992,603
3.94%, 07/01/2021	1,032,000	1,121,023
3.99%, 07/01/2021	546,315	598,877
4.06%, 07/01/2021	998,000	1,097,084
4.26%, 07/01/2021	2,252,000	2,499,651
4.32%, 07/01/2021	984,846	1,095,089
6.00%, 07/01/2021	14,403	15,454
4.05%, 08/01/2021	184,830	203,386
4.13%, 08/01/2021	797,033	880,435
4.50%, 08/01/2021	2,838,000	3,183,972
6.00%, 08/01/2021	225,049	238,767
3.77%, 09/01/2021	2,776,000	2,993,890
3.78%, 09/01/2021	745,441	806,449
3.85%, 09/01/2021	881,988	957,799
3.88%, 09/01/2021	1,763,904	1,917,781
3.89%, 09/01/2021	1,445,000	1,572,138
3.92%, 09/01/2021	669,904	730,283
3.31%, 10/01/2021	1,722,993	1,820,718
3.40%, 10/01/2021	358,031	380,192
3.59%, 10/01/2021	1,032,000	1,107,070
4.07%, 10/01/2021	1,827,705	2,015,146
0.54%, 11/01/2021	609,000	609,685
3.43%, 11/01/2021	1,014,581	1,078,078
5.00%, 11/01/2021	325,242	349,296
3.03%, 12/01/2021	978,905	1,017,776
3.31%, 12/01/2021	393,965	416,386

3.42%, 12/01/2021	5,193,736	5,524,521
3.83%, 12/01/2021	1,548,000	1,665,461
6.00%, 12/01/2021	82,461	88,453
2.97%, 01/01/2022	784,375	812,648
3.03%, 01/01/2022	915,001	951,405
3.09%, 01/01/2022	1,370,243	1,429,420
3.12%, 01/01/2022	1,238,000	1,293,679
3.20%, 01/01/2022	826,000	866,584
2.99%, 02/01/2022	293,973	304,874
3.06%, 02/01/2022	863,000	898,123
3.09%, 02/01/2022	1,127,328	1,175,952
3.14%, 02/01/2022	491,068	512,138
3.14%, 02/01/2022	2,064,000	2,157,355
0.76%, 03/01/2022	722,000	723,054
0.96%, 03/01/2022	975,341	975,367
2.75%, 03/01/2022	983,871	1,009,583
2.97%, 03/01/2022	619,000	640,476
2.97%, 03/01/2022	545,695	565,182
3.08%, 03/01/2022	431,687	450,015
3.14%, 03/01/2022	305,455	319,339
3.21%, 03/01/2022	310,000	325,431
0.93%, 04/01/2022	940,000	946,367
0.93%, 04/01/2022	918,000	924,218
2.70%, 04/01/2022	1,688,016	1,719,701
3.08%, 04/01/2022	1,005,624	1,047,886
3.73%, 04/01/2022	2,472,547	2,663,967
6.50%, 04/01/2022	55,835	60,520
2.74%, 05/01/2022	1,175,309	1,199,065
2.77%, 05/01/2022	1,651,000	1,686,199
2.86%, 05/01/2022	1,481,764	1,521,316
2.90%, 05/01/2022	988,111	1,018,799
2.94%, 05/01/2022	1,086,304	1,122,751
3.02%, 05/01/2022	684,212	710,515
3.10%, 05/01/2022	802,970	837,852
3.12%, 05/01/2022	989,051	1,033,262
3.32%, 05/01/2022	2,406,946	2,543,071
6.50%, 05/01/2022	11,070	12,607
2.60%, 06/01/2022	882,157	891,828
2.76%, 06/01/2022	1,605,000	1,630,177
2.67%, 07/01/2022	1,232,297	1,250,088
2.67%, 07/01/2022	624,000	633,607
2.69%, 07/01/2022	1,032,000	1,054,648
2.82%, 07/01/2022	1,131,991	1,159,053
2.98%, 07/01/2022	2,270,000	2,351,167
2.65%, 08/01/2022	1,032,000	1,041,532
0.60%, 09/01/2022	1,238,000	1,245,738
2.47%, 09/01/2022	395,594	396,085
4.03%, 09/01/2022	1,237,109	1,357,847
0.59%, 10/01/2022	1,477,307	1,478,807
2.39%, 10/01/2022	673,926	671,453
2.52%, 10/01/2022	1,010,163	1,014,293
2.57%, 10/01/2022	619,000	623,396
2.64%, 10/01/2022	684,000	691,592
2.37%, 11/01/2022	496,558	493,797
2.37%, 11/01/2022	1,032,000	1,026,373

2.38%, 11/01/2022	897,140	892,503
2.41%, 11/01/2022	621,966	619,650
2.44%, 11/01/2022	855,530	854,086
2.45%, 11/01/2022	1,401,000	1,400,167
2.47%, 11/01/2022	516,000	513,135
2.55%, 11/01/2022	1,299,200	1,306,036
2.55%, 11/01/2022	415,009	417,193
7.50%, 11/01/2022	3,121	3,407
2.24%, 12/01/2022	671,000	664,149
2.28%, 12/01/2022	1,065,309	1,052,524
2.32%, 12/01/2022	397,077	393,503
2.34%, 12/01/2022	2,448,557	2,427,830
2.38%, 12/01/2022	516,000	513,302
2.39%, 12/01/2022	1,097,062	1,091,638
2.40%, 12/01/2022	1,632,000	1,622,064
2.42%, 12/01/2022	1,216,613	1,212,426
2.66%, 12/01/2022	1,500,000	1,518,035
6.50%, 12/01/2022	53,107	60,479
0.50%, 01/01/2023	1,527,000	1,527,020
0.51%, 01/01/2023	4,518,887	4,512,497
0.52%, 01/01/2023	2,391,904	2,412,628
0.55%, 01/01/2023	803,035	809,659
2.15%, 01/01/2023	507,153	498,774
2.33%, 01/01/2023	1,776,000	1,760,033
2.34%, 01/01/2023	1,421,675	1,409,584
2.37%, 01/01/2023	1,145,633	1,138,104
2.40%, 01/01/2023	1,537,815	1,529,679
2.44%, 01/01/2023	1,024,775	1,021,855
2.45%, 01/01/2023	758,565	756,793
2.51%, 01/01/2023	949,000	942,907
2.60%, 01/01/2023	800,349	806,578
5.50%, 01/01/2023	4,223,966	4,719,985
0.54%, 02/01/2023	1,135,000	1,134,421
2.40%, 02/01/2023	1,465,000	1,452,272
2.45%, 02/01/2023	1,290,000	1,281,478
6.00%, 02/01/2023	551,673	610,887
2.49%, 03/01/2023	826,000	825,850
2.50%, 04/01/2023	1,445,000	1,442,930
2.64%, 04/01/2023	365,252	368,397
2.70%, 04/01/2023	653,884	664,305
2.52%, 05/01/2023	3,302,000	3,290,093
2.54%, 05/01/2023	310,000	310,706
5.00%, 05/01/2023	49,215	53,425
2.42%, 06/01/2023	934,975	928,943
2.66%, 06/01/2023	704,332	710,617
2.76%, 06/01/2023	1,962,388	2,007,148
2.77%, 06/01/2023	929,000	944,375
2.64%, 07/01/2023	413,000	415,904
3.67%, 07/01/2023	4,850,000	5,234,475
3.74%, 07/01/2023	568,000	614,267
5.50%, 07/01/2023	43,148	48,217
3.59%, 08/01/2023	1,135,000	1,217,769
4.18%, 09/01/2023	1,444,231	1,610,898
3.76%, 10/01/2023	997,937	1,081,370
5.00%, 11/01/2023	103,099	113,825

0.63%, 12/01/2023	3,000,000	3,021,421
3.38%, 12/01/2023	2,500,000	2,641,599
3.50%, 12/01/2023	2,234,000	2,379,691
3.45%, 01/01/2024	1,800,000	1,910,867
6.00%, 01/01/2024	148,723	163,155
6.00%, 01/01/2024	422,471	466,595
7.00%, 01/01/2024	872	993
6.50%, 02/01/2024	228,918	250,719
10.00%, 02/01/2024	1,041	1,063
6.00%, 04/01/2024	28,290	32,031
0.53%, 05/01/2024	1,977,626	1,978,358
3.32%, 05/01/2024	2,500,000	2,609,625
8.00%, 05/01/2024	1,074	1,238
6.00%, 07/01/2024	100,563	111,202
6.50%, 07/01/2024	102,953	117,245
8.50%, 07/01/2024	2,227	2,615
5.00%, 08/01/2024	156,685	171,248
0.64%, 09/01/2024	3,861,878	3,862,482
7.50%, 10/01/2024	1,068	1,235
0.52%, 12/01/2024	5,000,000	4,998,924
2.90%, 12/01/2024	2,000,000	2,024,824
2.92%, 12/01/2024	1,000,000	1,020,608
3.11%, 12/01/2024	2,500,000	2,589,181
2.99%, 01/01/2025	1,580,000	1,589,628
3.64%, 01/01/2025	579,739	620,763
6.50%, 04/01/2025	16,205	18,454
8.50%, 05/01/2025	88	89
8.50%, 06/01/2025	289	291
5.50%, 07/01/2025	172,355	192,597
5.00%, 10/01/2025	44,684	49,333
9.00%, 12/01/2025	389	393
6.00%, 03/01/2026	41,420	46,895
7.00%, 04/01/2026	7,083	7,568
9.00%, 04/01/2026	158	159
6.00%, 05/01/2026	89,703	101,561
6.00%, 07/01/2026	94,216	106,745
3.29%, 08/01/2026	3,000,000	3,124,062
3.29%, 08/01/2026	1,500,000	1,562,029
4.55%, 08/01/2026	1,115,683	1,244,635
4.76%, 08/01/2026	1,084,069	1,249,591
4.77%, 08/01/2026	689,624	795,162
6.50%, 08/01/2026	153,294	177,217
3.25%, 09/01/2026	1,500,000	1,549,906
3.24%, 10/01/2026	1,994,742	2,058,078
3.12%, 11/01/2026	1,000,000	1,020,171
3.29%, 11/01/2026	2,000,000	2,072,897
3.14%, 12/01/2026	2,000,000	2,045,862
3.24%, 12/01/2026	1,500,000	1,551,120
3.26%, 12/01/2026	1,000,000	1,033,590
4.66%, 12/01/2026	1,178,745	1,314,843
3.50%, 03/01/2027	5,287,238	5,595,221
8.00%, 03/01/2027	8,802	10,096
3.00%, 04/01/2027	1,389,518	1,448,050
3.00%, 05/01/2027	8,282,201	8,630,837
8.00%, 06/01/2027	10,805	12,481

6.00%, 07/01/2027	120,432	136,583
2.50%, 09/01/2027	986,234	1,006,718
2.62%, 09/01/2027	13,913	14,859
6.00%, 09/01/2027	352,099	399,283
7.00%, 09/01/2027	1,757	2,041
6.00%, 11/01/2027	53,452	60,623
2.50%, 12/01/2027	2,402,346	2,452,516
6.00%, 12/01/2027	171,560	194,302
6.00%, 01/01/2028	246,589	281,418
2.50%, 03/01/2028	7,847,679	8,006,816
2.50%, 04/01/2028	9,295,110	9,483,575
5.00%, 05/01/2028	61,133	67,493
8.00%, 06/01/2028	6,460	7,363
9.50%, 07/01/2028	1,840	2,045
3.00%, 08/01/2028	3,249,041	3,382,674
3.00%, 09/01/2028	4,533,834	4,724,327
8.00%, 09/01/2028	16,391	19,455
2.50%, 10/01/2028	1,005,910	1,025,370
6.00%, 10/01/2028	212,714	241,138
8.00%, 11/01/2028	58,668	72,133
3.00%, 12/01/2028	1,941,862	2,020,732
6.00%, 12/01/2028	5,198	5,890
6.00%, 01/01/2029	10,233	11,736
7.00%, 01/01/2029	10,157	11,347
3.72%, 03/01/2029	9,356	9,973
6.50%, 03/01/2029	30,835	36,212
4.50%, 08/01/2029	481,603	522,638
4.50%, 09/01/2029	539,905	585,907
6.00%, 09/01/2029	148,159	167,769
3.63%, 10/01/2029	1,502,477	1,597,731
6.50%, 11/01/2029	1,245,306	1,421,262
8.50%, 02/01/2030	1,761	1,804
9.00%, 12/01/2030	1,839	1,862
5.00%, 04/01/2031	251,813	281,668
6.50%, 08/01/2031	30,160	35,554
6.50%, 02/01/2032	119,029	135,553
7.00%, 06/01/2032	6,086	6,553
3.50%, 07/01/2032	233,390	246,301
3.50%, 08/01/2032	1,859,048	1,961,522
7.00%, 08/01/2032	2,865	3,076
5.50%, 11/01/2032	90,555	102,110
3.50%, 12/01/2032	677,925	714,130
5.00%, 12/01/2032	8,777	9,433
6.00%, 12/01/2032	40,989	47,243
6.00%, 12/01/2032	335,061	384,823
3.50%, 02/01/2033	1,138,248	1,199,557
5.50%, 02/01/2033	6,514	7,345
7.00%, 02/01/2033	2,570	2,851
5.50%, 03/01/2033	185,044	209,986
6.00%, 03/01/2033	9,328	10,727
6.00%, 03/01/2033	4,877	5,548
6.00%, 03/01/2033	4,594	5,230
6.00%, 03/01/2033	12,870	14,655
6.00%, 03/01/2033	12,713	14,556
5.50%, 04/01/2033	138,474	156,054

6.00%, 05/01/2033	42,555	49,165
3.50%, 06/01/2033	380,373	400,867
5.00%, 06/01/2033	35,532	39,668
7.00%, 06/01/2033	218,351	255,090
5.00%, 07/01/2033	37,085	41,190
5.00%, 07/01/2033	51,095	57,042
5.50%, 07/01/2033	37,324	42,075
2.22%, 08/01/2033	78,582	83,772
6.00%, 08/01/2033	18,534	21,404
1.79%, 09/01/2033	81,323	86,536
2.44%, 09/01/2033	35,331	37,802
5.50%, 09/01/2033	594,827	669,058
6.00%, 09/01/2033	31,296	36,142
6.00%, 09/01/2033	17,499	19,287
2.13%, 11/01/2033	80,721	85,128
4.50%, 11/01/2033	48,095	52,462
5.00%, 11/01/2033	117,402	130,079
5.00%, 11/01/2033	8,620,433	9,549,154
5.00%, 11/01/2033	13,419	14,865
5.50%, 11/01/2033	8,120	9,164
4.00%, 12/01/2033	121,732	130,268
5.50%, 12/01/2033	174,288	198,224
1.91%, 01/01/2034	3,740	3,760
2.30%, 01/01/2034	24,976	26,554
5.50%, 01/01/2034	17,011	19,341
5.50%, 03/01/2034	20,602	23,425
2.15%, 04/01/2034	19,174	19,625
5.00%, 04/01/2034	242,794	272,515
5.50%, 04/01/2034	2,488,503	2,802,799
5.00%, 05/01/2034	72,410	81,129
2.42%, 06/01/2034	106,417	113,343
2.17%, 07/01/2034	10,703	11,417
1.57%, 08/01/2034	55,315	57,212
2.14%, 08/01/2034	40,004	43,268
2.44%, 08/01/2034	24,673	26,278
2.10%, 09/01/2034	12,956	13,855
4.50%, 09/01/2034	63,538	69,250
5.50%, 09/01/2034	50,555	56,887
1.99%, 10/01/2034	46,081	48,608
2.51%, 10/01/2034	83,520	89,951
5.50%, 10/01/2034	59,468	63,181
2.11%, 11/01/2034	40,263	43,028
2.12%, 11/01/2034	27,992	29,750
3.57%, 11/01/2034	1,497,276	1,592,101
3.61%, 11/01/2034	1,498,028	1,588,213
6.00%, 11/01/2034	13,189	15,062
5.00%, 12/01/2034	69,042	76,478
1.90%, 01/01/2035	740,950	779,297
2.12%, 01/01/2035	30,554	32,799
5.00%, 01/01/2035	61,050	67,401
7.50%, 01/01/2035	96,710	113,177
1.92%, 02/01/2035	53,676	57,035
5.50%, 02/01/2035	176,932	198,789
2.18%, 03/01/2035	111,349	118,483
7.50%, 03/01/2035	97,740	120,445

2.35%, 04/01/2035	116,355	124,691
6.00%, 04/01/2035	241,846	276,198
1.83%, 05/01/2035	77,385	82,755
2.22%, 05/01/2035	14,379	15,260
5.00%, 06/01/2035	1,499,750	1,660,593
2.16%, 07/01/2035	111,370	118,626
5.00%, 07/01/2035	7,001,588	7,754,430
5.00%, 07/01/2035	56,741	62,865
5.00%, 07/01/2035	8,054,594	8,918,587
1.89%, 08/01/2035	18,154	19,257
2.14%, 09/01/2035	55,973	60,032
5.00%, 09/01/2035	130,163	146,175
2.59%, 10/01/2035	106,949	114,975
5.00%, 10/01/2035	797,601	883,378
5.00%, 11/01/2035	308,015	340,562
5.50%, 12/01/2035	203,807	221,436
2.14%, 01/01/2036	262,520	278,872
2.35%, 01/01/2036	125,112	133,640
2.88%, 01/01/2036	7,360	7,511
5.00%, 01/01/2036	149,816	165,679
6.50%, 01/01/2036	711,590	826,561
2.84%, 02/01/2036	56,302	59,974
5.00%, 02/01/2036	115,936	128,299
6.00%, 02/01/2036	15,109	17,002
7.00%, 02/01/2036	62,041	71,813
2.88%, 03/01/2036	1,433,017	1,523,628
7.00%, 03/01/2036	3,838	4,411
5.50%, 04/01/2036	214,018	239,272
6.50%, 04/01/2036	6,393	7,166
2.37%, 05/01/2036	48,811	52,760
5.50%, 05/01/2036	265,918	298,471
5.50%, 05/01/2036	182,090	204,132
2.25%, 06/01/2036	65,620	70,149
2.35%, 06/01/2036	360,293	390,579
2.44%, 06/01/2036	97,932	105,869
2.52%, 07/01/2036	149,399	160,466
6.50%, 07/01/2036	22,903	26,083
2.24%, 08/01/2036	95,927	104,544
2.24%, 08/01/2036	298,553	324,547
2.63%, 08/01/2036	41,613	43,755
6.25%, 08/01/2036	153,709	165,295
6.50%, 08/01/2036	412,580	478,023
1.80%, 09/01/2036	425,707	455,735
1.98%, 09/01/2036	84,094	89,063
2.14%, 09/01/2036	100,652	109,301
2.28%, 09/01/2036	277,296	303,378
2.45%, 09/01/2036	107,388	115,426
6.00%, 09/01/2036	1,047,347	1,196,568
2.16%, 10/01/2036	180,848	195,613
2.58%, 10/01/2036	199,553	215,320
2.58%, 10/01/2036	484,014	521,795
6.50%, 10/01/2036	126,474	144,032
2.46%, 11/01/2036	132,068	141,867
2.67%, 11/01/2036	147,912	157,905
5.50%, 11/01/2036	75,300	84,292

6.00%, 11/01/2036	129,994	147,892
2.41%, 12/01/2036	408,062	439,360
2.55%, 12/01/2036	194,400	207,954
7.00%, 12/01/2036	11,359	13,283
1.82%, 01/01/2037	126,644	135,138
2.47%, 01/01/2037	75,103	80,701
6.50%, 01/01/2037	309,259	370,233
7.50%, 01/01/2037	15,627	17,186
1.81%, 02/01/2037	158,656	166,039
2.41%, 02/01/2037	199,037	212,338
5.50%, 03/01/2037	1,358,135	1,517,621
6.00%, 03/01/2037	340,904	381,784
7.00%, 03/01/2037	28,728	34,160
2.35%, 04/01/2037	359,766	387,220
5.50%, 04/01/2037	400,324	451,264
6.00%, 04/01/2037	40,563	45,753
7.00%, 04/01/2037	56,688	63,460
7.00%, 04/01/2037	216,914	243,642
5.50%, 05/01/2037	880,318	983,693
6.50%, 05/01/2037	16,845	18,244
7.50%, 05/01/2037	100,023	116,062
1.71%, 07/01/2037	158,061	164,731
2.16%, 07/01/2037	17,445	18,220
2.25%, 07/01/2037	574,695	617,340
2.33%, 07/01/2037	156,374	167,715
5.00%, 07/01/2037	1,928,488	2,136,648
2.87%, 08/01/2037	364,084	390,543
6.00%, 08/01/2037	14,311	15,684
6.50%, 08/01/2037	60,016	68,939
6.50%, 08/01/2037	100,603	120,377
1.94%, 09/01/2037	74,343	79,872
2.28%, 09/01/2037	11,772	12,059
2.31%, 09/01/2037	127,784	137,957
2.50%, 09/01/2037	14,668	15,035
5.98%, 09/01/2037	50,313	53,236
6.00%, 09/01/2037	207,936	237,260
7.00%, 09/01/2037	153,591	171,442
6.50%, 10/01/2037	234,046	266,537
7.50%, 10/01/2037	3,165	3,361
7.50%, 10/01/2037	449,877	510,408
1.98%, 11/01/2037	337,032	356,946
2.26%, 11/01/2037	122,780	130,971
7.50%, 11/01/2037	160,360	186,703
8.00%, 11/01/2037	33,532	39,599
2.36%, 12/01/2037	633,303	677,611
2.43%, 01/01/2038	104,943	112,252
5.50%, 01/01/2038	452,064	508,635
7.00%, 01/01/2038	30,949	33,693
8.00%, 01/01/2038	8,379	9,669
6.00%, 04/01/2038	57,568	65,713
5.50%, 05/01/2038	94,146	102,140
6.00%, 05/01/2038	790,749	897,306
5.50%, 06/01/2038	445,680	498,017
5.50%, 06/01/2038	3,559,304	3,977,272
5.50%, 09/01/2038	2,333,703	2,617,025

7.00%, 09/01/2038	113,199	132,327
6.50%, 10/01/2038	1,031,051	1,174,186
6.50%, 10/01/2038	267,947	305,145
7.00%, 10/01/2038	208,448	233,487
6.00%, 11/01/2038	133,830	153,875
7.00%, 11/01/2038	156,969	171,835
7.50%, 11/01/2038	105,321	123,355
7.00%, 12/01/2038	448,801	496,265
5.00%, 01/01/2039	7,214,732	7,965,297
7.00%, 01/01/2039	683,474	799,615
7.50%, 04/01/2039	384,438	478,496
5.50%, 06/01/2039	61,962	67,396
5.00%, 09/01/2039	408,508	453,273
5.50%, 09/01/2039	161,017	180,160
4.50%, 11/01/2039	74,667	81,158
5.50%, 12/01/2039	187,071	209,169
6.00%, 12/01/2039	4,171,724	4,739,409
4.00%, 07/01/2040	12,520,845	13,378,712
4.00%, 08/01/2040	490,384	524,321
4.50%, 08/01/2040	13,515,707	14,677,964
5.00%, 08/01/2040	1,996,164	2,212,136
5.00%, 08/01/2040	926,460	1,031,088
4.00%, 09/01/2040	3,392,092	3,625,502
6.00%, 10/01/2040	5,237,804	5,942,741
4.00%, 11/01/2040	2,426,295	2,592,997
3.50%, 12/01/2040	243,932	254,759
4.00%, 12/01/2040	3,163,444	3,380,452
4.00%, 12/01/2040	498,881	533,062
4.50%, 12/01/2040	15,467,227	16,817,021
4.50%, 12/01/2040	3,763,577	4,091,368
4.00%, 01/01/2041	2,732,852	2,921,380
4.00%, 01/01/2041	1,287,960	1,376,359
4.00%, 01/01/2041	3,669,444	3,921,431
4.00%, 01/01/2041	4,169,027	4,455,193
4.00%, 01/01/2041	2,567,902	2,743,842
4.00%, 01/01/2041	1,255,798	1,341,839
4.00%, 01/01/2041	656,416	701,391
3.50%, 02/01/2041	20,345,969	21,245,763
4.00%, 02/01/2041	164,467	175,736
4.00%, 02/01/2041	2,512,462	2,684,603
4.50%, 03/01/2041	2,985,773	3,245,384
4.50%, 04/01/2041	2,762,142	2,999,506
4.00%, 09/01/2041	771,764	824,642
4.00%, 10/01/2041	2,250,888	2,405,107
4.00%, 10/01/2041	2,466,133	2,635,372
3.50%, 11/01/2041	9,174,153	9,582,269
3.50%, 11/01/2041	874,310	913,437
3.50%, 12/01/2041	1,112,916	1,162,539
4.00%, 12/01/2041	5,731,936	6,124,661
4.50%, 01/01/2042	6,959,849	7,572,120
3.50%, 02/01/2042	1,024,832	1,070,377
4.00%, 03/01/2042	376,615	394,791
3.00%, 05/01/2042	1,041,122	1,055,334
3.50%, 06/01/2042	4,033,940	4,211,362
3.50%, 07/01/2042	2,319,038	2,420,815

4.00%, 07/01/2042	918,084	989,953
4.00%, 07/01/2042	1,560,222	1,682,781
4.00%, 07/01/2042	694,500	749,008
4.00%, 07/01/2042	833,041	898,639
3.50%, 09/01/2042	1,774,112	1,852,045
3.50%, 10/01/2042	856,463	893,831
3.50%, 10/01/2042	1,497,919	1,563,219
3.00%, 11/01/2042	3,331,972	3,377,422
3.50%, 11/01/2042	5,552,816	5,795,862
3.50%, 11/01/2042	13,772,548	14,373,319
3.00%, 12/01/2042	2,164,943	2,194,491
3.00%, 12/01/2042	212,275	215,168
3.00%, 01/01/2043	2,846,758	2,885,340
3.00%, 01/01/2043	1,777,143	1,801,251
3.00%, 01/01/2043	3,011,150	3,051,979
3.00%, 01/01/2043	2,559,282	2,588,683
3.50%, 01/01/2043	1,366,977	1,426,969
3.50%, 01/01/2043	2,394,447	2,498,849
3.00%, 02/01/2043	1,433,227	1,449,709
3.50%, 02/01/2043	147,190	153,705
3.50%, 02/01/2043	143,535	149,792
3.50%, 03/01/2043	2,937,808	3,068,216
3.50%, 03/01/2043	951,986	993,799
3.00%, 04/01/2043	4,183,985	4,239,465
3.00%, 04/01/2043	2,271,197	2,301,365
3.50%, 04/01/2043	3,821,524	3,990,922
3.00%, 05/01/2043	226,211	229,129
3.00%, 05/01/2043	19,796,231	20,055,695
3.50%, 05/01/2043	182,897	191,364
3.50%, 05/01/2043	3,451,716	3,603,295
3.50%, 05/01/2043	1,325,258	1,383,486
3.50%, 05/01/2043	2,812,382	2,935,711
3.00%, 06/01/2043	198,754	201,345
3.00%, 06/01/2043	1,395,374	1,413,671
3.00%, 06/01/2043	11,900,989	12,055,013
3.00%, 06/01/2043	150,632	152,603
3.00%, 06/01/2043	958,167	970,495
3.00%, 06/01/2043	469,966	476,241
3.50%, 06/01/2043	3,107,508	3,244,074
3.00%, 07/01/2043	147,820	149,744
3.00%, 07/01/2043	601,672	609,495
3.00%, 07/01/2043	183,036	185,372
3.00%, 07/01/2043	751,250	760,969
3.00%, 07/01/2043	5,685,806	5,759,406
3.00%, 07/01/2043	888,619	900,274
3.00%, 07/01/2043	167,227	169,376
3.00%, 07/01/2043	1,836,107	1,859,831
3.50%, 07/01/2043	17,540,287	18,319,242
4.00%, 07/01/2043	1,878,294	2,026,227
3.00%, 08/01/2043	5,702,564	5,775,352
3.00%, 08/01/2043	6,593,902	6,684,108
3.00%, 08/01/2043	2,493,381	2,525,684
3.00%, 08/01/2043	1,682,332	1,705,162
3.00%, 09/01/2043	190,353	192,753
3.00%, 09/01/2043	129,929	131,567

3.00%, 09/01/2043	3,143,733	3,183,835
5.00%, 09/01/2043	4,244,934	4,686,545
3.00%, 10/01/2043	162,106	164,175
3.00%, 10/01/2043	135,496	137,264
3.00%, 10/01/2043	178,801	181,183
4.00%, 11/01/2043	13,034,695	13,927,768
4.00%, 12/01/2043	529,287	565,551
4.00%, 12/01/2043	5,267,556	5,661,989
6.00%, 11/01/2048	91,390	100,657
Fannie Mae REMIC Trust 2003-W1
5.85%, 12/25/2042	192,008	218,071
6.55%, 12/25/2042	48,370	55,623
Fannie Mae REMIC Trust 2003-W4
6.36%, 10/25/2042	33,430	38,709
Fannie Mae REMIC Trust 2004-W10
5.75%, 08/25/2034	702,000	796,133
Fannie Mae REMIC Trust 2004-W11
6.00%, 05/25/2044	151,018	176,253
Fannie Mae REMIC Trust 2004-W6
5.50%, 07/25/2034	20,428	20,521
5.50%, 07/25/2034	125,675	128,947
Fannie Mae REMIC Trust 2005-W1
6.50%, 10/25/2044	279,768	326,527
Fannie Mae REMIC Trust 2006-W3
6.00%, 09/25/2046	315,938	353,778
Fannie Mae REMIC Trust 2007-W1
6.30%, 08/25/2047	46,290	52,273
Fannie Mae REMIC Trust 2007-W3
6.75%, 04/25/2037	125,602	139,011
Fannie Mae REMIC Trust 2007-W5
0.00%, 06/25/2037 PO	91,496	80,932
Fannie Mae REMIC Trust 2007-W7
38.16%, 07/25/2037	87,594	136,458
Fannie Mae REMIC Trust 2009-W1
6.00%, 12/25/2049	1,623,606	1,802,723
Fannie Mae REMICS
6.50%, 11/25/2015	6,779	6,896
6.00%, 03/25/2016	28	28
0.64%, 10/25/2016 IO	802,668	6,924
6.00%, 12/25/2016	23,921	24,650
6.00%, 12/25/2016	16,526	17,090
6.00%, 12/25/2016	93,655	96,851
6.00%, 12/25/2016	467	482
6.00%, 02/25/2017	54,754	56,408
6.00%, 02/25/2017	26,031	26,995
0.67%, 03/25/2017	1,690	1,696
6.00%, 03/25/2017	10,499	10,824
6.00%, 03/25/2017	27,790	28,563
6.00%, 04/25/2017	58,705	60,532
6.00%, 04/25/2017	9,308	9,590
6.00%, 04/25/2017	50,784	52,947
18.91%, 05/25/2017	26,309	30,615
6.00%, 06/25/2017	106,361	109,379
5.50%, 09/25/2017	53,649	55,647
5.00%, 10/25/2017	13,017	13,577

5.00%, 05/25/2018	40,902	42,658
4.75%, 09/25/2018	194,653	203,958
4.00%, 04/25/2019	45,300	47,104
8.00%, 07/25/2019	11,111	12,071
8.00%, 10/25/2019	3,401	3,706
4.00%, 11/25/2019	52,572	54,591
8.50%, 11/25/2019	2,051	2,272
9.00%, 11/25/2019	1,532	1,694
9.40%, 11/25/2019	1,524	1,692
7.50%, 12/25/2019	3,656	3,964
8.50%, 01/25/2020	384	426
8.80%, 01/25/2020	1,005	1,118
7.00%, 05/25/2020	510	554
5.50%, 06/25/2020	471	503
9.50%, 06/25/2020	691	772
7.00%, 07/25/2020	4,097	4,458
5.50%, 08/25/2020	523	556
6.50%, 08/25/2020	4,621	4,948
505.00%, 08/25/2020	9	72
1118.04%, 08/25/2020 IO	11	139
6.50%, 09/25/2020	2,293	2,451
7.00%, 09/25/2020	791	865
9.00%, 10/25/2020	3,273	3,662
21.35%, 11/25/2020	468	673
652.15%, 12/25/2020 IO	22	192
7.00%, 01/25/2021	1,017	1,115
908.50%, 02/25/2021 IO	1	13
5.00%, 03/25/2021	953	1,015
7.00%, 03/25/2021	35,786	39,113
5.00%, 05/25/2021	198,065	200,674
17.38%, 05/25/2021	794	1,001
8.50%, 06/25/2021	904	1,026
8.75%, 06/25/2021	3,918	4,431
1063.43%, 06/25/2021	40	617
6.50%, 07/25/2021	1,836	1,981
6.50%, 09/25/2021	204,589	224,786
14.93%, 09/25/2021	2,620	3,208
8.75%, 10/25/2021	6,787	7,541
24.49%, 12/25/2021	1,142	1,613
6.00%, 02/25/2022	197,149	215,466
6.50%, 02/25/2022	28,666	31,706
0.00%, 03/25/2022 PO	78,520	76,337
7.50%, 06/25/2022	168	187
7.00%, 07/25/2022	2,716	2,986
7.50%, 07/25/2022	31,241	34,669
8.00%, 07/25/2022	44,656	47,653
8.00%, 07/25/2022	28,862	32,351
1184.78%, 07/25/2022 IO	11	187
6.00%, 08/25/2022	5,666	6,093
6.00%, 08/25/2022	19,788	20,539
6.50%, 08/25/2022	6,775	7,345
0.19%, 09/25/2022	2,858	2,855
5.50%, 09/25/2022	4,953	5,318
6.00%, 09/25/2022	229,777	250,778
7.50%, 09/25/2022	31,988	35,113

7.75%, 09/25/2022	12,795	14,335
8.00%, 09/25/2022	38,038	42,599
0.00%, 10/25/2022 PO	3,698	3,526
1.37%, 10/25/2022	2,714	2,757
7.00%, 10/25/2022	5,630	6,408
7.50%, 10/25/2022	18,358	20,901
7.90%, 01/25/2023	18,966	21,598
6.50%, 02/25/2023	7,310	8,173
7.00%, 02/25/2023	75,828	84,817
15.50%, 02/25/2023	3,223	4,373
5.50%, 03/25/2023	408,396	445,186
6.50%, 03/25/2023	5,616	6,218
7.00%, 03/25/2023	50,175	55,770
7.50%, 03/25/2023	18,489	20,632
7.70%, 03/25/2023	8,280	9,399
0.00%, 04/25/2023 PO	2,425	2,307
5.50%, 04/25/2023	22,500	24,617
5.50%, 04/25/2023	740,104	809,587
6.00%, 04/25/2023	12,870	14,204
7.00%, 04/25/2023	18,190	20,238
17.45%, 04/25/2023 IO	14,155	4,529
18.97%, 04/25/2023	8,727	12,536
5.50%, 05/25/2023	168,978	183,724
7.00%, 05/25/2023	191,300	214,335
5.00%, 06/25/2023	205,397	216,005
6.33%, 06/25/2023 IO	139,330	14,771
7.48%, 06/25/2023 IO	131,909	10,010
4.50%, 07/25/2023	287,000	306,622
5.00%, 07/25/2023	390,000	418,773
6.50%, 07/25/2023	4,753	5,277
6.79%, 07/25/2023	93,072	102,647
7.00%, 07/25/2023	94,256	103,555
7.00%, 07/25/2023	62,234	69,618
1.05%, 08/25/2023	11,932	12,184
6.88%, 08/25/2023	84,980	94,461
7.00%, 08/25/2023	153,434	170,157
7.88%, 08/25/2023 IO	14,519	1,557
8.21%, 08/25/2023 IO	77,171	18,858
0.00%, 09/25/2023 PO	2,801	2,673
0.00%, 09/25/2023 PO	7,113	6,773
0.82%, 09/25/2023	180,367	181,642
6.50%, 09/25/2023	7,926	8,865
12.50%, 09/25/2023	5,469	6,270
13.43%, 09/25/2023	4,406	5,633
0.72%, 10/25/2023	5,163	5,185
6.50%, 10/25/2023	128,934	140,732
6.50%, 10/25/2023	56,550	63,160
10.50%, 10/25/2023	2,530	3,074
22.91%, 10/25/2023	7,053	10,646
26.81%, 10/25/2023	3,796	6,062
0.00%, 11/25/2023 PO	840	800
6.50%, 11/25/2023	38,608	43,714
0.77%, 12/25/2023	3,281	3,329
1.17%, 12/25/2023	9,890	10,126
6.50%, 12/25/2023	11,319	12,607

7.00%, 12/25/2023	10,072	10,170
12.28%, 12/25/2023	4,601	5,962
23.91%, 12/25/2023	9,890	14,681
28.04%, 12/25/2023	12,156	19,935
5.00%, 02/25/2024 IO	229,224	19,517
5.00%, 03/25/2024 IO	228,254	14,925
5.00%, 03/25/2024 IO	105,804	7,784
6.50%, 03/25/2024	40,537	45,143
6.50%, 03/25/2024	200,780	219,003
7.00%, 04/25/2024	313,187	349,656
7.00%, 04/25/2024	145,754	165,880
5.50%, 07/25/2024	42,964	46,842
5.50%, 08/25/2024	371,653	403,105
5.00%, 11/25/2024	613,932	669,836
8.50%, 01/25/2025	7,340	8,474
8.80%, 01/25/2025	9,524	10,823
0.47%, 07/25/2025	140,527	141,031
5.50%, 08/25/2025	349,947	385,088
5.50%, 01/25/2026	238,750	261,548
32.40%, 10/25/2026	47,660	77,948
7.00%, 11/25/2026	71,500	79,569
1.84%, 03/25/2027 IO	16,053	753
1.84%, 03/25/2027 IO	56,460	2,810
7.50%, 04/18/2027	10,529	11,597
7.50%, 04/20/2027	17,213	20,009
6.50%, 04/25/2027	43,810	48,275
7.50%, 05/20/2027	67,671	78,671
0.57%, 05/25/2027	6,445,779	6,478,485
6.50%, 07/18/2027	3,686	4,034
7.00%, 12/18/2027 IO	18,884	3,278
6.00%, 07/18/2028	28,558	31,651
7.43%, 07/25/2028 IO	738,655	124,856
3.00%, 12/25/2028	1,237,521	1,208,996
6.00%, 12/25/2028	13,780	14,810
7.98%, 12/25/2028 IO	28,957	5,881
5.00%, 03/25/2029	680,826	741,823
5.50%, 04/18/2029	58,898	63,591
6.35%, 04/25/2029	13,900	15,469
7.50%, 12/18/2029	20,217	23,070
7.50%, 02/25/2030	107,580	122,872
8.93%, 07/25/2030 IO	38,282	10,594
8.50%, 01/25/2031 IO	4,769	1,099
7.00%, 03/25/2031	13,160	15,028
3.50%, 04/25/2031	1,084,000	1,121,316
6.00%, 07/25/2031 IO	73,576	12,799
7.00%, 07/25/2031	39,692	45,068
7.00%, 08/25/2031	74,907	85,536
6.50%, 09/25/2031	17,700	19,569
7.00%, 09/25/2031	21,176	23,855
7.00%, 09/25/2031	16,297	18,636
7.00%, 09/25/2031	92,917	106,082
13.86%, 09/25/2031	52,770	57,595
23.91%, 09/25/2031	55,250	89,607
6.50%, 10/25/2031	12,565	14,066
22.44%, 10/25/2031	36,447	55,947

6.00%, 11/25/2031	148,222	163,869
7.00%, 11/25/2031	136,145	153,442
15.18%, 11/25/2031	40,402	55,168
17.07%, 12/25/2031	5,541	7,035
0.00%, 01/25/2032 PO	6,069	5,571
24.64%, 02/25/2032	25,233	41,493
1.60%, 03/25/2032 IO	145,558	7,916
10.00%, 03/25/2032	2,273	2,819
0.00%, 04/25/2032 PO	4,321	3,951
6.00%, 04/25/2032	345,127	379,458
6.50%, 04/25/2032	64,402	72,280
6.50%, 05/25/2032	132,404	148,132
6.50%, 06/25/2032	49,668	54,974
6.50%, 07/25/2032 IO	265,745	44,121
6.50%, 08/25/2032	152,689	170,999
19.33%, 08/25/2032	157,128	193,598
0.97%, 11/25/2032	644,683	660,142
5.00%, 11/25/2032	31,332	33,856
6.00%, 11/25/2032	997,251	1,112,872
8.50%, 11/25/2032	42,092	49,542
0.00%, 12/25/2032 PO	31,039	28,829
5.50%, 12/25/2032	400,006	432,010
14.17%, 12/25/2032	25,482	32,417
0.00%, 01/25/2033 PO	88,573	87,182
6.50%, 02/25/2033	50,203	57,304
5.00%, 03/25/2033 IO	75,294	13,800
6.00%, 03/25/2033	66,000	72,190
4.00%, 04/25/2033	470,000	493,843
0.00%, 05/25/2033 PO	16,639	15,481
4.00%, 05/25/2033	38,702	41,381
5.50%, 05/25/2033 IO	596	0
6.00%, 05/25/2033	233,000	264,661
6.00%, 05/25/2033	124,000	144,841
6.00%, 05/25/2033	101,996	111,727
6.00%, 05/25/2033 IO	23,865	5,195
6.50%, 05/25/2033 IO	233,290	39,300
7.00%, 05/25/2033 IO	358,055	62,433
5.75%, 06/25/2033	146,071	160,411
6.93%, 06/25/2033 IO	199,622	26,332
13.86%, 06/25/2033	148,491	170,521
5.50%, 07/25/2033	218,997	224,225
13.36%, 07/25/2033	59,413	71,508
13.86%, 07/25/2033	61,388	69,478
0.00%, 08/25/2033	19,001	18,126
5.50%, 08/25/2033	151,879	158,349
5.50%, 08/25/2033	292,266	322,869
5.50%, 08/25/2033 IO	582,417	109,816
7.26%, 08/25/2033	135,266	147,431
9.86%, 08/25/2033	13,075	14,759
17.64%, 08/25/2033	98,716	129,431
3.50%, 09/25/2033	1,500,000	1,558,945
12.22%, 09/25/2033	45,780	53,262
3.00%, 10/25/2033	908,000	893,178
5.50%, 10/25/2033	1,802,955	1,940,092
7.43%, 11/25/2033 IO	288,539	72,760

0.00%, 12/25/2033 PO	229,327	214,274
13.76%, 12/25/2033	84,527	97,480
0.92%, 01/25/2034	357,653	364,039
11.27%, 01/25/2034	22,887	26,599
12.91%, 01/25/2034	8,300	8,717
15.86%, 01/25/2034	39,724	50,564
5.50%, 02/25/2034	108,044	114,339
27.92%, 02/25/2034	119,678	158,896
0.00%, 03/25/2034 PO	308,143	295,208
0.57%, 03/25/2034	282,625	284,125
5.50%, 04/25/2034	428,912	476,095
6.00%, 04/25/2034	29,468	30,377
19.06%, 04/25/2034	182,135	254,123
0.57%, 05/25/2034	587,541	591,014
16.03%, 05/25/2034	43,923	54,515
19.06%, 05/25/2034	251,203	345,796
23.32%, 05/25/2034	54,224	74,600
5.50%, 07/25/2034	1,101,343	1,202,896
13.90%, 07/25/2034	40,337	50,815
0.42%, 08/25/2034	243,638	244,129
5.50%, 08/25/2034	896,619	940,222
19.33%, 11/25/2034	97,733	131,077
21.22%, 12/25/2034	8,348	9,852
24.49%, 01/25/2035	43,077	56,841
0.00%, 04/25/2035 PO	227,301	220,698
0.52%, 04/25/2035	268,964	269,869
16.58%, 05/25/2035	32,616	42,146
19.55%, 05/25/2035	350,110	471,944
19.66%, 05/25/2035	240,688	325,138
24.13%, 05/25/2035	80,371	113,273
5.00%, 06/25/2035	109,879	116,927
6.50%, 06/25/2035	6,699	7,120
24.65%, 06/25/2035	97,814	135,111
5.75%, 07/25/2035	2,578,897	2,858,006
6.54%, 07/25/2035 IO	194,618	37,562
16.95%, 07/25/2035	68,356	98,582
5.50%, 08/25/2035	1,181,836	1,295,969
5.50%, 08/25/2035	309,171	340,911
16.28%, 08/25/2035	97,582	127,710
16.45%, 08/25/2035	169,530	221,098
0.00%, 09/25/2035 PO	53,389	51,088
23.52%, 09/25/2035	40,940	58,857
0.00%, 10/25/2035 PO	65,033	60,517
5.75%, 10/25/2035	323,565	350,418
16.45%, 10/25/2035	118,424	148,302
5.50%, 11/25/2035	116,918	119,983
23.95%, 11/25/2035	621,237	898,756
5.50%, 12/25/2035	584,000	660,057
5.50%, 12/25/2035	154,851	168,747
6.00%, 12/25/2035	1,000,000	1,100,771
6.00%, 12/25/2035	68,512	75,148
0.00%, 01/25/2036 PO	45,498	44,549
5.50%, 01/25/2036	128,169	139,243
0.00%, 03/25/2036 PO	49,679	46,573
0.00%, 03/25/2036 PO	426,957	402,880

5.50%, 03/25/2036	388,758	430,291
5.50%, 03/25/2036	726,569	804,192
5.50%, 03/25/2036	656,577	705,583
6.53%, 03/25/2036 IO	1,565,509	322,800
23.95%, 03/25/2036	41,621	59,322
0.00%, 04/25/2036 PO	83,636	75,159
0.00%, 04/25/2036 PO	203,287	192,716
0.00%, 04/25/2036 PO	141,949	132,294
0.42%, 04/25/2036	225,736	225,929
29.39%, 05/25/2036	48,974	82,718
0.00%, 06/25/2036 PO	89,419	83,741
0.00%, 06/25/2036 PO	45,479	42,761
0.00%, 06/25/2036 PO	140,506	130,805
0.00%, 06/25/2036 PO	376,249	350,798
0.00%, 06/25/2036 PO	299,059	280,147
0.57%, 06/25/2036	462,915	465,908
0.57%, 06/25/2036	107,301	107,711
0.62%, 06/25/2036	62,684	63,163
6.00%, 06/25/2036 IO	5,056	127
6.41%, 06/25/2036 IO	370,202	57,566
23.58%, 06/25/2036	17,135	24,152
0.42%, 06/27/2036	2,778,504	2,776,054
0.00%, 07/25/2036 PO	102,868	96,341
0.00%, 07/25/2036 PO	56,386	52,866
0.00%, 07/25/2036 PO	109,599	106,272
0.00%, 07/25/2036 PO	30,164	28,405
0.46%, 07/25/2036	800,194	803,902
0.52%, 07/25/2036	290,208	292,278
0.63%, 07/25/2036	91,028	91,727
6.00%, 07/25/2036	1,280,893	1,407,956
6.35%, 07/25/2036 IO	169,321	29,574
6.50%, 07/25/2036	811,292	921,129
6.50%, 07/25/2036	612,104	684,249
28.12%, 07/25/2036	47,190	77,608
38.88%, 07/25/2036	40,378	71,393
0.00%, 08/25/2036 PO	77,996	72,677
0.00%, 08/25/2036 PO	92,075	86,573
0.00%, 08/25/2036 PO	42,606	40,586
0.00%, 08/25/2036 PO	186,374	170,964
0.52%, 08/25/2036	2,613	2,614
0.52%, 08/25/2036	329,059	330,632
6.33%, 08/25/2036 IO	93,197	19,430
6.50%, 08/25/2036	478,231	543,098
6.50%, 08/25/2036	127,472	141,959
0.00%, 09/25/2036 PO	94,997	88,740
0.00%, 09/25/2036 PO	102,775	96,009
0.00%, 09/25/2036 PO	76,449	73,227
6.50%, 09/25/2036	88,847	99,502
4.50%, 10/25/2036	413,000	442,562
25.52%, 10/25/2036	63,525	89,395
0.00%, 11/25/2036 PO	181,032	163,285
0.00%, 11/25/2036 PO	25,347	23,869
0.00%, 11/25/2036 PO	67,517	63,735
0.00%, 12/25/2036 PO	45,198	42,211
0.00%, 12/25/2036 PO	82,134	77,249

0.22%, 12/25/2036	875,008	862,454
0.23%, 12/25/2036	235,548	230,364
6.00%, 12/25/2036	98,851	102,543
6.48%, 12/25/2036 IO	387,647	61,615
25.88%, 12/25/2036	21,848	32,901
0.00%, 01/25/2037 PO	258,660	246,599
0.00%, 01/25/2037 PO	77,625	72,992
5.50%, 01/25/2037	134,000	145,472
0.37%, 02/25/2037	1,535	1,536
0.42%, 02/25/2037	347,253	347,582
37.98%, 02/25/2037	8,374	11,816
0.00%, 03/25/2037 PO	76,433	71,978
0.67%, 03/25/2037	204,857	206,659
0.92%, 03/25/2037	323,111	324,500
5.00%, 03/25/2037	25,019	27,088
5.91%, 03/25/2037 IO	40,966	6,430
6.00%, 03/25/2037	1,447,898	1,595,927
6.27%, 03/25/2037 IO	734,707	95,126
0.00%, 04/25/2037 PO	224,667	210,891
5.93%, 04/25/2037 IO	387,501	46,482
22.10%, 04/25/2037	159,361	214,636
0.00%, 05/25/2037 PO	66,145	63,806
0.47%, 05/25/2037	145,675	146,049
6.00%, 05/25/2037	970,608	1,083,926
0.57%, 06/25/2037	850,196	855,626
0.62%, 06/25/2037	70,385	69,298
5.61%, 06/25/2037 IO	153,559	16,145
5.93%, 06/25/2037 IO	167,901	19,905
5.93%, 06/25/2037 IO	594,918	70,326
6.50%, 06/25/2037	92,106	102,143
0.00%, 07/25/2037 PO	194,773	182,073
0.54%, 07/25/2037	137,290	137,670
0.67%, 07/25/2037	103,354	104,221
5.50%, 07/25/2037	374,418	403,268
6.23%, 07/25/2037 IO	1,150,405	139,992
6.45%, 07/25/2037 IO	708,053	108,905
6.98%, 07/25/2037 IO	1,652,872	259,656
16.08%, 07/25/2037	111,445	140,602
0.62%, 08/25/2037	772,795	779,346
5.50%, 08/25/2037	263,997	285,517
6.00%, 08/25/2037	64,229	71,411
6.00%, 08/25/2037	390,380	434,541
6.00%, 08/25/2037	413,000	468,768
6.00%, 08/25/2037	403,094	450,499
23.40%, 08/25/2037	151,943	210,208
0.62%, 09/25/2037	2,568,164	2,579,700
6.37%, 09/25/2037 IO	522,135	74,814
15.73%, 09/25/2037	43,627	54,241
0.00%, 10/25/2037 PO	1,417,435	1,309,573
6.14%, 10/25/2037	216,263	238,813
6.28%, 10/25/2037 IO	549,499	74,829
6.29%, 10/25/2037 IO	514,762	70,106
0.37%, 10/27/2037	4,541,000	4,474,847
8.26%, 11/25/2037	465,607	538,089
6.19%, 12/25/2037 IO	54,182	8,012

6.23%, 12/25/2037 IO	761,181	99,475
6.28%, 12/25/2037 IO	519,190	88,708
6.50%, 12/25/2037	510,378	570,426
1.48%, 01/25/2038 IO	1,187,683	84,964
5.74%, 02/25/2038 IO	623,371	68,801
5.83%, 02/25/2038 IO	1,044,043	125,341
1.07%, 03/25/2038	163,550	165,999
6.03%, 03/25/2038 IO	202,889	27,346
6.06%, 03/25/2038 IO	187,701	25,783
6.82%, 03/25/2038 IO	283,358	41,464
13.66%, 03/25/2038	69,282	82,692
5.50%, 04/25/2038	2,344,533	2,519,969
6.50%, 04/25/2038	167,867	187,024
6.68%, 04/25/2038 IO	236,787	35,110
6.73%, 04/25/2038 IO	229,712	32,984
20.19%, 04/25/2038	95,488	131,216
0.00%, 05/25/2038 PO	8,685	8,246
5.50%, 05/25/2038	2,351,022	2,539,240
1.74%, 06/25/2038 IO	466,307	44,252
5.00%, 07/25/2038	125,385	135,291
5.00%, 07/25/2038	148,761	162,798
5.50%, 07/25/2038	1,139,861	1,224,107
7.03%, 07/25/2038 IO	156,786	27,246
5.68%, 09/25/2038 IO	615,964	75,632
5.68%, 09/25/2038 IO	296,748	33,778
4.50%, 11/25/2038	127,545	131,030
0.57%, 12/25/2038	409,483	411,567
4.00%, 02/25/2039	701,981	734,528
4.50%, 02/25/2039	39,684	42,246
6.38%, 02/25/2039 IO	365,201	64,833
6.48%, 03/25/2039 IO	339,421	46,417
0.62%, 04/25/2039	760,706	767,236
5.00%, 07/25/2039 IO	261,301	37,492
7.00%, 07/25/2039	23,995	27,867
5.00%, 08/25/2039	889,436	971,056
6.00%, 08/25/2039	1,109,433	1,247,570
5.00%, 09/25/2039	1,167,126	1,238,231
6.01%, 09/25/2039	447,009	514,712
5.50%, 10/25/2039 IO	671,152	101,050
5.73%, 10/25/2039 IO	309,524	35,570
2.32%, 12/25/2039	832,626	857,476
6.01%, 12/25/2039 IO	362,685	44,275
6.30%, 12/25/2039	610,936	688,593
0.00%, 01/25/2040 PO	133,982	126,020
6.08%, 01/25/2040 IO	462,528	62,101
6.19%, 02/25/2040	167,375	181,003
0.77%, 03/25/2040	371,837	376,783
6.24%, 03/25/2040	460,904	529,700
6.44%, 03/25/2040	487,541	544,426
12.32%, 03/25/2040	904,445	1,040,607
0.77%, 04/25/2040	329,275	331,805
6.25%, 04/25/2040 IO	438,030	69,231
17.10%, 04/25/2040	310,000	398,509
0.77%, 05/25/2040	280,628	284,204
6.23%, 05/25/2040 IO	297,496	51,229

0.00%, 06/25/2040 PO	226,796	210,200
5.00%, 06/25/2040	2,372,271	2,590,129
5.50%, 06/25/2040	1,007,000	1,114,605
5.50%, 07/25/2040	1,054,756	1,194,532
4.00%, 08/25/2040	3,000,000	3,172,986
5.00%, 09/25/2040	206,000	238,426
5.50%, 10/25/2040	2,012,000	2,293,000
4.27%, 11/25/2040 IO	2,287,988	181,464
0.72%, 01/25/2041	642,346	647,067
6.36%, 01/25/2041 IO	1,522,490	339,537
0.57%, 02/25/2041	1,333,550	1,340,593
0.47%, 03/25/2041	809,275	810,112
1.83%, 04/25/2041 IO	3,419,986	262,212
0.67%, 07/25/2041	198,405	200,111
0.47%, 08/25/2041	2,572,601	2,562,470
0.72%, 08/25/2041	578,514	587,098
0.67%, 11/25/2041	704,560	711,267
7.00%, 11/25/2041	3,892,817	4,537,572
7.00%, 11/25/2041	3,154,310	3,619,820
7.00%, 11/25/2041	4,316,812	4,960,254
3.50%, 03/25/2042	1,000,000	1,024,682
6.50%, 06/25/2042	104,730	119,269
0.62%, 09/25/2042	871,834	872,020
0.67%, 09/25/2042	438,372	442,214
0.67%, 09/25/2042	3,204,359	3,233,112
0.67%, 10/25/2042	3,312,793	3,341,810
0.67%, 10/25/2042	1,418,333	1,431,102
3.00%, 02/25/2043	1,000,000	948,508
3.50%, 02/25/2043	819,399	841,457
0.52%, 03/25/2043	1,298,368	1,294,442
0.00%, 09/25/2043 PO	2,381,557	1,891,654
0.00%, 10/25/2043 PO	1,674,803	1,319,274
0.00%, 12/25/2043 PO	4,649,121	3,748,571
5.93%, 11/25/2049 IO	291,407	35,061
5.83%, 02/25/2051	377,091	415,076
5.40%, 07/25/2051	120,371	133,239
Fannie Mae Trust 2003-W2
5.90%, 07/25/2042	99,402	111,764
6.50%, 07/25/2042	170,775	196,561
Fannie Mae Trust 2003-W6
5.20%, 09/25/2042	703,663	793,479
6.50%, 09/25/2042	285,696	326,689
Fannie Mae Trust 2003-W8
0.57%, 05/25/2042	66,473	66,829
7.00%, 10/25/2042	359,715	416,319
Fannie Mae Trust 2004-W1
7.00%, 12/25/2033	480,975	561,101
5.04%, 11/25/2043	410,131	420,028
Fannie Mae Trust 2004-W15
0.42%, 08/25/2044	382,520	380,195
Fannie Mae Trust 2004-W2
7.00%, 02/25/2044	127,186	145,930
Fannie Mae Trust 2004-W8
7.50%, 06/25/2044	134,457	156,688

Fannie Mae Trust 2005-W3
0.39%, 03/25/2045	2,896,614	2,903,355
Fannie Mae Trust 2005-W4
6.00%, 08/25/2035	165,993	189,071
Fannie Mae Trust 2006-W2
2.20%, 11/25/2035	368,803	367,638
0.39%, 02/25/2036	1,386,462	1,386,202
Fannie Mae Whole Loan
0.43%, 11/25/2046	3,559,510	3,568,854
Fannie Mae-Aces
0.51%, 01/25/2017	622,542	622,859
0.45%, 12/25/2017	1,003,321	1,002,053
2.03%, 03/25/2019	1,818,000	1,833,366
0.66%, 08/25/2019	1,096,907	1,101,115
4.45%, 09/25/2019	2,219,000	2,443,634
1.52%, 12/25/2019	782,000	782,505
1.80%, 12/25/2019	743,000	741,341
4.33%, 03/25/2020	826,000	907,876
3.66%, 11/25/2020	673,716	724,129
3.65%, 04/25/2021	894,000	952,372
3.76%, 04/25/2021	6,037,000	6,514,847
3.73%, 06/25/2021	5,158,000	5,562,176
3.76%, 06/25/2021	1,032,000	1,112,747
2.92%, 08/25/2021	706,000	725,783
2.61%, 10/25/2021	3,000,000	3,038,334
2.28%, 12/27/2022	1,357,000	1,326,237
2.39%, 01/25/2023	1,342,000	1,325,469
3.51%, 12/25/2023	8,394,000	8,947,047
3.48%, 01/25/2024	16,000,000	16,992,128
3.10%, 07/25/2024	1,066,000	1,100,513
3.02%, 08/25/2024	1,273,000	1,301,982
FDIC Guaranteed Notes Trust 2010-C1
2.98%, 12/06/2020 (Acquired 10/28/2013, Cost $1,452,163) (b)	1,419,037	1,459,553
FHLMC Multifamily Structured Pass Through Certificates
5.09%, 03/25/2019	9,000,000	10,103,796
1.65%, 06/25/2020 IO	61,557,505	4,169,659
2.87%, 12/25/2021	5,500,000	5,666,804
2.79%, 01/25/2022	4,400,000	4,509,120
2.27%, 03/25/2022	7,100,000	7,046,502
1.47%, 05/25/2022 IO	56,638,607	4,878,566
2.37%, 05/25/2022	15,905,000	15,829,722
0.90%, 10/25/2022 IO	23,599,846	1,323,904
2.52%, 01/25/2023	2,000,000	1,996,658
2.62%, 01/25/2023	8,500,000	8,502,533
3.49%, 01/25/2024	5,000,000	5,320,350
3.39%, 03/25/2024	4,286,000	4,526,526
FHLMC Structured Pass Through Securities
6.32%, 07/25/2032	93,211	106,322
5.65%, 07/25/2033	281,772	318,920
3.15%, 10/25/2037	2,417,191	2,306,933
7.50%, 02/25/2042	404,293	470,332
7.50%, 08/25/2042	59,797	71,506
6.50%, 02/25/2043	372,335	428,992
7.00%, 02/25/2043	129,417	157,691
5.23%, 05/25/2043	903,083	999,974
0.00%, 07/25/2043 PO	37,289	29,376

7.50%, 07/25/2043	95,676	114,200
0.00%, 09/25/2043 PO	45,114	36,778
7.50%, 09/25/2043	516,960	612,832
0.00%, 10/25/2043 PO	48,598	38,675
7.00%, 10/25/2043	506,730	585,360
1.32%, 10/25/2044	1,085,309	1,095,295
FHLMC-GNMA
7.00%, 03/25/2023	28,411	31,375
6.25%, 11/25/2023	17,299	18,910
7.50%, 04/25/2024	127,206	143,358
First Boston Mortgage Securities Corp 1987 STRIPs
0.00%, 04/25/2017 PO	433	433
10.97%, 04/25/2017 IO	773	32
First Horizon Alternative Mortgage Securities Trust 2005-FA7
5.00%, 09/25/2020	24,883	25,394
First Horizon Alternative Mortgage Securities Trust 2005-FA8
5.50%, 11/25/2035	232,056	204,005
First Horizon Alternative Mortgage Securities Trust 2006-FA6
5.75%, 11/25/2021	73,650	73,086
First Horizon Alternative Mortgage Securities Trust 2006-FA8
5.75%, 02/25/2037(f)	145,005	125,789
First Horizon Alternative Mortgage Securities Trust 2007-FA4
5.48%, 08/25/2037 IO	1,743,841	348,815
First Horizon Mortgage Pass-Through Trust 2004-AR2
2.63%, 05/25/2034	110,652	110,013
First Horizon Mortgage Pass-Through Trust 2004-AR7
2.57%, 02/25/2035	625,810	625,402
First Horizon Mortgage Pass-Through Trust 2005-AR1
2.57%, 04/25/2035	425,525	423,189
Fnma Tba 30yr Tba 4% Feb
4.00%, 02/15/2041(d)	6,500,000	6,919,377
Freddie Mac
3.50%, 01/15/2026(d)	1,000,000	1,055,625
2.50%, 01/15/2028(d)	3,000,000	3,051,234
3.00%, 01/15/2029(d)	2,000,000	2,075,829
3.50%, 02/15/2042(d)	7,000,000	7,260,859
Freddie Mac Gold Pool
6.50%, 07/01/2016	3,916	4,012
6.50%, 08/01/2016	2,597	2,674
6.00%, 04/01/2017	247,626	257,819
6.00%, 04/01/2017	122,046	127,219
7.00%, 04/01/2017	357	360
6.50%, 05/01/2017	1,442	1,459
5.50%, 06/01/2017	3,874	4,097
5.00%, 10/01/2017	38,073	39,989
6.00%, 10/01/2017	1,078	1,099
6.50%, 11/01/2017	1,627	1,703
5.00%, 12/01/2017	135,776	142,636
5.00%, 12/01/2017	148,056	155,546
6.50%, 12/01/2017	4,288	4,502
5.50%, 01/01/2018	34,427	36,413
5.50%, 02/01/2018	36,852	38,978
5.50%, 04/01/2018	366,129	386,656
6.00%, 04/01/2018	9,586	10,091
6.50%, 04/01/2018	39,671	41,234

4.00%, 06/01/2018	5,358	5,674
4.50%, 08/01/2018	12,461	13,086
4.50%, 10/01/2018	62,097	65,219
4.50%, 10/01/2018	9,697	10,187
5.00%, 12/01/2018	19,137	20,112
5.50%, 01/01/2019	63,077	66,715
6.50%, 09/01/2019	34,194	35,828
5.50%, 12/01/2019	64,236	67,942
6.00%, 02/01/2020	14,379	15,070
5.50%, 04/01/2020	58,607	62,506
5.50%, 06/01/2020	44,070	46,612
6.00%, 06/01/2020	35,742	38,499
8.00%, 07/01/2020	164	165
6.00%, 08/01/2020	19,769	21,023
6.00%, 07/01/2021	60,823	63,608
6.00%, 07/01/2021	94,752	100,574
6.00%, 01/01/2022	19,286	19,818
6.00%, 02/01/2022	17,906	18,613
6.00%, 03/01/2022	71,171	74,722
6.50%, 03/01/2022	12,937	14,078
5.50%, 11/01/2022	10,323	11,513
6.50%, 11/01/2022	42,949	48,797
6.00%, 12/01/2022	14,881	16,828
5.50%, 01/01/2023	97,512	108,757
5.50%, 05/01/2023	50,941	56,824
5.00%, 06/01/2023	10,714	11,810
5.50%, 07/01/2023	12,268	13,687
5.50%, 11/01/2023	29,861	33,308
5.50%, 01/01/2024	1,621,038	1,766,949
5.50%, 02/01/2024	40,808	44,449
8.00%, 08/01/2024	1,301	1,527
8.00%, 11/01/2024	1,051	1,184
7.50%, 08/01/2025	2,169	2,520
3.50%, 11/01/2025	895,099	946,274
10.00%, 03/17/2026	77,121	84,684
7.00%, 04/01/2026	2,590	3,017
6.50%, 01/01/2028	85,836	98,864
2.50%, 04/01/2028	632,594	644,751
3.00%, 07/01/2028	4,024,290	4,185,524
8.50%, 07/01/2028	6,892	8,268
3.00%, 09/01/2028	8,613,850	8,963,283
3.00%, 10/01/2028	3,320,353	3,461,603
7.00%, 12/01/2028	108,263	125,966
3.00%, 05/01/2029	2,721,611	2,837,364
6.50%, 06/01/2029	35,979	42,099
7.00%, 07/01/2029	1,172	1,317
6.50%, 08/01/2029	145,614	169,690
6.00%, 10/01/2029	35,281	40,435
10.00%, 10/01/2030	420,432	477,313
7.00%, 01/01/2031	92,972	102,444
3.50%, 01/01/2032	1,300,780	1,369,106
7.50%, 01/01/2032	210,820	252,727
3.50%, 03/01/2032	523,243	550,735
7.00%, 07/01/2032	7,743	8,864
7.00%, 08/01/2032	10,152	11,337

5.50%, 01/01/2033	404,865	455,637
3.50%, 02/01/2033	368,137	386,947
6.00%, 02/01/2033	204,243	229,386
3.50%, 05/01/2033	452,921	476,094
3.50%, 05/01/2033	1,537,641	1,616,326
5.50%, 10/01/2033	82,697	93,303
6.00%, 12/01/2033	15,836	17,925
5.00%, 01/01/2034	76,243	84,372
6.00%, 01/01/2034	78,972	88,694
6.00%, 01/01/2034	58,859	67,419
5.00%, 06/01/2034	386,695	428,213
5.00%, 09/01/2034	155,327	172,779
6.50%, 11/01/2034	21,474	24,398
6.50%, 01/01/2035	238,288	284,318
5.00%, 03/01/2035	102,778	113,675
5.50%, 07/01/2035	170,219	191,809
4.50%, 11/01/2035	27,976	30,470
6.50%, 12/01/2035	143,752	171,232
6.50%, 12/01/2035	84,208	95,658
5.50%, 01/01/2036	65,008	72,707
5.00%, 03/01/2036	8,730,844	9,657,509
5.00%, 07/01/2036	7,697	8,497
5.00%, 08/20/2036	4,965,398	5,616,936
5.00%, 11/01/2036	213,838	236,372
6.00%, 11/01/2036	61,619	67,975
6.50%, 11/01/2036	288,661	326,469
6.50%, 11/01/2036	746,962	840,127
6.50%, 11/01/2036	55,844	63,448
5.50%, 12/01/2036	105,946	118,596
6.00%, 12/01/2036	29,780	33,763
6.00%, 12/01/2036	51,255	58,251
6.50%, 12/01/2036	710,212	803,898
6.50%, 12/01/2036	217,622	249,457
7.50%, 12/01/2036	762,021	916,025
6.50%, 01/01/2037	33,823	36,414
6.50%, 01/01/2037	52,892	59,737
6.50%, 02/01/2037	55,016	62,239
7.00%, 02/01/2037	21,416	24,429
5.00%, 03/01/2037	736,544	812,395
5.00%, 06/01/2037	743,665	819,746
6.50%, 06/01/2037	35,233	39,792
5.00%, 08/01/2037	703,693	775,685
6.50%, 11/01/2037	113,476	128,927
7.50%, 01/01/2038	156,125	180,629
7.50%, 01/01/2038	103,930	117,658
5.00%, 02/01/2038	722,587	796,512
5.00%, 03/01/2038	779,352	859,085
5.00%, 03/01/2038	845,624	932,136
5.00%, 03/01/2038	1,275,573	1,406,959
5.00%, 03/01/2038	166,802	183,931
6.50%, 03/01/2038	145,769	165,617
5.00%, 04/01/2038	779,225	858,945
5.50%, 05/01/2038	219,744	245,977
5.50%, 08/01/2038	267,461	299,303
5.00%, 09/01/2038	3,002	3,309

5.00%, 09/01/2038	617,936	681,154
7.50%, 09/01/2038	61,221	70,736
5.00%, 11/01/2038	4,588	5,058
5.00%, 12/01/2038	2,782	3,067
5.00%, 12/01/2038	745,241	821,483
5.00%, 02/01/2039	1,522,046	1,677,761
5.00%, 05/01/2039	15,698	17,656
4.50%, 07/01/2039	733,860	795,177
4.50%, 10/01/2039	4,749,523	5,148,915
4.50%, 11/01/2039	8,250,309	8,943,995
4.50%, 11/01/2039	5,552,191	6,019,569
5.00%, 03/01/2040	8,143,601	9,015,504
5.50%, 03/01/2040	68,167	76,231
5.50%, 05/01/2040	6,238,717	6,980,653
4.50%, 08/01/2040	1,260,033	1,367,062
5.00%, 08/01/2040	3,812,467	4,221,574
5.00%, 08/01/2040	1,039,693	1,152,739
5.50%, 08/01/2040	2,735,654	3,059,716
4.00%, 09/01/2040	1,841,779	1,966,382
4.50%, 09/01/2040	4,026,824	4,369,722
4.50%, 09/01/2040	980,859	1,064,280
4.00%, 11/01/2040	89,936	95,993
4.00%, 11/01/2040	5,707,490	6,092,964
4.00%, 12/01/2040	3,163,951	3,376,886
4.00%, 12/01/2040	957,140	1,025,488
4.00%, 12/01/2040	2,182,641	2,338,799
4.00%, 12/01/2040	2,429,134	2,602,962
4.00%, 12/01/2040	3,285,754	3,507,444
4.50%, 03/01/2041	728,434	790,422
4.50%, 05/01/2041	4,856,388	5,288,401
5.00%, 06/01/2041	836,119	926,478
4.00%, 11/01/2041	28,863	30,803
4.00%, 01/01/2042	535,161	571,146
4.00%, 05/01/2042	38,780	41,387
3.50%, 06/01/2042	5,083,783	5,306,034
3.50%, 06/01/2042	963,104	1,002,996
4.00%, 06/01/2042	4,246,738	4,579,504
3.50%, 07/01/2042	21,758,843	22,658,164
3.00%, 08/01/2042	3,530,303	3,573,579
3.50%, 09/01/2042	6,663,282	6,938,266
3.00%, 10/01/2042	8,591,955	8,697,301
3.50%, 10/01/2042	5,775,382	6,012,732
4.00%, 10/01/2042	289,957	303,555
3.50%, 11/01/2042	228,708	238,647
4.00%, 01/01/2043	484,552	522,719
3.00%, 02/01/2043	719,686	728,444
3.00%, 03/01/2043	9,282,907	9,395,956
3.00%, 03/01/2043	4,584,398	4,639,403
3.50%, 03/01/2043	1,711,310	1,781,274
3.00%, 04/01/2043	178,436	180,560
3.50%, 05/01/2043	479,581	500,594
3.00%, 06/01/2043	66,768	67,530
3.00%, 06/01/2043	19,587,932	19,817,759
3.50%, 06/01/2043	3,340,711	3,477,291
3.50%, 06/01/2043	1,654,033	1,726,354

4.00%, 06/01/2043	24,356	26,098
3.00%, 07/01/2043	48,518	49,083
3.00%, 07/01/2043	637,436	644,854
3.00%, 08/01/2043	932,426	943,029
3.00%, 08/01/2043	11,999,515	12,138,213
3.00%, 09/01/2043	833,125	842,488
4.00%, 09/01/2043	347,516	372,058
3.50%, 10/01/2043	393,954	410,061
3.00%, 11/01/2043	93,642	94,709
4.00%, 11/01/2043	598,715	638,973
4.00%, 11/01/2043	220,320	235,135
4.00%, 12/01/2043	5,327,334	5,685,548
4.00%, 12/01/2043	636,368	679,158
4.00%, 12/01/2043	1,125,571	1,204,991
4.00%, 01/01/2044	226,352	242,112
4.00%, 01/01/2044(e)	2,732,116	2,915,825
4.00%, 01/01/2044	1,616,098	1,724,766
4.00%, 03/01/2044	9,101,372	9,713,354
4.50%, 05/01/2044	5,500,001	5,966,453
3.50%, 07/01/2044	13,665,125	14,223,802
4.50%, 07/01/2044	238,264	258,197
4.00%, 10/01/2044	7,028,613	7,533,202
Freddie Mac Non Gold Pool
12.00%, 08/01/2015	50	50
2.09%, 07/01/2019	3,743	3,809
12.00%, 07/01/2019	57	57
2.25%, 07/01/2026	5,249	5,285
2.24%, 01/01/2027	11,531	12,124
2.31%, 04/01/2030	5,231	5,530
2.50%, 09/01/2032	9,777	10,499
2.39%, 05/01/2033	314,511	335,735
2.36%, 12/01/2033	54,556	58,190
2.30%, 04/01/2034	102,217	108,708
2.50%, 09/01/2034	240,641	257,481
2.38%, 01/01/2035	103,451	110,589
4.98%, 01/01/2035	328,912	345,835
2.23%, 08/01/2035	40,979	43,583
2.50%, 12/01/2035	160,646	172,677
2.31%, 02/01/2036	54,060	57,679
3.49%, 02/01/2036	238,173	255,387
2.67%, 03/01/2036	290,410	312,585
3.03%, 03/01/2036	401,309	433,856
2.37%, 05/01/2036	266,837	286,646
2.38%, 05/01/2036	161,429	172,029
2.83%, 05/01/2036	60,388	65,617
2.51%, 06/01/2036	723,594	777,681
2.53%, 06/01/2036	187,368	201,535
2.09%, 07/01/2036	111,611	118,470
2.38%, 07/01/2036	91,485	97,962
3.37%, 07/01/2036	104,089	108,121
2.00%, 08/01/2036	64,503	67,991
2.09%, 08/01/2036	142,017	150,147
2.12%, 08/01/2036	841,855	895,196
2.29%, 09/01/2036	265,467	284,505
2.43%, 09/01/2036	302,428	325,244

2.10%, 10/01/2036	124,509	129,956
2.10%, 10/01/2036	450,744	477,953
2.13%, 10/01/2036	235,002	249,542
2.19%, 10/01/2036	143,314	153,059
2.41%, 10/01/2036	48,961	50,865
2.48%, 10/01/2036	222,344	237,370
2.78%, 10/01/2036	192,789	206,931
2.20%, 11/01/2036	50,041	53,257
2.24%, 11/01/2036	219,968	235,616
2.28%, 11/01/2036	95,535	102,238
2.37%, 11/01/2036	123,156	131,959
2.38%, 11/01/2036	337,773	360,699
2.14%, 12/01/2036	621,798	658,484
2.22%, 12/01/2036	670,254	713,590
2.30%, 12/01/2036	20,008	21,326
2.66%, 12/01/2036	264,100	284,902
2.79%, 12/01/2036	34,243	37,118
2.04%, 01/01/2037	38,419	40,280
2.56%, 01/01/2037	124,966	133,677
2.32%, 02/01/2037	21,697	23,161
2.49%, 02/01/2037	354,365	381,698
2.51%, 02/01/2037	19,292	20,697
2.57%, 02/01/2037	225,102	242,004
2.83%, 02/01/2037	48,213	51,887
2.31%, 03/01/2037	645,116	687,814
2.76%, 03/01/2037	105,464	113,411
2.93%, 03/01/2037	57,993	63,057
1.93%, 04/01/2037	69,920	73,697
2.54%, 04/01/2037	10,630	10,937
2.68%, 04/01/2037	148,310	160,400
1.94%, 05/01/2037	178,217	187,449
2.39%, 05/01/2037	248,999	266,918
2.39%, 05/01/2037	99,114	106,136
2.50%, 05/01/2037	58,021	61,907
2.63%, 05/01/2037	450,553	484,514
2.68%, 05/01/2037	253,823	275,448
2.27%, 06/01/2037	126,719	135,247
2.37%, 07/01/2037	116,982	125,499
3.67%, 11/01/2037	54,059	57,794
2.66%, 04/01/2038	242,722	261,301
2.49%, 05/01/2038	186,472	200,544
3.99%, 07/01/2040	262,072	276,408
Freddie Mac Reference REMIC
6.00%, 04/15/2036	951,130	1,066,591
6.00%, 05/15/2036	1,301,270	1,478,108
Freddie Mac REMICS
6.50%, 08/15/2016	15,283	15,855
6.00%, 09/15/2016	3,141	3,230
6.00%, 09/15/2016	42,008	43,509
6.00%, 09/15/2016	12,208	12,561
6.00%, 09/15/2016	20,385	21,070
6.00%, 09/15/2016	4,090	4,223
6.00%, 10/15/2016	10,988	11,343
5.50%, 12/15/2016	28,105	28,891
6.00%, 12/15/2016	9,747	10,084

6.00%, 03/15/2017	11,170	11,634
5.00%, 06/15/2017	56,874	57,212
5.50%, 06/15/2017	4,848	4,975
6.00%, 06/15/2017	28,794	29,802
16.37%, 08/15/2017	5,943	6,779
4.00%, 09/15/2017	2,054	2,055
5.50%, 10/15/2017	15,767	16,580
5.00%, 12/15/2017	37,168	38,836
5.50%, 12/15/2017	69,435	72,992
5.00%, 01/15/2018	44,135	45,405
4.50%, 03/15/2018 IO	14,093	156
4.50%, 05/15/2018	34,819	36,291
6.50%, 05/15/2018	6,220	6,599
4.50%, 06/15/2018	287,918	300,229
5.94%, 06/15/2018 IO	45,979	3,144
4.50%, 07/15/2018	279,991	292,185
0.00%, 10/15/2018 PO	3,286	3,276
0.00%, 03/15/2019 PO	117,521	116,246
6.50%, 03/15/2019 IO	3,262	345
4.50%, 04/15/2019	3,896	3,984
0.00%, 07/15/2019 PO	2,437	2,424
9.50%, 07/15/2019	1,227	1,261
0.00%, 02/15/2020 PO	485,648	476,756
5.00%, 02/15/2020 IO	94,247	7,431
5.00%, 02/15/2020 IO	144,693	12,634
6.50%, 03/15/2020	10,787	11,515
12.00%, 03/15/2020	43,630	49,624
9.50%, 04/15/2020	1,095	1,185
9.60%, 04/15/2020	1,763	1,950
5.00%, 06/15/2020	516,000	546,031
10.00%, 06/15/2020	284	318
7.80%, 09/15/2020	426	451
9.00%, 10/15/2020	949	1,021
6.95%, 01/15/2021	3,455	3,740
8.60%, 01/15/2021	14	16
9.50%, 01/15/2021	987	1,099
1066.21%, 02/15/2021 IO	2	20
9.00%, 04/15/2021	689	799
1.11%, 05/15/2021	732	743
5.00%, 05/15/2021	2,225	2,327
6.75%, 05/15/2021	1,981	2,122
7.00%, 05/15/2021	12,740	14,041
33.45%, 05/15/2021	356	583
44.50%, 05/15/2021	513	856
6.00%, 07/15/2021	2,039	2,202
5.50%, 08/15/2021	1,051	1,118
7.00%, 09/15/2021	4,656	5,075
8.50%, 09/15/2021	4,918	5,521
6.70%, 11/15/2021	307,295	326,370
1181.25%, 11/15/2021 IO	4	34
0.00%, 12/15/2021 PO	446,070	441,969
1180.06%, 01/15/2022 IO	41	907
5.00%, 03/15/2022	568,000	622,300
7.00%, 03/15/2022	2,058	2,279
6.00%, 05/15/2022	1,537	1,644

7.00%, 05/15/2022	2,785	3,106
7.50%, 08/15/2022	3,121	3,614
8.00%, 08/15/2022	7,825	9,038
1.31%, 09/15/2022	5,453	5,574
5.50%, 10/15/2022	168,375	183,500
4.59%, 12/15/2022	5,400	5,713
5.50%, 12/15/2022	94,367	94,588
5.50%, 12/15/2022	56,589	61,845
5.00%, 01/15/2023	19,962	20,071
1.67%, 02/15/2023	714	730
7.50%, 02/15/2023	48,522	54,131
5.50%, 03/15/2023	146,000	164,166
1.31%, 04/15/2023	28,725	29,488
5.50%, 04/15/2023	147,000	169,071
7.00%, 04/15/2023	42,361	46,621
7.50%, 04/15/2023	8,815	9,844
5.00%, 05/15/2023	45,369	49,065
7.00%, 05/15/2023	4,895	5,365
8.88%, 05/15/2023	20,091	23,531
0.00%, 06/15/2023 PO	7,442	7,378
0.00%, 06/15/2023 PO	5,419	5,372
5.60%, 06/15/2023	91,838	98,020
6.39%, 06/15/2023 IO	50,113	3,636
1.89%, 07/15/2023	17,775	17,882
8.44%, 07/15/2023	13,366	15,067
24.84%, 07/15/2023	3,734	5,819
2.17%, 08/15/2023	1,102	1,141
6.50%, 09/15/2023	120,035	130,595
7.00%, 09/15/2023	39,577	44,067
33.81%, 09/15/2023	15,820	27,185
0.00%, 10/15/2023 PO	80,451	79,289
4.00%, 10/15/2023	774,000	812,921
6.25%, 10/15/2023	21,685	23,570
22.23%, 10/15/2023	5,255	9,009
5.00%, 11/15/2023	516,000	571,066
5.50%, 11/15/2023	146,514	159,819
6.00%, 11/15/2023	47,366	52,442
16.98%, 11/15/2023	5,510	5,678
5.00%, 12/15/2023	60,928	65,916
6.50%, 12/15/2023	72,833	81,064
6.50%, 12/15/2023	26,971	29,694
7.00%, 01/15/2024	19,286	21,694
0.00%, 02/15/2024 PO	21,621	20,895
0.00%, 02/15/2024 PO	5,959	5,194
7.00%, 02/15/2024	1,655	1,854
10.00%, 02/15/2024	2,165	2,989
18.88%, 02/15/2024	2,004	2,875
0.76%, 03/15/2024	3,207	3,253
1.72%, 03/15/2024	1,544	1,545
7.00%, 03/15/2024	87,966	98,915
7.00%, 03/15/2024	15,808	17,762
28.42%, 03/15/2024 IO	10,360	4,027
7.50%, 04/15/2024	60,948	69,107
0.00%, 05/15/2024 PO	12,102	11,449
8.03%, 05/15/2024 IO	28,974	5,094

0.46%, 06/15/2024	134,331	134,596
6.00%, 06/15/2024	55,151	60,922
5.50%, 07/15/2024 IO	1,468	6
7.50%, 08/15/2024	10,195	11,607
4.00%, 12/15/2024	206,000	219,491
5.00%, 12/15/2024	171,447	183,729
32.94%, 04/15/2025	46,246	71,989
4.50%, 06/15/2025	722,000	804,822
16.47%, 08/15/2025	29,628	37,659
27.32%, 10/15/2025	53,126	77,740
3.50%, 01/15/2026	2,000,000	2,076,962
5.00%, 03/15/2026	330,483	355,804
6.50%, 03/15/2026	9,309	10,232
6.50%, 07/15/2026	60,976	67,288
7.50%, 09/15/2026	7,411	8,474
8.00%, 09/15/2026	18,957	21,965
6.50%, 01/15/2027	40,344	44,440
7.50%, 01/15/2027	49,777	56,725
7.50%, 01/15/2027	15,568	17,813
0.86%, 02/15/2027	1,212	1,236
6.00%, 05/15/2027	42,620	47,110
7.25%, 07/15/2027	2,317	2,636
7.50%, 09/15/2027	17,903	19,734
5.50%, 10/15/2027	417,000	424,921
6.50%, 12/15/2027	26,048	29,176
7.00%, 03/15/2028 IO	29,215	5,179
7.50%, 03/15/2028	87,271	99,633
7.50%, 05/15/2028	32,890	37,569
6.50%, 06/15/2028	45,336	50,312
7.00%, 06/15/2028	7,983	9,076
6.00%, 07/15/2028	20,374	22,574
6.25%, 08/15/2028	99,912	111,788
6.50%, 08/15/2028	93,330	103,970
6.00%, 09/15/2028	17,990	19,995
7.00%, 10/15/2028 IO	36,639	6,186
6.00%, 11/15/2028	83,130	91,256
0.00%, 12/15/2028 PO	21,404	21,401
6.00%, 12/15/2028	149,873	167,157
0.76%, 01/15/2029	38,293	38,896
6.00%, 01/15/2029	216,910	238,684
6.00%, 02/15/2029	44,290	48,977
6.25%, 02/15/2029	223,314	246,108
29.88%, 03/15/2029	6,105	10,618
7.00%, 04/15/2029 IO	3,582	611
7.00%, 06/15/2029	179,261	204,309
7.50%, 06/15/2029 IO	13,859	2,415
7.00%, 07/15/2029	78,946	88,703
7.00%, 08/15/2029	46,701	53,591
4.00%, 11/15/2029 IO	532,213	48,005
7.50%, 11/15/2029	247	293
8.00%, 11/15/2029	40,716	47,073
7.00%, 01/15/2030	96,695	111,519
8.00%, 01/15/2030	78,539	90,347
8.00%, 01/15/2030	24,692	29,449
8.00%, 03/15/2030	15,762	18,840

5.00%, 04/15/2030	702,000	786,812
8.00%, 04/15/2030	22,913	26,667
7.50%, 05/15/2030	18,212	20,915
7.50%, 08/15/2030	15,134	17,443
7.25%, 09/15/2030	40,475	46,394
7.00%, 10/15/2030	67,319	76,930
7.50%, 10/15/2030	5,391	6,216
7.50%, 10/15/2030	1,385	1,589
7.25%, 12/15/2030	73,254	83,765
7.00%, 03/15/2031	32,017	36,636
6.50%, 05/15/2031	20,269	22,628
7.00%, 06/15/2031	40,011	42,680
8.50%, 06/15/2031	76,541	91,019
6.00%, 07/15/2031	11,945	11,698
7.00%, 07/15/2031	75,534	85,878
6.50%, 08/15/2031	41,391	46,606
6.50%, 08/15/2031	33,871	37,807
6.50%, 08/15/2031	411,918	469,004
6.50%, 08/15/2031	40,945	45,905
6.50%, 10/15/2031	36,130	39,637
6.50%, 01/15/2032	69,739	78,161
6.50%, 01/15/2032	41,889	47,205
1.06%, 02/15/2032	225,092	230,415
6.38%, 02/15/2032	51,711	55,276
6.50%, 02/15/2032	78,860	88,846
6.50%, 02/15/2032	85,526	96,925
7.84%, 02/15/2032 IO	178,262	44,526
8.49%, 02/15/2032 IO	35,026	9,648
15.78%, 02/15/2032	93,400	123,567
19.08%, 02/15/2032	93,706	135,955
6.50%, 03/15/2032	94,671	105,736
6.50%, 03/15/2032	115,872	129,805
7.00%, 03/15/2032	82,543	94,649
7.00%, 03/15/2032	64,518	73,877
7.79%, 03/15/2032 IO	71,189	18,926
7.84%, 03/15/2032 IO	46,441	10,328
6.50%, 04/15/2032	185,000	200,363
6.50%, 04/15/2032	267,157	296,755
6.50%, 04/15/2032	27,371	30,670
7.00%, 04/15/2032	149,884	167,017
7.00%, 04/15/2032	57,041	63,910
5.50%, 05/15/2032	131,046	135,834
6.50%, 05/15/2032	110,031	123,084
7.00%, 05/15/2032	64,300	73,259
6.50%, 06/15/2032	79,009	88,117
6.50%, 06/15/2032	65,054	72,858
6.50%, 06/15/2032	119,707	132,806
6.50%, 07/15/2032	126,391	141,834
6.50%, 07/15/2032	84,697	94,880
0.00%, 09/15/2032 PO	237,368	215,076
6.00%, 09/15/2032	161,266	181,346
0.00%, 12/15/2032 PO	113,969	111,591
0.00%, 12/15/2032 PO	16,614	15,468
0.00%, 12/15/2032 PO	19,802	19,500
0.91%, 12/15/2032	128,300	131,069

6.00%, 12/15/2032	117,057	129,058
6.00%, 12/15/2032	229,503	257,972
18.21%, 12/15/2032	75,640	110,554
0.00%, 01/15/2033 PO	253,161	252,498
6.00%, 01/15/2033	149,089	164,369
0.00%, 02/15/2033 PO	35,257	35,226
0.00%, 02/15/2033 PO	46,918	46,875
6.00%, 02/15/2033	124,774	136,704
6.00%, 02/15/2033	541,929	597,120
6.00%, 03/15/2033	96,218	105,241
6.50%, 03/15/2033 IO	58,751	9,652
0.51%, 05/15/2033	727,905	731,030
14.56%, 06/15/2033	203,286	252,020
5.00%, 07/15/2033	929,781	1,041,927
6.72%, 07/15/2033	462	556
12.97%, 07/15/2033	52,531	61,599
3.00%, 08/15/2033	495,000	496,133
14.46%, 09/15/2033	63,104	78,455
7.87%, 10/15/2033	1,084,000	1,233,277
16.15%, 11/15/2033	34,468	43,964
0.76%, 12/15/2033	494,109	500,810
5.50%, 12/15/2033	205,399	214,286
5.00%, 01/15/2034	818,549	889,510
5.50%, 02/15/2034	55,894	59,383
6.00%, 05/15/2034	486,390	534,344
23.90%, 06/15/2034	203,003	280,696
0.00%, 07/15/2034 PO	351,884	326,275
2.38%, 07/15/2034	123,891	126,965
0.53%, 10/15/2034	327,762	329,047
4.00%, 11/15/2034 IO	1,016,647	67,719
0.00%, 01/15/2035 PO	5,227	5,181
0.00%, 02/15/2035 PO	87,732	81,156
27.45%, 02/15/2035	96,446	140,210
0.00%, 04/15/2035 PO	166,396	151,570
0.54%, 04/15/2035	405,749	407,805
6.00%, 04/15/2035	1,057,000	1,237,287
0.56%, 05/15/2035	160,740	162,158
0.46%, 06/15/2035	153,874	154,148
16.61%, 06/15/2035	35,192	41,697
0.00%, 08/15/2035 PO	10,434	8,971
0.96%, 08/15/2035	184,335	187,600
4.00%, 08/15/2035 IO	355,507	3,560
6.00%, 08/15/2035	117,408	120,397
0.00%, 09/15/2035 PO	88,159	82,877
6.00%, 09/15/2035	268,503	277,668
5.75%, 10/15/2035	2,111	2,113
19.46%, 11/15/2035	97,076	124,424
0.00%, 01/15/2036 PO	102,905	102,190
6.00%, 01/15/2036	379,092	415,266
23.98%, 01/15/2036	33,994	47,577
0.00%, 02/15/2036 PO	351,738	332,394
0.00%, 02/15/2036 PO	112,276	105,866
0.00%, 02/15/2036 PO	64,471	60,347
0.00%, 02/15/2036 PO	74,915	70,331
0.00%, 03/15/2036 PO	215,782	203,908

0.00%, 03/15/2036 PO	21,778	20,435
0.00%, 03/15/2036 PO	209,699	198,963
6.00%, 03/15/2036	1,888	2,623
0.00%, 04/15/2036 PO	409,636	387,029
0.00%, 04/15/2036 PO	415,921	387,505
0.00%, 04/15/2036 PO	226,693	211,205
0.00%, 04/15/2036 PO	116,165	108,561
6.00%, 04/15/2036	2,064,001	2,309,138
6.00%, 04/15/2036	222,611	243,994
6.00%, 04/15/2036 IO	229,428	40,501
0.00%, 05/15/2036 PO	14,459	13,312
0.00%, 05/15/2036 PO	85,622	80,441
0.00%, 05/15/2036 PO	33,631	31,185
0.00%, 05/15/2036 PO	150,843	141,042
0.61%, 05/15/2036	1,489,102	1,498,078
0.66%, 05/15/2036	967,114	976,054
0.00%, 06/15/2036 PO	347,264	326,770
6.00%, 06/15/2036	346,199	363,315
6.00%, 06/15/2036	52,915	58,530
19.22%, 06/15/2036	75,087	98,929
0.00%, 07/15/2036 PO	70,246	65,219
6.50%, 07/15/2036	246,900	279,009
6.50%, 07/15/2036	357,746	411,279
6.94%, 07/15/2036 IO	44,240	9,305
0.00%, 08/15/2036 PO	103,716	97,414
5.50%, 08/15/2036	515,094	572,049
5.50%, 08/15/2036	183,661	197,853
6.49%, 08/15/2036 IO	1,404,606	224,250
0.00%, 09/15/2036 PO	44,502	41,737
0.00%, 09/15/2036 PO	65,338	61,424
0.00%, 10/15/2036 PO	121,486	114,011
6.54%, 10/15/2036 IO	125,575	18,325
7.50%, 11/15/2036	1,829,150	2,091,496
0.00%, 12/15/2036 PO	59,941	56,065
7.00%, 12/15/2036	4,592,614	5,383,067
7.50%, 12/15/2036	1,686,310	2,018,580
0.00%, 01/15/2037 PO	51,960	49,494
5.98%, 01/15/2037 IO	97,887	12,746
0.00%, 02/15/2037 PO	31,094	29,039
0.00%, 02/15/2037 PO	137,374	130,905
0.60%, 02/15/2037	150,293	151,372
4.50%, 02/15/2037	1,067,681	1,120,899
6.00%, 02/15/2037	251,948	281,485
0.00%, 03/15/2037 PO	60,950	56,813
6.29%, 03/15/2037 IO	151,467	19,600
9.00%, 03/15/2037	31,018	35,850
0.00%, 04/15/2037	68,516	65,321
6.00%, 04/15/2037	183,537	201,678
0.00%, 05/15/2037 PO	8,109	7,075
0.00%, 05/15/2037 PO	122,728	115,677
0.00%, 05/15/2037 PO	585,880	528,150
6.00%, 05/15/2037	461,155	508,121
0.00%, 06/15/2037 PO	66,546	62,196
0.00%, 06/15/2037 PO	40,154	36,944
0.00%, 07/15/2037 PO	654,898	615,360

0.56%, 07/15/2037	2,951,045	2,943,115
4.50%, 07/15/2037 IO	2,502,167	200,060
5.50%, 07/15/2037 IO	11,456	139
6.44%, 07/15/2037 IO	139,138	20,907
4.00%, 08/15/2037 IO	1,950,250	199,617
0.00%, 09/15/2037 PO	79,062	74,392
0.76%, 09/15/2037	48,254	48,947
4.00%, 10/15/2037 IO	945,192	64,446
4.00%, 10/15/2037 IO	1,284,035	111,908
0.84%, 11/15/2037	2,073,563	2,103,014
6.26%, 11/15/2037 IO	748,510	99,853
6.29%, 11/15/2037 IO	464,762	64,924
5.84%, 01/15/2038 IO	849,239	98,409
17.05%, 02/15/2038	35,422	44,990
5.50%, 03/15/2038	918,000	1,059,183
6.64%, 04/15/2038 IO	302,560	42,676
5.50%, 05/15/2038	339,923	369,486
6.00%, 06/15/2038	69,611	76,357
6.00%, 06/15/2038	913,363	1,029,940
6.04%, 06/15/2038 IO	311,441	45,005
5.69%, 08/15/2038 IO	631,311	78,367
5.71%, 10/15/2038	271,317	296,093
5.50%, 01/15/2039	507,744	561,705
5.84%, 01/15/2039 IO	305,975	39,929
1.96%, 02/15/2039	187,389	189,373
5.84%, 02/15/2039 IO	296,226	46,009
0.56%, 04/15/2039	1,059,099	1,070,955
0.61%, 05/15/2039	1,445,033	1,452,617
5.94%, 05/15/2039 IO	240,162	28,724
6.14%, 05/15/2039 IO	354,496	44,581
1.36%, 07/15/2039	245,783	250,710
4.50%, 07/15/2039	1,632,209	1,779,284
0.61%, 08/15/2039	476,102	479,731
3.50%, 08/15/2039	1,108,448	1,159,211
0.00%, 10/15/2039 PO	275,440	259,058
5.00%, 10/15/2039 IO	955,134	117,522
6.09%, 12/15/2039 IO	459,571	60,489
0.00%, 01/15/2040 PO	294,521	277,549
1.83%, 01/15/2040 IO	3,249,790	252,720
16.96%, 02/15/2040	475,000	623,958
0.66%, 10/15/2040	491,190	494,231
5.84%, 10/15/2040 IO	1,368,159	159,942
5.84%, 10/15/2040 IO	1,552,694	257,352
0.71%, 12/15/2040	3,801,185	3,841,469
0.71%, 03/15/2041	2,455,169	2,482,751
5.00%, 05/15/2041	1,015,213	1,221,046
5.50%, 05/15/2041	1,781,710	1,861,196
5.50%, 05/15/2041	725,697	752,317
0.56%, 10/15/2041	1,807,729	1,819,739
4.00%, 11/15/2041	1,847,314	1,948,114
4.00%, 12/15/2041	804,371	858,387
0.66%, 03/15/2042	1,589,706	1,602,829
0.66%, 07/15/2042	855,294	865,250
0.61%, 08/15/2042	4,127,180	4,151,626
0.56%, 09/15/2042	1,523,383	1,526,138

3.00%, 06/15/2043	206,000	196,420
4.50%, 09/15/2043	1,000,000	1,167,443
7.19%, 11/15/2046	1,940,676	2,271,220
3.50%, 06/15/2048	9,266,819	9,563,783
Freddie Mac Strips
4.50%, 11/15/2020 IO	182,069	11,999
4.50%, 12/15/2020 IO	117,192	7,869
9.00%, 04/01/2022 IO	267	58
0.00%, 04/01/2028 PO	164,503	152,271
5.00%, 09/15/2035 IO	616,657	85,267
5.00%, 09/15/2035 IO	390,589	54,214
5.00%, 09/15/2035 IO	323,540	43,482
7.54%, 08/15/2036 IO	1,269,266	235,529
0.71%, 07/15/2042	4,776,954	4,837,161
3.50%, 07/15/2042	10,504,900	10,798,690
0.66%, 08/15/2042	1,187,229	1,199,769
0.66%, 08/15/2042	3,811,695	3,851,876
0.66%, 08/15/2042	3,106,527	3,141,542
0.71%, 08/15/2042	2,653,721	2,688,207
3.00%, 08/15/2042	3,864,945	3,902,897
0.61%, 09/15/2042	3,013,485	3,036,350
0.66%, 10/15/2042	4,966,218	4,964,715
3.00%, 01/15/2043	927,547	925,116
0.00%, 09/15/2043 PO	1,513,697	1,186,005
0.71%, 03/15/2044	5,735,406	5,744,602
GE Capital Commercial Mortgage Corp
5.31%, 11/10/2045	11,008,792	11,179,725
4.83%, 06/10/2048	859,581	859,276
4.85%, 06/10/2048	1,115,000	1,115,292
Ginnie Mae
4.00%, 01/15/2042(d)	12,500,000	13,402,197
3.50%, 01/15/2043(d)	20,500,000	21,518,594
Ginnie Mae I pool
8.00%, 01/15/2016	1,613	1,630
9.00%, 08/15/2016	40	42
9.00%, 12/15/2016	150	152
9.00%, 03/15/2017	60	60
6.50%, 06/15/2017	5,894	6,136
6.00%, 10/15/2017	4,765	4,956
8.50%, 11/15/2017	838	887
12.00%, 11/15/2019	118	119
9.00%, 02/15/2020	97	98
9.50%, 09/15/2020	15	15
8.00%, 07/15/2022	130	131
8.00%, 09/15/2022	1,069	1,111
7.50%, 11/15/2022	1,510	1,655
7.50%, 03/15/2023	344	381
7.00%, 08/15/2023	793	867
7.00%, 09/15/2023	23,537	25,919
7.00%, 11/15/2023	1,721	1,971
6.50%, 01/15/2024	8,211	9,370
7.00%, 02/15/2024	15,740	17,037
9.50%, 10/15/2024	143,273	160,387
9.00%, 11/15/2024	2,429	2,796
9.50%, 12/15/2025	5,460	6,357

7.50%, 11/15/2026	1,408	1,470
7.50%, 07/15/2027	4,854	5,481
6.50%, 03/15/2028	12,235	13,961
7.50%, 07/15/2028	911	941
8.00%, 08/15/2028	1,984	2,013
6.50%, 09/15/2028	30,536	34,845
7.50%, 09/15/2028	6,570	7,416
6.50%, 10/15/2028	1,728	1,972
6.00%, 11/15/2028	14,368	16,237
7.00%, 09/15/2031	165,656	196,575
6.50%, 01/15/2032	157,162	185,641
6.50%, 07/15/2032	2,841	3,241
6.50%, 02/15/2033	18,911	21,579
7.00%, 02/15/2033	6,738	7,529
5.50%, 04/15/2033	425,490	493,077
6.50%, 04/15/2033	17,748	20,309
5.50%, 06/15/2033	11,738	13,211
7.00%, 06/15/2033	29,800	34,647
5.50%, 12/15/2033	29,437	33,136
5.50%, 07/15/2034	10,763	12,155
5.50%, 09/15/2034	31,424	35,344
7.00%, 06/15/2035	471,604	555,251
6.50%, 12/15/2035	159,176	186,751
7.00%, 04/15/2037	47,503	55,359
7.50%, 10/15/2037	100,304	112,846
3.50%, 03/15/2043	1,835,525	1,937,378
3.50%, 04/15/2043	8,286,069	8,713,547
3.00%, 05/15/2043	1,490,486	1,529,035
3.50%, 06/15/2043	2,760,458	2,907,404
3.50%, 07/15/2043	978,630	1,033,006
Ginnie Mae II pool
8.50%, 03/20/2025	560	637
8.50%, 04/20/2025	4,125	4,723
8.50%, 05/20/2025	7,742	8,940
8.00%, 12/20/2025	1,355	1,593
8.00%, 06/20/2026	2,446	2,817
8.00%, 08/20/2026	2,054	2,515
8.00%, 09/20/2026	2,514	2,940
8.00%, 11/20/2026	2,283	2,740
8.00%, 10/20/2027	5,098	6,080
8.00%, 11/20/2027	4,000	4,675
8.00%, 12/20/2027	2,240	2,632
7.50%, 02/20/2028	3,249	3,919
6.00%, 03/20/2028	13,655	15,422
8.00%, 06/20/2028	838	877
8.00%, 08/20/2028	246	281
7.50%, 09/20/2028	10,443	12,689
8.00%, 09/20/2028	974	1,066
6.50%, 07/20/2029	171,103	198,041
6.00%, 11/20/2033	11,306	13,004
7.00%, 08/20/2038	74,117	84,571
6.00%, 09/20/2038	1,489,186	1,679,018
6.00%, 11/20/2038	17,022	18,241
6.00%, 08/20/2039	664,286	759,273
5.50%, 09/20/2039	364,395	404,185

4.50%, 06/20/2040	2,607,345	2,865,434
5.00%, 07/20/2040	667,011	744,422
4.00%, 10/20/2040	6,676,586	7,182,210
4.50%, 01/20/2041	11,462,893	12,587,069
4.50%, 03/20/2041	1,852,696	2,032,709
4.50%, 05/20/2041	949,023	1,040,715
4.50%, 06/20/2041	18,555,431	20,341,696
4.50%, 09/20/2041	1,980,459	2,169,640
4.00%, 06/20/2042	8,826,153	9,472,730
3.00%, 08/20/2042	10,656,849	10,910,857
3.50%, 09/20/2042	1,217,594	1,280,147
3.50%, 10/20/2042	12,911,441	13,574,755
4.00%, 02/20/2043	3,666,266	3,935,499
3.50%, 05/20/2043	3,000,282	3,153,831
4.00%, 08/20/2043	8,311,102	8,919,427
3.00%, 09/20/2043	960,605	983,556
3.50%, 10/20/2043	4,942,680	5,193,846
4.50%, 11/20/2043	14,998,505	16,409,345
3.00%, 01/20/2044	1,945,983	1,992,370
4.00%, 06/20/2044	13,597,644	14,596,773
4.46%, 05/20/2063	531,060	580,962
GMAC Commercial Mortgage Securities Inc Series 2006-C1 Trust
5.24%, 11/10/2045	1,203,367	1,224,664
GMACM Mortgage Loan Trust 2003-AR1
2.85%, 10/19/2033	625,176	617,439
GMACM Mortgage Loan Trust 2003-AR2
2.79%, 12/19/2033	522,262	524,300
GMACM Mortgage Loan Trust 2003-J7
5.00%, 11/25/2033	432,113	433,705
5.50%, 11/25/2033	37,175	37,960
GMACM Mortgage Loan Trust 2003-J8
5.25%, 12/25/2033	22,648	23,617
GMACM Mortgage Loan Trust 2004-J5
6.50%, 01/25/2035	304,824	317,694
GMACM Mortgage Loan Trust 2004-J6
5.00%, 01/25/2020	110,521	113,920
GMACM Mortgage Loan Trust 2005-AR3
2.80%, 06/19/2035	400,021	394,420
Gnma Remic Trust 2014-h15
0.66%, 07/20/2064	2,938,971	2,922,569
Gnma Remic Trust 2014-h17
0.66%, 07/20/2064	3,950,089	3,927,763
Government National Mortgage Association
6.00%, 04/20/2020	678,734	690,634
5.50%, 11/20/2020	442,796	472,123
5.00%, 04/16/2023	619,000	673,146
6.50%, 10/16/2024	266,190	302,550
6.50%, 04/20/2028	81,047	91,419
6.00%, 02/20/2029	236,218	264,106
8.44%, 08/16/2029 IO	20,957	5,384
7.50%, 11/20/2029	29,058	33,536
8.50%, 02/16/2030	280,893	332,492
38.73%, 02/16/2030	33,672	59,191
9.00%, 03/16/2030	254,434	310,145
7.34%, 04/16/2030 IO	244,448	49,937

8.00%, 06/20/2030	24,456	29,074
9.00%, 10/20/2030	38,585	44,300
9.00%, 11/16/2030 IO	3,038	547
9.00%, 11/20/2030	22,414	23,883
8.54%, 01/16/2031 IO	13,786	4,253
8.39%, 03/16/2031 IO	12,922	3,809
20.59%, 03/17/2031	124,938	193,049
7.89%, 08/16/2031 IO	22,326	5,964
8.09%, 08/16/2031 IO	26,530	8,448
7.23%, 01/16/2032 IO	29,745	8,424
0.52%, 03/20/2032	124,615	125,099
7.79%, 04/16/2032 IO	115,094	26,157
11.68%, 04/16/2032	10,325	13,067
9.00%, 06/16/2032	3,889	4,677
6.50%, 06/20/2032	110,119	125,040
6.50%, 06/20/2032	435,824	498,236
6.50%, 07/16/2032	127,576	145,482
6.00%, 07/20/2032	46,552	52,076
6.50%, 07/20/2032	219,531	249,662
6.50%, 07/20/2032	147,337	169,670
7.53%, 08/20/2032 IO	59,112	4,501
6.78%, 10/20/2032 IO	520,540	27,134
14.41%, 11/17/2032	34,636	43,778
6.00%, 11/20/2032	146,000	172,522
0.00%, 12/20/2032 PO	267,408	260,097
13.17%, 12/20/2032	8,087	8,427
19.21%, 12/20/2032	29,193	30,346
5.50%, 01/16/2033	697,777	770,427
0.00%, 01/17/2033 PO	9,518	9,495
6.50%, 01/20/2033	244,575	276,712
7.54%, 02/16/2033 IO	120,241	26,815
0.00%, 02/17/2033 PO	99,367	96,300
7.53%, 02/20/2033 IO	50,063	13,408
0.00%, 03/16/2033 PO	18,395	16,726
7.49%, 03/17/2033	35,863	38,248
6.50%, 03/20/2033	326,000	377,940
6.50%, 03/20/2033	134,811	152,175
5.50%, 04/20/2033	519,082	573,302
6.50%, 05/20/2033	116,000	135,700
0.00%, 06/16/2033 PO	84,189	79,141
6.00%, 09/16/2033	300,961	334,359
0.00%, 10/20/2033 PO	13,571	12,252
5.82%, 10/20/2033	324,191	357,931
6.39%, 11/16/2033 IO	194,872	40,003
6.58%, 11/20/2033	261,369	43,064
6.39%, 12/16/2033 IO	159,845	31,929
5.33%, 02/20/2034 IO	451,455	59,852
5.50%, 03/16/2034	4,986,603	5,669,334
6.34%, 03/16/2034 IO	186,633	12,845
19.22%, 04/16/2034	73,011	106,456
16.37%, 05/18/2034	97,691	112,135
0.00%, 06/20/2034 PO	161,630	150,033
6.00%, 06/20/2034	575,875	645,278
6.53%, 07/20/2034	698,648	106,366
14.52%, 08/17/2034	91,190	107,215

5.74%, 08/20/2034	168,288	188,278
6.39%, 09/16/2034 IO	554,378	106,986
7.00%, 09/20/2034	77,701	84,643
28.65%, 09/20/2034	77,701	117,791
13.91%, 10/16/2034	29,017	34,480
23.79%, 10/16/2034	55,502	83,371
5.93%, 10/20/2034 IO	958,035	141,185
11.87%, 10/20/2034	45,395	51,582
5.91%, 11/20/2034 IO	461,095	64,193
5.93%, 01/20/2035 IO	435,564	66,069
6.58%, 01/20/2035 IO	671,851	103,066
16.05%, 06/17/2035	333,474	442,998
6.63%, 06/20/2035	361,538	389,044
5.50%, 07/20/2035 IO	71,031	11,749
20.30%, 08/16/2035	31,943	42,573
0.00%, 08/20/2035 PO	424,378	398,576
22.11%, 08/20/2035	3,093	3,856
5.50%, 09/20/2035	342,223	383,886
6.13%, 09/20/2035 IO	1,440,047	225,753
0.00%, 10/20/2035 PO	70,053	66,238
0.00%, 11/20/2035 PO	121,881	115,225
6.00%, 12/20/2035 IO	128,467	26,162
5.75%, 02/20/2036	121,387	130,535
0.00%, 03/20/2036	116,806	110,040
0.00%, 05/20/2036 PO	161,579	151,975
6.33%, 06/20/2036 IO	28,917	2,909
0.00%, 07/20/2036 PO	24,399	22,861
6.50%, 07/20/2036	652,860	744,534
6.53%, 07/20/2036 IO	221,394	14,722
6.50%, 08/20/2036	743,183	870,009
5.56%, 10/20/2036	243,918	272,705
6.53%, 10/20/2036 IO	220,962	35,123
6.63%, 11/20/2036 IO	382,926	60,794
5.96%, 02/20/2037	117,505	130,519
6.00%, 02/20/2037 IO	6,345	46
0.00%, 03/20/2037 PO	495,263	478,185
6.03%, 03/20/2037 IO	333,949	45,898
6.34%, 03/20/2037 IO	554,645	81,172
0.00%, 04/16/2037 PO	205,299	191,359
0.36%, 04/16/2037	999,132	998,743
6.65%, 04/16/2037 IO	529,092	80,856
6.03%, 04/20/2037 IO	217,673	30,361
6.12%, 04/20/2037	239,326	267,488
0.46%, 05/16/2037	120,780	121,054
0.00%, 05/20/2037 PO	37,162	34,858
6.03%, 05/20/2037 IO	458,390	58,765
6.03%, 05/20/2037 IO	394,798	54,878
6.03%, 05/20/2037 IO	1,070,779	144,933
0.00%, 06/16/2037 PO	565,869	527,366
0.00%, 06/16/2037 PO	75,626	70,918
6.31%, 06/16/2037 IO	324,292	48,010
6.08%, 06/20/2037 IO	369,762	50,734
6.47%, 07/20/2037 IO	482,288	73,192
6.51%, 07/20/2037 IO	521,206	80,269
6.58%, 07/20/2037 IO	812,137	125,658

6.58%, 07/20/2037 IO	333,864	51,171
6.61%, 08/20/2037 IO	137,240	20,931
0.00%, 09/20/2037 PO	97,016	94,352
6.38%, 09/20/2037 IO	299,564	46,359
19.71%, 09/20/2037	96,574	130,767
5.50%, 10/16/2037 IO	640,568	75,624
6.33%, 10/20/2037 IO	403,899	59,455
13.07%, 10/20/2037	58,658	70,098
0.00%, 11/16/2037	653,851	622,449
6.38%, 11/16/2037 IO	316,828	44,375
5.50%, 11/20/2037	31,912	33,730
5.83%, 11/20/2037 IO	377,796	50,170
6.33%, 11/20/2037 IO	726,530	107,908
6.34%, 11/20/2037 IO	420,304	61,804
6.38%, 11/20/2037 IO	338,010	51,041
19.45%, 11/20/2037	41,335	56,006
6.36%, 12/20/2037 IO	435,930	65,026
6.38%, 12/20/2037 IO	554,552	83,389
0.00%, 01/20/2038 PO	26,412	24,548
0.00%, 01/20/2038 PO	78,632	77,782
5.50%, 02/20/2038 IO	96,431	14,741
5.83%, 02/20/2038 IO	3,149,724	426,201
6.73%, 03/20/2038 IO	267,632	42,292
7.54%, 04/16/2038 IO	179,288	39,449
6.13%, 04/20/2038 IO	512,009	86,605
6.24%, 05/16/2038 IO	1,454,164	265,079
6.17%, 05/20/2038 IO	397,960	54,408
6.00%, 06/20/2038	276,443	310,687
6.03%, 06/20/2038 IO	139,107	17,398
0.99%, 07/20/2038	923,049	943,360
5.75%, 07/20/2038	588,145	632,890
5.98%, 07/20/2038 IO	507,633	64,500
5.58%, 08/20/2038	698,426	788,566
5.83%, 08/20/2038 IO	190,868	23,415
5.73%, 09/20/2038 IO	574,232	72,411
6.03%, 09/20/2038 IO	1,152,817	156,804
7.43%, 09/20/2038 IO	252,650	44,271
6.09%, 11/20/2038	410,844	460,815
6.24%, 12/16/2038 IO	277,356	25,049
5.53%, 12/20/2038 IO	579,131	70,635
5.83%, 12/20/2038 IO	336,516	42,998
5.84%, 12/20/2038	1,330,346	1,468,529
6.00%, 12/20/2038 IO	189,332	21,081
7.13%, 12/20/2038 IO	1,086,349	180,564
5.48%, 01/20/2039	2,101,454	2,300,857
5.94%, 02/16/2039 IO	326,613	41,424
5.99%, 02/16/2039 IO	446,473	57,921
5.78%, 02/20/2039 IO	517,168	61,065
5.87%, 02/20/2039 IO	310,058	36,798
6.13%, 03/20/2039 IO	334,423	24,631
6.13%, 03/20/2039 IO	566,585	62,962
6.18%, 03/20/2039 IO	470,723	52,834
6.50%, 03/20/2039 IO	153,815	29,985
6.50%, 03/20/2039 IO	327,475	65,843
6.10%, 04/20/2039 IO	952,613	121,085

5.50%, 05/20/2039 IO	118,222	18,044
6.00%, 05/20/2039 IO	152,431	25,788
6.24%, 06/16/2039 IO	1,408,935	140,632
5.78%, 06/20/2039 IO	497,279	59,402
5.91%, 06/20/2039 IO	723,021	85,806
5.94%, 07/16/2039 IO	906,001	100,264
6.09%, 08/16/2039 IO	738,257	102,193
7.00%, 08/16/2039	284,994	324,254
5.93%, 08/20/2039 IO	449,839	54,802
5.50%, 09/20/2039	317,000	377,539
5.92%, 09/20/2039 IO	1,138,473	141,739
6.24%, 11/16/2039 IO	972,979	139,761
6.00%, 12/20/2039	832,694	882,625
5.23%, 06/20/2040	376,626	416,848
5.52%, 07/20/2040	568,274	636,696
7.00%, 10/16/2040	1,182,108	1,375,084
0.00%, 12/20/2040 PO	1,598,498	1,359,242
6.43%, 05/20/2041 IO	817,526	181,832
4.66%, 09/20/2041	823,696	887,518
4.70%, 10/20/2041	1,502,000	1,667,220
4.53%, 11/16/2041	783,383	857,974
3.75%, 01/20/2042	809,625	842,520
3.98%, 09/16/2042	566,037	590,307
4.72%, 10/20/2042	3,241,739	3,498,685
4.71%, 11/20/2042	406,219	437,299
4.52%, 04/20/2043	429,005	459,000
0.61%, 11/20/2059	2,172,526	2,178,388
0.64%, 01/20/2060	1,263,591	1,267,521
0.61%, 03/20/2060	1,469,280	1,473,484
0.59%, 04/20/2060	3,188,939	3,197,412
5.24%, 07/20/2060	2,913,077	3,193,251
0.46%, 08/20/2060	850,281	850,959
0.63%, 01/20/2061	4,344,403	4,357,523
0.66%, 03/20/2061	3,476,310	3,467,024
0.81%, 05/20/2061	3,986,196	3,995,735
0.86%, 05/20/2061	3,908,619	3,940,482
0.71%, 10/20/2061	1,895,650	1,904,617
0.71%, 12/20/2061	8,855,186	8,852,733
0.71%, 04/20/2062	712,370	715,668
0.61%, 05/20/2062	1,552,155	1,556,633
2.00%, 06/20/2062	393,410	396,450
0.71%, 07/20/2062	2,880,329	2,894,523
0.74%, 09/20/2062	4,536,205	4,537,720
0.75%, 09/20/2062	1,271,599	1,278,974
0.66%, 10/20/2062	1,340,377	1,345,779
0.76%, 10/20/2062	530,112	523,983
0.46%, 11/20/2062	350,618	350,872
0.50%, 12/20/2062	3,614,059	3,581,984
0.48%, 01/20/2063	1,609,972	1,592,080
0.66%, 01/20/2063	1,475,460	1,481,173
1.65%, 01/20/2063	3,468,210	3,438,259
0.58%, 02/20/2063	410,939	407,566
0.61%, 02/20/2063	1,979,905	1,969,618
1.65%, 02/20/2063	4,574,589	4,535,275
0.57%, 03/20/2063	1,425,443	1,415,056

0.63%, 03/20/2063	459,106	457,164
1.75%, 03/20/2063	1,130,148	1,123,579
1.65%, 04/20/2063	1,392,870	1,379,148
0.81%, 01/20/2064	3,853,843	3,869,281
0.81%, 02/20/2064	7,916,828	7,948,575
0.85%, 02/20/2064	4,746,535	4,776,063
0.81%, 03/20/2064	4,608,526	4,626,291
0.76%, 04/20/2064	4,833,417	4,838,169
0.76%, 04/20/2064	4,894,624	4,902,524
0.76%, 05/20/2064	7,946,688	7,951,392
0.66%, 06/20/2064	3,483,622	3,463,716
0.63%, 07/20/2064	5,164,147	5,139,881
0.63%, 09/20/2064	4,998,289	4,962,196
0.76%, 10/20/2064	2,002,480	1,998,269
GS Mortgage Securities Corp II
2.71%, 12/10/2027 (Acquired 10/28/2013, Cost $1,359,246) (b)	1,362,739	1,377,531
2.77%, 11/10/2045	13,211,562	13,133,931
GS Mortgage Securities Corp Trust 2012-ALOHA
3.55%, 04/10/2034 (Acquired 08/15/2012, Cost $4,225,277) (b)	4,200,000	4,376,224
GS Mortgage Securities Corp Trust 2012-SHOP
1.30%, 06/05/2031 IO (Acquired 10/28/2013, Cost $452,769) (b)	7,793,000	418,983
GS Mortgage Securities Corp Trust 2013-NYC5
2.32%, 01/10/2030 (Acquired 10/28/2013, Cost $508,508) (b)	505,000	510,996
GS Mortgage Securities Trust 2006-GG6
5.55%, 04/10/2038	1,773,000	1,819,385
GS Mortgage Securities Trust 2006-GG8
0.58%, 11/10/2039 IO (Acquired 10/28/2013, Cost $182,254) (b)	12,987,110	106,767
GS Mortgage Securities Trust 2011-GC5
5.31%, 08/10/2044 (Acquired 03/27/2014, Cost $511,335) (b)	500,000	527,217
GS Mortgage Securities Trust 2013-GC13
3.87%, 07/10/2046	5,700,000	6,075,653
GS Mortgage Securities Trust 2013-GC16
1.55%, 11/10/2046 IO	25,741,622	2,026,947
GS Mortgage Securities Trust 2013-GCJ14
0.91%, 08/10/2046 IO	30,179,091	1,465,346
GS Mortgage Securities Trust 2014-GC18
4.07%, 01/10/2047	3,000,000	3,229,854
GS Mortgage Securities Trust 2014-GC26
3.36%, 11/10/2047	8,000,000	8,169,248
GSMPS Mortgage Loan Trust 2004-4
0.57%, 06/25/2034 (Acquired 10/28/2013, Cost $84,920) (b)	95,175	82,511
GSMPS Mortgage Loan Trust 2005-RP2
0.52%, 03/25/2035 (Acquired 10/28/2013, Cost $150,049) (b)	172,501	150,790
GSMPS Mortgage Loan Trust 2005-RP3
0.52%, 09/25/2035 (Acquired 10/28/2013, Cost $902,165) (b)	1,056,238	900,817
4.78%, 09/25/2035 IO (Acquired 10/28/2013, Cost $110,915) (b)	778,727	104,860
GSMS Trust 2009-RR1
5.37%, 05/17/2045 (Acquired 10/28/2013, Cost $619,425) (b)	568,000	602,056
GSR Mortgage Loan Trust 2003-3F
5.75%, 04/25/2033	75,736	78,915
GSR Mortgage Loan Trust 2003-6F
0.57%, 09/25/2032	35,630	33,505
GSR Mortgage Loan Trust 2004-13F
6.00%, 11/25/2034	126,382	125,026

GSR Mortgage Loan Trust 2004-6F
5.50%, 05/25/2034	269,251	277,311
6.50%, 05/25/2034	145,185	155,464
GSR Mortgage Loan Trust 2005-5F
0.67%, 06/25/2035	86,784	83,890
GSR Mortgage Loan Trust 2005-7F
6.00%, 09/25/2035	427,552	442,975
GSR Mortgage Loan Trust 2005-AR6
2.64%, 09/25/2035	29,138	29,263
GSR Mortgage Loan Trust 2006-1F
5.50%, 02/25/2036	244,382	226,560
6.00%, 02/25/2036	811,727	736,162
GSR Mortgage Loan Trust 2007-1F
5.50%, 01/25/2037	705,517	702,132
HILT 2014-ORL Mortgage Trust
1.06%, 07/15/2029 (Acquired 09/02/2014 through 09/05/2014, Cost $1,600,867) (b)	1,600,000	1,593,659
Impac CMB Trust Series 2004-4
4.64%, 09/25/2034	17,833	18,090
Impac CMB Trust Series 2004-7
0.91%, 11/25/2034	2,157,197	2,047,193
Impac CMB Trust Series 2005-4
0.47%, 05/25/2035	253,724	252,101
Impac Secured Assets CMN Owner Trust
5.50%, 08/25/2033	142,316	148,739
0.97%, 11/25/2034	7,725	7,675
Impac Secured Assets Trust 2006-1
0.52%, 05/25/2036	654,778	633,693
Impac Secured Assets Trust 2006-2
0.52%, 08/25/2036	932,827	915,611
IndyMac INDX Mortgage Loan Trust 2005-AR11
0.00%, 08/25/2035 IO	1,951,888	20
Jefferies Resecuritization Trust 2011-R2
4.50%, 10/26/2036	440,502	454,285
JP Morgan Alternative Loan Trust
2.58%, 03/25/2036 (f)	65,400	53,333
JP Morgan Chase Commercial Mortgage Securities Trust 2005-CIBC11
0.13%, 08/12/2037 IO (Acquired 10/28/2013, Cost $96,887) (b)	30,787,845	21,644
5.40%, 08/12/2037	531,000	534,810
JP Morgan Chase Commercial Mortgage Securities Trust 2005-CIBC12
4.90%, 09/12/2037	6,565,736	6,633,856
JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP3
4.94%, 08/15/2042	861,072	870,257
JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP5
0.13%, 12/15/2044 IO (Acquired 10/28/2013, Cost $116,936) (b)	52,410,689	48,794
5.24%, 12/15/2044	916,599	931,947
JP Morgan Chase Commercial Mortgage Securities Trust 2006-CIBC15
0.21%, 06/12/2043 IO	34,585,816	130,354
5.81%, 06/12/2043	173,817	182,217
JP Morgan Chase Commercial Mortgage Securities Trust 2006-CIBC16
5.55%, 05/12/2045	220,180	230,050
JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP8
5.40%, 05/15/2045	152,434	160,392
JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP9
0.32%, 05/15/2047	235,364	235,289
5.34%, 05/15/2047	413,000	414,020

JP Morgan Chase Commercial Mortgage Securities Trust 2007-C1
5.72%, 02/15/2051	154,360	166,012
JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP12
0.08%, 02/15/2051 IO	29,358,509	68,405
JP Morgan Chase Commercial Mortgage Securities Trust 2013-JWRZ
0.94%, 04/15/2030 (Acquired 05/9/2014, Cost $1,000,311) (b)	1,000,000	999,141
JP Morgan Chase Commercial Mortgage Securities Trust 2013-LC11
2.96%, 04/15/2046	7,152,087	7,181,124
JP Morgan Mortgage Trust 2004-A3
2.51%, 07/25/2034	95,804	98,148
JP Morgan Mortgage Trust 2004-A4
2.55%, 09/25/2034	150,677	154,722
JP Morgan Mortgage Trust 2004-S1
5.00%, 09/25/2034	70,770	73,533
JP Morgan Mortgage Trust 2005-A1
2.57%, 02/25/2035	306,169	312,135
JP Morgan Mortgage Trust 2005-A4
5.24%, 07/25/2035	425,182	425,572
JP Morgan Mortgage Trust 2006-A2
2.43%, 11/25/2033	1,169,492	1,171,924
2.50%, 08/25/2034	2,032,886	2,038,007
JP Morgan Mortgage Trust 2006-A3
2.54%, 08/25/2034	259,987	261,058
JP Morgan Mortgage Trust 2006-A7
2.70%, 01/25/2037	167,282	152,719
2.70%, 01/25/2037	293,437	265,601
JP Morgan Mortgage Trust 2007-A1
2.58%, 07/25/2035	208,356	207,343
2.58%, 07/25/2035	3,178,301	3,228,677
JP Morgan Mortgage Trust 2007-A2
2.54%, 04/25/2037	615,191	550,975
JP Morgan Resecuritization Trust Series 2009-6
2.52%, 09/26/2036 (Acquired 10/28/2013, Cost $252,797) (b)	250,587	253,505
JP Morgan Resecuritization Trust Series 2010-4
1.87%, 08/26/2035 (Acquired 10/28/2013, Cost $202,649) (b)	202,998	202,636
JPMBB Commercial Mortgage Securities Trust 2014-C19
3.67%, 04/15/2047	2,010,000	2,113,933
JPMBB Commercial Mortgage Securities Trust 2014-C24
3.10%, 11/15/2047	13,000,000	13,213,005
JPMBB Commercial Mortgage Securities Trust 2014-C25
3.41%, 11/15/2047	13,000,000	13,327,769
KGS-Alpha SBA COOF Trust
0.60%, 05/25/2039 IO	7,699,149	178,043
KGS-Alpha SBA COOF Trust 2014-2
3.12%, 04/25/2040 IO (Acquired 10/21/2014, Cost $489,512) (b)	3,212,285	473,812
Ladder Capital Commercial Mortgage 2013-GCP Mortgage Trust
3.99%, 02/15/2036 (Acquired 10/28/2013, Cost $971,730) (b)	1,027,000	1,076,089
LB-UBS Commercial Mortgage Trust 2006-C1
5.16%, 02/15/2031	503,988	516,170
LB-UBS Commercial Mortgage Trust 2006-C4
5.83%, 06/15/2038	145,675	153,018
LB-UBS Commercial Mortgage Trust 2007-C1
5.46%, 02/15/2040	490,000	522,864
LB-UBS Commercial Mortgage Trust 2007-C2
0.54%, 02/15/2040 IO	13,087,903	158,246
5.39%, 02/15/2040	14,490,399	15,572,629
5.43%, 02/15/2040	624,566	668,171

Lehman Mortgage Trust 2006-2
6.15%, 04/25/2036	121,396	115,102
Lehman Mortgage Trust 2007-6
6.00%, 07/25/2037	119,959	108,924
Lehman Mortgage Trust 2008-2
6.00%, 03/25/2038	621,761	527,203
Luminent Mortgage Trust 2005-1
0.43%, 11/25/2035	3,512,004	3,159,184
LVII Resecuritization Trust 2009-2
5.13%, 09/27/2037 (Acquired 10/28/2013, Cost $943,763) (b)	914,077	921,774
LVII Resecuritization Trust 2009-3
4.80%, 11/27/2037 (Acquired 10/28/2013, Cost $841,803) (b)	826,000	829,382
4.80%, 11/27/2037 (Acquired 10/28/2013, Cost $1,056,666) (b)	1,032,000	1,082,052
MASTR Adjustable Rate Mortgages Trust 2004-13
2.64%, 04/21/2034	531,585	534,590
MASTR Adjustable Rate Mortgages Trust 2004-15
2.81%, 12/25/2034	65,899	65,988
MASTR Adjustable Rate Mortgages Trust 2004-3
2.32%, 04/25/2034	116,602	108,835
MASTR Alternative Loan Trust 2003-5
6.00%, 08/25/2033	565,366	602,454
MASTR Alternative Loan Trust 2003-9
6.00%, 12/25/2033	206,308	206,532
6.00%, 01/25/2034	36,698	36,679
MASTR Alternative Loan Trust 2004-1
5.00%, 01/25/2019	58,082	59,009
MASTR Alternative Loan Trust 2004-10
4.50%, 09/25/2019	35,845	36,450
MASTR Alternative Loan Trust 2004-13
5.50%, 01/25/2020	813,166	847,043
MASTR Alternative Loan Trust 2004-2
5.00%, 02/25/2019	3,453	3,545
MASTR Alternative Loan Trust 2004-3
6.00%, 04/25/2034	331,585	351,233
6.25%, 04/25/2034	109,044	115,287
MASTR Alternative Loan Trust 2004-4
5.00%, 04/25/2019	45,988	46,963
MASTR Alternative Loan Trust 2004-6
0.00%, 07/25/2034 PO	67,924	53,319
6.00%, 07/25/2034	40,549	41,273
MASTR Alternative Loan Trust 2004-7
0.00%, 08/25/2034 PO	57,873	44,512
MASTR Alternative Loan Trust 2004-8
5.50%, 09/25/2019	122,332	126,516
MASTR Alternative Loan Trust 2005-1
5.00%, 02/25/2035	2,812,227	2,849,095
MASTR Alternative Loan Trust 2005-6
5.50%, 11/25/2020	122,432	119,475
MASTR Asset Securitization Trust
4.50%, 12/25/2018	10,942	11,178
MASTR Asset Securitization Trust 2003-12
0.00%, 12/25/2033 PO	16,735	15,068
5.00%, 12/25/2033	41,017	42,543

MASTR Asset Securitization Trust 2003-2
4.50%, 03/25/2018	9,433	9,433
4.50%, 03/25/2018	29,947	29,947
5.00%, 03/25/2018	14,590	14,667
MASTR Asset Securitization Trust 2003-8
5.50%, 09/25/2033	12,847	13,219
MASTR Asset Securitization Trust 2003-9
0.00%, 10/25/2018 PO	20,697	20,068
5.50%, 10/25/2033	25,020	25,028
MASTR Asset Securitization Trust 2004-1
0.00%, 02/25/2034 PO	13,000	11,389
MASTR Asset Securitization Trust 2004-4
4.50%, 04/25/2019	2,698	2,742
5.25%, 12/26/2033	263,004	274,128
MASTR Asset Securitization Trust 2004-6
0.00%, 07/25/2019 PO	13,021	12,580
MASTR Asset Securitization Trust 2004-8
0.00%, 08/25/2019 PO	6,847	6,361
4.75%, 08/25/2019	34,437	35,442
MASTR Asset Securitization Trust 2004-9
5.25%, 09/25/2019	49,910	51,393
MASTR Reperforming Loan Trust 2005-2
0.52%, 05/25/2035 (Acquired 10/28/2013, Cost $1,231,987) (b)	1,417,483	1,169,236
MASTR Reperforming Loan Trust 2006-2
4.77%, 05/25/2036 (Acquired 10/28/2013, Cost $159,222) (b)	169,739	159,934
Mastr Resecuritization Trust 2005-PO
0.00%, 05/28/2035 PO (Acquired 10/28/2013, Cost $158,775) (b)	180,717	144,573
Merrill Lynch Mortgage Backed Securities Trust Series 2007-3
1.24%, 06/25/2037	396,298	386,817
Merrill Lynch Mortgage Investors Trust Series 2003-A5
2.31%, 08/25/2033	119,490	120,705
Merrill Lynch Mortgage Investors Trust Series MLCC 2003-E
0.79%, 10/25/2028	254,496	250,577
Merrill Lynch Mortgage Investors Trust Series MLCC 2003-F
0.81%, 10/25/2028	300,511	298,415
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-1
2.16%, 12/25/2034	246,769	240,617
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-A
0.63%, 04/25/2029	109,950	104,764
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-C
0.96%, 07/25/2029	224,060	211,183
Merrill Lynch Mortgage Investors Trust Series MLMI 2004-A4
2.46%, 08/25/2034	209,122	214,405
Merrill Lynch Mortgage Investors Trust Series MLMI 2005-A2
2.47%, 02/25/2035	432,902	424,025
Merrill Lynch Mortgage Trust 2005-CIP1
5.05%, 07/12/2038	5,155,000	5,198,781
Merrill Lynch Mortgage Trust 2005-LC1
5.29%, 01/12/2044	228,299	234,517
5.37%, 01/12/2044	343,000	354,682
Merrill Lynch Mortgage Trust 2006-C1
5.68%, 05/12/2039	227,000	236,797
ML Trust XLVII
8.99%, 10/20/2020	3,179	3,408
ML-CFC Commercial Mortgage Trust 2006-1
5.47%, 02/12/2039	471,752	487,517
5.52%, 02/12/2039	390,000	406,165

ML-CFC Commercial Mortgage Trust 2006-3
5.41%, 07/12/2046	1,922,163	2,038,443
ML-CFC Commercial Mortgage Trust 2006-4
0.21%, 12/12/2049 IO (Acquired 10/28/2013, Cost $447,706) (b)	38,705,089	425,950
ML-CFC Commercial Mortgage Trust 2007-9
5.70%, 09/12/2049	639,000	691,061
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6
2.86%, 11/15/2045	9,144,055	9,157,424
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11
3.96%, 08/15/2046	5,200,000	5,566,340
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13
3.77%, 11/15/2046	10,000,000	10,546,050
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14
2.92%, 02/15/2047	10,000,000	10,310,370
3.67%, 02/15/2047	4,400,000	4,611,244
Morgan Stanley Capital I Trust 2005-HQ7
5.21%, 11/14/2042	7,205,678	7,319,290
Morgan Stanley Capital I Trust 2005-IQ10
5.23%, 09/15/2042	574,604	583,552
Morgan Stanley Capital I Trust 2006-IQ12
0.47%, 12/15/2043 IO (Acquired 10/28/2013, Cost $258,368) (b)	19,962,957	160,362
Morgan Stanley Capital I Trust 2007-HQ11
0.22%, 02/12/2044 IO (Acquired 10/28/2013, Cost $172,436) (b)	34,742,415	138,310
5.42%, 02/12/2044	334,254	358,525
Morgan Stanley Capital I Trust 2007-HQ13
0.39%, 12/15/2044 IO (Acquired 10/28/2013, Cost $130,398) (b)	9,357,794	102,561
Morgan Stanley Capital I Trust 2007-IQ13
0.41%, 03/15/2044 IO (Acquired 10/28/2013, Cost $358,746) (b)	32,910,808	251,735
Morgan Stanley Capital I Trust 2011-C3
4.05%, 07/15/2049	630,000	669,311
Morgan Stanley Capital I Trust 2012-C4
2.99%, 03/15/2045	826,000	849,987
Morgan Stanley Mortgage Loan Trust 2004-3
5.68%, 04/25/2034	479,277	505,484
Morgan Stanley Mortgage Loan Trust 2004-9
5.04%, 10/25/2019	126,137	126,263
Morgan Stanley Reremic Trust
0.25%, 07/27/2049 (Acquired 10/28/2013, Cost $998,248) (b)	1,182,000	1,029,758
2.00%, 07/27/2049 (Acquired 10/28/2013, Cost $3,567,312) (b)	3,545,249	3,554,112
1.00%, 03/27/2051 (Acquired 10/28/2013, Cost $1,582,588) (b)	1,598,671	1,596,673
Morgan Stanley Re-REMIC Trust 2009-IO
0.00%, 07/17/2056 PO (Acquired 10/28/2013, Cost $72,979) (b)	74,927	74,609
MortgageIT Trust 2005-1
0.81%, 02/25/2035	177,620	173,103
MortgageIT Trust 2005-2
0.43%, 05/25/2035	2,791,029	2,682,480
MRFC Mortgage Pass-Through Trust Series 1999-TBC2
0.64%, 06/15/2030	514,981	490,197
MRFC Mortgage Pass-Through Trust Series 2000-TBC3
0.60%, 12/15/2030	113,303	107,878
Multi Security Asset Trust LP Commercial Mortgage-Backed Securities Pass-Through
5.00%, 11/28/2035 (Acquired 10/28/2013, Cost $15,429) (b)	15,601	15,560
NACC Reperforming Loan REMIC Trust 2004-R2
6.50%, 10/25/2034 (Acquired 10/28/2013, Cost $99,673) (b)	97,750	99,118

NCUA Guaranteed Notes Trust 2010-C1
2.65%, 10/29/2020	6,276,514	6,418,608
NCUA Guaranteed Notes Trust 2010-R3
0.72%, 12/08/2020	2,408,005	2,430,955
2.40%, 12/08/2020	474,702	478,270
Nomura Asset Acceptance Corp Alternative Loan Trust Series 2003-A1
5.00%, 04/25/2018	835	844
7.00%, 04/25/2033	11,118	11,527
5.50%, 05/25/2033	58,080	59,851
6.00%, 05/25/2033	26,985	27,866
Nomura Resecuritization Trust 2010-6R
2.53%, 03/26/2036 (Acquired 10/28/2013, Cost $165,441) (b)	165,032	164,738
NorthStar 2012-1 Mortgage Trust
1.36%, 08/25/2029 (Acquired 10/28/2013, Cost $198,678) (b)	198,711	198,712
NorthStar 2013-1
2.02%, 08/25/2029 (Acquired 10/28/2013, Cost $1,718,403) (b)	1,718,076	1,720,309
5.17%, 08/25/2029 (Acquired 10/28/2013 through 11/13/2013, Cost $1,076,903) (b)	1,071,000	1,073,892
PaineWebber CMO Trust Series H
8.75%, 04/01/2018	92	92
PaineWebber CMO Trust Series P
8.50%, 08/01/2019	948	1,042
Prime Mortgage Trust 2004-CL1
6.00%, 02/25/2034	209,346	220,037
Provident Funding Mortgage Loan Trust 2005-1
2.48%, 05/25/2035	93,666	94,721
RAIT 2014-FL3 Trust
1.41%, 12/15/2031 (Acquired 10/23/2014, Cost $2,002,000) (b)	2,002,000	2,002,346
1.96%, 12/15/2031 (Acquired 10/23/2014, Cost $1,500,000) (b)	1,500,000	1,499,922
RALI Series 2001-QS19 Trust
6.00%, 12/25/2016	33,121	33,401
RALI Series 2002-QS16 Trust
16.27%, 10/25/2017	18,806	19,464
RALI Series 2002-QS8 Trust
6.25%, 06/25/2017	77,738	78,690
RALI Series 2003-QR19 Trust
5.75%, 10/25/2033	257,145	267,478
RALI Series 2003-QR24 Trust
4.00%, 07/25/2033	169,446	170,844
RALI Series 2003-QS1 Trust
4.25%, 01/25/2033	13,239	13,263
RALI Series 2003-QS13 Trust
4.00%, 07/25/2033	976,536	923,665
RALI Series 2003-QS14 Trust
5.00%, 07/25/2018	169,550	172,177
RALI Series 2003-QS15 Trust
5.50%, 08/25/2033	961,034	980,385
RALI Series 2003-QS18 Trust
5.00%, 09/25/2018	54,295	55,431
RALI Series 2003-QS19 Trust
5.75%, 10/25/2033	698,684	735,804
RALI Series 2003-QS3 Trust
16.13%, 02/25/2018	42,859	47,689
RALI Series 2003-QS9 Trust
7.38%, 05/25/2018 IO	117,397	11,531

RALI Series 2004-QS6 Trust
5.00%, 05/25/2019	24,246	24,596
RALI Series 2004-QS7 Trust
5.50%, 05/25/2034	1,190,865	1,219,361
RALI Series 2005-QA6 Trust
3.49%, 05/25/2035	278,262	233,476
RALI Series 2007-QS1 Trust
6.00%, 01/25/2037	35,942	30,593
RBS Commercial Funding Inc 2013-SMV Trust
3.26%, 03/11/2031 (Acquired 10/28/2013, Cost $485,882) (b)	512,000	519,797
RBSSP Resecuritization Trust 2009-1
6.50%, 02/26/2036 (Acquired 10/28/2013, Cost $547,396) (b)	523,688	564,676
RBSSP Resecuritization Trust 2009-12
5.81%, 11/25/2033 (Acquired 10/28/2013, Cost $756,467) (b)	730,908	769,137
RBSSP Resecuritization Trust 2009-2
7.00%, 08/26/2037 (Acquired 10/28/2013, Cost $175,999) (b)	169,989	179,542
RBSSP Resecuritization Trust 2009-9
6.00%, 07/26/2037 (Acquired 10/28/2013, Cost $281,053) (b)	278,451	284,705
RBSSP Resecuritization Trust 2010-12
4.00%, 06/27/2021 (Acquired 10/28/2013, Cost $20,995) (b)	20,852	20,881
RBSSP Resecuritization Trust 2010-9
4.80%, 10/26/2034 (Acquired 10/28/2013, Cost $336,635) (b)	322,410	335,569
4.00%, 05/26/2037	1,032,533	1,044,974
RBSSP Resecuritization Trust 2012-3
0.32%, 09/26/2036	946,369	900,226
RCMC LLC
5.62%, 11/15/2044 (Acquired 10/28/2013, Cost $934,269) (b)	933,327	960,017
Reperforming Loan REMIC Trust 2005-R1
0.00%, 03/25/2035 PO (Acquired 10/28/2013, Cost $14,351) (b)	15,703	13,534
Residential Asset Securitization Trust 2003-A13
5.50%, 01/25/2034	46,780	48,256
Residential Asset Securitization Trust 2003-A14
4.75%, 02/25/2019	3,802	3,890
Residential Asset Securitization Trust 2003-A8
4.25%, 10/25/2018	72,467	73,198
Residential Asset Securitization Trust 2004-A7
5.50%, 10/25/2034	3,540,462	3,656,911
Residential Asset Securitization Trust 2005-A2
4.88%, 03/25/2035 IO	1,455,301	204,754
Residential Asset Securitization Trust 2006-A4IP
6.00%, 05/25/2036	147,257	134,861
RFMSI Series 2003-S11 Trust
4.00%, 06/25/2018	1,663	1,647
RFMSI Series 2003-S13 Trust
5.50%, 06/25/2033	43,614	43,681
RFMSI Series 2003-S14 Trust
0.00%, 07/25/2018 PO	12,968	12,581
RFMSI Series 2003-S16 Trust
5.00%, 09/25/2018	34,699	35,055
RFMSI Series 2003-S20 Trust
4.75%, 12/25/2018	61,342	62,220
RFMSI Series 2004-S6 Trust
0.00%, 06/25/2034 PO	25,386	21,730
RFMSI Series 2005-S1 Trust
4.75%, 02/25/2020	38,352	39,423

RFMSI Series 2005-SA4 Trust
2.70%, 09/25/2035	150,816	126,022
RFSC Series 2003-RM2 Trust
0.00%, 05/25/2033 PO	2,378	2,108
Salomon Brothers Mortgage Securities VII Inc
0.00%, 12/25/2018 PO	3,495	3,072
3.95%, 04/25/2032 (Acquired 10/28/2013, Cost $55,625) (b)	56,760	55,738
7.00%, 06/25/2033	43,023	46,524
2.49%, 09/25/2033	360,567	364,934
Sequoia Mortgage Trust 2004-10
0.48%, 11/20/2034	111,529	106,574
Sequoia Mortgage Trust 2004-11
0.47%, 12/20/2034	368,289	351,202
Sequoia Mortgage Trust 2004-12
0.66%, 01/20/2035	313,156	286,813
Sequoia Mortgage Trust 2004-8
0.87%, 09/20/2034	2,010,426	1,918,394
1.07%, 09/20/2034	356,975	344,908
Springleaf Mortgage Loan Trust
1.27%, 06/25/2058 (Acquired 10/28/2013, Cost $1,543,627) (b)	1,561,696	1,556,339
2.31%, 06/25/2058 (Acquired 10/28/2013, Cost $1,083,643) (b)	1,121,000	1,098,512
3.14%, 06/25/2058 (Acquired 10/28/2013, Cost $794,166) (b)	817,000	818,524
3.79%, 06/25/2058 (Acquired 10/28/2013, Cost $658,804) (b)	688,000	693,140
Springleaf Mortgage Loan Trust 2012-1
2.67%, 09/25/2057 (Acquired 10/28/2013, Cost $383,408) (b)	375,575	381,171
6.00%, 09/25/2057 (Acquired 10/28/2013, Cost $1,956,520) (b)	1,873,000	1,904,034
Springleaf Mortgage Loan Trust 2012-2
2.22%, 10/25/2057 (Acquired 10/28/2013, Cost $1,698,047) (b)	1,671,187	1,693,595
6.00%, 10/25/2057 (Acquired 10/28/2013, Cost $1,783,060) (b)	1,729,000	1,797,116
Springleaf Mortgage Loan Trust 2012-3
1.57%, 12/25/2059 (Acquired 10/28/2013, Cost $2,031,476) (b)	2,031,495	2,029,997
2.66%, 12/25/2059 (Acquired 10/28/2013, Cost $985,311) (b)	996,000	995,837
3.56%, 12/25/2059 (Acquired 10/28/2013, Cost $571,601) (b)	584,000	592,510
4.44%, 12/25/2059 (Acquired 10/28/2013, Cost $493,697) (b)	496,000	507,483
5.30%, 12/25/2059 (Acquired 10/28/2013, Cost $223,016) (b)	221,000	227,953
Springleaf Mortgage Loan Trust 2013-2
1.78%, 12/25/2065 (Acquired 10/28/2013, Cost $1,771,419) (b)	1,780,140	1,777,021
3.52%, 12/25/2065 (Acquired 10/28/2013, Cost $875,760) (b)	899,000	917,198
Springleaf Mortgage Loan Trust 2013-3
3.79%, 09/25/2057 (Acquired 10/28/2013, Cost $1,261,672) (b)	1,262,000	1,270,920
Structured Adjustable Rate Mortgage Loan Trust
2.35%, 06/25/2034	132,462	131,729
2.39%, 06/25/2034	1,130,408	1,136,933
Structured Asset Mortgage Investments II Trust 2004-AR5
0.82%, 10/19/2034	297,150	279,835
Structured Asset Mortgage Investments II Trust 2005-AR5
0.41%, 07/19/2035	1,136,691	1,089,466
Structured Asset Mortgage Investments Trust 2003-CL1
0.57%, 07/25/2032	1,037,321	984,539
Structured Asset Sec Corp Mort Pas Thr Certs Se 2003 29
4.75%, 09/25/2018	102,214	104,032
Structured Asset Sec Corp Mort Pas Thr Certs Ser 2003 30
5.50%, 10/25/2033	46,425	48,777
Structured Asset Sec Corp Mort Pass Th Certs Ser 2003-32
5.47%, 11/25/2033	45,351	46,903

Structured Asset Securities Corp
2.55%, 12/25/2033	2,899,575	2,855,870
3.62%, 12/25/2033	379,768	380,525
5.49%, 02/25/2034	350,200	371,874
0.52%, 06/25/2035 (Acquired 10/28/2013, Cost $113,201) (b)	135,483	109,444
Structured Asset Securities Corp Mort Pass Thru Ser 2004-5H
5.54%, 12/25/2033	872,053	896,474
Structured Asset Securities Corp Mortgage Pass-Through Ctfs Ser 2003-33H
5.50%, 10/25/2033	415,017	424,111
Structured Asset Securities Corp Mortgage Pass-Through Ctfs Ser 2003-34A
2.48%, 11/25/2033	120,608	118,939
Structured Asset Securities Corp Mortgage Pass-Through Ctfs Ser 2004-22
5.13%, 01/25/2035	7,597,574	7,864,226
Structured Asset Securities Corp Trust 2005-6
5.00%, 05/25/2035	88,612	89,608
Thornburg Mortgage Securities Trust 2003-4
0.81%, 09/25/2043	1,557,302	1,487,552
Thornburg Mortgage Securities Trust 2004-4
1.97%, 12/25/2044	933,220	927,611
Thornburg Mortgage Securities Trust 2005-1
2.25%, 04/25/2045	2,800,227	2,812,523
TIAA Seasoned Commercial Mortgage Trust 2007-C4
5.56%, 08/15/2039	453,035	453,096
UBS Commercial Mortgage Trust 2012-C1
2.29%, 05/10/2045 IO (Acquired 10/28/2013, Cost $247,441) (b)	1,971,183	230,857
UBS-BAMLL Trust
3.66%, 06/10/2030 (Acquired 10/28/2013, Cost $1,756,510) (b)	1,787,000	1,833,015
UBS-Barclays Commercial Mortgage Trust 2012-C2
1.76%, 05/10/2063 IO (Acquired 10/28/2013, Cost $660,606) (b)	7,605,418	602,927
3.53%, 05/10/2063	1,073,000	1,120,322
UBS-Barclays Commercial Mortgage Trust 2013-C6
3.24%, 04/10/2046	271,000	276,348
Vendee Mortgage Trust 1993-1
7.25%, 02/15/2023	709,394	809,168
Vendee Mortgage Trust 1994-1
5.57%, 02/15/2024	158,735	172,804
6.50%, 02/15/2024	519,365	566,030
Vendee Mortgage Trust 1996-1
6.75%, 02/15/2026	227,645	259,468
Vendee Mortgage Trust 1996-2
6.75%, 06/15/2026	107,378	123,365
Vendee Mortgage Trust 1997-1
7.50%, 02/15/2027	317,048	371,966
Vendee Mortgage Trust 1998-1
7.00%, 03/15/2028	213,685	247,482
VML 2014-NPL1 LLC
3.88%, 04/25/2054 (Acquired 11/26/2014, Cost $1,102,000) (b)	1,102,000	1,102,000
VNDO 2012-6AVE Mortgage Trust
3.00%, 11/15/2030 (Acquired 10/28/2013, Cost $2,193,928) (b)	2,283,000	2,285,242
VNDO 2013-PENN Mortgage Trust
3.81%, 12/13/2029 (Acquired 12/5/2013, Cost $2,564,053) (b)	2,500,000	2,645,363
Wachovia Bank Commercial Mortgage Trust Series 2004-C11
5.19%, 01/15/2041	163,286	163,255
Wachovia Bank Commercial Mortgage Trust Series 2005-C21
5.24%, 10/15/2044	822,565	837,914
5.24%, 10/15/2044	5,000,000	5,118,825

Wachovia Bank Commercial Mortgage Trust Series 2005-C22
5.27%, 12/15/2044	7,375,993	7,533,463
Wachovia Bank Commercial Mortgage Trust Series 2006-C23
5.47%, 01/15/2045	5,360,000	5,579,905
Wachovia Bank Commercial Mortgage Trust Series 2006-C24
0.10%, 03/15/2045 IO (Acquired 10/28/2013, Cost $283,794) (b)	87,041,627	130,649
Wachovia Bank Commercial Mortgage Trust Series 2007-C32
5.72%, 06/15/2049	7,406,587	7,961,000
WaMu Mortgage Pass-Through Certificates Series 2003-AR11 Trust
2.42%, 10/25/2033	631,744	639,471
WaMu Mortgage Pass-Through Certificates Series 2003-AR7 Trust
2.30%, 08/25/2033	215,503	216,434
WaMu Mortgage Pass-Through Certificates Series 2003-AR9 Trust
2.41%, 09/25/2033	1,132,513	1,166,249
2.44%, 09/25/2033	214,622	216,156
WaMu Mortgage Pass-Through Certificates Series 2003-S1 Trust
5.50%, 04/25/2033	213,367	220,867
WaMu Mortgage Pass-Through Certificates Series 2003-S10
5.00%, 10/25/2018	16,216	16,662
WaMu Mortgage Pass-Through Certificates Series 2003-S13 Trust
0.72%, 12/25/2018	48,095	46,742
WaMu Mortgage Pass-Through Certificates Series 2003-S4
17.00%, 06/25/2033	56,860	64,291
WaMu Mortgage Pass-Through Certificates Series 2003-S8 Trust
4.50%, 09/25/2018	88,299	89,246
4.50%, 09/25/2018	29,239	29,558
WaMu Mortgage Pass-Through Certificates Series 2003-S9 Trust
0.00%, 10/25/2033 PO	16,943	13,197
5.25%, 10/25/2033	819,893	842,187
WaMu Mortgage Pass-Through Certificates Series 2004-AR3 Trust
2.37%, 06/25/2034	7,001,378	7,065,532
2.37%, 06/25/2034	394,519	398,134
WaMu Mortgage Pass-Through Certificates Series 2004-CB1 Trust
5.00%, 06/25/2019	85,823	88,048
WaMu Mortgage Pass-Through Certificates Series 2004-CB2 Trust
5.00%, 07/25/2019	106,213	108,478
5.50%, 08/25/2019	236,210	243,120
6.00%, 08/25/2034	1,454,701	1,555,356
WaMu Mortgage Pass-Through Certificates Series 2004-CB3 Trust
5.50%, 10/25/2019	38,714	40,174
6.00%, 10/25/2019	34,079	35,773
6.50%, 10/25/2034	5,612,937	6,130,051
WaMu Mortgage Pass-Through Certificates Series 2004-CB4 Trust
5.50%, 12/25/2019	59,136	61,258
WaMu Mortgage Pass-Through Certificates Series 2004-RS2
5.00%, 11/25/2033	124,872	127,937
WaMu Mortgage Pass-Through Certificates Series 2004-S2 Trust
5.50%, 06/25/2034	763,331	799,657
WaMu Mortgage Pass-Through Certificates Series 2004-S3 Trust
5.00%, 07/25/2034	193,611	203,055
WaMu Mortgage Pass-Through Certificates Series 2006-AR10 Trust
2.27%, 09/25/2036	29,341	19,367
WaMu Mortgage Pass-Through Certificates Series 2006-AR8 Trust
2.24%, 08/25/2046	137,697	119,199

Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-1 Trust
0.00%, 03/25/2035 PO	24,888	17,479
5.50%, 03/25/2035	301,663	303,717
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-2 Trust
4.83%, 04/25/2035 IO	376,455	48,336
4.88%, 04/25/2035 IO	1,665,202	235,173
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-4 Trust
5.50%, 06/25/2035	558,582	516,914
5.50%, 06/25/2035 IO	537,929	113,045
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-6 Trust
5.50%, 08/25/2035	118,399	109,684
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-1 Trust
5.75%, 02/25/2036	49,234	44,850
Washington Mutual MSC Mortgage Pass-Through Certificates Series 2003-MS5 Trust
0.67%, 03/25/2018	15,220	15,045
Washington Mutual MSC Mortgage Pass-Through Certificates Series 2003-MS7 Trust
0.00%, 03/25/2033 PO	3,367	2,530
Wells Fargo Alternative Loan 2003-1 Trust
0.00%, 09/25/2033 PO	19,652	17,624
Wells Fargo Alternative Loan 2007-PA3 Trust
5.75%, 07/25/2037	66,390	60,062
Wells Fargo Commercial Mortgage Trust 2013-120B
2.71%, 03/18/2028 (Acquired 10/28/2013, Cost $1,513,552) (b)	1,548,000	1,550,308
Wells Fargo Mortgage Backed Securities 2003-K Trust
2.49%, 11/25/2033	433,000	434,967
2.49%, 11/25/2033	16,611	16,887
Wells Fargo Mortgage Backed Securities 2003-L Trust
2.55%, 11/25/2033	63,282	62,111
Wells Fargo Mortgage Backed Securities 2004-4 Trust
5.50%, 05/25/2034	94,990	97,781
Wells Fargo Mortgage Backed Securities 2004-B Trust
2.49%, 02/25/2034	139,801	139,708
Wells Fargo Mortgage Backed Securities 2004-EE Trust
2.50%, 12/25/2034	376,973	381,782
2.50%, 12/25/2034	123,048	125,894
2.61%, 12/25/2034	255,728	260,122
2.61%, 12/25/2034	375,910	378,094
Wells Fargo Mortgage Backed Securities 2004-I Trust
2.60%, 07/25/2034	536,515	541,075
Wells Fargo Mortgage Backed Securities 2004-P Trust
2.61%, 09/25/2034	1,640,680	1,649,261
Wells Fargo Mortgage Backed Securities 2004-V Trust
2.60%, 10/25/2034	273,956	276,349
2.60%, 10/25/2034	351,375	356,251
Wells Fargo Mortgage Backed Securities 2005-14 Trust
0.00%, 11/25/2035 PO	41,995	33,921
5.50%, 11/25/2035	182,857	193,452
Wells Fargo Mortgage Backed Securities 2005-AR3 Trust
2.62%, 03/25/2035	3,899,317	3,928,421
Wells Fargo Mortgage Backed Securities 2005-AR8 Trust
2.59%, 06/25/2035	338,313	340,414
Wells Fargo Mortgage Backed Securities 2007-11 Trust
6.00%, 08/25/2037	463,835	457,305
Wells Fargo Mortgage Backed Securities 2007-7 Trust
6.00%, 06/25/2037	82,985	83,984

Wells Fargo Mortgage Backed Securities 2007-9 Trust
5.50%, 07/25/2037	328,539	333,152
Wells Fargo Mortgage Loan 2012-RR1 Trust
2.85%, 08/27/2037 (Acquired 10/28/2013, Cost $627,152) (b)	624,464	615,097
Wells Fargo Resecuritization Trust 2012-IO
1.75%, 08/20/2021 (Acquired 10/28/2013, Cost $1,398,337) (b)	1,401,841	1,401,407
WFRBS Commercial Mortgage Trust 2011-C3
4.38%, 03/15/2044 (Acquired 10/28/2013, Cost $1,127,121) (b)	1,059,000	1,154,426
WFRBS Commercial Mortgage Trust 2012-C6
1.08%, 04/15/2045	138,691	139,081
3.44%, 04/15/2045	9,470,780	9,894,673
WFRBS Commercial Mortgage Trust 2013-C11
4.18%, 03/15/2045 (Acquired 08/04/2014, Cost $285,281) (b)	300,000	286,057
WFRBS Commercial Mortgage Trust 2014-C21
3.68%, 08/15/2047	7,000,000	7,335,790
WFRBS Commercial Mortgage Trust 2014-C23
3.64%, 10/15/2057	3,500,000	3,682,557
WFRBS Commercial Mortgage Trust 2014-C24
3.32%, 11/15/2047	5,000,000	5,159,965
WFRBS Commercial Mortgage Trust 2014-LC14
3.77%, 03/15/2047	10,000,000	10,553,190

Total Mortgage Backed Obligations (Cost $2,949,603,228)		$2,997,922,631

Total Bonds & Notes (Cost $7,286,065,005)		$7,455,853,635

	Shares
SHORT-TERM INVESTMENTS - 6.52%
Money Market Funds - 6.52%
Fidelity Institutional Money Market Funds - Government Portfolio, 0.01% (g)	251,041,278	$251,041,278
Goldman Sachs Financial Square Funds - Federal Fund, 0.01% (g)	251,041,278	251,041,278

Total Short-Term Investments (Cost $502,082,556)		$502,082,556

TOTAL INVESTMENTS IN SECURITIES - 103.29% (Cost $7,788,147,561)		7,957,936,191
LIABILITIES IN EXCESS OF OTHER ASSETS - (3.29)%		(253,340,884)

TOTAL NET ASSETS - 100.00%		$7,704,595,307

PO	Principal Only Strip
IO	Interest Only Strip
(a)	Includes securities that are treated as illiquid by the Fund. The value of these securities totals $10,476,519, which represents 0.14% of total net assets.
(b)	Includes restricted securities as defined in Rule 144A under the Securities Act of 1933. The value of these securities totals $866,920,341, which represents 11.25% of total net assets. See Note 2(d) in the Notes to Financial Statements.
(c)	Includes inflation protected securities. The value of these securities totals $68,598,931, which represents 0.89% of total net assets.
(d)	Includes delayed delivery securities. The value of these securities totals $213,842,006, which represents 2.78% of total net assets. See Note 2(b) in the Notes to Financial Statements.
(e)	Partially assigned as collateral for certain futures contracts. The value of the pledged issue totals $1,244,085, which represents 0.02% of total net assets.
(f)	Includes securities in default. The value of these securities totals $6,226,166, which represents 0.08% of total net assets.
(g)	Partially assigned as collateral for certain delayed delivery securities. See Note 2(b) in the Notes to Financial Statements.

Bridge Builder Bond Fund

Summary Schedule of Investments (Unaudited)

December 31, 2014

Open Futures Contracts

Number of Contracts Purchased (Sold)	Description	Settlement Month	Notional Amount	Value	Unrealized Appreciation (Depreciation)
99	U.S. 5 Year Note Future	Mar 2015	$11,767,775	$11,774,039	$6,264
222	U.S. Ultra Bond Future	Mar 2015	36,207,375	36,671,625	464,250
(229)	U.S. 10 Year Note Future	Mar 2015	(29,049,382)	(29,036,484)	12,898
(180)	U.S. Long Bond Future	Mar 2015	(25,894,139)	(26,021,250)	(127,111)
955	U.S. 2 Year Note Future	Mar 2015	208,652,248	208,757,032	104,784

					$461,085

(b)	Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Bridge Builder Trust

By (Signature and Title)*	/s/ Joseph Neuberger
Joseph Neuberger, President

Date	2/24/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joseph Neuberger
Joseph Neuberger, President

Date 2/24/2015

By (Signature and Title)*	/s/ Jason Hadler
Jason Hadler, Treasurer

Date 2/24/2015

*	Print the name and title of each signing officer under his or her signature.